                                Filed with the Securities and Exchange Commission on November 14, 2002
Registration No. 333-08853                                          Investment Company Act No. 811-5438 (formerly 811-8248)
====================================================================================================================================
                                                 SECURITIES AND EXCHANGE COMMISSION
                                                       WASHINGTON, D.C. 20549

                                                              FORM N-4
                                      Registration Statement under The Securities Act of 1933
                                                  Post-Effective Amendment No. 12
                                                                and
                                  Registration Statement under The Investment Company Act of 1940
                                                          Amendment No. 32

                                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                   --------------------------------------------------------------
                   [f/k/a American Skandia Life Assurance Corporation Variable Account B (Class 2 Sub-accounts)]
                                                     (Exact Name of Registrant)

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                            -------------------------------------------
                                                        (Name of Depositor)

                                          ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
                                          -----------------------------------------------
                                        (Address of Depositor's Principal Executive Offices)

                                                           (203) 926-1888
                                                           --------------
                                                   (Depositor's Telephone Number)

                                              KATHLEEN A. CHAPMAN, CORPORATE SECRETARY
                                          One Corporate Drive, Shelton, Connecticut 06484
                                          -----------------------------------------------
                                         (Name and Address of Agent for Service of Process)

                                                              Copy To:
                                                     SCOTT K. RICHARDSON, ESQ.
                                                           CHIEF COUNSEL
                                   One Corporate Drive, Shelton, Connecticut 06484 (203) 925-3830
                                   --------------------------------------------------------------

                                          Approximate Date of Proposed Sale to the Public:

             NOVEMBER 18, 2002, OR AS SOON AS PRACTICABLE FOLLOWING THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.
                           It is proposed that this filing become effective:  (check appropriate space)
                                     immediately upon filing pursuant to paragraph (b) of Rule 485
                                     on November  18, 2002   pursuant to paragraph (b) of Rule 485
                                       --------------------
                                     60 days after filing pursuant to paragraph (a) (i) of Rule 485
                                     __  on ___________pursuant to paragraph (a) (i) of Rule 485
                                     75 days after filing pursuant to paragraph (a) (ii) of Rule 485 on ______________pursuant to paragraph (a) (ii) of Rule 485
                           If appropriate, check the following box:
                   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

====================================================================================================================================
                                  CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                          Proposed               Proposed
                                                          Maximum                 Maximum
                                    Amount                Offering              Aggregate               Amount of
        Title of Securities          to be                 Price                 Offering             Registration
          to be Registered        Registered              Per Unit                 Price                   Fee
------------------------------------------------------------------------------------------------------------------------------------

   American Skandia Life Assurance
    Corporation Annuity Contracts Indefinite*            Indefinite*                                       $0
====================================================================================================================================
                                   *Pursuant to Rule 24f-2 of the Investment Company Act of 1940
*The Prospectus contained in this Registration Statement also relates to annuity contracts no longer being sold but for which additional Purchase Payments are accepted and which are covered by earlier Registration Statement File Number 33-56770.
------------------------------------------------------------------------------------------------------------------------------------
Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940.  The Rule 24f-2 Notice for Registrant's fiscal year 2001 was filed within 90 days of the close of the fiscal year.
CHC2
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                                                     One Corporate Drive, Shelton, Connecticut 06484

This Prospectus  describes  Advisors Choice(R)2000, a flexible  premium deferred annuity (the "Annuity")  offered by American Skandia
Life  Assurance  Corporation  ("American  Skandia",  "we",  "our" or "us").  The  Annuity  may be offered as an  individual  annuity contract or as an  interest  in a group  annuity.  This  Prospectus  describes  the  important  features of the Annuity and what you should  consider  before  purchasing the Annuity.  We have also filed a Statement of Additional  Information  that is available from us,  without  charge,  upon your  request.  The contents of the Statement of  Additional  Information  are described on page 60. The
Annuity or certain of its  investment  options and/or  features may not be available in all states.  Various rights and benefits may differ between states to meet applicable laws and/or  regulations.  Certain terms are  capitalized in this  Prospectus.  Those terms are either defined in the Glossary of Terms or in the context of the particular section.

====================================================================================================================================
American  Skandia offers several  different  annuities  which your investment  professional  may be authorized to offer to you. Each annuity has different  features and benefits that may be  appropriate  for you based on your financial  situation,  your age and how you intend to use the annuity.  The different features and benefits include variations in death benefit  protection,  the ability to access your  annuity's  account value and the charges that you will be subject to if you choose to surrender  the annuity.  The fees and charges may also be different between each annuity.
====================================================================================================================================

If you are purchasing the Annuity as a replacement  for existing  variable  annuity or variable life coverage,  you should  consider any surrender or penalty charges you may incur when replacing your existing coverage.

WHY WOULD I CHOOSE TO PURCHASE THIS ANNUITY?
This Annuity is frequently  used for  retirement  planning  because it allows you to accumulate  retirement  savings and also offers annuity payment options when you are ready to begin  receiving  income.  The Annuity also offers one or more death benefits that can protect  your  retirement  savings if you die during a period of  declining  markets.  It may be used as an  investment  vehicle for
"qualified"  investments,  including an IRA, SEP-IRA, Roth IRA, Section 401(a) plans (defined benefit plans and defined contribution plans such as 401(k),  profit  sharing and money  purchase  plans) or Tax Sheltered  Annuity (or 403(b)).  It may also be used as an investment  vehicle  for  "non-qualified"  investments.  The  Annuity  allows  you to  invest  your  money in a number  of  variable investment options as well as in one or more fixed investment options.

When an Annuity is purchased as a  "non-qualified"  investment,  you  generally  are not taxed on any  investment  gains the Annuity earns until you make a  withdrawal  or begin to receive  annuity  payments.  This  feature,  referred to as  "tax-deferral",  can be beneficial to the growth of your Account Value  because money that would  otherwise be needed to pay taxes on investment  gains each year remains invested and can earn additional money.  However,  because the Annuity is designed for long-term  retirement savings, a
10%  penalty  tax may be  applied  on  withdrawals  you make  before  you reach age 591/2.  Annuities  purchased  as a  non-qualified investment  are not subject to the maximum  contribution  limits  that may apply to a qualified  investment,  and are not subject to required minimum distributions after age 701/2.

When an Annuity is purchased as a "qualified"  investment,  you should consider that the Annuity does not provide any tax advantages in addition to the  preferential  treatment  already  available  through your  retirement  plan under the Internal  Revenue Code. An
Annuity may offer  features  and  benefits in addition to  providing  tax  deferral  that other  investment  vehicles may not offer, including  death benefit  protection for your  beneficiaries,  lifetime income  options,  and the ability to make transfers  between numerous  variable  investment  options  offered  under the Annuity.  You should  consult with your  investment  professional  as to whether the overall benefits and costs of the Annuity are appropriate considering your overall financial plan.

------------------------------------------------------------------------------------------------------------------------------------
These  annuities are NOT deposits or obligations  of, or issued,  guaranteed or endorsed by, any bank, are NOT insured or guaranteed by the U.S.  government,  the Federal  Deposit  Insurance  Corporation  (FDIC),  the Federal  Reserve Board or any other agency.  An investment in this annuity involves investment risks, including possible loss of value.

------------------------------------------------------------------------------------------------------------------------------------
THESE  SECURITIES  HAVE NOT BEEN  APPROVED  OR  DISAPPROVED  BY THE  SECURITIES  AND  EXCHANGE  COMMISSION  OR ANY STATE  SECURITIES
COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES  COMMISSION  PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
REPRESENTATION  TO THE CONTRARY IS A CRIMINAL  OFFENSE.  PLEASE READ THIS  PROSPECTUS AND THE CURRENT  PROSPECTUS FOR THE UNDERLYING
MUTUAL FUNDS.  KEEP THEM FOR FUTURE REFERENCE.
------------------------------------------------------------------------------------------------------------------------------------
                                            FOR FURTHER INFORMATION CALL 1-800-766-4530.
Prospectus Dated: May 1, 2002                                                 Statement of Additional Information Dated: May 1, 2002
revised effective November 18, 2002                                                              revised effective November 18, 2002
CH2-PROS- (11/2002)                                                                                                       CHOICE2000

                            PLEASE SEE OUR PRIVACY POLICY ATTACHED TO THE BACK COVER OF THIS PROSPECTUS.

WHAT ARE SOME OF THE KEY FEATURES OF THIS ANNUITY?

|X|      This Annuity is a "flexible  premium  deferred  annuity." It is called  "flexible  premium"  because you have  considerable flexibility in the timing and amount of premium  payments.  Generally,  investors  "defer"  receiving  annuity payments until after an accumulation period.
|X|      This  Annuity  offers  both  variable  and fixed  investment  options.  If you  allocate  your  Account  Value to  variable investment  options,  the value of your  Annuity  will vary daily to reflect the  investment  performance  of the  underlying investment  options.  Fixed investment  options of different  durations are offered that are guaranteed by us, but may have a
       Market Value Adjustment if you withdraw or transfer your Account Value before the Maturity Date.
|X|      The Annuity features two distinct phases - the accumulation  period and the payout period.  During the accumulation  period your Account Value is allocated to one or more investment options.  The variable  investment  options,  each a Sub-account of
       American Skandia Life Assurance  Corporation  Variable Account B, invest in an underlying  mutual fund portfolio.  Currently, portfolios of the following  underlying mutual funds are being offered:  American Skandia Trust,  Montgomery Variable Series,
       Wells Fargo Variable Trust, Rydex Variable Trust,  INVESCO Variable Investment Funds, Inc., Evergreen Variable Annuity Trust,
       ProFunds VP, First Defined Portfolio Fund LLC and The Prudential Series Fund, Inc.
|X|      During the payout period,  commonly called  "annuitization,"  you can elect to receive  annuity  payments (1) for life; (2)
       for life with a  guaranteed  minimum  number  of  payments;  (3)  based on joint  lives;  or (4) for a  guaranteed  number of payments.  We currently make annuity payments available on a fixed or variable basis.
|X|      This Annuity  offers a basic Death  Benefit.  It also offers  optional  Death  Benefits  that provide an enhanced  level of protection for your beneficiary(ies) for an additional charge.
|X|      Annuity  Owners can purchase an optional  life  insurance  rider called  Plus40(TM)which  provides an income  tax-free  life insurance benefit to the Owner's beneficiary(ies) equal to 40% of the Account Value of your Annuity.
|X|      There is no  Contingent  Deferred  Sales Charge on  surrenders  or  withdrawals.  You can withdraw  Account Value from your
       Annuity free of any charges.
|X|      Transfers  between  investment  options are tax-free.  Currently,  you may make twenty  transfers each year free of charge.
       We also  offer  several  programs  that  enable you to manage  your  Account  Value as your  financial  needs and  investment performance change.
|X|      This Annuity is designed for use in connection with investment advisory services provided by an Advisor.

HOW DO I PURCHASE THIS ANNUITY?
We sell the Annuity through  licensed,  registered  investment  professionals.  The Annuity may also be purchased  directly from us.
We may require  satisfactory  evidence  that you have  engaged the  services of an Advisor.  You must  complete an  application  and submit a minimum  initial  purchase  payment of $5,000.  We may allow you to make a lower  initial  purchase  payment  provided  you establish a bank drafting  program under which  purchase  payments  received in the first Annuity Year total at least $5,000.  There is no age restriction to purchase the Annuity.  However,  the basic Death Benefit provides greater  protection for persons under age
85.

   WHAT TAX CONSIDERATIONS ARE THERE FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED
     CONTRACTS?...................................................................................................................51
   HOW ARE DISTRIBUTIONS FROM QUALIFIED CONTRACTS TAXED?..........................................................................52
   GENERAL TAX CONSIDERATIONS.....................................................................................................53

GENERAL INFORMATION...............................................................................................................54

   HOW WILL I RECEIVE STATEMENTS AND REPORTS?.....................................................................................54
   WHO IS AMERICAN SKANDIA?.......................................................................................................55
   WHAT ARE SEPARATE ACCOUNTS?....................................................................................................55
   WHAT IS THE LEGAL STRUCTURE OF THE UNDERLYING FUNDS?...........................................................................56
   WHO DISTRIBUTES ANNUITIES OFFERED BY AMERICAN SKANDIA?.........................................................................57
   AVAILABLE INFORMATION..........................................................................................................58
   INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE................................................................................59
   HOW TO CONTACT US..............................................................................................................59
   INDEMNIFICATION................................................................................................................59
   LEGAL PROCEEDINGS..............................................................................................................59
   CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION............................................................................60

APPENDIX A - FINANCIAL INFORMATION ABOUT AMERICAN SKANDIA..........................................................................1

   SELECTED FINANCIAL DATA.........................................................................................................2
   MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS...........................................3
   QUANTITATIVE AND QUALITATIVE DISCLOSURES ABOUT MARKET RISK......................................................................7

AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF AMERICAN SKANDIA LIFE ASSURANCE CORPORATION..........................................10

   Report of Independent Auditors.................................................................................................11

APPENDIX B - CONDENSED FINANCIAL INFORMATION ABOUT SEPARATE ACCOUNT B..............................................................1

APPENDIX C - CALCULATION OF OPTIONAL DEATH BENEFITS................................................................................1

APPENDIX D-1 -ADVISOR'S CHOICE PRIOR CONTRACT......................................................................................1

APPENDIX D-2 -ADVISOR'S DESIGN PRIOR CONTRACT......................................................................................3

APPENDIX E - SALE OF THE CONTRACTS TO RESIDENTS OF THE STATE OF NEW YORK...........................................................1

APPENDIX F - PERFORMANCE ADVANTAGE.................................................................................................1

APPENDIX G - PLUS40(TM)OPTIONAL LIFE INSURANCE RIDER...............................................................................1

APPENDIX H - DESCRIPTION AND CALCULATION OF THE ENHANCED BENEFICIARY PROTECTION OPTIONAL
  DEATH BENEFIT AND THE GUARANTEED MINIMUM DEATH BENEFIT...........................................................................1

                                                         GLOSSARY OF TERMS

Many terms used within this  Prospectus  are described  within the text where they appear.  The  description  of those terms are not repeated in this Glossary of Terms.

Account Value:  The value of each  allocation to a Sub-account or a Fixed  Allocation  prior to the Annuity Date, plus any earnings, and/or  less any losses,  distributions  and  charges.  The  Account  Value is  calculated  before we assess any  applicable  Annual
Maintenance  Fee. The Account Value is determined  separately for each Sub-account and for each Fixed  Allocation,  and then totaled to determine  the Account  Value for your entire  Annuity.  The Account  Value of each Fixed  Allocation  on other than its Maturity
Date may be calculated using a market value adjustment.

Advisor: A person or entity which:
|X|......is registered under the Investment Advisers Act of 1940, as amended,  and, where applicable,  under equivalent state law or regulation regarding the registration of investment advisors; or
|X|      may provide investment advisory services but is exempt from such registration.

Annuitization:  The application of Account Value to one of the available  annuity options to begin receiving  periodic  payments for life, for a guaranteed minimum number of payments or for life with a guaranteed minimum number of payments.

Annuity Date: The date you choose for annuity payments to commence.  A maximum Annuity Date may apply.

Annuity Year: A 12-month period commencing on the Issue Date of the Annuity and each successive 12-month period thereafter.

Code: The Internal Revenue Code of 1986, as amended from time to time.

Fixed  Allocation:  An allocation of Account Value that is to be credited a fixed rate of interest for a specified  Guarantee Period during the accumulation period.

Guarantee Period: A period of time during the accumulation period where we credit a fixed rate of interest on a Fixed Allocation.

Interim  Value:  The value of a Fixed  Allocation  on any date other  than the  Maturity  Date.  The  Interim  Value is equal to the initial value allocated to the Fixed Allocation plus all interest  credited to the Fixed Allocation as of the date calculated,  less any transfers or withdrawals from the Fixed Allocation.

Issue Date: The effective date of your Annuity.

MVA: A market  value  adjustment  used in the  determination  of Account  Value of each Fixed  Allocation  on any day other than the
Maturity Date of such Fixed Allocation.

Owner: With an Annuity issued as an individual  annuity  contract,  the Owner is either an eligible entity or person named as having ownership rights in relation to the Annuity.  With an Annuity issued as a certificate  under a group annuity  contract,  the "Owner"
refers to the person or entity who has the rights and benefits designated as to the "Participant" in the certificate.

Surrender  Value:  The value of your Annuity  available upon surrender  prior to the Annuity Date. It equals the Account Value as of the date we price the surrender  minus the Annual  Maintenance  Fee, Tax Charge and the charge for any optional  benefits.  There is no Contingent Deferred Sales Charge upon surrender or partial withdrawal.

Unit:  A measure used to calculate your Account Value in a Sub-account during the accumulation period.

Valuation Day:  Every day the New York Stock  Exchange is open for trading or any other day the  Securities and Exchange  Commission requires mutual funds or unit investment trusts to be valued.

SUMMARY OF CONTRACT FEES AND CHARGES

Below is a summary of the fees and  expenses we charge for the  Annuity.  Some  charges are  assessed  against  your  Annuity  while others are assessed  against  assets  allocated  to the  variable  investment  options.  The charges  that are assessed  against the
Annuity  include the Annual  Maintenance  Fee,  Transfer  Fee and the Tax Charge.  The charge that is assessed  against the variable investment  options is the  Insurance  Charge,  which is the  combination  of a mortality  and expense  risk charge and a charge for administration of the Annuity.  Each underlying mutual fund portfolio  assesses a charge for investment  management,  other expenses and with some mutual funds,  a 12b-1 charge.  The  prospectus  for each  underlying  mutual fund provides more detailed  information about the expenses for the underlying  mutual funds.  In certain states,  a premium tax charge may be applicable.  All of these fees and expenses are described in more detail within this Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                       YOUR TRANSACTION EXPENSES
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
                                                        AMOUNT DEDUCTED/
------------------------------                       DESCRIPTION OF CHARGE                                    WHEN DEDUCTED
         FEE/EXPENSE
------------------------------- ----------------------------------------------------------------- --------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
Contingent Deferred Sales                                                                            There is no Contingent Deferred
Charge                                                   Not Applicable                           Sales Charge deducted upon surrender
                                                                                                          or partial withdrawal

------------------------------- ----------------------------------------------------------------- --------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
Annual Maintenance Fee                       Smaller of $35 or 2% of Account Value                      Annually on the Annuity's
                                      (Only applicable if Account Value is under $50,000)          anniversary date or upon surrender
------------------------------- ----------------------------------------------------------------- --------------------------------------
-------------------------------
Transfer Fee                                                 $10.00                               After the 20th transfer each Annuity
                                                                                                                  Year
------------------------------- ----------------------------------------------------------------- --------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
Tax Charge                         Depends on the requirements of the applicable jurisdiction                    Various

------------------------------- ----------------------------------------------------------------- --------------------------------------

----------------------------------------------------------------------------------------------------------------------------------------
                                                  ANNUAL CHARGES OF THE SUB-ACCOUNTS
                                 (as a percentage of the average daily net assets of the Sub-accounts)
------------------------------- ----------------------------------------------------------------- --------------------------------------
Mortality & Expense Risk
Charge                                                       0.50%
                                                                                                                  Daily
Administration Charge                                        0.15%

Total  Annual  Charges  of the          0.65% per year of the value of each Sub-account              Applies to Variable Investment
Sub-accounts*                                                                                                 Options only
------------------------------- ----------------------------------------------------------------- --------------------------------------
* The  combination  of the Mortality and Expense Risk Charges and  Administration  Charge is referred to as the  "Insurance  Charge"
elsewhere in this  Prospectus.  Prior to July 1, 1994,  total annual expenses under the Annuity were 1.90%,  including an investment allocation  service  charge of 1.00% and 0.90% for what we now refer to as the  "Insurance  Charge."  Effective  July 1, 1994, we no
longer  deducted the  investment  allocation  service  charge;  total annual  expenses were then 0.90%.  Effective May 1, 1998,  the
Insurance Charge was further reduced to 0.65%.

------------------------------------------------------------------------------------------- --------------------- ----------------------
                                    OPTIONAL BENEFITS                                         Optional Benefit     Total Annual Charge
                                                                                                   Charge         (including Insurance
                                                                                                                         Charge)
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
GUARANTEED RETURN OPTION                                                                                                  0.90%
We offer a program  that  guarantees  a  "return  of  premium"  at a future  date,  while     0.25% of average
allowing you to allocate all or a portion of your Account  Value to the  Sub-accounts  of   daily net assets of
your choice.                                                                                  the Sub-accounts
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
ENHANCED BENEFICIARY PROTECTION DEATH BENEFIT                                                                             0.90%
We offer an Optional  Death  Benefit that provides an enhanced  level of  protection  for     0.25% of average
your  beneficiary(ies)  by providing  amounts in addition to the basic Death Benefit that   daily net assets of
can be used to offset  federal  and state  taxes  payable  on any  taxable  gains in your     the Sub-accounts
Annuity at the time of your death.
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
We offer an Optional  Death  Benefit that provides an enhanced  level of  protection  for     0.25% of average
your  beneficiary(ies)  by  providing a death  benefit  equal to the greater of the basic   daily net assets of           0.90%
Death Benefit or the Highest Anniversary Value.                                               the Sub-accounts
------------------------------------------------------------------------------------------- --------------------- ----------------------
----------------------------------------------------------------------------------------------------------------------------------------
Please  refer to the section of the  Prospectus  that  describes  each  optional  benefit for a complete  description  of the  benefit, including any restrictions or limitations that may apply.
----------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------------
                                                     OPTIONAL LIFE INSURANCE RIDER
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------- --------------------------------
Plus40(TM)OPTIONAL LIFE INSURANCE RIDER                                                                   The current charge is based on
We offer an income tax-free life insurance  benefit for your  Beneficiary(ies)  that may be useful in     age and is a percentage of
offsetting  federal and state taxes  payable on any taxable gains in your Annuity at the time of your    your Account Value as of the
death.  Please refer to the Appendix for a detailed description of this Rider.                           anniversary of the Issue Date
                                                                                                          of your Annuity. The charge
                                                                                                          ranges from .80% for Owners
                                                                                                           age 40 - 75 to 10.50% for
                                                                                                          Owners age 95. Please refer
                                                                                                        to the Appendix for a complete
                                                                                                          description of the charge.
------------------------------------------------------------------------------------------------------- --------------------------------

----------------------------------------------------------------------------------------------------------------------------------------
                                           Underlying Mutual Fund Portfolio Annual Expenses
                               (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------------
The following are the investment  management  fees, other expenses,  12b-1 fees (if  applicable),  and the total annual expenses for each underlying  mutual fund  ("Portfolio") as of December 31, 2001,  except as noted.  Each figure is stated as a percentage of the underlying  Portfolio's  average daily net assets.  For certain of the  underlying  Portfolios,  a portion of the  management fee is being waived and/or other  expenses are being  partially  reimbursed.  "N/A"  indicates that no portion of the management fee and/or other expenses is being waived and/or  reimbursed.  The "Net Annual  Portfolio  Operating  Expenses"  reflect the combination of the underlying  Portfolio's  investment  management  fee,  other  expenses  and any  12b-1  fees,  net of any fee  waivers  and  expense reimbursements.  The  following  expenses are deducted by the  underlying  Portfolio  before it provides  American  Skandia with the daily net asset  value.  Any  footnotes  about  expenses  appear  after the list of all the  Portfolios.  The  underlying  Portfolio information  was provided by the underlying  mutual funds and has not been  independently  verified by us. See the  prospectuses  or statements of additional  information of the  underlying  Portfolios for further  details.  The current  prospectus and statement of additional information for the underlying Portfolios can be obtained by calling 1-800-766-4530.

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other         12b-1 Fees    Total Annual   Fee          Net
                                                       Fees         Expenses                    Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Portfolio
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimburse-mentExpenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
American Skandia Trust: 1
  AST Strong International Equity                     0.87%          0.22%          0.05%         1.14%          N/A         1.14%
  AST William Blair International Growth 5            1.00%          0.22%          0.02%         1.24%         0.10%        1.14%
  AST American Century International Growth           1.00%          0.28%          0.00%         1.28%          N/A         1.28%
  AST DeAM International Equity                       1.00%          0.32%          0.00%         1.32%         0.15%        1.17%
  AST MFS Global Equity                               1.00%          0.40%          0.00%         1.40%          N/A         1.40%
  AST PBHG Small-Cap Growth                           0.90%          0.23%          0.03%         1.16%          N/A         1.16%
  AST DeAM Small-Cap Growth                           0.95%          0.19%          0.03%         1.17%         0.01%        1.16%
  AST Federated Aggressive Growth                     0.95%          0.83%          0.00%         1.78%         0.43%        1.35%
  AST Goldman Sachs Small-Cap Value                   0.95%          0.16%          0.07%         1.18%          N/A         1.18%
  AST Gabelli Small-Cap Value                         0.90%          0.18%          0.00%         1.08%          N/A         1.08%
  AST DeAM Small-Cap Value 2                          0.95%          0.22%          0.02%         1.19%         0.15%        1.04%
  AST Goldman Sachs Mid-Cap Growth 5                  1.00%          0.26%          0.08%         1.34%         0.10%        1.24%
  AST Neuberger Berman Mid-Cap Growth                 0.90%          0.18%          0.04%         1.12%          N/A         1.12%
  AST Neuberger Berman Mid-Cap Value                  0.90%          0.16%          0.16%         1.22%          N/A         1.22%
  AST Alger All-Cap Growth                            0.95%          0.16%          0.09%         1.20%          N/A         1.20%
  AST Gabelli All-Cap Value                           0.95%          0.24%          0.01%         1.20%          N/A         1.20%
  AST T. Rowe Price Natural Resources                 0.90%          0.20%          0.01%         1.11%          N/A         1.11%
  AST Alliance Growth                                 0.90%          0.19%          0.04%         1.13%          N/A         1.13%
  AST MFS Growth                                      0.90%          0.17%          0.04%         1.11%          N/A         1.11%
  AST Marsico Capital Growth                          0.90%          0.16%          0.02%         1.08%         0.02%        1.06%
  AST Goldman Sachs Concentrated Growth 5             0.90%          0.14%          0.03%         1.07%         0.06%        1.01%
  AST DeAM Large-Cap Growth 2                         0.85%          0.22%          0.02%         1.09%         0.10%        0.99%
  AST DeAM Large-Cap Value                            0.85%          0.22%          0.02%         1.09%         0.10%        0.99%
  AST Alliance/Bernstein Growth + Value               0.90%          0.55%          0.00%         1.45%         0.10%        1.35%
  AST Sanford Bernstein Core Value                    0.75%          0.40%          0.00%         1.15%          N/A         1.15%
  AST Cohen & Steers Realty                           1.00%          0.19%          0.02%         1.21%          N/A         1.21%
  AST Sanford Bernstein Managed Index 500             0.60%          0.16%          0.02%         0.78%          N/A         0.78%
  AST American Century Income & Growth                0.75%          0.19%          0.00%         0.94%          N/A         0.94%
  AST Alliance Growth and Income                      0.75%          0.14%          0.07%         0.96%         0.02%        0.94%
  AST MFS Growth with Income                          0.90%          0.18%          0.03%         1.11%          N/A         1.11%
  AST INVESCO Capital Income                          0.75%          0.16%          0.01%         0.92%         0.01%        0.91%
  AST DeAM Global Allocation                          0.10%          0.17%          0.00%         0.27%          N/A         0.27%
  AST American Century Strategic Balanced             0.85%          0.23%          0.00%         1.08%          N/A         1.08%
  AST T. Rowe Price Asset Allocation                  0.85%          0.25%          0.00%         1.10%          N/A         1.10%
  AST T. Rowe Price Global Bond                       0.80%          0.28%          0.00%         1.08%          N/A         1.08%
  AST Federated High Yield                            0.75%          0.20%          0.00%         0.95%          N/A         0.95%
  AST Lord Abbett Bond-Debenture                      0.80%          0.30%          0.00%         1.10%          N/A         1.10%
  AST DeAM Bond 2                                     0.85%          0.22%          0.00%         1.07%         0.15%        0.92%
  AST PIMCO Total Return Bond                         0.65%          0.16%          0.00%         0.81%         0.02%        0.79%
  AST PIMCO Limited Maturity Bond                     0.65%          0.18%          0.00%         0.83%          N/A         0.83%
  AST Money Market                                    0.50%          0.14%          0.00%         0.64%         0.05%        0.59%

Montgomery Variable Series:
  Emerging Markets                                    1.25%          0.42%            N/A          1.67%         N/A         1.67%

Wells Fargo Variable Trust:
  Equity Value                                        0.55%          0.36%          0.25%         1.16%         0.16%        1.00%
  Equity Income                                       0.55%          0.43%          0.25%         1.23%         0.23%        1.00%

Rydex Variable Trust:
  Nova                                                 0.75%         0.70%            N/A          1.45%          N/A         1.45%
  Ursa                                                 0.75%         0.70%            N/A          1.45%          N/A         1.45%
  OTC                                                  0.90%         0.99%            N/A          1.89%          N/A         1.89%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other         12b-1 Fees    Total Annual   Fee          Net
                                                       Fees         Expenses                    Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Portfolio
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimburse-mentExpenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

INVESCO Variable Investment Funds, Inc.:
  Dynamics                                             0.75%         0.33%            N/A          1.08%          N/A         1.08%
  Technology                                           0.75%         0.32%            N/A          1.07%          N/A         1.07%
  Health Sciences                                      0.75%         0.31%            N/A          1.06%          N/A         1.06%
  Financial Services                                   0.75%         0.32%            N/A          1.07%          N/A         1.07%
  Telecommunications                                   0.75%         0.34%            N/A          1.09%          N/A         1.09%

Evergreen Variable Annuity Trust:
  Global Leaders                                       0.87%         0.28%            N/A          1.15%         0.15%        1.00%
  Special Equity                                       0.92%         0.23%            N/A          1.15%         0.12%        1.03%
  Omega                                                0.52%         0.20%            N/A          0.72%          N/A         0.72%

ProFund VP:
  Europe 30                                            0.75%         0.89%           0.25%         1.89%          N/A         1.89%
  Asia 30 3                                            0.75%         0.94%           0.25%         1.94%          N/A         1.94%
  Japan 3                                              0.75%         0.94%           0.25%         1.94%          N/A         1.94%
  Banks 3                                              0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Basic Materials 3                                    0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Biotechnology                                        0.75%         1.03%           0.25%         2.03%         0.05%        1.98%
  Consumer Cyclical 3                                  0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Consumer Non-Cyclical 3                              0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Energy                                               0.75%         1.05%           0.25%         2.05%         0.07%        1.98%
  Financial                                            0.75%         1.10%           0.25%         2.10%         0.12%        1.98%
  Healthcare                                           0.75%         1.06%           0.25%         2.06%         0.08%        1.98%
  Industrial 3                                         0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Internet 3                                           0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Pharmaceuticals 3                                    0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Precious Metals 3                                    0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Real Estate                                          0.75%         0.99%           0.25%         1.99%         0.01%        1.98%
  Semiconductor 3                                      0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Technology                                           0.75%         1.10%           0.25%         2.10%         0.12%        1.98%
  Telecommunications                                   0.75%         1.17%           0.25%         2.17%         0.19%        1.98%
  Utilities                                            0.75%         1.05%           0.25%         2.05%         0.07%        1.98%
  Bull                                                 0.75%         1.25%           0.25%         2.25%         0.27%        1.98%
  Bear                                                 0.75%         0.89%           0.25%         1.89%          N/A         1.89%
  Bull Plus                                            0.75%         0.94%           0.25%         1.94%          N/A         1.94%
  OTC                                                  0.75%         0.91%           0.25%         1.91%          N/A         1.91%
  Short OTC 3                                          0.75%         0.95%           0.25%         1.95%          N/A         1.95%
  UltraOTC                                             0.75%         0.95%           0.25%         1.95%          N/A         1.95%
  Mid-Cap Value 3                                      0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Mid-Cap Growth 3                                     0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  UltraMid-Cap 3                                       0.75%         0.97%           0.25%         1.97%          N/A         1.97%
  Small-Cap Value 3                                    0.75%         0.97%           0.25%         1.97%          N/A         1.97%
  Small-Cap Growth 3                                   0.75%         0.97%           0.25%         1.97%          N/A         1.97%
  UltraSmall-Cap                                       0.75%         1.11%           0.25%         2.11%         0.13%        1.98%
  U.S. Government Plus 3                               0.50%         0.95%           0.25%         1.70%          N/A         1.70%
  Rising Rates Opportunity 3                           0.75%         0.95%           0.25%         1.95%          N/A         1.95%

First Defined Portfolio Fund LLC:
  First Trust(R)10 Uncommon Values 4                   0.60%          2.47%          0.25%         3.32%         1.95%        1.37%

The Prudential Series Fund, Inc.:
SP Jennison International Growth                      0.85%          1.16%          0.25%         2.26%         0.62%        1.64%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

1        The  Investment  Manager of American  Skandia  Trust (the  "Trust") has agreed to  reimburse  and/or waive fees for certain
     Portfolios  until at least April 30, 2003. The caption "Total Annual  Portfolio  Operating  Expenses"  reflects the Portfolios'
     fees and expenses before such waivers and reimbursements,  while the caption "Net Annual Portfolio Operating Expenses" reflects the effect of such waivers and  reimbursements.  The Trust adopted a  Distribution  Plan (the  "Distribution  Plan") under Rule
     12b-1 of the  Investment  Company Act of 1940 to permit an affiliate  of the Trust's  Investment  Manager to receive  brokerage commissions in connection with purchases and sales of securities held by Portfolios of the Trust, and to use these  commissions to promote  the sale of shares of such  Portfolios.  While the  brokerage  commission  rates and  amounts  paid by the  various
     Portfolios  are not  expected  to increase as a result of the  Distribution  Plan,  the staff of the  Securities  and  Exchange
     Commission takes the position that commission  amounts received under the Distribution Plan should be reflected as distribution expenses of the Portfolios.  The Distribution Fee estimates are derived and annualized from data regarding  commission  amounts directed  under the  Distribution  Plan for the fiscal year ended  December 31,  2001.  Although  there are no maximum  amounts allowable,  actual  commission  amounts directed under the Distribution Plan will vary and the amounts directed during the last full fiscal year of the Plan's operations may differ from the amounts listed in the above chart.
2        These  Portfolios  commenced  operations  on May 1, 2002.  "Other  Expenses"  and "12b-1 Fees" shown are based on estimated amounts for the fiscal year ending December 31, 2002.
3        These  Portfolios  commenced  operations  on May 1, 2002.  "Other  Expenses"  shown are based on estimated  amounts for the fiscal year ending December 31, 2002.
4        Included  in the charge for Other  Expenses  is a fee of 0.325% of average  daily net assets  paid to  American  Skandia to reimburse  it for  administrative  costs.  The  investment  advisor  has agreed to waive fees and  reimburse  expenses  through
     September  30,  2003 in  order to  prevent  Total  Annual  Portfolio  Operating  Expenses  (excluding  brokerage  expenses  and extraordinary expenses) from exceeding 1.47% of the average daily net asset value of the respective Portfolio.

5        Net Annual Portfolio Operating Expenses reflect fee waivers and expense reimbursements in effect as of November 11, 2002.

EXPENSE EXAMPLES
These  examples  are  designed to assist you in  understanding  the various  costs and expenses you will incur with the Annuity over certain  periods of time based on specific  assumptions.  The examples  reflect the Insurance  Charge,  the Annual  Maintenance  Fee
(when  applicable),  the charges deducted by the underlying  Portfolios,  as well as the charges for the optional  benefits that are offered under the Annuity.  The Securities and Exchange Commission ("SEC") requires these examples.

Below are  examples  showing  what you would pay in  expenses at the end of the stated time  periods  for each  Sub-account  had you invested $1,000 in the Annuity and received a 5% annual return on assets.

The examples  shown assume that:  (a) you only  allocate  Account  Value to the  Sub-accounts,  not to a Fixed  Allocation;  (b) the
Insurance  Charge is assessed as 0.65% per year;  (c) the Annual  Maintenance  Fee (when  applicable) is reflected as an asset-based charge based on an assumed  average  contract size;  (d) you make no  withdrawals of Account Value during the period shown;  (e) you make no  transfers,  withdrawals,  surrender or other  transactions  for which we charge a fee during the period  shown;  (f) no tax charge applies;  (g) the expenses for the underlying  Portfolios  reflect the continued  waiver of fees or reimbursement of expenses throughout each period shown (refer to the "Net Annual Portfolio  Operating  Expenses," in the section entitled  "Underlying  Mutual
Fund Portfolio Annual  Expenses");  and (h) the charge for each optional benefit is reflected as an additional charge equal to 0.25%
per year,  respectively,  for the Guaranteed Return Option, the Enhanced  Beneficiary  Protection and the Highest  Anniversary Value
Death Benefit.  The Insurance  Charge and the charges for the optional  benefits are deducted  daily.  Amounts shown in the examples are rounded to the nearest dollar.

Expense  Examples are provided as follows:  1.) for the basic  Annuity  contract  without any optional  benefits;  2.) for the basic
Annuity contract assuming that you elect any one of the available  optional  benefits:  the Guaranteed  Return Option,  the Enhanced
Beneficiary  Protection or the Highest  Anniversary  Value Death Benefit;  3.) for the basic Annuity contract assuming you elect any combination of two of the available  optional  benefits;  and 4.) for the basic Annuity contract assuming you elect all three of the available  optional  benefits.  You cannot elect to purchase the Enhanced  Beneficiary  Protection  Optional  Death Benefit with the
Plus40(TM)Optional Life Insurance Rider.

Expense  Examples are not provided for the Plus40(TM)Optional  Life  Insurance  Rider  because it is supported by American  Skandia's general  account and is not subject to, or registered  as a security  under,  either the  Securities  Act of 1933 or the  Investment
Company Act of 1940 and because  Owners can pay the annual,  age-based  charge  through funds  outside of the Annuity.  If the Owner elects to pay the annual  charge  from the  Annuity,  charges are  deducted as a partial  withdrawal  from the  Annuity,  subject to applicable taxes.  Please refer to the Appendix for a detailed description of this Rider.

THE EXAMPLES ARE  ILLUSTRATIVE  ONLY - THEY SHOULD NOT BE CONSIDERED A  REPRESENTATION  OF PAST OR FUTURE EXPENSES OF THE UNDERLYING
MUTUAL FUNDS OR THEIR PORTFOLIOS - ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

If your Account Value is less than $50,000, so that the Annual Maintenance Fee does apply.  Please see the description below regarding how the Expense Examples change for Annuities with Account Value greater than $50,000.

---------------------------------------- ---------------------------------- --------------------------------- ---------------------------------- ---------------------------------
Whether  or  not  you  surrender   your    No Optional Benefits Elected       One Optional Benefit Elected    Any Two Optional Benefits Elected   All Optional Benefits Elected
Annuity  at the  end of the  applicable
period or you annuitize
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
Sub-Account:                                1     3       5 Years  10         1     3 Years  5 Years  10         1     3 Years  5       10         1     3 Years  5 Years  10
                                          Year    Years             Years    Year                     Years    Year             Years    Years    Year                     Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
AST Strong International Equity            20       61      105      226      22      69       118     251      25       77      131      278      28      85       144     304
AST William Blair International Growth     20       61      105      226      22      69       118     251      25       77      131      278      28      85       144     304
AST American Century International
   Growth                                  21       65      112      240      24      73       125     267      26       81      138      291      29      89       151     318
AST DeAM International Equity              20       62      107      229      23      70       120     255      25       78      133      281      28      85       145     305
AST MFS Global Equity                      23       70      119      254      25      77       132     279      28       85      144      304      30      92       157     329
AST PBHG Small-Cap Growth                  20       62      106      228      23      70       119     254      25       77      132      280      28      85       145     305
AST DeAM Small-Cap Growth                  20       62      106      228      23      70       119     254      25       77      132      280      28      85       145     305
AST Federated Aggressive Growth            22       68      116      248      25      76       129     274      27       83      142      299      30      91       154     324
AST Goldman Sachs Small Cap Value          20       62      107      230      23      70       120     257      25       78      133      281      28      86       146     308
AST Gabelli Small-Cap Value                19       59      102      219      22      67       115     246      24       75      128      271      27      83       141     298
AST DeAM Small-Cap Value                   19       58      100      215      21      66       113     241      24       74      126      268      27      82       139     294
AST Goldman Sachs Mid-Cap Growth           21       65      111      238      24      73       124     264      26       80      136      288      29      88       149     314
AST Neuberger Berman Mid-Cap Growth        20       61      104      224      22      68       117     250      25       76      130      277      27      84       143     301
AST Neuberger Berman Mid-Cap Value         21       64      109      234      23      71       122     260      26       79      135      287      28      87       148     311
AST Alger All-Cap Growth                   21       64      109      232      23      71       121     258      26       79      134      284      28      86       147     309
AST Gabelli All-Cap Value                  21       64      109      232      23      71       121     258      26       79      134      284      28      86       147     309
AST T.Rowe Price Natural Resources         20       61      104      223      22      68       117     249      25       76      129      274      27      83       142     300
AST Alliance Growth                        20       61      105      225      22      69       118     251      25       77      131      278      28      85       144     302
AST MFS Growth                             20       61      104      223      22      68       117     249      25       76      129      274      27      83       142     300
AST Marsico Capital Growth                 19       59      101      218      22      67       114     244      24       74      127      270      27      82       140     295
AST Goldman Sachs Concentrated Growth      19       58      99       212      21      65       111     238      24       73      124      264      26      80       137     290
AST DeAM Large-Cap Growth                  18       56      97       209      21      65       111     238      24       73      124      264      26      80       136     288
AST DeAM Large-Cap Value                   18       56      97       209      21      65       111     238      24       73      124      264      26      80       136     288
AST Alliance/Bernstein Growth + Value      22       68      116      248      25      76       129     274      27       83      142      299      30      91       154     324
AST Sanford Bernstein Core Value           20       62      106      228      23      70       119     254      25       77      132      279      28      85       144     304
AST Cohen & Steers Realty                  21       64      109      234      23      71       122     260      26       79      135      285      28      86       147     309
AST Sanford Bernstein Managed Index 500    16       50      86       186      19      58       99      214      21       65      112      240      24      73       125     267
AST American Century Income & Growth       18       55      94       204      20      63       108     231      23       71      121      258      26      79       134     284
AST Alliance Growth and Income             18       55      94       204      20      63       108     231      23       71      121      258      26      79       134     284
AST MFS Growth with Income                 20       61      104      223      22      68       117     249      25       76      129      274      27      83       142     300
AST INVESCO Capital Income                 18       55      94       202      20      62       106     228      23       70      119      254      25      77       132     280
AST DeAM Global Allocation                 11       34      59       128      14      42       72      157      16       50       86      186      19      58       99      213
AST American Century Strategic Balanced    19       59      102      219      22      67       115     246      24       75      128      271      27      83       141     298
AST T. Rowe Price Asset Allocation         20       61      104      222      22      68       116     248      25       76      129      274      27      83       142     299
AST T. Rowe Price Global Bond              19       59      102      219      22      67       115     246      24       75      128      271      27      83       141     298
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------

---------------------------------------- ---------------------------------- --------------------------------- ---------------------------------- ---------------------------------
Whether  or  not  you  surrender   your    No Optional Benefits Elected       One Optional Benefit Elected    Any Two Optional Benefits Elected   All Optional Benefits Elected
Annuity  at the  end of the  applicable
period or you annuitize
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
Sub-Account:                                1     3       5 Years  10         1     3 Years  5 Years  10         1     3 Years  5       10         1     3 Years  5 Years  10
                                          Year    Years             Years    Year                     Years    Year             Years    Years    Year                     Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
AST Federated High Yield                   18       55      95       205      21      64       109     232      23       71      121      258      26      79       134     284
AST Lord Abbett Bond-Debenture             20       61      104      222      22      68       116     248      25       76      129      274      27      83       142     299
AST DeAM Bond                              18       55      94       202      20      62       107     229      23       70      120      255      25      78       133     281
AST PIMCO Total Return Bond                16       50      86       187      19      58       100     215      21       66      113      241      24      74       126     268
AST PIMCO Limited Maturity Bond            17       52      89       192      19      59       102     219      22       67      115      246      24      75       128     271
AST Money Market                           14       44      76       165      17      52       89      193      19       59      102      220      22      68       116     248

MV Emerging Markets                        25       78      133      281      28      85       145     305      30       93      158      331      33      101      171     355

WFVT Equity Value                          18       57      98       211      21      65       111     238      24       73      124      264      26      80       137     289
WFVT Equity Income                         18       57      98       211      21      65       111     238      24       73      124      264      26      80       137     289

Rydex Nova                                 23       71      121      258      26      79       134     284      28       86      147      309      31      94       159     333
Rydex Ursa                                 23       71      121      258      26      79       134     284      28       86      147      309      31      94       159     333
Rydex OTC                                  28       85      144      304      30      92       156     328      33       100     169      352      35      107      181     375

INVESCO VIF Dynamics                       19       59      102      219      22      67       115     246      24       75      128      271      27      83       141     298
INVESCO VIF Technology                     19       59      101      218      22      67       115     245      24       74      127      270      27      82       140     297
INVESCO VIF Health Sciences                19       59      101      218      22      67       114     244      24       74      127      270      27      82       140     295
INVESCO VIF Financial Services             19       59      101      218      22      67       115     245      24       74      127      270      27      82       140     297
INVESCO VIF Telecommunications             19       59      102      220      22      68       116     248      25       76      129      274      27      83       141     298

Evergreen VA Global Leaders                18       57      98       211      21      65       111     238      24       73      124      264      26      80       137     289
Evergreen VA Special Equity                19       58      99       214      21      65       112     240      24       73      125      267      26      81       138     291
Evergreen VA Omega                         16       49      84       181      18      56       96      208      21       64      109      234      23      71       122     260

ProFund VP Europe 30                       28       85      144      304      30      92       156     328      33       100     169      352      35      107      181     375
ProFund VP Asia 30                         28       86      146      308      31      94       159     333      33       101     171      356      36      109      184     380
ProFund VP Japan                           28       86      146      308      31      94       159     333      33       101     171      356      36      109      184     380
ProFund VP Banks                           28       86      147      309      31      94       160     335      33       101     172      358      36      109      184     380
ProFund VP Basic Materials                 28       86      147      309      31      94       160     335      33       101     172      358      36      109      184     380
ProFund VP Biotechnology                   29       88      149      312      31      95       161     336      34       103     174      360      36      110      186     383
ProFund VP Consumer Cyclical               28       86      147      309      31      94       160     335      33       101     172      358      36      109      184     380
ProFund VP Consumer Non-Cyclical           28       86      147      309      31      94       160     335      33       101     172      358      36      109      184     380
ProFund VP Energy                          29       88      149      312      31      95       161     336      34       103     174      360      36      110      186     383
ProFund VP Financial                       29       88      149      312      31      95       161     336      34       103     174      360      36      110      186     383
ProFund VP Healthcare                      29       88      149      312      31      95       161     336      34       103     174      360      36      110      186     383
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------

---------------------------------------- ---------------------------------- --------------------------------- ---------------------------------- ---------------------------------
Whether  or  not  you  surrender   your    No Optional Benefits Elected       One Optional Benefit Elected    Any Two Optional Benefits Elected   All Optional Benefits Elected
Annuity  at the  end of the  applicable
period or you annuitize
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
Sub-Account:                                1     3       5 Years  10         1     3 Years  5 Years  10         1     3 Years  5       10         1     3 Years  5 Years  10
                                          Year    Years             Years    Year                     Years    Year             Years    Years    Year                     Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
ProFund VP Industrial                      28       86      147      309      31      94       160     335      33       101     172      358      36      109      184     380
ProFund VP Internet                        28       86      147      309      31      94       160     335      33       101     172      358      36      109      184     380
ProFund VP Pharmaceuticals                 28       86      147      309      31      94       160     335      33       101     172      358      36      109      184     380
ProFund VP Precious Metals                 28       86      147      309      31      94       160     335      33       101     172      358      36      109      184     380
ProFund VP Real Estate                     29       88      149      312      31      95       161     336      34       103     174      360      36      110      186     383
ProFund VP Semiconductor                   28       86      147      309      31      94       160     335      33       101     172      358      36      109      184     380
ProFund VP Technology                      29       88      149      312      31      95       161     336      34       103     174      360      36      110      186     383
ProFund VP Telecommunications              29       88      149      312      31      95       161     336      34       103     174      360      36      110      186     383
ProFund VP Utilities                       29       88      149      312      31      95       161     336      34       103     174      360      36      110      186     383
ProFund VP Bull                            29       88      149      312      31      95       161     336      34       103     174      360      36      110      186     383
ProFund VP Bear                            28       85      144      304      30      92       156     328      33       100     169      352      35      107      181     375
ProFund VP Bull Plus                       28       86      146      308      31      94       159     333      33       101     171      356      36      109      184     380
ProFund VP OTC                             28       85      145      305      30      92       157     329      33       100     170      354      35      107      181     375
ProFund VP Short OTC                       28       86      147      309      31      94       159     333      33       101     171      356      36      109      184     380
ProFund VP UltraOTC                        28       86      147      309      31      94       159     333      33       101     171      356      36      109      184     380
ProFund VP Mid-Cap Value                   28       86      147      309      31      94       160     335      33       101     172      358      36      109      184     380
ProFund VP Mid-Cap Growth                  28       86      147      309      31      94       160     335      33       101     172      358      36      109      184     380
ProFund VP UltraMid-Cap                    28       87      148      311      31      95       161     336      34       103     174      360      36      110      185     381
ProFund VP Small-Cap Value                 28       87      148      311      31      95       161     336      34       103     174      360      36      110      185     381
ProFund VP Small-Cap Growth                28       87      148      311      31      95       161     336      34       103     174      360      36      110      185     381
ProFund VP UltraSmall-Cap                  29       88      149      312      31      95       161     336      34       103     174      360      36      110      186     383
ProFund VP U.S. Government Plus            26       79      134      284      28      86       147     309      31       94      159      333      33      101      171     356
ProFund VP Rising Rates Opportunity        28       86      147      309      31      94       159     333      33       101     171      356      36      109      184     380

First Trust(R)10 Uncommon Values            22       68      117      250      25      76       130     277      27       84      143      301      30      92       156     326

SP Jennison International Growth           25       77      131      278      28      85       144     304      30       92      156      328      33      100      169     352
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------

------------------------------------------------------------------------------------------------------------------------------------
The Expense  Examples  shown above assume your Account Value is less than $100,000 so that the Annual  Maintenance  Fee applies.  If your Account  Value is greater than  $100,000  such that the Annual  Maintenance  Fee does not apply,  the amounts  indicated in the
Expense Examples shown above would be reduced.
------------------------------------------------------------------------------------------------------------------------------------

23

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

Each variable  investment option is a Sub-account of American Skandia Life Assurance  Corporation  Variable Account B (see "What are
Separate  Accounts" for more detailed  information.)  Each Sub-account  invests  exclusively in one Portfolio.  You should carefully read the prospectus for any Portfolio in which you are interested.  The following chart  classifies each of the Portfolios  based on our  assessment  of their  investment  style (as of the date of this  Prospectus).  The chart also  provides a  description  of each
Portfolio's  investment  objective (in italics) and a short,  summary description of their key policies to assist you in determining which  Portfolios  may be of  interest  to you.  There is no  guarantee  that any  underlying  Portfolio  will  meet its  investment objective.

The name of the  advisor/sub-advisor  for each Portfolio  appears next to the description.  Those Portfolios whose name includes the prefix "AST" are Portfolios of American  Skandia Trust.  The investment  manager for AST is American  Skandia  Investment  Services,
Incorporated,  an affiliated company of American Skandia.  However, a sub-advisor,  as noted below, is engaged to conduct day-to-day investment decisions.

The Portfolios are not publicly traded mutual funds.  They are only available as investment  options in variable  annuity  contracts and variable  life  insurance  policies  issued by insurance  companies,  or in some cases,  to  participants  in certain  qualified retirement  plans.  However,  some of the Portfolios  available as Sub-accounts  under the Annuity are managed by the same portfolio advisor or  sub-advisor  as a retail  mutual fund of the same or similar name that the  Portfolio may have been modeled after at its inception.  Certain retail mutual funds may also have been modeled after a Portfolio.  While the  investment  objective and policies of the retail  mutual  funds and the  Portfolios  may be  substantially  similar,  the  actual  investments  will  differ to varying degrees.  Differences  in the  performance  of the funds can be  expected,  and in some cases could be  substantial.  You should not compare the  performance  of a publicly  traded mutual fund with the  performance  of any  similarly  named  Portfolio  offered as a
Sub-account.  Details about the  investment  objectives,  policies,  risks,  costs and management of the Portfolios are found in the prospectuses  for the underlying  mutual funds.  The current  prospectus and statement of additional  information for the underlying
Portfolios can be obtained by calling 1-800-766-4530.

====================================================================================================================================
Effective  March 16, 2001,  the Nova,  Ursa and OTC  portfolios of Rydex  Variable  Trust will no longer be offered as  Sub-accounts under the  Annuity.  Owners of  Annuities  issued on or after March 16, 2001 will not be allowed to  allocate  Account  Value to the
Rydex Nova, Rydex Ursa or Rydex OTC  Sub-accounts.  Except as noted below,  Owners of Annuities issued before March 16, 2001, and/or their authorized  investment  professionals,  will no longer be able to allocate additional Account Value or make transfers into the
Rydex Nova, Rydex Ursa or Rydex OTC  Sub-accounts.  Annuity Owners and/or their  authorized  investment  professionals  who elect to transfer  Account Value out of the Rydex  Sub-accounts on or after March 16, 2001 will not be allowed to transfer Account Value into the Rydex Sub-accounts at a later date. Bank drafting,  dollar cost averaging,  asset allocation and rebalancing  programs that were effective  before  March 16, 2001 and  included  one or more of the Rydex  Sub-accounts  will be allowed to  continue.  However,  no changes involving the Rydex Sub-accounts may be made to such programs.
====================================================================================================================================

====================================================================================================================================
Effective  close of business June 28, 2002, the AST Goldman Sachs  Small-Cap  Value  portfolio is no longer offered as a Sub-account under the  Annuity,  except as noted below.  Annuity  contracts  with Account  Value  allocated to the AST Goldman  Sachs  Small-Cap
Value  Sub-account  on or before June 28, 2002 may continue to allocate  Account Value and make transfers into the AST Goldman Sachs
Small-Cap  Value  Sub-account,  including any bank drafting,  dollar cost  averaging,  asset  allocation and  rebalancing  programs.
Owners of Annuities  issued after June 28, 2002 will not be allowed to allocate  Account  Value to the AST Goldman  Sachs  Small-Cap
Value Sub-account.

The AST Goldman Sachs Small-Cap Value  Sub-account may be offered to new Owners at some future date;  however,  at the present time,
American Skandia has no intention to do so.
====================================================================================================================================

Please refer to Appendix B for certain required financial information related to the historical performance of the Sub-accounts.

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST Strong International Equity (f/k/a AST AIM International  Equity):  seeks long-term capital      Strong Capital
                    growth by investing in a diversified  portfolio of international  equity securities the issuers of which are  considered to have strong  earnings  momentum.  The  Portfolio  seeks to meet its objective by investing,  under normal market conditions,  at least 80% of its total assets in a diversified  portfolio  of equity  securities  of  companies  located or operating in developed
      EQUITY        non-U.S.  countries  and emerging  markets of the world.  The  Sub-advisor  intends to focus on companies  with an  above-average  potential  for  long-term  growth  and  attractive  relative
                    valuations.  The Sub-advisor  selects companies based on five key factors:  growth,  valuation,     Management, Inc.
                    management, risk and sentiment.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST William Blair  International  Growth (f/k/a AST Janus  Overseas  Growth):  seeks  long-term     William Blair &
                    growth of capital.  The  Portfolio  pursues its  objective  primarily  through  investments  in equity  securities  of issuers  located  outside  the United  States.  The  Portfolio  normally invests at least 80% of its total assets in securities of issuers from at least five  different
      EQUITY        countries,  excluding the United States.  The Portfolio invests primarily in companies selected for their growth  potential.  Securities are generally  selected  without regard to any defined
                    allocation among countries,  geographic regions or industry sectors, or other similar selection     Company, L.L.C.
                    procedure.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST American Century  International  Growth:  seeks capital growth.  The Portfolio will seek to     American Century
                    achieve its investment  objective by investing  primarily in equity securities of international companies  that the  Sub-advisor  believes  will  increase  in value  over time.  Under  normal conditions,  the  Portfolio  will  invest at least 65% of its  assets in equity  securities  of issuers from at least three  countries  outside of the United States.  The  Sub-advisor  uses a
      EQUITY        growth  investment  strategy it developed  that looks for  companies  with earnings and revenue growth.  The  Sub-advisor  will  consider  a  number  of other  factors  in  making  investment
                    selections,  including the prospects for relative  economic  growth among countries or regions,        Investment
                    economic and political  conditions,  expected inflation rates,  currency exchange  fluctuations     Management, Inc.
                    and tax considerations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM  International  Equity  (f/k/a AST  Founders  Passport):  seeks  capital  growth.  The
                    Portfolio  pursues its  objective  by  investing at least 80% of its total assets in the equity securities of companies in developed non-U.S.  countries that are represented in the MSCI EAFE(R)
  INTER-NATIONAL    Index.  The  target of this  Portfolio  is to track the  performance  of the MSCI  EAFE(R)Index      Deutsche Asset
      EQUITY        within 4% with normal deviation  expected of 1%. The Sub-advisor  considers a number of factors     Management, Inc.
                    in  determining  whether  to invest  in a stock,  including  earnings  growth  rate,  analysts'
                    estimates of future earnings and industry-relative price multiples.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Global Equity:  seeks capital growth.  Under normal circumstances the Portfolio invests
                    at least 80% of its assets in equity securities of U.S. and foreign issuers  (including issuers      Massachusetts
  GLOBAL EQUITY     in developing  countries).  The Portfolio  generally seeks to purchase  securities of companies    Financial Services
                    with relatively large market capitalizations relative to the market in which they are traded.           Company
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST PBHG  Small-Cap  Growth  (f/k/a AST Janus  Small-Cap  Growth):  seeks capital  growth.  The
                    Portfolio  pursues its objective by normally  investing at least 80% of its total assets in the
 SMALL CAP GROWTH   common stocks of  small-sized  companies,  whose market  capitalizations  are similar to market     Pilgrim Baxter &
                    capitalizations  of the  companies  in  the  Russell  2000(R)Index.  Following  the  change  in     Associates, Ltd.
                    sub-advisor, the AST PBHG Small-Cap Growth sub-account is now re-opened to all Contract Owners.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP GROWTH   AST DeAM  Small-Cap  Growth  (f/k/a AST Scudder  Small-Cap  Growth):  seeks  maximum  growth of      Deutsche Asset
                    investors'  capital  from a portfolio  of growth  stocks of smaller  companies.  The  Portfolio pursues its  objective  by normally  investing  at least 80% of its total  assets in the equity
                    securities  of  small-sized   companies  included  in  the  Russell  2000  Growth(R)Index.  The
                    Sub-advisor  employs  an  investment  strategy  designed  to  maintain  a  portfolio  of equity
                    securities  which  approximates  the market risk of those  stocks  included in the Russell 2000     Management, Inc.
                    Growth(R)Index, but which attempts to outperform the Russell 2000 Growth(R)Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    SMALL CAP       AST Federated  Aggressive  Growth:  seeks capital growth.  The Portfolio pursues its investment   Federated Investment
                    objective by investing  in equity  securities  of companies  offering  superior  prospects  for earnings  growth.  The Portfolio  focuses its  investments on the equity  securities of smaller companies,  but it is not  subject to any  specific  market  capitalization  requirements.  The
      GROWTH        Portfolio may invest in foreign issuers through American Depositary  Receipts.  The Portfolio's   Counseling/Federated
                    strategies with respect to security analysis,  market  capitalization and sector allocation are    Global Investment
                    designed to produce a portfolio of stocks whose long-term  growth  prospects are  significantly     Management Corp.
                    above those of the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Goldman Sachs Small-Cap Value:  seeks long-term  capital  appreciation.  The Portfolio will seek its objective through  investments  primarily in equity securities that are believed to be undervalued in the marketplace.  The Portfolio  primarily seeks companies that are small-sized, based on the value of their outstanding stock.  Specifically,  under normal  circumstances,  at least 65% of the Portfolio's  total assets will be invested in common stocks issued by smaller,
 SMALL CAP VALUE    less well-known  companies (with market  capitalizations of less than $4 billion at the time of   Goldman Sachs Asset
                    investment).                                                                                           Management
                    Effective  July 31, 2002,  the Portfolio will have a  non-fundamental  policy to invest,  under normal  circumstances,  at  least  80% of the  value  of its  assets  in  small  capitalization companies.  The 80%  investment  requirement  applies  at the time the  Portfolio  invests  its assets.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP VALUE    AST Gabelli Small-Cap Value:  seeks to provide long-term capital growth by investing  primarily          GAMCO
                    in  small-capitalization  stocks that appear to be  undervalued.  The  Portfolio  will normally invest at least  65% of its total  assets in  stocks  and  equity-related  securities  of small companies  ($1  billion  or less in market  capitalization).  Reflecting  a value  approach  to investing,  the Portfolio  will seek the stocks of companies  whose current stock prices do not appear to adequately reflect their underlying value as measured by assets,  earnings, cash flow or business franchises.
                    Effective  July 31, 2002,  the Portfolio will have a  non-fundamental  policy to invest,  under
                    normal  circumstances,  at  least  80% of the  value  of its  assets  in  small  capitalization     Investors, Inc.
                    companies.  Effective  September  30, 2002,  the stated  market  capitalization  range has been increased to $1.5 billion or less.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP VALUE    AST DeAM Small-Cap Value:  seeks maximum growth of investors'  capital.  The Portfolio  pursues      Deutsche Asset
                    its objective by normally  investing at least 80% of its total assets in the equity  securities of small-sized  companies  included in the Russell 2000(R)Value Index.  The Sub-advisor  employs
                    an  investment   strategy   designed  to  maintain  a  portfolio  of  equity  securities  which
                    approximates  the market risk of those stocks  included in the Russell  2000(R)Value Index,  but     Management, Inc
                    which attempts to outperform the Russell 2000(R)Value Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP GROWTH    AST Goldman Sachs Mid-Cap  Growth (f/k/a AST Janus Mid-Cap  Growth):  seeks  long-term  capital   Goldman Sachs Asset
                    growth.  The  Portfolio  pursues its  investment  objective,  by investing  primarily in equity securities  selected for their growth  potential,  and normally invests at least 80% of its net assets in medium-sized  companies.  For purposes of the Portfolio,  medium-sized  companies are those whose market  capitalizations  (measured at the time of investment) fall within the range of companies  in the  Standard & Poor's  MidCap 400 Index.  The  Sub-advisor  seeks to identify
                    individual  companies with earnings  growth  potential that may not be recognized by the market        Management
                    at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP GROWTH    AST Neuberger  Berman Mid-Cap  Growth:  seeks capital growth.  Under normal market  conditions,     Neuberger Berman
                    the Portfolio  primarily invests at least 80% of its net assets in the common stocks of mid-cap companies.  For purposes of the Portfolio,  companies with equity market  capitalizations  that fall within the range of the Russell Midcap(R)Index,  at the time of investment,  are considered
                    mid-cap  companies.  Some of the  Portfolio's  assets  may be  invested  in the  securities  of        Management
                    large-cap companies as well as in small-cap  companies.  The Sub-advisor looks for fast-growing       Incorporated
                    companies that are in new or rapidly evolving industries.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   MID-CAP VALUE    AST Neuberger Berman Mid-Cap Value: seeks capital growth.  Under normal market conditions,  the     Neuberger Berman
                    Portfolio  primarily  invests at least 80% of its net  assets in the  common  stocks of mid-cap companies.  For purposes of the Portfolio,  companies with equity market  capitalizations  that fall within the range of the Russell  Midcap(R)Index at the time of investment  are  considered mid-cap  companies.  Some of the  Portfolio's  assets  may be  invested  in the  securities  of
                    large-cap  companies as well as in small-cap  companies.  Under the Portfolio's  value-oriented        Management
                    investment  approach,  the Sub-advisor looks for well-managed  companies whose stock prices are       Incorporated
                    undervalued and that may rise in price before other investors realize their worth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      ALL-CAP       AST Alger All-Cap Growth:  seeks long-term  capital growth.  The Portfolio invests primarily in        Fred Alger
                    equity securities,  such as common or preferred stocks, that are listed on U.S. exchanges or in the  over-the-counter  market.  The Portfolio may invest in the equity  securities of companies
      GROWTH        of all sizes,  and may emphasize  either  larger or smaller  companies at a given time based on
                    the Sub-advisor's assessment of particular companies and market conditions.                         Management, Inc.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Gabelli  All-Cap  Value:  seeks  capital  growth.  The  Portfolio  pursues its objective by investing primarily in readily marketable equity securities including common stocks,  preferred stocks and  securities  that may be converted at a later time into common stock.  The Portfolio
      ALL-CAP       may invest in the  securities  of companies of all sizes,  and may  emphasize  either larger or
       VALUE        smaller  companies  at a  given  time  based  on the  Sub-advisor's  assessment  of  particular  GAMCO Investors, Inc.
                    companies and market  conditions.  The Portfolio  focuses on companies that appear  underpriced relative  to their  private  market  value  ("PMV").  PMV is the  value  that  the  Portfolio's
                    Sub-advisor believes informed investors would be willing to pay for a company.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Natural  Resources:  seeks  long-term  capital growth  primarily  through the common stocks of companies  that own or develop  natural  resources  (such as energy  products, precious  metals and forest  products)  and other basic  commodities.  The  Portfolio  normally invests  primarily (at least 80% of its total assets) in the common stocks of natural  resource
      SECTOR        companies whose earnings and tangible  assets could benefit from  accelerating  inflation.  The      T. Rowe Price
                    Portfolio looks for companies that have the ability to expand production,  to maintain superior     Associates, Inc.
                    exploration  programs  and  production   facilities,   and  the  potential  to  accumulate  new
                    resources.  At least 50% of Portfolio assets will be invested in U.S. securities,  up to 50% of total assets also may be invested in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alliance  Growth:  seeks long-term  capital growth.  The Portfolio  invests at least 80% of its total assets in the equity  securities of a limited  number of large,  carefully  selected, high-quality  U.S.  companies  that are judged  likely to  achieve  superior  earnings  growth.
 LARGE CAP GROWTH   Normally,  about 40-60  companies will be  represented in the Portfolio,  with the 25 companies     Alliance Capital
                    most  highly  regarded  by  the  Sub-advisor  usually  constituting  approximately  70%  of the     Management, L.P.
                    Portfolio's  net assets.  An emphasis is placed on identifying  companies  whose  substantially above average prospective earnings growth is not fully reflected in current market valuations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST MFS  Growth:  seeks  long-term  capital  growth  and future  income.  Under  normal  market      Massachusetts
                    conditions,  the  Portfolio  invests  at least 80% of its total  assets  in common  stocks  and related securities,  such as preferred stocks,  convertible securities and depositary receipts, of companies that the  Sub-advisor  believes offer better than average  prospects for long-term
                    growth.  The Sub-advisor seeks to purchase  securities of companies that it considers  well-run    Financial Services
                    and  poised  for  growth.  The  Portfolio  may  invest up to 35% of its net  assets in  foreign         Company
                    securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST Marsico  Capital  Growth:  seeks capital  growth.  Income  realization is not an investment     Marsico Capital
                    objective  and  any  income  realized  on  the  Portfolio's  investments,  therefore,  will  be incidental to the Portfolio's  objective.  The Portfolio will pursue its objective by investing primarily in common stocks of larger,  more  established  companies.  In selecting  investments for the Portfolio,  the Sub-advisor uses an approach that combines "top down" economic analysis with "bottom up" stock selection.  The "top down" approach identifies  sectors,  industries and companies that should benefit from the trends the  Sub-advisor  has observed.  The  Sub-advisor
                    then looks for individual  companies with earnings growth  potential that may not be recognized     Management, LLC
                    by the market at large, a "bottom up" stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Goldman Sachs Concentrated  Growth (f/k/a AST JanCap Growth):  seeks growth of capital in a
                    manner  consistent  with  the  preservation  of  capital.   Realization  of  income  is  not  a
                    significant  investment  consideration and any income realized on the Portfolio's  investments, therefore,  will be  incidental to the  Portfolio's  objective.  The Portfolio  will pursue its
 LARGE CAP GROWTH   objective  by investing  primarily  in equity  securities  of  companies  that the  Sub-advisor   Goldman Sachs Asset
                    believes are experiencing  favorable demand for their products and services,  and which operate        Management
                    in a favorable  competitive  and  regulatory  environment.  The  Sub-advisor  seeks to identify individual  companies with earnings  growth  potential that may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM  Large-Cap  Growth:  seeks  maximum  growth of capital by  investing  primarily in the growth stocks of larger companies.  The Portfolio  pursues its objective by normally  investing at least 80% of its total assets in the equity securities of large-sized  companies included in
 LARGE CAP GROWTH   the Russell 1000(R)Growth Index.  The  Sub-advisor  employs an investment  strategy  designed to      Deutsche Asset
                    maintain a portfolio of equity  securities  which  approximates the market risk of those stocks     Management, Inc.
                    included in the Russell 1000(R)Growth Index,  but which attempts to outperform the Russell 1000(R)
                    Growth Index through active stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM Large-Cap Value (f/k/a AST Janus Strategic Value):  seeks maximum growth of capital by investing  primarily  in the value  stocks of  larger  companies.  The  Portfolio  pursues  its objective by normally  investing at least 80% of its total assets in the equity  securities  of
  LARGE CAP VALUE   large-sized  companies  included in the Russell 1000(R)Value Index.  The Sub-advisor  employs an      Deutsche Asset
                    investment  strategy designed to maintain a portfolio of equity  securities which  approximates     Management, Inc.
                    the market risk of those stocks  included in the Russell 1000(R)Value Index,  but which attempts to outperform the Russell 1000(R)Value Index through active stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    LARGE CAP       AST Alliance/Bernstein  Growth + Value: seeks capital growth by investing  approximately 50% of     Alliance Capital
                    its assets in growth  stocks of large  companies and  approximately  50% of its assets in value stocks of large  companies.  The Portfolio will invest primarily in commons tocks of large U.S.
                    companies  included in the Russell  1000(R)Index (the "Russell  1000(R)").  The Russell 1000(R)is a
                    market  capitalization-weighted  index that measures the  performance of the 1,000 largest U.S.
                    companies.  Normally,  about 60-85  companies will be represented in the Portfolio,  with 25-35
      BLEND         companies  primarily from the Russell 1000(R)Growth Index constituting  approximately 50% of the
                    Portfolio's  net assets and 35-50  companies  primarily  from the  Russell  1000(R)Value  Index
                    constituting  the  remainder  of  the  Portfolio's  net  assets.   There  will  be  a  periodic     Management, L.P.
                    rebalancing  of each  segment's  assets  to take  account  of market  fluctuations  in order to maintain the approximately equal allocation.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  LARGE CAP VALUE   AST Sanford  Bernstein Core Value:  seeks  long-term  capital growth by investing  primarily in   Sanford C. Bernstein
                    common stocks.  The  Sub-advisor  expects that the majority of the  Portfolio's  assets will be invested in the common stocks of large  companies  that appear to be  undervalued.  Among other things, the Portfolio seeks to identify compelling buying opportunities  created when companies are undervalued on the basis of investor  reactions to near-term problems or circumstances even
                    though their long-term  prospects  remain sound. The Sub-advisor  seeks to identify  individual        & Co., LLC
                    companies with earnings growth potential that may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   REAL ESTATE      AST Cohen & Steers Realty:  seeks to maximize  total return  through  investment in real estate      Cohen & Steers
                    securities.  The  Portfolio  pursues  its  investment  objective  by  investing,  under  normal circumstances,  at least 80% of its net assets in  securities  of real  estate  issuers.  Under normal  circumstances,  the Portfolio will invest substantially all of its assets in the equity
      (REIT)        securities of real estate companies,  i.e., a company that derives at least 50% of its revenues
                    from the ownership,  construction,  financing, management or sale of real estate or that has at   Capital Management,
                    least  50% of its  assets in real  estate.  Real  estate  companies  may  include  real  estate           Inc.
                    investment trusts or REITs.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Sanford Bernstein Managed Index 500: will invest, under normal circumstances,  at least 80%
                    of its net assets in  securities  included in the Standard & Poor's 500  Composite  Stock Price
                    Index  (the  "S&P(R)500 ").  The  Portfolio  seeks  to  outperform  the S&P 500  through  stock selection  resulting  in  different  weightings  of common  stocks  relative to the index.  The
                    Portfolio will invest  primarily in the common stocks of companies  included in the S&P 500. In seeking  to  outperform  the S&P  500,  the  Sub-advisor  starts  with a  portfolio  of  stocks
  MANAGED INDEX     representative  of the holdings of the index.  It then uses a set of  fundamental  quantitative   Sanford C. Bernstein
                    criteria  that are designed to indicate  whether a particular  stock will  predictably  perform        & Co., LLC
                    better or worse than the S&P 500. Based on these criteria,  the Sub-advisor  determines whether the  Portfolio  should  over-weight,  under-weight  or hold a  neutral  position  in the  stock relative  to the  proportion  of the S&P 500  that  the  stock  represents.  In  addition,  the
                    Sub-advisor  also  may  determine  that  based on the  quantitative  criteria,  certain  equity securities that are not included in the S&P 500 should be held by the Portfolio.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST American  Century Income & Growth:  seeks capital growth with current income as a secondary objective.  The Portfolio  invests  primarily in common stocks that offer potential for capital
      GROWTH        growth,  and may,  consistent  with its  investment  objective,  invest  in stocks  that  offer     American Century
       AND          potential for current income.  The  Sub-advisor  utilizes a quantitative  management  technique        Investment
      INCOME        with a goal of building an equity  portfolio  that  provides  better  returns  than the S&P 500     Management, Inc.
                    Index without taking on significant  additional risk and while  attempting to create a dividend yield that will be greater than the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alliance Growth and Income:  seeks long-term  growth of capital and income while attempting to avoid excessive  fluctuations in market value. The Portfolio  normally will invest in common
      GROWTH        stocks  (and  securities   convertible  into  common  stocks).  The  Sub-advisor  will  take  a
       AND          value-oriented  approach,  in that it will  try to keep  the  Portfolio's  assets  invested  in     Alliance Capital
      INCOME        securities that are selling at reasonable  valuations in relation to their fundamental business     Management, L.P.
                    prospects.  The  stocks  that the  Portfolio  will  normally  invest in are  those of  seasoned companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Growth with  Income:  seeks long term growth of capital  with a secondary  objective to seek  reasonable  current  income.  Under normal market  conditions,  the Portfolio  invests at least 65% of its total  assets in common  stocks  and  related  securities,  such as  preferred
      GROWTH        stocks,  convertible  securities  and  depositary  receipts.  The stocks in which the Portfolio      Massachusetts
       AND          invests  generally  will pay  dividends.  While the  Portfolio  may invest in  companies of any    Financial Services
      INCOME        size, the Portfolio generally focuses on companies with larger market  capitalizations that the         Company
                    Sub-advisor  believes have  sustainable  growth  prospects and attractive  valuations  based on current and  expected  earnings  or cash flow.  The  Portfolio  may invest up to 20% of its net assets in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  EQUITY INCOME     AST INVESCO Capital Income (f/k/a AST INVESCO Equity Income):  seeks capital growth and current   INVESCO Funds Group,
                    income  while  following  sound  investment  practices.  The  Portfolio  seeks to  achieve  its objective by investing in  securities  that are expected to produce  relatively  high levels of income and consistent,  stable returns.  The Portfolio normally will invest at least 65% of its assets in  dividend-paying  common and preferred stocks of domestic and foreign issuers.  Up to
                    30% of the  Portfolio's  assets may be  invested in equity  securities  that do not pay regular           Inc.
                    dividends.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
     BALANCED       AST DeAM Global  Allocation  (f/k/a AST AIM  Balanced):  seeks a high level of total  return by      Deutsche Asset
                    investing  primarily in a diversified  portfolio of mutual funds. The Portfolio  initially will invest  in  equity  securities  and in  fixed  income  securities  as  well as  other  open-end management  investment  companies  affiliated  with the  Sub-advisor.  The  Portfolio  also may diversify its assets by investing in several other AST  Portfolios  ("Underlying  Portfolios").
                    The Portfolio seeks to achieve its investment objective by investing in different  combinations of  the  Underlying  Portfolios  and  equity  and  fixed-income  securities.  Once  assets  are
                    allocated  to AST  Portfolios,  the  Portfolio  is expected to be invested in at least six such     Management, Inc.
                    Underlying  Portfolios at any time. It is expected that the  investment  objectives of such AST
                    Portfolios will be diversified.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST  American  Century  Strategic  Balanced:  seeks  capital  growth and  current  income.  The
                    Sub-advisor  intends  to  maintain  approximately  60%  of the  Portfolio's  assets  in  equity
                    securities and the remainder in bonds and other fixed income  securities.  Both the Portfolio's     American Century
     BALANCED       equity and fixed  income  investments  will  fluctuate  in value.  The equity  securities  will        Investment
                    fluctuate  depending on the  performance of the companies that issued them,  general market and     Management, Inc.
                    economic  conditions,  and investor  confidence.  The fixed income investments will be affected primarily by rising or falling interest rates and the credit quality of the issuers.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
ASSET ALLOCA-TION   AST T. Rowe Price Asset Allocation:  seeks a high level of total return by investing  primarily      T. Rowe Price
                    in a  diversified  portfolio  of fixed income and equity  securities.  The  Portfolio  normally invests  approximately  60% of its total  assets in equity  securities  and 40% in fixed income securities.  The Sub-advisor  concentrates common stock investments in larger, more established companies,  but the  Portfolio may include small and  medium-sized  companies  with good growth
                    prospects.  The fixed income portion of the Portfolio will be allocated among  investment grade     Associates, Inc.
                    securities, high yield or "junk" bonds, foreign high quality debt securities and cash reserves.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   GLOBAL BOND      AST T. Rowe Price Global  Bond:  seeks to provide  high  current  income and capital  growth by      T. Rowe Price
                    investing  in  high-quality  foreign and U.S.  dollar-denominated  bonds.  The  Portfolio  will invest at least 80% of its total  assets in all types of high  quality  bonds  including  those issued  or  guaranteed  by U.S.  or  foreign  governments  or  their  agencies  and by  foreign authorities,  provinces and  municipalities  as well as investment  grade  corporate  bonds and mortgage and  asset-backed  securities of U.S. and foreign  issuers.  The  Portfolio  generally invests in countries where the combination of fixed-income  returns and currency exchange rates appears attractive,  or, if the currency trend is unfavorable,  where the Sub-advisor  believes that the currency risk can be minimized  through  hedging.  The Portfolio may also invest up to
                    20% of its assets in the aggregate in below  investment-grade,  high-risk bonds ("junk bonds").
                    In addition,  the  Portfolio may invest up to 30% of its assets in  mortgage-backed  (including   International, Inc.
                    derivatives,  such as collateralized mortgage obligations and stripped mortgage securities) and asset-backed securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 HIGH YIELD BOND    AST Federated  High Yield:  seeks high current  income by investing  primarily in a diversified   Federated Investment
                    portfolio of fixed income  securities.  The Portfolio will invest at least 80% of its assets in fixed  income  securities  rated BBB and below.  These  fixed  income  securities  may  include
                    preferred  stocks,   convertible  securities,   bonds,   debentures,   notes,  equipment  lease
                    certificates  and equipment trust  certificates.  A fund that invests  primarily in lower-rated fixed  income  securities  will be subject to greater risk and share price  fluctuation  than a
                    typical  fixed income fund,  and may be subject to an amount of risk that is  comparable  to or        Counseling
                    greater than many equity funds.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST Lord Abbett  Bond-Debenture:  seeks high  current  income and the  opportunity  for capital    Lord, Abbett & Co.
                    appreciation  to produce a high total  return.  To pursue its  objective,  the  Portfolio  will invest,  under  normal  circumstances,  at least 80% of the value of its assets in fixed income securities and normally  invests  primarily in high yield and investment grade debt securities, securities  convertible  in common stock and  preferred  stocks.  The  Portfolio  may find good value in high yield  securities,  sometimes  called  "lower-rated  bonds" or "junk  bonds," and frequently  may have more than half of its assets  invested in those  securities.  At least 20%
                    of the  Portfolio's  assets  must be  invested  in any  combination  of  investment  grade debt securities,  U.S.  Government  securities  and cash  equivalents.  The  Portfolio may also make significant  investments  in  mortgage-backed  securities.  Although the  Portfolio  expects to maintain  a  weighted  average  maturity  in the  range of seven to nine  years,  there  are no restrictions on the overall Portfolio or on individual securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM Bond:  seeks a high level of income,  consistent  with the  preservation  of  capital.
                    Under  normal  circumstances,  the  Portfolio  invests  at least  80% of its  total  assets  in
                    intermediate-term  U.S.  Treasury,   corporate,   mortgage-backed  and  asset-backed,   taxable
       BOND         municipal and tax-exempt  municipal bonds. The Portfolio  invests primarily in investment grade      Deutsche Asset
                    fixed  income  securities  rated  within  the  top  three  rating  categories  of a  nationally     Management, Inc.
                    recognized  rating  organization.  Fixed  income  securities  may be issued by U.S. and foreign corporations or entities including banks and various government entities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST PIMCO Total Return Bond:  seeks to maximize total return  consistent  with  preservation of    Pacific Investment
                    capital  and  prudent  investment  management.  The  Portfolio  will  invest  in a  diversified portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of the  Portfolio  generally  will  vary  within a three-  to  six-year  time  frame  based on the
                    Sub-advisor's forecast for interest rates.                                                         Management Company
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST PIMCO Limited  Maturity Bond: seeks to maximize total return  consistent with  preservation of capital  and prudent  investment  management.  The  Portfolio  will invest in a  diversified portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of
                    the  Portfolio  generally  will  vary  within  a one- to  three-year  time  frame  based on the    Pacific Investment
                    Sub-advisor's forecast for interest rates.                                                         Management Company
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   MONEY MARKET     AST Money Market:  seeks to maximize current income and maintain high levels of liquidity.  The      Wells Capital
                    Portfolio  attempts to  accomplish  its  objective by  maintaining  a  dollar-weighted  average maturity  of not  more  than 90 days  and by  investing  in  securities  which  have  effective
                    maturities of not more than 397 days.                                                               Management, Inc.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 EMERGING MARKETS   Montgomery  Variable Series - Emerging  Markets:  seeks long-term capital  appreciation,  under     Montgomery Asset
                    normal  conditions  by investing at least 65% of its total assets in stocks of companies of any size based in the world's  developing  economies.  Under  normal  conditions,  investments  are maintained  in at least six  countries at all times and no more than 35% of total assets in any single  one of them.  Effective  July 31,  2002,  the  Portfolio  will seek  long-term  capital
                    appreciation  under normal  conditions  by investing at least 80% of its total assets in stocks     Management, LLC
                    of companies of any size based in the world's developing economies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP EQUITY   WFVT Equity Value:  seeks long-term  capital  appreciation and  above-average  dividend income.    Wells Fargo Funds
                    The  Portfolio  pursues its  objective by  investing  primarily  in equity  securities  of U.S.
                    companies  with strong  return  potential  based on current  market  valuations.  Under  normal circumstances,  the Portfolio  invests at least 80% of its assets in equity securities with the
                    same  characteristics  as common stocks, and in preferred stocks,  warrants,  and securities of     Management, LLC
                    foreign companies through ADRs and similar investments.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  EQUITY INCOME     WFVT Equity Income:  seeks long-term capital  appreciation and  above-average  dividend income.    Wells Fargo Funds
                    The  Portfolio  pursues its  objective  primarily by  investing in the common  stocks of large, domestic companies with  above-average  return potential based on current market valuations and above-average  dividend income. Under normal market conditions,  the Portfolio invests at least
                    80% of its total assets in income producing  equity  securities and in issues of companies with     Management, LLC
                    market capitalizations of $3 billion or more.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
   STRATEGIC OR     Rydex Variable  Trust - Nova:  seeks to provide  investment  returns that are 150% of the daily  Rydex Global Advisers price movement of the S&P 500 Composite Stock Price Index by investing to a significant  extent in futures  contracts and options on securities,  futures  contracts and stock indexes.  If the
     TACTICAL       Portfolio  meets its  objective  the value of its shares  will tend to  increase by 150% of the
   ALLOCA-TION      daily  value of any  increase  in the S&P 500  Index.  However,  when the  value of the S&P 500  (f/k/a PADCO Advisors
                    Index declines,  the value of its shares should also decrease by 150% of the daily value of any        II, Inc.)
                    decrease in the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   STRATEGIC OR     Rydex Variable Trust - Ursa: seeks to provide investment results that will inversely  correlate  Rydex Global Advisers
                    (e.g.  be the  opposite)  to the  performance  of the S&P 500  Composite  Stock  Price Index by
                    investing to a  significant  extent in futures  contracts  and options on  securities,  futures contracts  and stock  indexes.  The  Portfolio  will  generally  not  invest in the  securities
     TACTICAL       included in the S&P 500 Index.  If the  Portfolio  meets its  objective the value of its shares
   ALLOCA-TION      will tend to  increase  when the value of the S&P 500 Index is  decreasing.  However,  when the  (f/k/a PADCO Advisors
                    value of the S&P 500  Index is  increasing,  the  value of its  shares  should  decrease  by an        II, Inc.)
                    inversely proportional amount.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Rydex Variable Trust - OTC: seeks to provide  investment results that correspond to a benchmark for over-the-counter  securities,  currently the NASDAQ 100 Index(TM), by investing principally in the  securities  of companies  included in that Index.  The  Portfolio may also invest in other
   STRATEGIC OR     instruments  whose  performance is expected to correspond to that of the Index,  and may engage  Rydex Global Advisers
     TACTICAL       in futures and options  transactions.  If the  Portfolio  meets its  objective the value of its  (f/k/a PADCO Advisors
   ALLOCA-TION      shares will tend to increase by the amount of the  increase in the NASDAQ 100 Index(TM).  However,        II, Inc.)
                    when the value of the NASDAQ 100 Index(TM)declines,  the value of its shares should also decrease by the amount of the decrease in the value of the Index(TM).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP EQUITY    INVESCO  Variable  Investment  Funds -  Dynamics:  seek  capital  appreciation.  The  Portfolio   INVESCO Funds Group,
                    normally  invests at least 65% of its assets in common  stocks of  mid-sized  companies - those companies that are included in the Russell  Midcap Growth Index at the time of purchase,  or if not  included  in that Index,  have  market  capitalizations  of between  $2.5  billion and $15 billion at the time of purchase.  The core of the Portfolio's  investments are in securities of established  companies  that are leaders in attractive  growth markets with a history of strong returns.  The  remainder of the  Portfolio  is invested in  securities  of companies  that show
                    accelerating  growth,  driven by product cycles,  favorable industry or sector conditions,  and           Inc.
                    other  factors  that the  investment  advisor  believes  will lead to rapid  sales or  earnings growth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds - Technology:  seeks capital  appreciation.  The Portfolio   INVESCO Funds Group,
                    normally  invests  at least  80% of its  assets in the  equity  securities  and  equity-related instruments of companies engaged in technology-related  industries.  These include, but are not
                    limited  to,  applied  technology,  biotechnology,   communications,   computers,  electronics,
                    Internet, IT services and consulting,  software,  telecommunication  equipment and services, IT           Inc.
                    infrastructure and networking companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds  -  Health  Sciences:  seeks  capital  appreciation.   The   INVESCO Funds Group,
                    Portfolio  normally  invests at least 80% of its assets in the equity  securities  of companies that  develop,  produce or  distribute  products  or  services  related to health  care.  These companies  include,  but are not limited to,  medical  equipment or supplies,  pharmaceuticals, biotechnology and healthcare  providers and service companies.  The investment advisor attempts
                    to blend  well-established  healthcare  firms with  faster-growing,  more  dynamic  health care           Inc.
                    companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds - Financial  Services:  seeks  capital  appreciation.  The   INVESCO Funds Group,
                    Portfolio  normally  invests at least 80% of its assets in the equity  securities  of companies involved in the financial  services sector.  These companies  include,  but are not limited to, banks (regional and  money-centers),  insurance  companies  (life,  property and casualty,  and multiline),  investment and  miscellaneous  industries  (asset  managers,  brokerage firms, and government-sponsored  agencies) and suppliers to financial services  companies.  The investment advisor seeks  companies which it believes can grow their revenues and earnings in a variety of
                    interest  rate  environments  - although  securities  prices of  financial  services  companies           Inc.
                    generally are interest rate-sensitive.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds -  Telecommunications:  seeks  capital  appreciation.  The   INVESCO Funds Group,
                    Portfolio  normally  invests at least 65% (80%  effective  July 31,  2002) of its assets in the equity  securities  of  companies  that are  engaged in the design,  development,  manufacture, distribution,  or sale of  communications  services  and  equipment,  and  companies  that  are involved in supplying equipment or services to such companies.  The  telecommunications  sector
                    includes  companies  that  offer  telephone  services,   wireless   communications,   satellite
                    communications,  television and movie programming,  broadcasting and Internet access. Normally,
                    the  Portfolio  will  invest  primarily  in  companies  located  in at  least  three  different           Inc.
                    countries, although U.S. issuers will often dominate the holdings.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Evergreen VA Global Leaders:  seeks to provide  investors with long-term  capital  growth.  The
                    Portfolio  normally  invests as least 65% of its assets in a diversified  portfolio of U.S. and
                    non-U.S.   equity  securities  of  companies  located  in  the  world's  major   industrialized
                    countries.  The Portfolio  will invest in no less than three  countries,  which may include the
  GLOBAL EQUITY     U.S.,  but may invest more than 25% of its assets in one country.  The  Portfolio  invests only   Evergreen Investment
                    in the best 100 companies,  which are selected by the  investment  advisor based on qualitative   Management Company,
                    and  quantitative  criteria  such as high  return on  equity,  consistent  earnings  growth and           LLC
                    established market presence.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
 SMALL CAP EQUITY   Evergreen VA Special Equity:  seeks capital  growth.  The Portfolio  normally  invests at least   Evergreen Investment
                    80% of its assets in common  stocks of small  U.S.  companies  (i.e.,  companies  whose  market capitalizations  fall within the range of the Russell  2000(R)Index,  at the time of  purchase).
                    The remaining 20% of the  Portfolio's  assets may be represented by cash or invested in various
                    cash  equivalents.  The Portfolio's  advisor selects stocks of companies which it believes have   Management Company,
                    the potential for accelerated growth in earnings and price.                                               LLC
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP EQUITY    Evergreen VA Omega:  seeks long-term capital growth.  The Portfolio invests primarily in common   Evergreen Investment
                    stocks and  securities  convertible  into  common  stocks of U.S.  companies  across all market capitalizations.  The  Portfolio  utilizes the  fully-managed  investment  concept  whereby the
                    Portfolio's  manager  will  continuously  review the  Portfolio's  holdings  in light of market conditions,  business  developments  and  economic  trends.  During  this review  process,  the
                    Portfolio's  manager  seeks to identify and invest in industries  that are growing  faster than
                    the economy.  The Portfolio  invests in companies of all sizes. The continuous  review may lead   Management Company,
                    to high portfolio  turnover,  but that will not limit investment  decisions.  The Portfolio may           LLC
                    also invest up to 25% of its assets in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP  Europe  30:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the ProFunds  Europe 30 Index.  The ProFunds  Europe 30
                    Index,  created by ProFund Advisors,  is composed of the 30 European companies whose securities are traded on U.S.  exchanges or on the NASDAQ as ADRs with the highest market  capitalization, as determined annually.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    ProFund VP Asia 30: seeks daily investment results,  before fees and expenses,  that correspond   ProFund Advisors LLC
                    to the daily  performance  of the ProFunds Asia 30 Index.  The ProFunds Asia 30 Index,  created by ProFund  Advisors,  is composed of 30 of the companies  located in the Asia/Pacific  region, except  Japan with the  highest  market  capitalization,  whose  securities  are traded on U.S.
      EQUITY        exchanges as  depository  receipts or ordinary  shares.  The  component  stocks of the ProFunds
                    Asia 30 Index are  determined  based on the market  capitalization  of each  company  and their relative weights are determined based on the modified market capitalization.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Japan: seeks daily investment results,  before fees and expenses, that correspond to the daily  performance  of the Nikkei  225 Stock  Average.  The  Nikkei 225 Stock  Average is a
  INTER-NATIONAL    price-weighted  index of 225 large,  actively  traded Japanese stocks traded on the Tokyo Stock
      EQUITY        Exchange.  Since the Japanese markets are not open when this Portfolio  values its shares,  its   ProFund Advisors LLC
                    success in meeting its  investment  objective is  determined by comparing its daily return on a given day with the daily performance of related futures contracts traded in the United States.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Banks: seeks daily investment results,  before fees and expenses, that correspond to   ProFund Advisors LLC
                    the daily  performance  of the Dow Jones  U.S.  Banks  Sector  Index.  The Index  measures  the performance of the banking  economic  sector of the U.S.  equity market.  This industry  covers the banking industry,  including regional banks and savings and loans, but excluding investment and merchant banks. The Portfolio  primarily  invests in banking  companies,  or in instruments that provide exposure to these companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Basic Materials:  seeks daily  investment  results,  before fees and expenses,  that correspond to the daily  performance of the Dow Jones U.S. Basic  Materials  Sector Index.  The
                    Index  measures the  performance  of the basic  materials  economic  sector of the U.S.  equity
      SECTOR        market.  The Portfolio  primarily invests in basic material  companies,  or in instruments that   ProFund Advisors LLC
                    provide  exposure  to these  companies,  including  companies  involved  in the  production  of aluminum,  chemicals,  commodities,  chemical specialty products, forest products,  non-ferrous mining products, paper products, precious metals and steel.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP  Biotechnology:  seeks daily  investment  results,  before fees and  expenses,  that correspond  to the daily  performance  of the Dow Jones  U.S.  Biotechnology  Index.  The Index
                    measures the performance of the biotechnology  sector of the U.S. equity market.  The Portfolio
      SECTOR        invests primarily in biotechnology  companies, or in instruments that provide exposure to these   ProFund Advisors LLC
                    companies,   including  companies  engaged  in  genetic  research,  and/or  the  marketing  and development  of  recombinant  DNA  products.  Companies  represented  in  this  sector  include companies that may be newly formed and that have relatively small market capitalizations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Consumer Cyclical:  seeks daily investment results,  before fees and expenses,  that correspond to the daily  performance of the Dow Jones U.S.  Consumer Cyclical Sector Index. The
                    Index measures the  performance of the consumer  cyclical  economic  sector of the U.S.  equity market.  The Portfolio  primarily  invests in consumer  cyclical  companies,  or in instruments that provide exposure to these companies,  including  airlines,  auto  manufacturers,  tire and
      SECTOR        rubber  manufacturers,  auto parts suppliers,  casinos,  toy manufacturers,  restaurant chains,   ProFund Advisors LLC
                    home  construction  companies,  lodging  chains,  broadline  retailers,   specialty  retailers,
                    footwear  and  clothing/fabric   manufacturers,   and  media  companies,  such  as  advertising
                    companies,  entertainment and leisure companies,  consumer electronic  companies,  broadcasters and publishers.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Consumer  Non-Cyclical:  seeks daily investment  results,  before fees and expenses,   ProFund Advisors LLC
                    that correspond to the daily  performance of the Dow Jones U.S.  Consumer  Non-Cyclical  Sector
                    Index. The Index measures the performance of the consumer  non-cyclical  economic sector of the
                    U.S. equity market. The Portfolio invests primarily in consumer non-cyclical  companies,  or in instruments  that  provide  exposure to these  companies,  including  distillers  and  brewers, producers  of soft  drinks,  consumer  service  companies,  durable and  non-durable  household product manufacturers,  cosmetic companies, food retailers,  other food companies,  tobacco and agricultural companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Energy:  seeks daily investment results,  before fees and expenses,  that correspond   ProFund Advisors LLC
                    to the daily  performance  of the Dow Jones U.S.  Energy Sector Index.  The Index  measures the performance of the energy sector of the U.S.  equity market.  The Portfolio  invests  primarily in energy companies, or in instruments that provide exposure to these companies,  including oil equipment and services companies, oil-major, oil-secondary and pipelines.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Financial:  seeks  daily  investment  results,  before  fees  and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Financial  Sector Index.  The Index
                    measures the performance of the financial  services  economic sector of the U.S. equity market.
                    The  Portfolio  invests  primarily  in  securities  of  financial  services  companies,  or  in instruments  that  provide  exposure  to  these  companies,  including  regional  banks,  major international  banks,  insurance  companies,  companies that invest,  directly or indirectly in real estate,  Fannie Mae,  credit card insurers,  check cashing  companies,  mortgage  lenders, investment  advisors,  savings and loans,  savings banks,  thrifts,  building  associations and societies,  credit unions, securities broker-dealers,  investment banks, merchant banks, online brokers, publicly traded stock exchanges and specialty finance companies.
------------------- ------------------------------------------------------------------------------------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Healthcare:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Healthcare  Sector Index. The Index
                    measures the  performance of the  healthcare  sector of the U.S.  equity market.  The Portfolio invests  primarily in  securities  of  healthcare  companies,  or in  instruments  that provide exposure to these  companies,  including  health care  providers,  biotechnology  companies and manufacturers of medical supplies, advanced medical devices and pharmaceuticals.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Industrial:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Industrial  Sector Index. The Index
                    measures the  performance of the  industrial  sector of the U.S.  equity market.  The Portfolio primarily  invests in industrial  companies,  or in instruments  that provide exposure to these companies,  including aerospace and defense companies, advanced industrial companies, equipment manufacturers,  air freight companies,  building material  manufacturers,  packaging companies,
                    manufacturers  of  electrical   components  and  equipment,   heavy   construction   companies,
                    manufacturers of heavy machinery,  industrial services companies,  industrial companies, marine transportation companies, railroads, shipbuilders and trucking companies.
------------------- ------------------------------------------------------------------------------------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Internet:  seeks daily investment results, before fees and expenses, that correspond   ProFund Advisors LLC
                    to the  daily  performance  of the Dow Jones  U.S.  Internet  Index.  The  Index  measures  the performance  of  companies  in the U.S.  equity  markets  that  generate  the majority of their revenues  from the  Internet.  The  Portfolio  primarily  invests in internet  companies  or in instruments  that provide  exposure to these  companies,  including  companies  that derive the majority of their revenues from providing goods and/or services  through an open network,  such as a web site or from  providing  access to the  Internet  or  providing  enabling  services to people using the Internet.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP  Pharmaceuticals:  seeks daily investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Pharmaceuticals  Sector Index.  The
                    Index measures the performance of the  pharmaceuticals  sector of the U.S.  equity market.  The
                    Portfolio  primarily  invests in  pharmaceutical  companies,  or in  instruments  that  provide exposure to these companies,  including makers of prescription and  over-the-counter  drugs, as well as companies engaged in contract drug research.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Precious Metals:  seeks daily  investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance  of the  Philadelphia  Stock Exchange Gold & Silver Index.
                    The Index measures the  performance of the precious  metals  economic sector of the U.S. equity
                    market.  The  Portfolio  primarily  invests  in  gold  and  silver  mining  companies,   or  in
                    instruments that provide exposure to these companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Real  Estate:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond  to the daily  performance  of the Dow  Jones  U.S.  Real  Estate  Index.  The Index
                    measures the  performance of the real estate  industry  sector of the U.S.  equity market.  The
                    Portfolio invests  primarily in real estate companies,  or in instruments that provide exposure to these  companies,  including hotel and resort  companies and real estate  investment  trusts
                    (REITs) that invest in apartments,  office and retail properties.  REITs are passive investment vehicles that invest primarily in income-producing  real estate or real estate related loans or interests.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP  Semiconductor:  seeks daily  investment  results,  before fees and  expenses,  that   ProFund Advisors LLC
                    correspond  to the daily  performance  of the Dow Jones  U.S.  Semiconductor  Index.  The Index
                    measures the performance of the semiconductor  sector of the U.S. equity market.  The Portfolio primarily  invests  in  companies  engaged  in  the  production  of  semiconductors  and  other integrated  chips, as well as other related  products such as circuit boards and mother boards, or in  instruments  that  provide  exposure to these  companies.  The  Portfolio  may invest in companies that may be newly-formed and that have relatively small market capitalizations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Technology:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Technology  Sector Index. The Index
                    measures the  performance of the  technology  sector of the U.S.  equity market.  The Portfolio invests  primarily in technology  companies,  or in instruments  that provide exposure to these companies,  including  companies  involved in the  development  and  production  of  technology
                    products,   including   computer   hardware   and   software,   telecommunications   equipment,
                    microcomputer   components,   integrated  computer  circuits  and  office  equipment  utilizing technology.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Telecommunications:  seeks daily investment results,  before fees and expenses, that   ProFund Advisors LLC
                    correspond to the daily performance of the Dow Jones U.S.  Telecommunications Sector Index. The
                    Index measures the  performance  of the  telecommunications  sector of the U.S.  equity market.
                    The  Portfolio  invests  primarily in  telecommunications  companies,  or in  instruments  that provide  exposure  to  these  companies,  including  fixed  line  communications  and  wireless communications companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP  Utilities:  seeks  daily  investment  results,  before  fees  and  expenses,  that correspond to the daily  performance of the Dow Jones U.S.  Utilities  Sector Index.  The Index
      SECTOR        measures the  performance  of the utilities  sector of the U.S.  equity  market.  The Portfolio   ProFund Advisors LLC
                    invests  primarily in utility  companies,  or in  instruments  that  provide  exposure to these companies, including electric utilities, gas utilities and water utilities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
THE PROFUND VP PORTFOLIOS  DESCRIBED  BELOW ARE AVAILABLE AS  SUB-ACCOUNTS  TO ALL ANNUITY  OWNERS.  EACH  PORTFOLIO  PURSUES AN INVESTMENT
STRATEGY THAT SEEKS TO PROVIDE DAILY  INVESTMENT  RESULTS,  BEFORE FEES AND EXPENSES,  THAT MATCH A WIDELY  FOLLOWED  INDEX,  INCREASE BY A
SPECIFIED FACTOR RELATIVE TO THE INDEX,  MATCH THE INVERSE OF THE INDEX OR THE INVERSE OF THE INDEX MULTIPLIED BY A SPECIFIED  FACTOR.  THE
INVESTMENT  STRATEGY OF SOME OF THE PORTFOLIOS MAY MAGNIFY (BOTH POSITIVELY AND NEGATIVELY) THE DAILY INVESTMENT  RESULTS OF THE APPLICABLE
INDEX.  IT IS RECOMMENDED  THAT ONLY THOSE ANNUITY OWNERS WHO ENGAGE A FINANCIAL  ADVISOR TO ALLOCATE THEIR ACCOUNT VALUE USING A STRATEGIC
OR TACTICAL  ASSET  ALLOCATION  STRATEGY  INVEST IN THESE  PORTFOLIOS.  WE HAVE  ARRANGED THE  PORTFOLIOS  BASED ON THE INDEX ON WHICH IT'S
INVESTMENT STRATEGY IS BASED.
--------------------------------------------------------------------------------------------------------------------------------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The S&P 500 Index(R)is a widely  used  measure of large U.S.  company  stock  performance.  It  consists  of the common  stocks of 500 major corporations  selected by Standard & Poor's(R)for their size and the frequency and ease with which their stocks trade,  reflecting  the full range and diversity of the U.S. economy.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Bull: seeks daily investment results,  before fees and expenses,  that correspond to   ProFund Advisors LLC
     S&P 500        the daily performance of the S&P 500(R)Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Bear: seeks daily investment results,  before fees and expenses,  that correspond to the inverse  (opposite)  of the daily  performance  of the S&P 500(R)Index.  If the Portfolio is successful  in meeting its  objective,  the net asset value of the  Portfolio's  shares  should
     S&P 500        increase in  proportion  to any daily  decrease in the level of the S&P 500(R).  Conversely,  the   ProFund Advisors LLC
                    Portfolio's  net asset value should  decrease in proportion to any daily  increase in the level of the S&P 500 Index(R).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP Bull  Plus:  seeks  daily  investment  results,  before  fees  and  expenses,  that correspond  to one and a half times  (150%) the daily  performance  of the S&P 500(R)Index.  If the Portfolio is successful in meeting its objective,  it should gain  approximately  one and a
     S&P 500        half  times as much as the S&P 500(R)Index  when the  prices of the  securities  in the S&P 500(R) ProFund Advisors LLC
                    Index rise on a given day and should lose  approximately one and a half times as much when such prices decline on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The NASDAQ 100 Index(TM)contains 100 of the largest market capitalization and most active non-financial domestic and international  companies listed on the NASDAQ Stock Market based on market capitalization.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund VP OTC: seeks daily investment  results,  before fees and expenses,  that correspond to   ProFund Advisors LLC
                    the daily performance of the NASDAQ 100 Index(TM).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund  VP  Short  OTC:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the inverse  (opposite)  of the daily  performance  of the NASDAQ 100(TM)Index.  If the  Portfolio is  successful  in meeting its  objective,  the net asset value of the Portfolio shares  should  increase in  proportion  to any daily  decrease in the level of the NASDAQ 100(TM)
                    Index.  Conversely,  the net  asset  value  of  shares  of the  Portfolio  should  decrease  in proportion to any daily increase in the level of the NASDAQ 100(TM)Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund VP UltraOTC:  seeks daily investment results, before fees and expenses, that correspond   ProFund Advisors LLC
                    to  twice  (200%)  the  daily  performance  of the  NASDAQ  100(TM)Index.  If the  Portfolio  is
                    successful in meeting its objective,  it should gain approximately  twice as much as the growth oriented  NASDAQ 100(TM)Index when the prices of the securities in that index rise on a given day and should lose approximately twice as much when such prices decline on that day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The S&P MidCap 400 Index(R)is a widely used measure of medium capitalized U.S. company stock  performance.  It consists of the common stocks of 400 major corporations selected by Standard & Poor's(R)for their market size, industry group  representation,  and the frequency and ease with which their stocks trade, reflecting the full range and diversity of the U.S. economy.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  S&P MIDCAP 400    ProFund VP Mid-Cap  Value:  seeks daily  investment  results,  before fees and  expenses,  that   ProFund Advisors LLC
                    correspond  to the  daily  performance  of the  S&P  MidCap  400/Barra  Value  Index(R).  The S&P
                    MidCap400/Barra  Value  Index(R)is a  capitalization-weighted  index that  comprises  all of the stocks in the S&P MidCap 400 Index(R)that have low price-to-book ratios.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  S&P MIDCAP 400    ProFund VP Mid-Cap  Growth:  seeks daily  investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the S&P MidCap 400/Barra Growth Index(R).  The S&P MidCap
                    400/Barra Growth Index(R)is a capitalization-weighted  index that comprises all of the stocks in the S&P MidCap 400 Index(R)that have high price-to-book ratios.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

--------------------- ------------------------------------------------------------------------------------------------ ---------------------
       STYLE/                                         INVESTMENT OBJECTIVES/POLICIES                                        PORTFOLIO
        TYPE                                                                                                                 ADVISOR/
                                                                                                                           SUB-ADVISOR
--------------------- ------------------------------------------------------------------------------------------------
--------------------- ------------------------------------------------------------------------------------------------ ---------------------
   S&P MIDCAP 400     ProFund VP  UltraMid-Cap:  seeks  daily  investment  results,  before fees and  expenses,  that  ProFund Advisors LLC correspond  to twice  (200%)  the  daily  performance  of the S&P  MidCap  400  Index(R).  If the
                      Portfolio is successful in meeting its objective,  it should gain  approximately  twice as much as the S&P  MidCap 400 Index(R)when the prices of the  securities  in the S&P MidCap 400 Index(R)
                      rise on a given day and should lose  approximately  twice as much when such prices decline on a given day.
--------------------- ------------------------------------------------------------------------------------------------ ---------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The S&P SmallCap 600 Index(R)is an unmanaged index comprising 600 domestic stocks, with a market  capitalization valued at under one billion dollars,  chosen for market size, liquidity,  and industry group representation.  The index comprises stocks from the industrial,  utility, financial, and transportation sectors, reflecting the full range and diversity of the U.S. economy.
--------------------------------------------------------------------------------------------------------------------------------------------
--------------------- ------------------------------------------------------------------------------------------------ ---------------------
  S&P SMALLCAP 600    ProFund VP Small-Cap Value:  seeks daily  investment  results,  before fees and expenses,  that  ProFund Advisors LLC correspond  to the daily  performance  of the S&P  SmallCap  600/Barra  Value  Index(R).  The S&P
                      SmallCap  600/Barra Value Index(R)is a  capitalization-weighted  index that comprises all of the stocks in the S&P SmallCap 600 Index(R)that have low price-to-book ratios.
--------------------- ------------------------------------------------------------------------------------------------ ---------------------
--------------------- ------------------------------------------------------------------------------------------------ ---------------------
  S&P SMALLCAP 600    ProFund VP Small-Cap Growth:  seeks daily investment  results,  before fees and expenses,  that  ProFund Advisors LLC correspond  to the daily  performance  of the S&P SmallCap  600/Barra  Growth  Index(R).  The S&P
                      SmallCap 600/Barra Growth Index(R)is a  capitalization-weighted  index that comprises all of the stocks in the S&P SmallCap 600 Index(R)that have high price-to-book ratios.
--------------------- ------------------------------------------------------------------------------------------------ ---------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The Russell  2000 Index(R)is an  unmanaged  index  consisting  of 2,000 small  company  common  stocks.  The Russell  2000 Index(R)comprises approximately 2000 of the smallest U.S. domiciled publicly traded common stocks that are included in the Russell 3000 Index(R).
--------------------------------------------------------------------------------------------------------------------------------------------
--------------------- ------------------------------------------------------------------------------------------------ ---------------------
    RUSSELL 2000      ProFund VP UltraSmall-Cap (f/k/a ProFund VP SmallCap):  seeks daily investment results,  before  ProFund Advisors LLC fees and expenses,  that correspond to twice (200%) the daily  performance of the Russell 2000(R)
                      Index.  If the Portfolio is successful in meeting its objective,  it should gain  approximately twice as much as the Russell 2000 Index(R)when the prices of the  securities  in that index rise on a given day and should lose  approximately  twice as much when such  prices  decline on that day.
--------------------- ------------------------------------------------------------------------------------------------ ---------------------
                      ------------------------------------------------------------------------------------------------ ---------------------
  U.S. GOV'T BOND     ProFund VP U.S.  Government  Plus: seeks daily  investment  results,  before fees and expenses,  ProFund Advisors LLC that  correspond to 125% of the daily price  movement of the most recently  issued 30-year U.S.
                      Treasury Bond.
--------------------- ------------------------------------------------------------------------------------------------ ---------------------
                      ------------------------------------------------------------------------------------------------ ---------------------
  U.S. GOV'T BOND     ProFund VP Rising Rates Opportunity:  seeks daily investment results, before fees and expenses,  ProFund Advisors LLC that  correspond  to 125% of the inverse  (opposite)  of the daily  price  movement of the most recently  issued  30-year U.S.  Treasury  Bond.  If the  Portfolio is successful in meeting its objective,  the net asset value of the Portfolio's  shares should decrease in proportion to any daily increase in the price of the 30-year U.S. Treasury Bond on a given day.  Conversely,  the net asset value of shares of the Portfolio  should increase in proportion to any daily decrease in the price of the 30-year U.S. Treasury Bond on a given day.
--------------------- ------------------------------------------------------------------------------------------------ ---------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The First Trust(R)10 Uncommon Values Portfolio of the First Defined  Portfolio Fund LLC invests in the securities of a relatively few number of issuers.  Since the assets of the  Portfolio  are invested in a limited  number of issuers,  the net asset value of the Portfolio may be more susceptible to a single adverse economic,  political or regulatory occurrence.  The Portfolio may also be subject to additional market risk due to its policy of investing  based on an investment  strategy and generally not buying or selling  securities in response to market fluctuations.  The  Portfolio's  relative lack of diversity and limited  ongoing  management may subject Owners to greater market risk than other portfolios.
--------------------------------------------------------------------------------------------------------------------------------------------
--------------------- ------------------------------------------------------------------------------------------------ ---------------------
     LARGE CAP        First Trust(R)10 Uncommon  Values:  seeks to provide  above-average  capital  appreciation.  The      First Trust
                      Portfolio  seeks to achieve its  objective  by  investing  primarily  in the ten common  stocks selected by the Investment  Policy Committee of Lehman Brothers Inc.  ("Lehman  Brothers") with the assistance of the Research  Department of Lehman  Brothers which, in their opinion have the
       BLEND          greatest  potential for capital  appreciation  during the next year. The stocks included in the
                      Portfolio  are adjusted  annually on or about July 1st in  accordance  with the  selections  of     Advisors L.P.
                      Lehman Brothers.
--------------------- ------------------------------------------------------------------------------------------------ ---------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      INTER-        The  Prudential  Series  Fund,  Inc.  - SP  Jennison  International  Growth:  seeks to  provide
                    long-term   growth  of  capital.   The   Portfolio   pursues  its  objective  by  investing  in
                    equity-related  securities of foreign  issuers that the  Sub-advisor  believes will increase in value over a period of years.  The  Portfolio  invests  primarily  in the common stock of large and  medium-sized  foreign  companies.  Under normal  circumstances,  the Portfolio  invests at
 NATIONAL EQUITY    least 65% of its total  assets in common  stock of foreign  companies  operating or based in at        Prudential
                    least five different  countries.  The Portfolio  looks  primarily for stocks of companies whose     Investments LLC/
                    earnings are growing at a faster rate than other companies and that have  above-average  actual   Jennison Associates
                    and  potential  earnings  growth  over  the long  term and  strong  financial  and  operational           LLC
                    characteristics.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of the McGraw-Hill  Companies,  Inc. and have been licensed for use by American Skandia Investment Services,  Incorporated.  The Portfolio is not sponsored,  endorsed,  sold or promoted by Standard & Poor's and  Standard & Poor's  makes no  representation  regarding  the  advisability  of investing in the
Portfolio.

The First Trust(R)10 Uncommon Values  portfolio is not sponsored or created by Lehman  Brothers,  Inc.  ("Lehman  Brothers").  Lehman
Brothers' only  relationship  to First Trust is the licensing of certain  trademarks  and trade names of Lehman  Brothers and of the
"10 Uncommon  Values" which is  determined,  composed and calculated by Lehman  Brothers  without regard to First Trust or the First
Trust(R)10 Uncommon Values portfolio.

Dow Jones has no  relationship  to the ProFunds VP, other than the  licensing of the Dow Jones sector  indices and its service marks for use in  connection  with the ProFunds VP. The ProFunds VP are not  sponsored,  endorsed,  sold, or promoted by Standard & Poor's or NASDAQ,  and neither  Standard & Poor's nor NASDAQ  makes any  representations  regarding  the  advisability  of investing in the
ProFunds VP.

WHAT ARE THE FIXED INVESTMENT OPTIONS?
We offer fixed  investment  options of  different  durations  during the  accumulation  period.  These  "Fixed  Allocations"  earn a guaranteed  fixed rate of interest for a specified  period of time,  called the "Guarantee  Period." In most states,  we offer Fixed
Allocations  with Guarantee  Periods from 1 to 10 years.  We may also offer special  purpose Fixed  Allocations for use with certain optional  investment  programs.  We guarantee the fixed rate for the entire Guarantee Period.  However,  if you withdraw or transfer
Account Value before the end of the Guarantee  Period,  we will adjust the value of your  withdrawal or transfer based on a formula, called a "Market Value  Adjustment."  The Market Value  Adjustment  can either be positive or negative,  depending on the rates that are currently  being  credited on Fixed  Allocations.  Please refer to the section  entitled  "How does the Market Value  Adjustment
Work?" for a description  of the formula along with examples of how it is  calculated.  You may allocate  Account Value to more than one Fixed Allocation at a time.

Fixed  Allocations  may not be available in all states.  Availability  of Fixed  Allocations  is subject to change and may differ by state and by the annuity product you purchase.  Please call American Skandia at  1-800-766-4530  to determine  availability of Fixed
Allocations in your state and for your annuity product.

FEES AND CHARGES

WHAT ARE THE CONTRACT FEES AND CHARGES?

There is no Contingent Deferred Sales Charge applied if you surrender your Annuity or make a partial withdrawal.

Annual  Maintenance Fee: During the accumulation  period we deduct an Annual  Maintenance Fee. The Annual  Maintenance Fee is $35.00
or 2% of your Account Value invested in the variable  investment  options,  whichever is less. This fee will be deducted annually on the  anniversary  of the Issue Date of your Annuity or, if you surrender  your Annuity  during the Annuity Year, the fee is deducted at the time of  surrender.  Currently,  the Annual  Maintenance  Fee is only  deducted if your Account Value is less than $50,000 on the anniversary of the Issue Date or at the time of surrender.  We may increase the Annual  Maintenance Fee.  However,  any increase will only apply to Annuities issued after the date of the increase.

Optional  Benefits:  If you elect to purchase one or more optional  benefits,  we will deduct an additional  charge on a daily basis from your  Account  Value  allocated  to the  Sub-accounts.  The charge for each  optional  benefit is  deducted  in addition to the
Insurance Charge due to the increased  insurance risk associated with the optional  benefits.  The additional  charge is included in the  daily  calculation  of the Unit  Price for each  Sub-account.  Please  refer to the  section  entitled  "Death  Benefit"  for a description of the charge for each Optional Death Benefit.  Please refer to the section  entitled  "Managing Your Account Value - Do you offer  programs  designed  to  guarantee  a "return  of  premium"  at a future  date?" for a  description  of the charge for the
Guaranteed Return Option.

Transfer  Fee:  Currently,  you may make twenty (20) free  transfers  between  investment  options each Annuity Year. We will charge
$10.00 for each  transfer  after the  twentieth in each Annuity  Year.  We do not consider  transfers  made as part of a dollar cost averaging  program when we count the twenty free  transfers.  Transfers made as part of a rebalancing,  market timing or third party investment  advisory  service will be subject to the  twenty-transfer  limit.  However,  all transfers  made on the same day will be treated as one (1)  transfer.  Renewals or transfers of Account Value from a Fixed  Allocation  at the end of its  Guarantee  Period
are not  subject  to the  Transfer  Fee and are not  counted  toward  the twenty  free  transfers.  We may reduce the number of free transfers  allowable  each  Annuity  Year  (subject to a minimum of eight)  without  charging a Transfer  Fee unless you make use of electronic  means to transmit  your  transfer  requests.  We may  eliminate  the  Transfer  Fee for  transfer  requests  transmitted electronically or through other means that reduce our processing costs.

Tax  Charges:  Several  states and some  municipalities  charge  premium  taxes or similar  taxes.  The amount of tax will vary from jurisdiction  to  jurisdiction  and is subject to change.  The tax charge  currently  ranges up to 3 1/2%. We generally will deduct the amount of tax payable at the time the tax is imposed,  but may also decide to deduct tax charges from each  Purchase  Payment at the time of a withdrawal  or surrender of your Annuity or at the time you elect to begin  receiving  annuity  payments.  We may assess a charge against the Sub-accounts and the Fixed Allocations equal to any taxes which may be imposed upon the separate accounts.

WHAT CHARGES APPLY SOLELY TO THE VARIABLE INVESTMENT OPTIONS?

Insurance  Charge:  We deduct an  Insurance  Charge  daily  against the average  daily assets  allocated  to the  Sub-accounts.  The
Insurance  Charge is the  combination  of the Mortality & Expense Risk Charge (0.50%) and the  Administration  Charge  (0.15%).  The
total charge is equal to 0.65% on an annual basis.  The Insurance  Charge is intended to compensate  American  Skandia for providing the insurance  benefits under the Annuity,  including the Annuity's  basic death benefit that provides  guaranteed  benefits to your beneficiaries  even if the market  declines  and the risk that persons we  guarantee  annuity  payments to will live longer than our assumptions.  The charge also covers  administrative costs associated with providing the Annuity benefits,  including preparation of the contract,  confirmation  statements,  annual account statements and annual reports, legal and accounting fees as well as various related  expenses.  Finally,  the charge  covers the risk that our  assumptions  about the mortality  risks and expenses  under this
Annuity are  incorrect and that we have agreed not to increase  these  charges over time despite our actual  costs.  We may increase the portion of the total  Insurance  Charge that is deducted for  administrative  costs;  however,  any increase  will only apply to
Annuities issued after the date of the increase.

American  Skandia may make a profit on the Insurance  Charge if, over time,  the actual cost of providing the  guaranteed  insurance obligations  under the Annuity are less than the amount we deduct for the  Insurance  Charge.  To the extent we make a profit on the
Insurance  Charge,  such profit may be used for any other  corporate  purpose,  including  payment of other  expenses  that American
Skandia incurs in promoting, distributing, issuing and administering the Annuity.

The  Insurance  Charge is not deducted  against  assets  allocated  to a Fixed  Allocation.  However,  the amount we credit to Fixed
Allocations may also reflect similar assumptions about the insurance guarantees provided under the Annuity.

WHAT CHARGES ARE ASSESSED BY THE PORTFOLIOS?
We do not assess any charges directly  against the Portfolios.  However,  each Portfolio  charges a total annual fee comprised of an investment  management  fee,  operating  expenses  and any  distribution  and service  (12b-1)  fees that may apply.  These fees are deducted  daily by each  Portfolio  before it provides  American  Skandia with the net asset value as of the close of business  each day.  More  detailed  information  about fees and  charges  can be found in the  prospectuses  for the  Portfolios.  Please also see
"Service Fees Payable by Underlying Funds".

WHAT CHARGES APPLY TO THE FIXED ALLOCATIONS?
No specific fee or expenses are deducted when determining the rate we credit to a Fixed  Allocation.  However,  for some of the same reasons that we deduct the Insurance  Charge against Account Value allocated to the  Sub-accounts,  we also take into  consideration mortality,  expense,  administration,  profit and other factors in determining  the interest  rates we credit to Fixed  Allocations.
Any Tax Charge  applies to amounts  that are taken from the variable  investment  options or the Fixed  Allocations.  A Market Value
Adjustment may also apply to transfers, certain withdrawals, surrender or annuitization from a Fixed Allocation.

WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYMENT OPTION?
In certain states a tax is due if and when you exercise your right to receive  periodic  annuity  payments.  The amount payable will depend on the applicable  jurisdiction  and on the annuity  payment  option you select.  If you select a fixed payment  option,  the amount of each fixed payment will depend on the Account  Value of your Annuity when you elected to  annuitize.  There is no specific charge  deducted  from these  payments;  however,  the amount of each  annuity  payment  reflects  assumptions  about our  insurance expenses.  If you select a variable  payment option that we may offer,  then the amount of your benefits will reflect changes in the value of your Annuity and will continue to be subject to an insurance charge.

EXCEPTIONS/REDUCTIONS TO FEES AND CHARGES
We may reduce or eliminate  certain  fees and charges or alter the manner in which the  particular  fee or charge is  deducted.  For example,  we may reduce or eliminate the amount of the Annual  Maintenance Fee or reduce the portion of the total  Insurance  Charge that is  deducted  as an  Administration  Charge.  Generally,  these  types of changes  will be based on a  reduction  to our sales, maintenance  or  administrative  expenses due to the nature of the individual or group  purchasing the Annuity.  Some of the factors we might  consider  in making such a decision  are:  (a) the size and type of group;  (b) the number of  Annuities  purchased  by an
Owner;  (c) the amount of Purchase  Payments or likelihood of additional  Purchase  Payments;  and/or (d) other  transactions  where sales,  maintenance  or  administrative  expenses  are likely to be  reduced.  We will not  discriminate  unfairly  between  Annuity purchasers if and when we reduce the portion of the Insurance Charge attributed to the charge covering administrative costs.

PURCHASING YOUR ANNUITY

WHAT ARE OUR REQUIREMENTS FOR PURCHASING THE ANNUITY?

Initial  Purchase  Payment:  You must make a minimum initial  Purchase  Payment of $5,000.  However,  if you decide to make payments under a systematic  investment or "bank drafting"  program,  we will accept a lower initial Purchase  Payment provided that,  within the first Annuity Year, you make at least $5,000 in total Purchase Payments.

Where allowed by law,  initial  Purchase  Payments in excess of $1,000,000  require our approval prior to  acceptance.  We may apply certain limitations and/or  restrictions on the Annuity as a condition of our acceptance,  including limiting the liquidity features or the Death Benefit protection provided under the Annuity,  limiting the right to make additional  Purchase Payments,  changing the number of transfers  allowable  under the Annuity or restricting  the  Sub-accounts  that are available.  Other  limitations  and/or restrictions may apply.

The minimum initial  Purchase  Payment is reduced to $1,000 on Annuities  owned by: (a) any parent company,  affiliate or subsidiary of ours;  (b) an  officer,  director,  employee,  retiree,  sales  representative,  or in the case of an  affiliated  broker-dealer, registered  representative  of such  company;  (c) a director,  officer or trustee of any  underlying  mutual fund;  (d) a director, officer or employee of any investment manager,  sub-advisor,  transfer agent, custodian,  auditing, legal or administrative services provider that is providing investment management,  advisory, transfer agency,  custodianship,  auditing, legal and/or administrative services  to an  underlying  mutual  fund  or  any  affiliate  of  such  firm;  (e) a  director,  officer,  employee  or  registered representative  of a  broker-dealer  or insurance  agency that has a then current  selling  agreement  with us and/or with  American
Skandia Marketing,  Incorporated;  (f) a director,  officer,  employee or authorized  representative of any firm providing us or our affiliates with regular legal, actuarial, auditing,  underwriting,  claims,  administrative,  computer support, marketing, office or other services;  (g) the then current spouse of any such person noted in (b) through (f), above;  (h) the parents of any such person noted in (b) through (g),  above;  (i) the child(ren) or other legal  dependent  under the age of 21 of any such person noted in (b)
through (h) above; and (j) the siblings of any such persons noted in (b) through (h) above.

Except as noted below,  Purchase  Payments  must be submitted by check drawn on a U.S.  bank, in U.S.  dollars,  and made payable to
American  Skandia.  Purchase  Payments  may also be  submitted  via 1035  exchange  or  direct  transfer  of  funds.  Under  certain circumstances,  Purchase  Payments may be transmitted to American  Skandia via wiring funds through your  investment  professional's broker-dealer  firm.  Additional  Purchase Payments may also be applied to your Annuity under an arrangement  called "bank drafting"
where you  authorize  us to deduct  money  directly  from your bank  account.  We may reject any  payment  if it is  received  in an unacceptable form.  Our acceptance of a check is subject to our ability to collect funds.

Age  Restrictions:  There is no age  restriction  to purchase  the  Annuity.  However,  the basic  Death  Benefit  provides  greater protection  for persons under age 85. There is no Contingent  Deferred Sales Charge  deducted upon surrender or partial  withdrawal.
However,  if you take a distribution  prior to age 591/2, you may be subject to a 10% penalty in addition to ordinary income taxes on any gain.  The availability of certain optional benefits may vary based on the age of the Owner on the Issue Date of the Annuity.

Owner, Annuitant and Beneficiary Designations: On your Application, we will ask you to name the Owner(s), Annuitant and one or more Beneficiaries for your Annuity.

|X|      Owner:  The  Owner(s)  holds all rights  under the  Annuity.  You may name more than one Owner in which case all  ownership
         -----
       rights are held  jointly.  However,  this  Annuity does not provide a right of  survivorship.  Refer to the Glossary of Terms for a complete description of the term "Owner."
|X|      Annuitant:  The  Annuitant is the person we agree to make annuity  payments to and upon whose life we continue to make such
         ---------
       payments.  You must name an Annuitant who is a natural  person.  We do not accept a designation  of joint  Annuitants  during the accumulation  period. Where allowed by law, you may name one or more Contingent  Annuitants.  A Contingent Annuitant will become the Annuitant if the Annuitant  dies before the Annuity Date.  Please refer to the discussion of  "Considerations  for
       Contingent Annuitants" in the Tax Considerations section of the Prospectus.
|X|      Beneficiary:  The  Beneficiary  is the  person(s) or entity you name to receive the death  benefit.  If no  beneficiary  is
         -----------
       named the death benefit will be paid to you or your estate.

Your right to make  certain  designations  may be limited if your  Annuity is to be used as an IRA or other  "qualified"  investment that is given  beneficial  tax treatment  under the Code.  You should seek  competent tax advice on the income,  estate and gift tax implications of your designations.

MANAGING YOUR ANNUITY

MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?
You may change the Owner,  Annuitant and  Beneficiary  designations  by sending us a request in writing.  Where allowed by law, such changes will be subject to our acceptance.  Some of the changes we will not accept include, but are not limited to:
|X|      a new  Owner  subsequent  to  the  death  of the  Owner  or  the  first  of  any  joint  Owners  to  die,  except  where  a spouse-Beneficiary has become the Owner as a result of an Owner's death;
|X|      a new Annuitant subsequent to the Annuity Date;
|X|      for "non-qualified" investments,a new Annuitant prior to the Annuity Date if the Annuity is owned by an entity; and
|X|      a change in Beneficiary if the Owner had previously made the designation irrevocable.

Spousal Owners/Spousal Beneficiaries
If an Annuity is co-owned by spouses,  we will assume that the sole primary  Beneficiary is the surviving spouse unless you elect an alternative  Beneficiary  designation.  Unless you elect an alternative  Beneficiary  designation,  upon the death of either spousal
Owner,  the surviving  spouse may elect to assume  ownership of the Annuity instead of taking the Death Benefit  payment.  The Death
Benefit  that would have been  payable  will be the new  Account  Value of the  Annuity as of the date of due proof of death and any required  proof of a spousal  relationship.  As of the date the  assumption  is effective,  the  surviving  spouse will have all the rights and  benefits  that would be  available  under the Annuity to a new  purchaser  of the same  attained  age.  For  purposes of determining  any future Death Benefit for the beneficiary of the surviving  spouse,  the new Account Value will be considered as the initial Purchase  Payment.  Any additional  Purchase  Payments applied after the date the assumption is effective will be subject to all provisions of the Annuity.

Spousal Contingent Annuitant
If the Annuity is owned by an entity and the surviving spouse is named as a Contingent  Annuitant,  upon the death of the Annuitant, the  surviving  spouse  will  become the  Annuitant.  No Death  Benefit is payable  upon the death of the  Annuitant.  However,  the
Account  Value  of the  Annuity  as of the  date of due  proof of death of the  Annuitant  (and any  required  proof of the  spousal relationship) will reflect the amount that would have been payable had a Death Benefit been paid.

MAY I RETURN THE ANNUITY IF I CHANGE MY MIND?

If after  purchasing  your Annuity you change your mind and decide that you do not want it, you may return it to us within a certain period of time known as a right to cancel  period.  This is often  referred  to as a  "free-look."  Depending  on the state in which you purchased your Annuity,  and, in some states,  if you purchased the Annuity as a replacement for a prior contract,  the right to cancel period may be ten (10) days,  twenty-one (21) days or longer,  measured from the time that you received your Annuity.  If you return your Annuity,  during the applicable  period,  we will refund your current Account Value plus any tax charge  deducted.  This amount may be higher or lower than your  original  Purchase  Payment.  Where  required by law, we will return your  current  Account
Value or the amount of your  initial  Purchase  Payment,  whichever  is  greater.  The same  rules may apply to an  Annuity  that is purchased as an IRA. In any situation  where we are required to return the greater of your  Purchase  Payment or Account  Value,  we may  allocate  your  Account  Value to the AST Money  Market  Sub-account  during the right to cancel  period  and for a  reasonable additional amount of time to allow for delivery of your Annuity.

MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?
The  minimum  amount  that we accept as an  additional  Purchase  Payment  is $100  unless you  participate  in  American  Skandia's
Systematic  Investment Plan or a periodic  purchase  payment  program.  We will allocate any additional  Purchase  Payments you make according to your most recent allocation instructions, unless you request new allocations when you submit a new Purchase Payment.

MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?
You can make  additional  Purchase  Payments to your Annuity by  authorizing  us to deduct money directly from your bank account and
              ----------
applying it to your  Annuity.  This type of program is often called "bank  drafting".  We call our bank drafting  program  "American
Skandia's  Systematic  Investment  Plan."  Purchase  Payments  made  through  bank  drafting  may only be  allocated to the variable investment  options when applied.  Bank  drafting  allows you to invest in your Annuity with a lower initial  Purchase  Payment,  as long as you  authorize  payments  that will equal at least  $5,000  during the first 12 months of your  Annuity.  We may  suspend or cancel bank drafting privileges if sufficient funds are not available from the applicable  financial  institution on any date that a transaction is scheduled to occur.

MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?
These types of programs are only available with certain types of qualified  investments.  If your employer  sponsors such a program, we may agree to accept periodic  Purchase  Payments through a salary  reduction  program as long as the allocations are made only to variable investment options and the periodic Purchase Payments received in the first year total at least $5,000.

MANAGING YOUR ACCOUNT VALUE

HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?
(See "Valuing Your Investment" for a description of our procedure for pricing initial and subsequent Purchase Payments.)

Initial Purchase  Payment:  Once we accept your  application,  we invest your net Purchase Payment in the Annuity.  The net Purchase
Payment is your initial  Purchase  Payment minus any tax charges that may apply.  On your  application we ask you to provide us with instructions  for  allocating  your Account  Value.  You can allocate  Account Value to one or more variable  investment  options or
Fixed Allocations.

In those  states  where we are  required  to return your  Purchase  Payment if you  exercise  your right to return the  Annuity,  we initially  allocate  all  amounts  that  you  choose  to  allocate  to the  variable  investment  options  to the AST  Money  Market
Sub-account.  At the end of the  right to cancel  period  we will  reallocate  your  Account  Value  according  to your most  recent allocation  instructions.  Where permitted by law, we will allocate your Purchase Payments  according to your initial  instructions, without  temporarily  allocating  to the AST Money Market  Sub-account.  To do this,  we will ask that you execute our form called a
"return  waiver" that authorizes us to allocate your Purchase  Payment to your chosen  Sub-accounts  immediately.  If you submit the
"return  waiver" and then decide to return your Annuity  during the right to cancel  period,  you will receive your current  Account
Value which may be more or less than your initial Purchase Payment (see "May I Return the Annuity if I Change my Mind?").

Subsequent  Purchase  Payments:  We will allocate any additional  Purchase  Payments you make  according to your current  allocation instructions.  If any rebalancing or asset  allocation  programs are in effect,  the allocation  should conform with such a program.
We assume that your current  allocation  instructions  are valid for subsequent  Purchase  Payments until you make a change to those allocations or request new allocations when you submit a new Purchase Payment.

ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?
During the accumulation period you may transfer Account Value between investment  options.  Transfers are not subject to taxation on any gain.  We  currently  limit the  number of  Sub-accounts  you can  invest in at any one time to twenty  (20).  However,  you can invest in an unlimited  number of Fixed  Allocations.  We may require a minimum of $500 in each  Sub-account  you  allocate  Account
Value to at the time of any  allocation  or transfer.  If you request a transfer  and, as a result of the  transfer,  there would be less than $500 in the Sub-account,  we may transfer the remaining  Account Value in the Sub-account pro rata to the other investment options to which you transferred.

We may  impose  specific  restrictions  on  financial  transactions  for  certain  Portfolios  based on the  Portfolio's  investment restrictions.  Currently,  any purchase,  redemption or transfer involving the Rydex or ProFunds VP Sub-accounts must be received by us no later than one hour prior to any announced closing of the applicable  securities exchange (generally,  3:00 p.m. Eastern time)
to be processed on the current  Valuation Day. The "cut-off" time for such financial  transactions  involving a Rydex or ProFunds VP
Sub-account  will be  extended  to1/2hour prior to any  announced  closing  (generally,  3:30 p.m.  Eastern  time) for  transactions submitted electronically through American Skandia's Internet website (www.americanskandia.com).

Currently,  we charge $10.00 for each transfer after the twentieth (20th) in each Annuity Year,  including transfers made as part of any rebalancing,  market timing,  asset allocation or similar program which you have authorized.  Transfers made as part of a dollar cost  averaging  program do not count toward the twenty free  transfer  limit.  Renewals or transfers of Account  Value from a Fixed
Allocation at the end of its Guarantee  Period are not subject to the transfer  charge.  We may reduce the number of free  transfers allowable  each  Annuity Year  (subject to a minimum of eight)  without  charging a Transfer  Fee unless you make use of  electronic means to transmit your transfer  requests.  We may eliminate the Transfer Fee for transfer  requests  transmitted  electronically or through other means that reduce our processing costs.

We reserve the right to limit the number of  transfers  in any Annuity  Year for all  existing  or new Owners.  We also  reserve the right to limit the number of  transfers in any Annuity  Year or to refuse any  transfer  request for an Owner or certain  Owners if:
(a) we believe that excessive  trading or a specific  transfer request or group of transfer  requests may have a detrimental  effect on Unit Values or the share prices of the  Portfolios;  or (b) we are informed by one or more of the Portfolios that the purchase or redemption  of shares must be  restricted  because of  excessive  trading or a specific  transfer or group of transfers is deemed to have a detrimental  effect on the share prices of affected  Portfolios.  Without  limiting the above, the most likely scenario where either of the above could occur would be if the aggregate  amount of a trade or trades  represented a relatively large proportion of the total assets of a particular  Portfolio.  Under such a circumstance,  we will process  transfers  according to our rules then in effect and provide  notice if the  transfer  request was denied.  If a transfer  request is denied,  a new  transfer  request may be required.

DO YOU OFFER DOLLAR COST AVERAGING?
Yes. We offer Dollar Cost Averaging during the accumulation  period.  Dollar Cost Averaging  allows you to  systematically  transfer an amount  each month from one  investment  option to one or more other  investment  options.  You can choose to  transfer  earnings only,  principal  plus  earnings  or a flat  dollar  amount.  Dollar  Cost  Averaging  allows you to invest  regularly  each  month, regardless  of the current unit value (or price) of the  Sub-account(s)  you invest in. This enables you to purchase more units when the market  price is low and fewer  units  when the market  price is high.  This may  result in a lower  average  cost of units over time.  However,  there is no guarantee that Dollar Cost  Averaging will result in a profit or protect  against a loss in a declining market.  We do not deduct a charge for participating in a Dollar Cost Averaging program.

You must have a minimum Account Value of at least $10,000 to enroll in a Dollar Cost Averaging program.

You can Dollar Cost Average from variable  investment  options or Fixed  Allocations.  Dollar Cost Averaging from Fixed  Allocations is subject to a number of rules that include, but are not limited to the following:
|X|      You may only use Fixed Allocations with Guarantee Periods of 1, 2 or 3 years.
|X|      You may only Dollar Cost Average  earnings or principal  plus  earnings.  If  transferring  principal  plus  earnings,  the program must be designed to last the entire Guarantee Period for the Fixed Allocation.
|X|      Dollar Cost Averaging transfers from Fixed Allocations are not subject to a Market Value Adjustment.

NOTE:  When a Dollar Cost Averaging  program is established  from a Fixed  Allocation,  the fixed rate of interest we credit to your
Account  Value is applied to a declining  balance due to the  transfers of Account  Value to the  Sub-accounts  during the Guarantee
Period.  This will reduce the effective rate of return on the Fixed Allocation over the Guarantee Period.

DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?
Yes. During the accumulation  period,  we offer automatic  rebalancing  among the variable  investment  options you choose.  You can choose to have your Account  Value  rebalanced  quarterly,  semi-annually,  or annually.  On the  appropriate  date,  your  variable investment  options are  rebalanced  to the  allocation  percentages  you request.  For example,  over time the  performance  of the variable  investment  options will differ,  causing your percentage  allocations to shift. With automatic  rebalancing,  we transfer the appropriate amount from the "overweighted"  Sub-accounts to the  "underweighted"  Sub-accounts to return your allocations to the percentages  you request.  If you request a transfer  from or into any variable  investment  option  participating  in the automatic rebalancing  program,  we will assume that you wish to change your rebalancing  percentages as well, and will  automatically  adjust the rebalancing percentages in accordance with the transfer unless we receive alternate instructions from you.

You must have a minimum  Account Value of at least $10,000 to enroll in automatic  rebalancing.  All  rebalancing  transfers made on the same day as part of an automatic  rebalancing  program are considered as one transfer when counting the number of transfers each year toward the maximum number of free transfers.  We do not deduct a charge for participating in an automatic rebalancing program.

DO YOU OFFER PROGRAMS DESIGNED TO GUARANTEE A "RETURN OF PREMIUM" AT A FUTURE DATE?
Yes. We offer two different  programs for investors who wish to invest in the variable  investment  options but also wish to protect their  principal,  at least as of a specific date in the future.  You may not want to use either of these  programs if you expect to begin taking annuity payments before the program would be completed.

Balanced Investment Program
We offer a balanced  investment  program where a portion of your Account Value is allocated to a Fixed  Allocation and the remaining
Account  Value is  allocated  to the  variable  investment  options  that you  select.  When you enroll in the  Balanced  Investment
Program,  you choose the duration that you wish the program to last.  This  determines the duration of the Guarantee  Period for the
Fixed  Allocation.  Based on the fixed rate for the  Guarantee  Period  chosen,  we calculate the portion of your Account Value that must be allocated to the Fixed  Allocation to grow to a specific  "principal  amount" (such as your initial  Purchase  Payment).  We determine  the amount based on the rates then in effect for the Guarantee  Period you choose.  If you continue the program until the end of the Guarantee  Period and make no withdrawals or transfers,  at the end of the Guarantee  Period,  the Fixed  Allocation will have grown to equal the  "principal  amount".  Withdrawals or transfers  from the Fixed  Allocation  before the end of the Guarantee
Period will  terminate the program and may be subject to a Market Value  Adjustment.  You can transfer the Account Value that is not allocated to the Fixed  Allocation  between any of the Sub-accounts  available under the Annuity.  Account Value you allocate to the variable  investment  options is subject to market  fluctuations  and may  increase or decrease in value.  We do not deduct a charge for participating in the Balanced Investment Program.

         Example
         Assume  you invest  $100,000.  You  choose a 10-year  program  and  allocate  a portion  of your  Account  Value to a Fixed
         Allocation  with a 10-year  Guarantee  Period.  The rate for the  10-year  Guarantee  Period is 5.33%*.  Based on the fixed interest rate for the Guarantee  Period chosen,  the factor is 0.594948 for determining how much of your Account Value will be  allocated  to the Fixed  Allocation.  That  means  that  $59,495  will be  allocated  to the Fixed  Allocation  and the remaining  Account Value  ($41,505)  will be allocated to the variable  investment  options.  Assuming that you do not make any  withdrawals  from the Fixed  Allocation,  it will grow to $100,000 at the end of the  Guarantee  Period.  Of course we cannot predict the value of the remaining Account Value that was allocated to the variable investment options.

*        The rate in this example is hypothetical and may not reflect the current rate for Guarantee Periods of this duration.

Guaranteed Return Option (GRO)SM
We also offer a seven-year  program  where we monitor your Account Value daily and  systematically  transfer  amounts  between Fixed
Allocations and the variable  investment  options you choose.  American Skandia guarantees that at the end of the seventh (7th) year from  commencement  of the program (or any program  restart date),  you will receive no less than your Account Value on the date you elected to  participate  in the program  ("commencement  value").  On the program  maturity date, if your Account Value is below the commencement  value,  American  Skandia will apply additional  amounts to your Annuity so that it is equal to commencement  value or your  Account  Value on the date you elect to restart the program  duration.  Any amounts  added to your  Annuity will be applied to the AST Money Market Sub-account,  unless you provide us with alternative  instructions.  We will notify you of any amounts added to your Annuity  under the program.  We do not consider  amounts  added to your Annuity to be  "investment  in the contract" for income tax purposes.

Account Value is only  transferred  to and  maintained in Fixed  Allocations  to the extent we, in our sole  discretion,  deem it is
                 ----
necessary to support our  guarantee  under the program.  This differs  from the Balanced  Investment  Program  where a set amount is allocated to a Fixed Allocation  regardless of the performance of the underlying  Sub-accounts.  With the Guaranteed  Return Option, your  Annuity  is able to  participate  in the  upside  potential  of the  Sub-accounts  while  only  transferring  amounts to Fixed
Allocations  to  protect  against  significant  market  downturns.   NOTE:  If  a  significant  amount  of  your  Account  Value  is systematically  transferred to Fixed  Allocations  during prolonged  market declines,  less of your Account Value may be immediately available to participate in the upside potential of the Sub-accounts if there is a subsequent market recovery.

Each business day we monitor the  performance of your Account Value to determine  whether it is greater than,  equal to or below our
"reallocation  trigger",  described  below.  Based on the  performance  of the  Sub-accounts  in which you choose to  allocate  your
Account  Value  relative  to the  reallocation  trigger,  we may  transfer  some or all of  your  Account  Value  to or from a Fixed
Allocation.  You have  complete  discretion  over the  allocation  of your  Account  Value that  remains  allocated  in the variable investment options.  However, we reserve the right to restrict certain Portfolios if you participate in the program.

|X|      Account  Value  greater than or equal to  reallocation  trigger:  Your Account  Value in the  variable  investment  options remains allocated according to your most recent  instructions.  If a portion of Account Value was previously allocated to a Fixed  Allocation,  those amounts may be transferred  from the Fixed  Allocation and re-allocated to the variable investment options pro-rata according to your current allocations.  A Market Value Adjustment will apply.

|X|      Account  Value  below  reallocation  trigger:  A portion  of your  Account  Value in the  variable  investment  options  is transferred  to a new  Fixed  Allocation.  These  amounts  are  transferred  on a  pro-rata  basis  from the  variable investment  options.  The new Fixed  Allocation  will have a Guarantee  Period equal to the remaining  duration in the
              Guaranteed  Return  Option.  The Account  Value  applied to the new Fixed  Allocation  will be credited with the fixed interest rate then being  applied to a new Fixed  Allocation  of the next higher  yearly  duration.  The Account Value will remain invested in the Fixed Allocation  until the maturity date of the program unless,  at an earlier date, your
              Account  Value is at or above the  reallocation  trigger and amounts can be  transferred  to the  variable  investment options (as described above) while maintaining the guarantee protection under the program.

American  Skandia uses an allocation  mechanism  based on  assumptions  of expected and maximum  market  volatility to determine the reallocation  trigger.  The allocation  mechanism is used to determine the allocation of Account Value between Fixed Allocations and the Sub-accounts you choose.  American  Skandia reserves the right to change the allocation  mechanism and the reallocation  trigger at its discretion,  subject to regulatory  approval where required.  Any change to the allocation  mechanism and/or the reallocation trigger will only apply to programs that begin after the change is effective.

Program Termination
The Guaranteed  Return Option will  terminate on its maturity  date. You can elect to participate in a new Guaranteed  Return Option or re-allocate  your Account Value at that time.  Upon  termination,  any Account Value allocated to the Fixed  Allocations  will be transferred to the AST Money Market Sub-account, unless you provide us with alternative instructions.

Special Considerations under the Guaranteed Return Option
This program is subject to certain rules and restrictions, including, but not limited to the following:
|X|      You may  terminate  the  Guaranteed  Return  Option at any time.  American  Skandia  does not provide any  guarantees  upon termination of the program.
|X|      Withdrawals  from your  Annuity  while the  program is in effect  will reduce the  guaranteed  amount  under the program in proportion  to your Account Value at the time of the  withdrawal.  Withdrawals  will be subject to all other  provisions of the
     Annuity, including any Market Value Adjustment that would apply.
|X|      Additional  Purchase  Payments  applied  to the  Annuity  while the  program  is in effect  will only  increase  the amount guaranteed; however, all or a portion of any additional Purchase Payments may be allocated to the Fixed Allocations.
|X|      Annuity Owners cannot transfer Account Value to or from a Fixed  Allocation  while  participating in the program and cannot participate  in any dollar cost  averaging  program  that  transfers  Account  Value from a Fixed  Allocation  to the  variable investment options.
|X|      Transfers from Fixed  Allocations will be subject to the Market Value Adjustment  formula under the Annuity;  however,  the
     0.10%  "cushion"  feature of the  formula  will not apply.  A Market  Value  Adjustment  may be either  positive  or  negative.
     Transfer amounts will be taken from the most recently applied Fixed Allocation.
|X|      Transfers from the Sub-accounts to Fixed Allocations or from Fixed  Allocations to the Sub-accounts  under the program will not count toward the maximum number of free transfers allowable under the Annuity.
|X|      The  Guaranteed  Return  Option  will  terminate:  (a) upon the death of the  Owner or the  Annuitant  (in an entity  owned contract); and (b) as of the date Account Value is applied to begin annuity payments.
|X|      You can elect to restart the seven (7) year  program  duration on any  anniversary  of the Issue Date of the  Annuity.  The
     Account  Value on the date the restart is  effective  will become the new  commencement  value.  You can only elect the program once per Annuity Year.

Charges under the Program
We deduct a charge equal to 0.25% per year to  participate  in the  Guaranteed  Return  Option.  The annual charge is deducted daily against your Account Value  allocated to the  Sub-accounts.  Account Value allocated to Fixed  Allocations  under the program is not subject to the charge.  The charge is deducted to  compensate  American  Skandia for:  (a) the risk that your  Account  Value on the maturity date of the program is less than the amount guaranteed; and (b) administration of the program.

--------------------------------------------------------------------------------------------------------------------------------
     Effective  November 18, 2002,  American  Skandia  changed the manner in which the annual charge for the  Guaranteed  Return
     Option is deducted  to the method  described  above.  The annual  charge for the  Guaranteed  Return  Option for Owners who elected the  benefit  between  May 1, 2001 and  November  15, 2002 is  deducted  annually,  in  arrears,  according  to the prospectus  in effect as of the date the program  was  elected.  Owners who  terminate  and then  re-elect  the  Guaranteed
     Return Option or elect to restart the  Guaranteed  Return Option at any time after November 18, 2002 will be subject to the charge method described above.
--------------------------------------------------------------------------------------------------------------------------------

MAY I AUTHORIZE MY INVESTMENT PROFESSIONAL TO MANAGE MY ACCOUNT?
Yes. You may  authorize  your  investment  professional  to direct the  allocation  of your Account  Value and to request  financial transactions  between  investment  options while you are living,  subject to our rules.  You must contact us immediately if and when you revoke such authority.  We will not be responsible for acting on instructions  from your investment  professional if you fail to inform us that such  person's  authority has been revoked.  We may also  suspend,  cancel or limit these  privileges at any time. We will notify you if we do.

We or an affiliate of ours may provide  administrative  support to  licensed,  registered  investment  professionals  or  investment advisors who you authorize to make financial  transactions on your behalf.  These investment  professionals  may be firms or persons who also are  appointed by us as  authorized  sellers of the  Annuity.  However,  we do not offer advice about how to allocate  your
Account Value under any  circumstance.  Any investment  professionals  you engage to provide advice and/or make transfers for you is not acting on our behalf. We are not responsible for any  recommendations  such investment  professionals make, any market timing or asset allocation programs they choose to follow or any specific transfers they make on your behalf.

We may require  investment  professionals or investment  advisors,  who are authorized by multiple contract owners to make financial transactions,  to enter into an administrative  agreement with American Skandia as a condition of our accepting transactions on your behalf. The  administrative  agreement may impose  limitations on the investment  professional's or investment  advisor's ability to request financial  transactions on your behalf.  These limitations are intended to minimize the detrimental  impact of an investment professional  who is in a position to transfer  large  amounts of money for multiple  clients in a  particular  Portfolio or type of
portfolio  or  to  comply  with  specific   restrictions  or  limitations  imposed  by  a  Portfolio(s)  on  American  Skandia.  The administrative agreement may limit the available investment options,  require advance notice of large transactions,  or impose other trading limitations on your investment  professional.  Your investment  professional will be informed of all such restrictions on an ongoing  basis.  We may also require that your  investment  professional  transmit all financial  transactions  using the electronic trading  functionality  available  through our Internet  website  (www.americanskandia.com).  Limitations that we may impose on your investment  professional  or  investment  advisor  under  the  terms of the  administrative  agreement  do not  apply  to  financial transactions requested by an Owner on their own behalf, except as otherwise described in this Prospectus.

HOW DO THE FIXED INVESTMENT OPTIONS WORK?

We credit the fixed  interest  rate to the Fixed  Allocation  throughout  a set period of time called a  "Guarantee  Period".  Fixed
Allocations  currently are offered with Guarantee Periods from 1 to 10 years. We may make Fixed  Allocations of different  durations available in the future,  including Fixed Allocations offered exclusively for use with certain optional investment  programs.  Fixed
Allocations  may not be  available  in all states and may not always be  available  for all  Guarantee  Periods  depending on market factors and other considerations.

The interest rate credited to a Fixed  Allocation is the rate in effect when the Guarantee  Period begins and does not change during the  Guarantee  Period.  The rates are an  effective  annual rate of  interest.  We  determine  the  interest  rates for the various
Guarantee  Periods.  At the time that we confirm your Fixed  Allocation,  we will advise you of the interest  rate in effect and the date your Fixed  Allocation  matures.  We may change the rates we credit new Fixed  Allocations  at any time. Any change in interest rate does not affect Fixed  Allocations  that were in effect  before the date of the change.  To inquire as to the current rates for
Fixed Allocations, please call 1-800-766-4530.

A Guarantee Period for a Fixed Allocation begins:
|X|      when all or part of a net Purchase Payment is allocated to that particular Guarantee Period;
|X|      upon transfer of any of your Account Value to a Fixed Allocation for that particular Guarantee Period; or
|X|      when you "renew" a Fixed Allocation by electing a new Guarantee Period.

To the extent permitted by law, we may establish  different  interest rates for Fixed  Allocations  offered to a class of Owners who choose to participate in various optional  investment  programs we make available.  This may include,  but is not limited to, Owners who elect to use Fixed  Allocations  under a dollar cost averaging program (see "Do You Offer Dollar Cost Averaging?") or a balanced investment  program (see "Do you offer programs  designed to guarantee a "Return of Premium" at a future date?").  The interest rate credited to Fixed  Allocations  offered to this class of  purchasers  may be different  than those offered to other  purchasers  who choose the same Guarantee  Period but who do not  participate  in an optional  investment  program.  Any such program is at our sole discretion.

HOW DO YOU DETERMINE RATES FOR FIXED ALLOCATIONS?
We do not have a specific  formula for determining the fixed interest rates for Fixed  Allocations.  Generally the interest rates we offer for Fixed  Allocations will reflect the investment  returns available on the types of investments we make to support our fixed rate  guarantees.  These  investment  types may include cash,  debt  securities  guaranteed by the United States  government and its agencies and  instrumentalities,  money market instruments,  corporate debt obligations of different durations,  private placements, asset-backed  obligations  and municipal  bonds. In determining  rates we also consider  factors such as the length of the Guarantee
Period for the Fixed  Allocation,  regulatory  and tax  requirements,  liquidity of the markets for the type of investments we make, commissions,  administrative and investment  expenses,  our insurance risks in relation to the Fixed  Allocations,  general economic trends and competition.  Some of these  considerations  are similar to those we consider in determining the Insurance Charge that we deduct from Account Value allocated to the Sub-accounts.

We will credit interest on a new Fixed  Allocation in an existing  Annuity at a rate not less than the rate we are then crediting to
Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

The  interest  rate we credit  for a Fixed  Allocation  is  subject  to a  minimum.  Please  refer to the  Statement  of  Additional
Information.  In certain states the interest rate may be subject to a minimum under state law or regulation.

HOW DOES THE MARKET VALUE ADJUSTMENT WORK?
If you transfer or withdraw Account Value from a Fixed Allocation  before the end of its Guarantee  Period, we will adjust the value of your investment based on a formula,  called a "Market Value  Adjustment" or "MVA".  The Market Value Adjustment  formula compares the interest  rates  credited for Fixed  Allocations  at the time you  invested,  to interest  rates being  credited when you make a transfer or withdrawal.  The amount of any Market Value  Adjustment can be either positive or negative,  depending on the rates that are currently  being  credited on Fixed  Allocations.  In certain  states the amount of any Market Value  Adjustment  may be limited under state law or  regulation.  If your  Annuity is governed by the laws of that state,  any Market Value  Adjustment  that applies will be subject to our rules for complying with such law or regulation.

MVA Formula
The MVA formula is applied  separately  to each Fixed  Allocation  to  determine  the  Account  Value of the Fixed  Allocation  on a
particular date.  The formula is as follows:

                                                     [(1+I) / (1+J+0.0010)]N/12

                                                               where:

                  I is the fixed  interest rate we guaranteed to credit to the Fixed  Allocation as of its starting date;

                  J is the fixed  interest  rate for your class of  annuities at the time of the  withdrawal  for a new Fixed  Allocation  with a Guarantee  Period  equal to the  remaining  number of years in your original Guarantee Period;

                  N is the number of months remaining in the original Guarantee Period.

If you surrender your Annuity under the right to cancel provision, the MVA formula is [(1 + I)/(1 + J)]N/12.

If the transfer or withdrawal  does not occur on the yearly or monthly  anniversary  of the beginning of the Fixed  Allocation,  the numbers used in 'J' and 'N' will be rounded to the next highest integer.

MVA Examples
The following hypothetical examples show the effect of the MVA in determining Account Value.  Assume the following:
|X|      You allocate $50,000 into a Fixed Allocation with a Guarantee Period of 5 years.
|X|      The interest rate for your Fixed Allocation is 5.0% (I = 5.0%).
|X|      You make no  withdrawals  or transfers  until you decided to withdraw the entire Fixed  Allocation  after exactly three (3)
         years, therefore 24 months remain before the Maturity Date (N = 24).

Example of Positive MVA
Assume that at the time you request the withdrawal,  the fixed interest rate for a new Fixed  Allocation with a Guarantee  Period of
24 months is 3.5% (J = 3.5%).  Based on these assumptions, the MVA would be calculated as follows:

                                  MVA Factor = [(1+I)/(I+J+0.0010)]N/12 = [1.05/1.036]2 = 1.027210
                                                     Interim Value = $57,881.25
                                 Account Value after MVA = Interim Value X MVA Factor = $59,456.20.

Example of Negative MVA
Assume that at the time you request the withdrawal,  the fixed interest rate for a new Fixed  Allocation with a Guarantee  Period of
24 months is 6.0% (J = 6.0%).  Based on these assumptions, the MVA would be calculated as follows:

                                 MVA Factor = [(1+I)/(1+J+0.0010)]N/12 = [1.05/1.061)]2 = 0.979372
                                                     Interim Value = $57,881.25
                                 Account Value after MVA = Interim Value X MVA Factor = $56,687.28.

WHAT HAPPENS WHEN MY GUARANTEE PERIOD MATURES?
The "Maturity  Date" for a Fixed  Allocation is the last day of the Guarantee  Period.  Before the Maturity  Date, you may choose to renew the Fixed  Allocation  for a new  Guarantee  Period of the same or  different  length or you may  transfer all or part of that
Fixed Allocation's  Account Value to another Fixed Allocation or to one or more  Sub-accounts.  We will notify you before the end of the  Guarantee  Period  about the fixed  interest  rates that we are  currently  crediting to all Fixed  Allocations  that are being offered.  The rates  being  credited to Fixed  Allocations  may change  before the  Maturity  Date.  We will not charge a MVA if you choose to renew a Fixed Allocation on its Maturity Date or transfer the Account Value to one or more variable investment options.

If you do not  specify  how you want a Fixed  Allocation  to be  allocated  on its  Maturity  Date,  it will be renewed  for a Fixed
Allocation of the same duration if then available.

ACCESS TO ACCOUNT VALUE

WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?
During the accumulation  period you can access your Account Value through Partial  Withdrawals,  Systematic  Withdrawals,  and where required  for tax  purposes,  Minimum  Distributions.  You can also  surrender  your  Annuity  at any time.  There is no  Contingent
Deferred Sales Charge  applied upon  surrender or partial  withdrawal.  However,  if you surrender  your Annuity,  we may deduct the
Annual  Maintenance  Fee,  any Tax Charge that applies and the charge for any  optional  benefits.  We may also apply a Market Value
Adjustment  to any Fixed  Allocations  being  withdrawn or  surrendered.  Unless you notify us  differently,  withdrawals  are taken pro-rata based on the Account Value in the investment  options at the time we receive your withdrawal  request.  Each of these types of distributions is described more fully below.

ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS?
(For more information, see "Tax Considerations")

During the Accumulation Period
A  distribution  during the  accumulation  period is deemed to come first from any "gain" in your  Annuity and second as a return of your "tax basis",  if any.  Distributions  from your Annuity are generally  subject to ordinary income taxation on the amount of any investment gain unless the distribution  qualifies as a non-taxable  exchange or transfer.  If you take a distribution  prior to the taxpayer's  age 59 1/2, you may be subject to a 10% penalty in addition to ordinary  income taxes on any gain.  You may wish to consult a professional tax advisor for advice before requesting a distribution.

During the Annuitization Period
During the  annuitization  period,  a portion of each annuity payment is taxed as ordinary income at the tax rate you are subject to at the time of the  payment.  The Code and  regulations  have  "exclusionary  rules" that we use to  determine  what portion of each annuity  payment  should be  treated as a return of any tax basis you have in the  Annuity.  Once the tax basis in the  Annuity  has been distributed,  the remaining  annuity payments are taxable as ordinary income.  The tax basis in the Annuity may be based on the tax-basis from a prior contract in the case of a 1035 exchange or other qualifying transfer.

Special Rules for Distributions to Pay Advisory Fees
We treat partial withdrawals to pay advisory fees as taxable distributions unless:
|X|      your Annuity is being used in conjunction  with a "qualified"  retirement plan (plans meeting the  requirements of Sections
     401, 403 or 408 of the Code); and
|X|      in relation to Section 403 or 408 plans,  you and your Advisor provide  acceptable  proof to us, limiting the source of the
     Advisor's compensation to the assets of an applicable qualified retirement plan, and making certain other representations.

CAN I WITHDRAW A PORTION OF MY ANNUITY?
Yes,  you can make a  withdrawal  during the  accumulation  period.  We call this a "Partial  Withdrawal."  The amount  that you may withdraw will equal your Surrender  Value as of the date we process the withdrawal  request.  There is no Contingent  Deferred Sales
Charge applied if you surrender your Annuity or make a partial withdrawal.  After any Partial  Withdrawal,  your Annuity must have a
Surrender  Value of at least $1,000,  or we may treat the Partial  Withdrawal  request as a request to fully surrender your Annuity.
The minimum Partial Withdrawal you may request is $100.

Partial Withdrawals may also be available following annuitization but only if you choose certain annuity payment options.

To request the forms  necessary  to make a withdrawal  from your  Annuity,  call  1-800-766-4530  or visit our  Internet  Website at
www.americanskandia.com.

CAN I MAKE PERIODIC WITHDRAWALS FROM THE ANNUITY DURING THE ACCUMULATION PERIOD?
Yes. We call these "Systematic  Withdrawals." You can receive  Systematic  Withdrawals of earnings only,  principal plus earnings or a flat dollar amount.

Systematic  Withdrawals  can be made  from  Account  Value  allocated  to the  variable  investment  options  or Fixed  Allocations.
Generally,  Systematic  Withdrawals  from Fixed  Allocations  are  limited  to  earnings  accrued  after the  program of  Systematic
Withdrawals  begins, or payments of fixed dollar amounts that do not exceed such earnings.  Systematic  Withdrawals are available on a monthly,  quarterly,  semi-annual  or annual  basis.  The Account  Value of your Annuity must be at least  $20,000  before we will allow you to begin a program of Systematic Withdrawals.

The minimum  amount for each  Systematic  Withdrawal is $100. If any scheduled  Systematic  Withdrawal is for less than $100, we may postpone  the  withdrawal  and add the  expected  amount to the amount  that is to be  withdrawn  on the next  scheduled  Systematic
Withdrawal.

DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTION 72(t) OF THE INTERNAL REVENUE CODE?
Yes. If your Annuity is used as a funding  vehicle for certain  retirement  plans that receive  special tax treatment under Sections
401,  403(b) or 408 of the Code,  Section  72(t) of the Code may provide an exception to the 10% penalty tax on  distributions  made prior to age 59 1/2if you elect to  receive  distributions  as a series of  "substantially  equal  periodic  payments".  To  request a program that complies with Section 72(t), you must provide us with certain  required  information in writing on a form acceptable to
us. We may require  advance  notice to allow us to calculate the amount of 72(t)  withdrawals.  The Surrender  Value of your Annuity must be at least $20,000 before we will allow you to begin a program for  withdrawals  under Section  72(t).  The minimum amount for any such withdrawal is $100.

You may also annuitize  your contract and begin  receiving  payments for the remainder of your life (or life  expectancy) as a means of receiving income payments before age 59 1/2that are not subject to the 10% penalty.

WHAT ARE MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM?
(See "Tax Considerations" for a further discussion of Minimum Distributions.)

Minimum Distributions are a type of Systematic  Withdrawal we allow to meet distribution  requirements under Sections 401, 403(b) or
408 of the Code.  Under the Code,  you may be required to begin  receiving  periodic  amounts from your  Annuity.  In such case,  we will allow you to make Systematic Withdrawals in amounts that satisfy the minimum distribution rules under the Code.

The  amount of the  required  Minimum  Distribution  for your  particular  situation  may  depend  on other  annuities,  savings  or investments.  We will only  calculate  the amount of your  required  Minimum  Distribution  based on the value of your  Annuity.  We require three (3) days advance  written notice to calculate and process the amount of your  payments.  You may elect to have Minimum
Distributions  paid out monthly,  quarterly,  semi-annually  or annually.  The $100 minimum that applies to  Systematic  Withdrawals does not apply to Minimum Distributions.

You may also annuitize  your contract and begin  receiving  payments for the remainder of your life (or life  expectancy) as a means of receiving income payments and satisfying the Minimum Distribution requirements under the Code.

CAN I SURRENDER MY ANNUITY FOR ITS VALUE?
Yes.  During the  accumulation  period you can surrender your Annuity at any time.  Upon  surrender,  you will receive the Surrender
Value.  Upon surrender of your Annuity, you will no longer have any rights under the Annuity.

Under certain annuity payment options, you may be allowed to surrender your Annuity for its then current value.

To  request  the  forms   necessary  to  surrender   your  Annuity,   call   1-800-766-4530   or  visit  our  Internet   Website  at
www.americanskandia.com.

WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?
We currently make annuity options available that provide fixed annuity payments,  variable  payments or adjustable  payments.  Fixed options  provide the same amount with each  payment.  Variable  options  generally  provide a payment which may increase or decrease depending on the investment  performance of the Sub-accounts.  However,  currently,  we also make a variable payment option that has a guarantee  feature.  Adjustable  options  provide a fixed payment that is periodically  adjusted based on current  interest rates.
We do not guarantee to make any annuity  payment  options  available in the future.  For additional  information on annuity  payment options you may request a Statement of Additional Information.

When you purchase an Annuity,  or at a later date,  you may choose an Annuity Date,  an annuity  option and the frequency of annuity payments.  You may change your  choices up to 30 days before the Annuity  Date.  A maximum  Annuity Date may be required by law. Any change to these  options  must be in  writing.  The  Annuity  Date may depend on the  annuity  option you  choose.  Certain  annuity options may not be available depending on the age of the Annuitant.

Certain of these annuity options may be available to  Beneficiaries  who choose to receive the Death Benefit proceeds as a series of payments instead of a lump sum payment.

Option 1
--------
Payments for Life:  Under this option,  income is payable  periodically  until the death of the "key life".  The "key life" (as used in this  section) is the person or persons  upon whose life annuity  payments are based.  No  additional  annuity  payments are made after the death of the key life.  Since no minimum  number of  payments is  guaranteed,  this  option  offers the largest  amount of periodic  payments of the life  contingent  annuity  options.  It is possible  that only one payment will be payable if the death of the key life occurs before the date the second  payment was due, and no other  payments nor death  benefits  would be payable.  This
Option is currently  available on a fixed or variable basis.  Under this option,  you cannot make a partial or full surrender of the annuity.

Option 2
--------
Payments Based on Joint Lives:  Under this option,  income is payable  periodically  during the joint lifetime of two key lives, and thereafter  during the remaining  lifetime of the survivor,  ceasing with the last payment prior to the survivor's death. No minimum number of payments is  guaranteed  under this option.  It is possible  that only one payment will be payable if the death of all the key lives  occurs  before the date the second  payment was due,  and no other  payments  or death  benefits  would be payable.  This
Option is currently  available on a fixed or variable basis.  Under this option,  you cannot make a partial or full surrender of the annuity.

Option 3
--------
Payments for Life with a Certain  Period:  Under this option,  income is payable  until the death of the key life.  However,  if the key life dies before the end of the period selected (5, 10 or 15 years),  the remaining  payments are paid to the Beneficiary  until the end of such period.  This Option is  currently  available on a fixed or variable  basis.  If you elect to receive  payments on a variable basis under this option,  you can request  partial or full surrender of the annuity and receive its then current cash value
(if any) subject to our rules.

Option 4
--------
Fixed Payments for a Certain  Period:  Under this option,  income is payable  periodically  for a specified  number of years. If the payee dies before the end of the specified  number of years,  the remaining  payments are paid to the  Beneficiary  until the end of such period.  Note that under this option,  payments are not based on any assumptions of life  expectancy.  Therefore,  that portion of the  Insurance  Charge  assessed  to cover the risk that key lives  outlive  our  expectations  provides  no  benefit to an Owner selecting this option.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 5
--------
Variable  Payments for Life with a Cash Value:  Under this  option,  benefits  are payable  periodically  until the death of the key life.  Benefits may  increase or decrease  depending  on the  investment  performance  of the  Sub-accounts.  This option has a cash value that also varies with the  investment  performance  of the  Sub-account.  The cash value  provides a "cushion"  from  volatile investment  performance so that negative investment  performance does not automatically  result in a decrease in the annuity payment each month,  and positive  investment  performance does not  automatically  result in an increase in the annuity payment each month.
The cushion generally  "stabilizes"  monthly annuity payments.  Any cash value remaining on the death of the key life is paid to the
Beneficiary  in a lump sum or as periodic  payments.  Under this option,  you can request  partial or full  surrender of the annuity and receive its then current cash value (if any) subject to our rules.

Option 6
--------
Variable  Payments  for Life with a Cash Value and  Guarantee:  Under this  option,  benefits  are payable as described in Option 5;
except that,  while the key life is alive, the annuity payment will not be less than a guaranteed  amount,  which generally is equal
------
to the first annuity  payment.  We charge an additional  amount for this guarantee.  Under this option,  any cash value remaining on the death of the key life is paid to the  Beneficiary  in a lump sum or as periodic  payments.  Under this  option,  you can request partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

We may make additional annuity payment options available in the future.

HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?
If you have not provided us with your Annuity Date or annuity payment option in writing, then:
|X|      the Annuity Date will be the first day of the calendar month following the later of the Annuitant's 85th birthday or the fifth anniversary of our receipt of your request to purchase an Annuity; and
|X|      the annuity payments, where allowed by law, will be calculated on a fixed basis under Option 3, Payments for Life with 10 years certain.

HOW ARE ANNUITY PAYMENTS CALCULATED?

Fixed Annuity Payments (Options 1-4)
If you choose to receive fixed annuity  payments,  you will receive equal  fixed-dollar  payments  throughout the period you select.
The amount of the fixed payment will vary  depending on the annuity  payment  option and payment  frequency  you select.  Generally, the first annuity  payment is determined by  multiplying  the Account  Value,  minus any state premium taxes that may apply,  by the factor  determined  from our table of annuity rates.  The table of annuity rates differs based on the type of annuity chosen and the frequency of payment  selected.  Our rates will not be less than our guaranteed  minimum rates.  These guaranteed  minimum rates are derived from the 1983a Individual  Annuity  Mortality Table with an assumed interest rate of 3% per annum.  Where required by law or regulation,  such annuity  table will have rates that do not differ  according to the gender of the key life.  Otherwise,  the rates will differ according to the gender of the key life.

Variable Annuity Payments
We offer three different  types of variable  annuity payment  options.  The first annuity payment will be calculated  based upon the assumed  investment  return  ("AIR").  You select the AIR before we start to make  annuity  payments.  You will not receive  annuity payments  until you choose an AIR. The remaining  annuity  payments will  fluctuate  based on the  performance  of the  Sub-accounts relative to the AIR, as well as, other  factors  described  below.  The greater the AIR, the greater the first  annuity  payment.  A higher  AIR may result in  smaller  potential  growth in the  annuity  payments.  A lower AIR  results  in a lower  initial  annuity payment.  Within payment options 1-3, if the  Sub-accounts  you choose perform exactly the same as the AIR, then subsequent  annuity payments  will be the same as the  first  annuity  payment.  If the  Sub-accounts  you  choose  perform  better  than the AIR,  then subsequent  annuity  payments will be higher than the first annuity  payment.  If the Sub-accounts you choose perform worse than the
AIR,  then  subsequent  annuity  payments  will be lower  than the  first.  Within  payment  options 5 and 6, the cash value for the
Annuitant  (while alive) and a variable  period of time during which  annuity  payments will be made whether or not the Annuitant is still alive are adjusted based on the performance of the Sub-accounts  relative to the AIR; however,  subsequent annuity payments do not always increase or decrease based on the performance of the Sub-accounts relative to the AIR.

|X|      Variable Payments (Options 1-3)
         -----------------
         We calculate each annuity  payment amount by multiplying  the number of units  scheduled to be redeemed under a schedule of units for each  Sub-account by the Unit Value of each  Sub-account  on the annuity  payment date. We determine the schedule of units  based on your  Account  Value  (minus any  premium  tax that  applies)  at the time you elect to begin  receiving annuity  payments.  The  schedule  of units will vary  based on the  annuity  payment  option  selected,  the length of any certain  period  (if  applicable),  the  Annuitant's  age and  gender  (if  annuity  payments  are due for the  life of the
         Annuitant) and the Unit Value of the  Sub-accounts  you initially  selected on the Issue Date. The calculation is performed for each Sub-account,  and the sum of the Sub-account  calculations  equals the amount of your annuity payment.  Other than to fund annuity  payments,  the number of units allocated to each Sub-account will not change unless you transfer among the
         Sub-accounts or make a withdrawal (if allowed).  You can select one of three AIRs for these options: 3%, 5% or 7%.

|X|      Stabilized Variable Payments (Option 5)
         ----------------------------
         This option provides  guaranteed  payments for life, a cash value for the Annuitant  (while alive) and a variable period of time during which  annuity  payments  will be made whether or not the  Annuitant is still alive.  We calculate  the initial
                                                                                                                             -------
         annuity  payment amount by multiplying  the number of units  scheduled to be redeemed under a schedule of units by the Unit
         Values  determined on the  annuitization  date. The schedule of units is established for each Sub-account you choose on the annuitization date based on the applicable  benchmark rate,  meaning the AIR, and the annuity factors.  The annuity factors reflect our assumptions  regarding the costs we expect to bear in guaranteeing  payments for the lives of the Annuitant and will depend on the benchmark  rate, the annuitant's  attained age and gender (where  permitted).  Unlike variable  payments
         (described  above)  where each  payment  can vary based on  Sub-account  performance,  this  payment  option  cushions  the immediate  impact of  Sub-account  performance  by adjusting the length of the time during which  annuity  payments will be made whether or not the  Annuitant  is alive while  generally  maintaining  a level  annuity  payment  amount.  Sub-account performance that exceeds a benchmark rate will generally  extend this time period,  while  Sub-account  performance that is less than a benchmark  rate will  generally  shorten the period.  If the period  reaches  zero and the  Annuitant  is still alive,  Annuity  Payments  continue,  however,  the annuity payment amount will vary depending on Sub-account  performance, similar to conventional variable payments.  The AIR for this option is 4%.

|X|      Stabilized Variable Payments with a Guaranteed Minimum (Option 6)
         ------------------------------------------------------
         This option provides  guaranteed  payments for life in the same manner as Stabilized  Variable Payments  (described above).
         In addition to the  stabilization  feature,  this option also  guarantees that variable  annuity  payments will not be less than the initial annuity payment amount regardless of Sub-account performance.  The AIR for this option is 3%.

The variable  annuity payment options are described in greater detail in a separate  prospectus which will be provided to you at the time you elect one of the variable annuity payment options.

Adjustable Annuity Payments
We may make an adjustable annuity payment option available.  Adjustable  annuity payments are calculated  similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving  annuity payments,  the annuity payment amount is adjusted upward or downward  depending on the rate we are currently  crediting to annuity  payments.  The  adjustment in the annuity  payment amount does not affect the duration of remaining annuity payments, only the amount of each payment

DEATH BENEFIT

WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?
The Annuity provides a Death Benefit during its  accumulation  period.  If the Annuity is owned by one or more natural persons,  the
Death  Benefit is payable  upon the first  death of an Owner.  If the  Annuity is owned by an entity,  the Death  Benefit is payable upon the Annuitant's  death, if there is no Contingent  Annuitant.  If a Contingent  Annuitant was designated before the Annuitant's death and the  Annuitant  dies,  then the  Contingent  Annuitant  becomes the Annuitant and a Death Benefit will not be paid at that time.  The person upon whose death the Death Benefit is paid is referred to below as the "decedent."

Basic Death Benefit

The Annuity  provides a basic Death Benefit at no additional  charge.  The Insurance  Charge we deduct daily from your Account Value allocated to the  Sub-accounts  is used, in part,  to pay us for the risk we assume in providing  the basic Death Benefit  guarantee under the  Annuity.  The Annuity  also offers two  different  optional  Death  Benefits.  Either  benefit  can be  purchased  for an additional charge. The additional charge is deducted to compensate  American Skandia for providing  increased  insurance  protection under the optional Death  Benefits.  Notwithstanding  the additional  protection  provided  under the optional Death  Benefits,  the additional cost has the impact of reducing the net performance of the investment options.

The basic Death Benefit depends on the decedent's age on the date of death:

         If death occurs before the decedent's age 85:  The Death Benefit is the greater of:

|X|      The sum of all Purchase Payments less the sum of all withdrawals; and
|X|      The sum of your Account Value in the variable investment options and your Interim Value in the Fixed Allocations.

         If death occurs when the decedent is age 85 or older:  The Death Benefit is your Account Value.

OPTIONAL DEATH BENEFITS

Two  optional  Death  Benefits  are offered for  purchase  with your  Annuity to provide an enhanced  level of  protection  for your beneficiaries.

------------------------------------------------------------------------------------------------------------------------------------
Currently,  these  benefits  are only  offered and must be elected at the time that you purchase  your  Annuity.  We may, at a later date,  allow  existing  Annuity Owners to purchase  either of the optional  Death  Benefits  subject to our rules and any changes or restrictions  in the  benefits.  Certain  terms and  conditions  may differ if you  purchase  your  Annuity as part of an  exchange, replacement or transfer, in whole or in part, from any other Annuity we issue.
------------------------------------------------------------------------------------------------------------------------------------

Enhanced Beneficiary Protection Optional Death Benefit
The Enhanced  Beneficiary  Protection  Optional Death Benefit can provide additional amounts to your Beneficiary that may be used to offset  federal and state taxes  payable on any taxable  gains in your  Annuity at the time of your death.  Whether  this benefit is appropriate for you may depend on your particular  circumstances,  including other financial resources that may be available to your
Beneficiary to pay taxes on your Annuity  should you die during the  accumulation  period.  No benefit is payable if death occurs on or after the Annuity Date.

The  Enhanced  Beneficiary  Protection  Optional  Death  Benefit  provides a benefit  that is payable in addition to the basic Death
Benefit.  If the Annuity has one Owner,  the Owner must be age 75 or less at the time the benefit is  purchased.  If the Annuity has joint Owners, the oldest Owner must be age 75 or less.  If the Annuity is owned by an entity, the Annuitant must be age 75 or less.

Calculation of Enhanced Beneficiary Protection Optional Death Benefit
If you purchase the Enhanced Beneficiary Protection Optional Death Benefit, the Death Benefit is calculated as follows:

1.       the basic Death Benefit described above;

     PLUS

2.       40% of your "Growth" under the Annuity, as defined below.

"Growth" means the sum of your Account Value in the variable investment options and your Interim Value in the Fixed Allocations,
 ------
minus the total of all Purchase Payments reduced by the sum of all proportional withdrawals.

"Proportional  withdrawals"  are  determined  by  calculating  the  percentage  of your  Account  Value that each  prior  withdrawal
 -------------------------
represented when withdrawn.

------------------------------------------------------------------------------------------------------------------------------------
The Enhanced  Beneficiary  Protection Optional Death Benefit is subject to a maximum of 100% of all Purchase Payments applied to the
Annuity at least 12 months prior to the death of the decedent that triggers the payment of the Death Benefit.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
The Enhanced  Beneficiary  Protection Optional Death Benefit described above is currently being offered in those jurisdictions where we have received  regulatory  approval.  Certain terms and  conditions may differ between  jurisdictions  once approved.  Please see
Appendix H for a description  of the Enhanced  Beneficiary  Protection  Optional Death Benefit  offered before  November 18, 2002 in those  jurisdictions  where we received  regulatory  approval.  Please  refer to the section  entitled  "Tax  Considerations"  for a discussion of special tax considerations for purchasers of this benefit.

NOTE: You may not elect the Enhanced  Beneficiary  Protection  Optional Death Benefit if you have elected the Plus40TM Optional Life
Insurance Rider.
------------------------------------------------------------------------------------------------------------------------------------

See Appendix C for examples of how the Enhanced Beneficiary Protection Optional Death Benefit is calculated.

Highest Anniversary Value Death Benefit
If the Annuity has one Owner,  the Owner must be age 79 or less at the time Highest  Anniversary  Value  Optional  Death  Benefit is
purchased.  If the Annuity has joint  Owners,  the oldest  Owner must be age 79 or less.  If the Annuity is owned by an entity,  the
Annuitant must be age 79 or less.

Certain of the Portfolios offered as Sub-accounts under the Annuity are not available if you elect the Highest Anniversary Value
Death Benefit.

Key Terms Used with the Highest Anniversary Value Death Benefit

|X|      The Death Benefit Target Date is the contract  anniversary  on or after the 80th birthday of the current Owner,  the oldest
             -------------------------
     of either joint Owner or the Annuitant, if entity owned.

|X|      The Highest Anniversary Value equals the highest of all previous  "Anniversary  Value" less proportional  withdrawals since
             -------------------------
     such anniversary and plus any Purchase Payments since such anniversary.

|X|      The  Anniversary  Value is the Account  Value as of each  anniversary  of the Issue Date of the  Annuity.  The  Anniversary
              ------------------
     Value on the Issue Date is equal to your Purchase Payment.

|X|      Proportional  withdrawals  result in a  reduction  to the  Highest  Anniversary  Value by  reducing  such value in the same
         -------------------------
     proportion as the Account Value was reduced by the  withdrawal as of the date the  withdrawal  occurred.  For example,  if your
     Highest  Anniversary  Value is $125,000 and you  subsequently  withdraw  $10,000 at a time when your Account  Value is equal to
     $100,000 (a 10%  reduction),  when  calculating  the  optional  Death  Benefit we will reduce your  Highest  Anniversary  Value
     ($125,000) by 10% or $12,500.

Calculation of Highest Anniversary Value Death Benefit
The Highest Anniversary Value Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.

         If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greater of:

1.       the basic Death Benefit described above; and
2.       the Highest Anniversary Value as of the Owner's date of death.

         If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

1.       the basic Death Benefit described above; and
2.       the Highest  Anniversary  Value on the Death Benefit Target Date plus the sum of all Purchase  Payments less the sum of all proportional withdrawals since the Death Benefit Target Date.

         The amount  determined by this calculation is increased by any Purchase  Payments  received after the Owner's date of death and decreased by any proportional withdrawals since such date.

------------------------------------------------------------------------------------------------------------------------------------
The Highest  Anniversary  Value Death  Benefit  described  above is currently  being  offered in those  jurisdictions  where we have received regulatory  approval.  Certain terms and conditions may differ between  jurisdictions once approved.  Please see Appendix H for a  description  of the  Guaranteed  Minimum Death  Benefit  offered  before  November 18, 2002 in those  jurisdictions  where we received regulatory approval.
------------------------------------------------------------------------------------------------------------------------------------

See Appendix C for examples of how the Highest Anniversary Death Benefit is calculated.

Annuities with joint Owners
For  Annuities  with Joint  Owners,  the Death  Benefit is  calculated as shown above except that the age of the oldest of the Joint
Owners is used to determine the Death Benefit  Target Date.  NOTE: If you and your spouse own the Annuity  jointly,  we will pay the
Death Benefit to the Beneficiary.  If the sole primary  Beneficiary is the surviving spouse,  then the surviving spouse can elect to assume ownership of the Annuity and continue the contract instead of receiving the Death Benefit.

Annuities owned by entities
For  Annuities  owned by an entity,  the Death  Benefit is calculated as shown above except that the age of the Annuitant is used to determine  the Death  Benefit  Target  Date.  Payment of the Death  Benefit is based on the death of the  Annuitant  (or  Contingent
Annuitant, if applicable).

Can I terminate the optional Death Benefits?  Do the optional Death Benefits terminate under other circumstances?
You can terminate the Enhanced  Beneficiary  Protection  Optional Death Benefit and Highest Anniversary Value Optional Death Benefit
at any time.  Both optional  Death  Benefits will  terminate  automatically  on the Annuity Date. We may also terminate any optional
Death Benefit if necessary to comply with our interpretation of the Code and applicable regulations.

What are the charges for the optional Death Benefits?
We deduct a charge equal to 0.25% per year,  respectively,  if you elect the Highest Anniversary Value Optional Death Benefit or the
Enhanced  Beneficiary  Protection  Optional Death Benefit.  If you elect both optional Death Benefits,  the total charge is equal to
0.50% per year.  We deduct the charge to  compensate  American  Skandia  for  providing  increased  insurance  protection  under the optional Death Benefit.  The additional annual charge is deducted daily against your Account Value allocated to the Sub-accounts.

Please refer to the section entitled "Tax Considerations" for additional considerations in relation to the optional Death Benefit.

PAYMENT OF DEATH BENEFITS

Payment of Death Benefit to Beneficiary
Except in the case of a spousal Beneficiary, in the event of your death, the death benefit must be distributed:
|X|      as a lump sum amount at any time within five (5) years of the date of death; or
|X|      as a series of annuity  payments  not  extending  beyond the life  expectancy  of the  Beneficiary  or over the life of the
         Beneficiary.  Payments under this option must begin within one year of the date of death.

Unless you have made an  election  prior to death  benefit  proceeds  becoming  due, a  Beneficiary  can elect to receive  the Death
Benefit  proceeds as a series of fixed annuity  payments  (annuity  payment options 1-4) or as a series of variable annuity payments
(annuity payment options 1-3 or 5 and 6).  See the section entitled "What Types of Annuity Options are Available."

Spousal Beneficiary - Assumption of Annuity
You may name your  spouse as your  Beneficiary.  If you and your  spouse own the Annuity  jointly,  we assume that the sole  primary
Beneficiary will be the surviving spouse unless you elect an alternative  Beneficiary  designation.  Unless you elect an alternative
Beneficiary  designation,  the spouse  Beneficiary may elect to assume  ownership of the Annuity instead of taking the Death Benefit payment.  Any Death Benefit  (including any optional Death  Benefits)  that would have been payable to the  Beneficiary  will become the new  Account  Value as of the date we receive due proof of death and any  required  proof of a spousal  relationship.  As of the date the  assumption is  effective,  the  surviving  spouse will have all the rights and benefits that would be available  under the
Annuity to a new  purchaser of the same  attained  age.  For purposes of  determining  any future  Death  Benefit for the  surviving spouse,  the new Account Value will be considered as the initial Purchase  Payment.  Any additional  Purchase Payments applied after the date the assumption is effective will be subject to all provisions of the Annuity.

See the section  entitled  "Managing  Your Annuity - Spousal  Contingent  Annuitant"  for a discussion of the treatment of a spousal
Contingent Annuitant in the case of the death of the Annuitant in an entity owned Annuity.

IRA Beneficiary Continuation Option
The Code  provides for  alternative  death benefit  payment  options when an Annuity is used as an IRA,  403(b) or other  "qualified investment" that requires Minimum  Distributions.  Upon the Owner's death under an IRA, 403(b) or other  "qualified  investment",  a
Beneficiary  may generally elect to continue the Annuity and receive  Minimum  Distributions  under the Annuity instead of receiving the death benefit in a single  payment.  The available  payment  options will depend on whether the Owner died on or before the date he or she was required to begin receiving Minimum Distributions under the Code and whether the Beneficiary is the surviving spouse.

|X|      If death  occurs  before the date Minimum  Distributions  must begin under the Code,  the Death  Benefit can be paid out in either a lump  sum,  within  five  years  from the date of death,  or over the life or life  expectancy  of the  designated
         Beneficiary  (as long as payments begin by December 31st of the year following the year of death).  However,  if the spouse is the  Beneficiary,  the Death  Benefit can be paid out over the life or life  expectancy of the spouse with such payments beginning no earlier than December  31st of the year  following the year of death or December 31st of the year in which the deceased would have reached age 70 1/2, which ever is later.

|X|      If death occurs  after the date  Minimum  Distributions  must begin under the Code,  the Death  Benefit must be paid out at least as rapidly as under the method then in effect.

A Beneficiary has the flexibility to take out more each year than required under the Minimum  Distribution  rules.  Until withdrawn, amounts in an IRA,  403(b) or other  "qualified  investment"  continue to be tax deferred.  Amounts  withdrawn each year,  including amounts  that are  required to be  withdrawn  under the Minimum  Distribution  rules,  are subject to tax. You may wish to consult a professional  tax advisor for tax advice as to your  particular  situation.  See the section  entitled "How are  Distributions  From
Qualified Contracts Taxed? - Minimum Distributions after age 70 1/2."

Upon election of this IRA Beneficiary Continuation option:

|X|      the Annuity contract will be continued in the Owner's name, for the benefit of the Beneficiary.
|X|      the Account Value will be equal to any Death Benefit  (including  any optional  Death Benefit) that would have been payable to the Beneficiary if they had taken a lump sum distribution.
|X|      the Beneficiary may request  transfers among  Sub-accounts,  subject to the same limitations and restrictions  that applied to the Owner.  NOTE: The Sub-accounts offered under the IRA Beneficiary Continuation option may be limited.
|X|      no additional Purchase Payments can be applied to the Annuity.
|X|      the basic Death Benefit and any optional Death Benefits elected by the Owner will no longer apply to the Beneficiary.
|X|      the Beneficiary can request a withdrawal of all or a portion of the Account Value at any time.
|X|      upon the death of the  Beneficiary,  any remaining  Account Value will be paid in a lump sum to the person(s)  named by the
              Beneficiary.
|X|      all amounts in the Annuity  must be paid out to the  Beneficiary  according  to the Minimum  Distribution  rules  described above.

Please contact American Skandia for additional  information on the  availability,  restrictions and limitations that will apply to a
Beneficiary under the IRA Beneficiary Continuation option.

Are there any exceptions to these rules for paying the Death Benefit?
Yes,  there are exceptions  that apply no matter how your Death Benefit is calculated.  There are exceptions to the Death Benefit if the  decedent  was not the Owner or  Annuitant  as of the Issue  Date and did not  become  the Owner or  Annuitant  due to the prior
Owner's or  Annuitant's  death.  Any Death Benefit  (including  either  optional Death Benefit) that applies will be suspended for a two-year  period from the date he or she first became Owner or Annuitant.  After the two-year  suspension  period is completed,  the
Death Benefit is the same as if this person had been an Owner or Annuitant on the Issue Date.

When do you determine the Death Benefit?
We  determine  the amount of the Death  Benefit as of the date we receive  "due  proof of  death",  any  instructions  we require to determine  the method of payment and any other  written  representations  we require to  determine  the proper  payment of the Death
Benefit to all  Beneficiaries.  "Due proof of death" may  include a certified  copy of a death  certificate,  a certified  copy of a decree of a court of competent  jurisdiction as to the finding of death or other  satisfactory  proof of death.  Upon our receipt of
"due proof of death" we  automatically  transfer the Death Benefit to the AST Money Market  Sub-account  until we further  determine the universe of eligible  Beneficiaries.  Once the universe of eligible  Beneficiaries has been determined each eligible Beneficiary may allocate his or her eligible share of the Death Benefit to the Sub-accounts according to our rules.

Each  Beneficiary  must make an  election  as to the method  they wish to receive  their  portion  of the Death  Benefit.  Absent an election  of a  Death  Benefit  payment  method,  no  Death  Benefit  can  be  paid  to the  Beneficiary.  We  may  require  written acknowledgment  of all named  Beneficiaries  before we can pay the Death Benefit.  During the period from the date of death until we receive all required paper work, the amount of the Death Benefit may be subject to market fluctuations.

Plus40(TM)OPTIONAL LIFE INSURANCE RIDER

NOTE:  You may not elect the Plus40(TM)Optional Life Insurance Rider if you have elected the Enhanced Beneficiary Protection
Optional Death Benefit.

------------------------------------------------------------------------------------------------------------------------------------
The life insurance  coverage  provided under the Plus40(TM)Optional Life Insurance Rider ("Plus40(TM)rider" or the "Rider") is supported by American  Skandia's  general account and is not subject to, or registered as a security under,  either the Securities Act of 1933 or the Investment  Company Act of 1940.  Information  about the Plus40(TM)rider is included in this  Prospectus to help you understand the Rider and the  relationship  between the Rider and the value of your Annuity.  It is also included  because you can elect to pay for the Rider with taxable  withdrawals  from your Annuity.  The staff of the  Securities  and Exchange  Commission has not reviewed this information.  However,  the information may be subject to certain  generally  applicable  provisions of the Federal  securities laws regarding accuracy and completeness.
------------------------------------------------------------------------------------------------------------------------------------

The Plus40(TM)rider provides an income tax-free life insurance benefit to your  Beneficiary(ies)  equal to 40% of the Account Value of your  Annuity as of the date we receive  due proof of death,  subject to certain  adjustments,  restrictions  and  limitations.  The
Rider may be  especially  useful in  offsetting  federal and state taxes payable on any taxable gains in your Annuity at the time of your death.  The Rider is available in addition to the death  benefit  payable under the Annuity.  Whether the Rider is  appropriate for you  may  depend  on  your  particular  circumstances,  including  other  financial  resources  that  may be  available  to your
Beneficiary(ies)  to pay taxes on the gain in your Annuity  should you die during the  accumulation  period.  No amounts are payable under the Rider if you die on or after the date your  Account  Value is applied to begin  receiving  annuity  payments  or after you surrender the Annuity.  The Rider has no cash value.

Currently,  the Plus40(TM)rider is only offered and must be elected at the time that you purchase  your  Annuity.  We may, at a later date, allow existing Annuity Owners to purchase the Plus40(TM)rider subject to our rules and any changes or restrictions.

Please refer to Appendix G for a more complete description of the Plus40(TM)rider.

VALUING YOUR INVESTMENT

HOW IS MY ACCOUNT VALUE DETERMINED?
During the accumulation  period,  the Annuity has an Account Value. The Account Value is determined  separately for each Sub-account allocation and for each Fixed  Allocation.  The Account Value is the sum of the values of each Sub-account  allocation and the value of each Fixed  Allocation.  When  determining  the  Account  Value on any day other than a Fixed  Allocation's  Maturity  Date,  the
Account Value may include any Market Value  Adjustment that would apply to a Fixed  Allocation (if withdrawn or transferred) on that day.

WHAT IS THE SURRENDER VALUE OF MY ANNUITY?
The Surrender Value of your Annuity is the value  available to you on any day during the  accumulation  period.  The Surrender Value is equal to your Account  Value minus the Annual  Maintenance  Fee and the charge for any optional  benefits.  The  Surrender  Value will also include any Market Value Adjustment that may apply.

HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?
When you  allocate  Account  Value  to a  Sub-account,  you are  purchasing  units  of the  Sub-account.  Each  Sub-account  invests exclusively  in  shares  of an  underlying  Portfolio.  The  value of the  Units  fluctuates  with the  market  fluctuations  of the
Portfolios.  The value of the Units  also  reflects  the daily  accrual  for the  Insurance  Charge and if you  elected  one or more optional  benefits  whose annual  charge is deducted  daily,  the  additional  charge made for such  benefits.  There may be several different  Unit Prices for each  Sub-account  to reflect the Insurance  Charge and the charges for any optional  benefits.  The Unit
Price for the Units you purchase will be based on the total  charges for the benefits  that apply to your  Annuity.  See the section entitled  "What Happens to My Units When There is a Change in Daily  Asset-Based  Charges?"  for a detailed  discussion of how Units are purchased and redeemed to reflect changes in the daily charges that apply to your Annuity.

Each  Valuation  Day, we determine  the price for a Unit of each  Sub-account,  called the "Unit  Price." The Unit Price is used for determining  the value of  transactions  involving  Units of the  Sub-accounts.  We  determine  the number of Units  involved in any transaction by dividing the dollar value of the transaction by the Unit Price of the Sub-account as of the Valuation Day.

Example
Assume you allocate  $5,000 to a Sub-account.  On the Valuation Day you make the allocation,  the Unit Price is $14.83.  Your $5,000 buys  337.154  Units of the  Sub-account.  Assume  that  later,  you wish to  transfer  $3,000  of your  Account  Value  out of that
Sub-account  and  into  another  Sub-account.  On the  Valuation  Day you  request  the  transfer,  the Unit  Price of the  original
Sub-account  has  increased to $16.79.  To transfer  $3,000,  we sell 178.677  Units at the current Unit Price,  leaving you 158.477
Units.  We then buy $3,000 of Units of the new  Sub-account  at the Unit Price of $17.83.  You would then have 168.255  Units of the new Sub-account.

HOW DO YOU VALUE FIXED ALLOCATIONS?
During the Guarantee  Period,  we use the concept of an Interim  Value.  The Interim Value can be calculated on any day and is equal to the initial value allocated to a Fixed  Allocation plus all interest  credited to a Fixed  Allocation as of the date  calculated.
The Interim  Value does not include the impact of any Market  Value  Adjustment.  If you made any  transfers or  withdrawals  from a
Fixed  Allocation,  the Interim Value will reflect the withdrawal of those amounts and any interest credited to those amounts before they were  withdrawn.  To determine  the Account Value of a Fixed  Allocation  on any day other than its Maturity  Date, we multiply the Account Value of the Fixed Allocation times the Market Value Adjustment factor.

WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?
American Skandia is generally open to process  financial  transactions on those days that the New York Stock Exchange (NYSE) is open for  trading.  There  may be  circumstances  where  the NYSE  does not open on a  regularly  scheduled  date or time or closes at an earlier time than scheduled  (normally  4:00 p.m. EST).  Financial  transactions  requested  before the close of the NYSE which meet our requirements will be processed according to the value next determined  following the close of business.  Financial  transactions requested  on a  non-business  day or after the close of the NYSE will be  processed  based on the value next  computed  on the next business  day.  There may be  circumstances  when the  opening or closing  time of the NYSE is  different  than  other  major  stock exchanges,  such as NASDAQ or the  American  Stock  Exchange.  Under such  circumstances,  the closing time of the NYSE will be used when valuing and processing transactions.

There may be circumstances  where the NYSE is open,  however,  due to inclement  weather,  natural  disaster or other  circumstances beyond  our  control,  our  offices  may  be  closed  or  our  business  processing  capabilities  may be  restricted.  Under  those circumstances,  your Account Value may fluctuate  based on changes in the Unit Values,  but you may not be able to transfer  Account
Value, or make a purchase or redemption request.

The NYSE is closed on the following nationally  recognized  holidays:  New Year's Day, Martin Luther King, Jr. Day, Presidents' Day,
Good Friday,  Memorial Day,  Independence  Day,  Labor Day,  Thanksgiving,  and Christmas.  On those dates,  we will not process any financial transactions involving purchase or redemption orders.

American Skandia will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
|X|      trading on the NYSE is restricted;
|X|      an emergency exists making redemption or valuation of securities held in the separate account impractical; or
|X|      the SEC, by order, permits the suspension or postponement for the protection of security holders.

Initial  Purchase  Payments:  We are required to allocate  your initial  Purchase  Payment to the  Sub-accounts  within two (2) days after we receive  all of our  requirements  to issue the  Annuity.  If we do not have all the  required  information  to allow us to issue your  Annuity,  we may retain  the  Purchase  Payment  while we try to reach you or your  representative  to obtain all of our requirements.  If we are unable to obtain all of our  required  information  within  five (5) days,  we are  required  to return the
Purchase  Payment to you at that time,  unless you  specifically  consent to our retaining the Purchase  Payment while we gather the required  information.  Once we obtain the required  information,  we will invest the Purchase  Payment and issue the Annuity within two (2) days.  During any period that we are trying to obtain the required information, your money is not invested.

Additional  Purchase  Payments:  We will apply any  additional  Purchase  Payments on the Valuation Day that we receive the Purchase
Payment with satisfactory allocation instructions.

Scheduled Transactions:  "Scheduled" transactions include transfers under a Dollar Cost Averaging,  rebalancing, or asset allocation program,  Systematic Withdrawals,  Minimum Distributions or annuity payments.  Scheduled transactions are processed and valued as of the date they are scheduled,  unless the scheduled day is not a Valuation Day. In that case, the  transaction  will be processed and valued on Valuation Day prior to the scheduled transaction date.

Unscheduled  Transactions:   "Unscheduled"  transactions  include  any  other  non-scheduled  transfers  and  requests  for  Partial
Withdrawals  or  Surrenders.  Unscheduled  transactions  are  processed and valued as of the Valuation Day we receive the request at our Office and have all of the required information.

Death  Benefits:  Death Benefit claims require our review and evaluation  before  processing.  We price such  transactions as of the date we receive at our Office all supporting documentation we require for such transactions and that are satisfactory to us.

Transactions in Rydex and ProFunds VP Sub-accounts:  Generally,  purchase or redemption orders or transfer requests must be received by us by no later than the close of the NYSE to be processed  on the current  Valuation  Day.  However,  any purchase or  redemption order or transfer  request  involving the Rydex or ProFunds VP  Sub-accounts  must be received by us no later than one hour prior to any announced  closing of the applicable  securities  exchange  (generally,  3:00 p.m.  Eastern time) to be processed on the current
Valuation  Day. The "cut-off"  time for such financial  transactions  involving a Rydex or ProFunds VP Sub-account  will be extended to 1/2hour prior to any announced  closing  (generally,  3:30 p.m. Eastern time) for transactions  submitted  electronically  through
American  Skandia's  Internet  website  (www.americanskandia.com).   You  cannot  request  a  transaction  involving  the  purchase, redemption  or transfer of Units in one of the Rydex or ProFunds VP  Sub-accounts  between the  applicable  "cut-off"  time and 4:00
p.m.  Transactions received after 4:00 p.m. will be treated as received by us on the next Valuation Day.

WHAT HAPPENS TO MY UNITS WHEN THERE IS A CHANGE IN DAILY ASSET-BASED CHARGES?

Termination of Optional  Benefits:  If you terminate the Guaranteed Return Option program or either Optional Death Benefit,  we will no longer  deduct the charge we apply to purchase  the  optional  benefit.  On the date the charge no longer  applies,  your Annuity will become subject to a different daily  asset-based  charge.  We will process a transaction  where your Account Value allocated to the Sub-accounts  will be used to purchase new Units of the Sub-accounts  that reflect the Insurance Charge and any optional benefit or program  still  elected,  but not the charge  for the  optional  benefit  or  program  that you  terminated.  The number of Units attributed  to your Annuity  will be decreased  and the Unit Price of each unit of the  Sub-accounts  in which you invested  will be increased.  The  adjustment in the number of Units and Unit Price will not affect your Account Value.  Beginning on that date,  your
Account  Value  will be  determined  based on the  change in the value of Units  that  reflect  the  Insurance  Charge and any other optional benefits that you have elected.

TAX CONSIDERATIONS

WHAT ARE SOME OF THE FEDERAL TAX CONSIDERATIONS OF THIS ANNUITY?
Following is a brief summary of some of the Federal tax  considerations  relating to this Annuity.  However,  since the tax laws are complex and tax consequences are affected by your individual  circumstances,  this summary of our interpretation of the relevant tax laws is not  intended  to be  fully  comprehensive  nor is it  intended  as tax  advice.  Therefore,  you  may  wish  to  consult  a professional tax advisor for tax advice as to your particular situation.

HOW ARE AMERICAN SKANDIA AND THE SEPARATE ACCOUNTS TAXED?
The Separate  Accounts are taxed as part of American  Skandia.  American Skandia is taxed as a life insurance  company under Part I, subchapter  L of the Code.  No taxes are due on  interest,  dividends  and  short-term  or  long-term  capital  gains  earned by the
Separate Accounts with respect to the Annuities.

IN GENERAL, HOW ARE ANNUITIES TAXED?
Section 72 of the Code governs the taxation of annuities in general.  Taxation of the Annuity will depend in large part on:

1.       whether the Annuity is used by:
|X|      a qualified  pension plan,  profit  sharing plan or other  retirement  arrangement  that is eligible for special  treatment under the Code (for purposes of this discussion, a "Qualified Contract"); or
|X|      an individual or a corporation, trust or partnership (a "Non-qualified Contract"); and

2.       whether the Owner is:
|X|      an individual person or persons; or
|X|      an entity including a corporation, trust or partnership.

Individual  Ownership:  If one or more  individuals own an Annuity,  the Owner of the Annuity is generally not taxed on any increase in the value of the Annuity  until an amount is received (a  "distribution").  This is  commonly  referred to as "tax  deferral".  A distribution  can be in the form of a lump sum payment  including  payment of a Death Benefit,  or in annuity  payments under one of the annuity payment options.  Certain other transactions may qualify as a distribution and be subject to taxation.

Entity  Ownership:  If the Annuity is owned by an entity and is not a Qualified  Contract,  generally  the Owner of the Annuity must currently  include  any  increase in the value of the Annuity  during a tax year in its gross  income.  An  exception  from  current taxation  applies for annuities held by an employer with respect to a terminated  tax-qualified  retirement plan, a trust holding an annuity as an agent for a natural  person,  or by a decedent's  estate by reason of the death of the decedent.  A tax-exempt  entity for Federal tax purposes may not be subject to income tax as a result of this provision.

HOW ARE DISTRIBUTIONS TAXED?
Distributions from an Annuity are taxed as ordinary income and not as capital gains.

Distributions  Before  Annuitization:  Distributions  received before annuity  payments begin are generally  treated as coming first from "income on the contract" and then as a return of the  "investment  in the  contract".  The amount of any  distribution  that is treated  as receipt of  "income  on the  contract"  is  includible  in the  taxpayer's  gross  income and  taxable in the year it is received.  The amount of any  distribution  treated as a return of the  "investment  in the  contract"  is not  includible  in gross income.

|X|      "Income on the  contract" is calculated by  subtracting  the  taxpayer's  "investment  in the contract"  from the aggregate value of all "related contracts" (discussed below).
|X|      "Investment  in the  contract"  is equal to  total  purchase  payments  for all  "related  contracts"  minus  any  previous distributions  or portions of such  distributions  from such  "related  contracts"  that were not  includible  in gross income.
     "Investment  in the  contract"  may be affected by whether an annuity or any  "related  contract"  was  purchased  as part of a tax-free  exchange of life insurance,  endowment,  or annuity  contracts under Section 1035 of the Code. The "investment in the contract" for a Qualified Contract will be considered zero for tax reporting purposes.

Distributions  After  Annuitization:  A portion of each  annuity  payment  received on or after the Annuity  Date will  generally be taxable.  The taxable  portion of each annuity  payment is determined by a formula which  establishes the ratio that the "investment in the contract"  bears to the total value of annuity  payments to be made.  This is called the  "exclusion  ratio." The  investment in the contract is excluded  from gross income.  Any portion of an annuity  payment  received that exceeds the exclusion  ratio will be entirely  includible  in gross  income.  The formula for  determining  the  exclusion  ratio  differs  between fixed and variable annuity  payments.  When annuity  payments  cease  because of the death of the person upon whose life  payments are based and, as of the date of death,  the  amount of  annuity  payments  excluded  from  taxable  income by the  exclusion  ratio  does not exceed the
"investment in the contract," then the remaining  portion of unrecovered  investment may be allowed as a deduction on the decedent's final income tax return.

Penalty Tax on  Distributions:  Generally,  any  distribution  from an annuity  not used in  conjunction  with a Qualified  Contract
(Qualified  Contracts are  discussed  below) is subject to a penalty  equal to 10% of the amount  includible  in gross income.  This penalty does not apply to certain distributions, including:
|X|      Distributions made on or after the taxpayer has attained age 591/2;
|X|      Distributions made on or after the death of the contract owner, or, if the owner is an entity, the death of the annuitant;
|X|      Distributions attributable to the taxpayer's becoming disabled;
|X|      Distributions  which are part of a series of  substantially  equal periodic  payments for the life (or life  expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and the taxpayer's designated beneficiary;
|X|      Distributions of amounts which are treated as "investments in the contract" made prior to August 14, 1982;
|X|      Payments under an immediate annuity as defined in the Code;
|X|      Distributions under a qualified funding asset under Code Section 130(d); or
|X|      Distributions  from an annuity  purchased by an employer on the termination of a qualified pension plan that is held by the employer until the employee separates from service.

Special rules  applicable to "related  contracts":  Contracts  issued by the same insurer to the same contract owner within the same calendar year (other than certain  contracts owned in connection with a tax-qualified  retirement  arrangement) are to be treated as one annuity contract when determining the taxation of distributions  before  annuitization.  We refer to these contracts as "related contracts."  In situations  involving  related  contracts we believe that the values under such  contracts and the investment in the contracts  will be added  together to determine the proper  taxation of a  distribution  from any one contract  described  under the section  "Distributions  before  Annuitization."  Generally,  distributions  will be  treated  as coming  first  from  income on the contract  until all of the  income on all such  related  contracts  is  withdrawn,  and then as a return  of the  investment  in the contract.  There is some uncertainty  regarding the manner in which the Internal  Revenue Service would view related  contracts when one or more  contracts are immediate  annuities or are contracts that have been  annuitized.  The Internal  Revenue  Service has not issued guidance  clarifying this issue as of the date of this Prospectus.  You are  particularly  cautioned to seek advice from your own tax advisor on this matter.

Special  concerns  regarding  "substantially  equal  periodic  payments":  (also  known as  "72(t)" or  "72(q)"  distributions)  Any modification to a program of  distributions  which are part of a series of substantially  equal periodic  payments that occur before the later of the taxpayer  reaching age 59 1/2or five (5) years from the first of such payments will result in the  requirement to pay the 10%  premature  distribution  penalty  that would have been due had the payments  been  treated as subject to the 10%  premature distribution  penalty in the years  received,  plus  interest.  This does not apply when the  modification  is by reason of death or disability.  American Skandia does not currently support a section 72(q) program.

Special concerns regarding immediate  annuities:  The Internal Revenue Service has ruled that the immediate annuity exception to the
10% penalty described above under "Penalty Tax on Distributions" for  "non-qualified"  immediate annuities as defined under the Code may not apply to annuity payments under a contract  recognized as an immediate  annuity under state insurance law obtained  pursuant to an exchange of a contract if: (a) purchase  payments for the exchanged  contract  were  contributed  or deemed to be  contributed more than one year  prior to the  annuity  starting  date  under the  immediate  annuity;  and (b) the  annuity  payments  under the immediate annuity do not meet the requirements of any other exception to the 10% penalty.

Special rules in relation to tax-free  exchanges under Section 1035:  Section 1035 of the Code permits certain tax-free exchanges of a life insurance,  annuity or endowment  contract for an annuity.  If an annuity is purchased  through a tax-free exchange of a life insurance,  annuity or endowment contract that was purchased prior to August 14, 1982, then any distributions  other than as annuity payments will be considered to come:
|X|      First, from the amount of "investment in the contract" made prior to August 14, 1982 and exchanged into the annuity;
|X|      Then,  from any "income on the  contract"  that is  attributable  to the  purchase  payments  made prior to August 14, 1982
       (including income on such original purchase payments after the exchange);
|X|      Then, from any remaining "income on the contract"; and
|X|      Lastly, from the amount of any "investment in the contract" made after August 13, 1982.

Therefore,  to the extent a distribution is equal to or less than the remaining  investment in the contract made prior to August 14,
1982,  such amounts are not included in taxable  income.  Further,  distributions  received  that are  considered  to be a return of investment on the contract from purchase  payments made prior to August 14, 1982, such  distributions are not subject to the 10% tax penalty.  In all other respects,  the general  provisions of the Code apply to distributions from annuities obtained as part of such an exchange.

Partial  surrenders  may be treated in the same way as tax-free  1035  exchanges of entire  contracts,  therefore  avoiding  current taxation  of any gains in the  contract  as well as the 10% IRS tax penalty on pre-age 59 1/2withdrawals.  The IRS has  reserved  the right to treat  transactions it considers abusive as ineligible for this favorable partial 1035 exchange  treatment.  We do not know what transactions may be considered  abusive.  For example,  we do not know how the IRS may view early withdrawals or annuitizations after a  partial  exchange.  As of the  date of this  prospectus,  we will  treat a  partial  surrender  of this  type  involving  a non-qualified  annuity  contract as a "tax-free"  exchange  for future tax  reporting  purposes,  except to the extent that we, as a reporting and withholding agent,  believe that we would be expected to deem the transaction to be abusive.  However,  some insurance companies may not recognize  these partial  surrenders  as tax-free  exchanges and may report them as taxable  distributions  to the extent of any gain  distributed  as well as subjecting the taxable  portion of the  distribution  to the 10% IRS early  distribution penalty.  We  strongly  urge you to  discuss  any  transaction  of this  type  with  your tax  advisor  before  proceeding  with the transaction.

There is no guidance from the Internal Revenue Service as to whether a partial  exchange from a life insurance  contract is eligible for  non-recognition  treatment  under Section 1035 of the Code. We will continue to report a partial  surrender of a life insurance policy as subject to current  taxation to the extent of any gain.  In addition,  please be cautioned  that no specific  guidance has been provided as to the impact of such a transaction  on the remaining  life  insurance  policy,  particularly  as to the subsequent methods  to be used to test for  compliance  under  the Code for both the  definition  of life  insurance  and the  definition  of a modified endowment contract.

Special  Considerations  for  Purchasers of the Enhanced  Beneficiary  Protection  Optional  Death  Benefit:  As of the date of this
Prospectus,  it is our understanding  that the charges related to the optional Death Benefit are not subject to current taxation and we will not  report  them as such.  However,  the IRS could  take the  position  that  these  charges  should be  treated as partial withdrawals  subject to current  taxation to the extent of any gain and, if  applicable,  the 10% tax penalty.  We reserve the right to report charges for the optional Death Benefit as partial  withdrawals if we, as a reporting and withholding  agent,  believe that we would be expected to report them as such.

WHAT TAX CONSIDERATIONS ARE THERE FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED CONTRACTS?
An annuity may be suitable as a funding vehicle for various types of  tax-qualified  retirement  plans.  We have provided  summaries below of the  types of  tax-qualified  retirement  plans  with  which we may  issue an  Annuity.  These  summaries  provide  general information  about the tax rules and are not  intended to be  complete  discussions.  The tax rules  regarding  qualified  plans are complex.  These rules may include limitations on contributions and restrictions on distributions,  including  additional taxation of distributions  and  additional  penalties.  The  terms  and  conditions  of the  tax-qualified  retirement  plan  may  impose  other limitations  and  restrictions  that are in  addition  to the terms of the  Annuity.  The  application  of these  rules  depends  on individual  facts and  circumstances.  Before  purchasing an Annuity for use in a qualified  plan,  you should obtain  competent tax advice,  both as to the tax treatment and  suitability of such an investment.  American  Skandia does not offer all of its annuities to all of these types of tax-qualified retirement plans.

Economic Growth and Tax Relief  Reconciliation  Act (EGTRRA):  Certain states do not conform to the pension  provisions  included in
EGTRRA.  We  recommend  that you consult with your tax advisor to  determine  the status of your state's  statutes as they relate to
EGTRRA and your tax qualified retirement plan.

Corporate  Pension and  Profit-sharing  Plans:  Annuities may be used to fund  employee  benefits of various  corporate  pension and profit-sharing  plans  established by corporate  employers  under Section 401(a) of the Code including  401(k) plans.  Contributions to such plans are not taxable to the employee until  distributions  are made from the retirement plan. The Code imposes  limitations on the amount that may be contributed  and the timing of  distributions.  The tax treatment of  distributions  is subject to special provisions of the Code, and also depends on the design of the specific  retirement plan.  There are also special  requirements as to participation, nondiscrimination, vesting and nonforfeitability of interests.

H.R. 10 Plans:  Annuities  may also be used to fund  benefits of retirement  plans  established  by  self-employed  individuals  for themselves and their  employees.  These are commonly  known as "H.R. 10 Plans" or "Keogh Plans".  These plans are subject to most of the same types of limitations and  requirements as retirement  plans  established by corporations.  However,  the exact  limitations and requirements may differ from those for corporate plans.

Tax Sheltered  Annuities:  Under Section 403(b) of the Code, a tax sheltered annuity ("TSA") is a contract into which  contributions may be  made  by  certain  qualifying  employers  such  as  public  schools  and  certain  charitable,  educational  and  scientific organizations  specified  in Section  501(c)(3)  for the  benefit of their  employees.  Such  contributions  are not  taxable to the employee  until  distributions  are made from the TSA.  The Code  imposes  limits on  contributions,  transfers  and  distributions.
Nondiscrimination requirements also apply.

Section 457 Plans:  Under Section 457 of the Code,  deferred  compensation  plans  established by governmental and certain other tax exempt  employers  for their  employees  may invest in annuity  contracts.  The Code limits  contributions  and  distributions,  and imposes  eligibility  requirements as well.  Contributions  are not taxable to employees until  distributed from the plan.  However, plan assets  remain the  property of the  employer  and are subject to the claims of the  employer's  general  creditors  until such assets are made available to participants or their beneficiaries.

Individual  Retirement  Arrangements  or "IRAs":  Section  408 of the Code allows  eligible  individuals  to maintain an  individual retirement  account  or  individual  retirement  annuity  ("IRA").  IRAs  are  subject  to  limitations  on the  amount  that may be contributed,  the  contributions  that may be deducted from taxable income,  the persons who may be eligible to establish an IRA and the time when  distributions  must commence.  Further,  an Annuity may be established  with "roll-over"  distributions  from certain tax-qualified retirement plans and maintain the tax-deferred status of these amounts.

Roth IRAs:  A form of IRA is also  available  called a "Roth  IRA".  Contributions  to a Roth IRA are not tax  deductible.  However, distributions  from a Roth IRA are free from  Federal  income taxes and are not subject to the 10% penalty tax if five (5) tax years have passed since the first  contribution  was made or any conversion from a traditional  IRA was made and the  distribution is made
                                                                                                       ---
(a) once the taxpayer is age 59 1/2or older,  (b) upon the death or disability of the taxpayer,  or (c) for qualified  first-time home buyer expenses,  subject to certain  limitations.  Distributions  from a Roth IRA that are not "qualified" as described above may be subject to Federal income and penalty taxes.

Purchasers  of IRAs and Roth  IRAs  will  receive a  special  disclosure  document,  which  describes  limitations  on  eligibility, contributions,  transferability  and  distributions.  It also  describes  the  conditions  under which  distributions  from IRAs and qualified  plans  may be  rolled  over or  transferred  into an IRA or  another  qualified  plan,  on a  tax-deferred  basis and the conditions  under which  distributions  from  traditional IRAs may be rolled over to, or the traditional IRA itself may be converted into, a Roth IRA.

SEP IRAs:  Eligible  employers  that meet  specified  criteria may  establish  Simplified  Employee  Pensions or SEP IRAs.  Employer
contributions  that may be made to employee SEP IRAs are larger than the amounts that may be  contributed  to other IRAs, and may be deductible to the employer.

HOW ARE DISTRIBUTIONS FROM QUALIFIED CONTRACTS TAXED?
Distributions  from  Qualified  Contracts are generally  taxed under  Section 72 of the Code.  Under these rules,  a portion of each distribution  may be excludable  from income.  The  excludable  amount is the proportion of a  distribution  representing  after-tax contributions.  Generally,  a 10% penalty tax applies to the taxable portion of a distribution from a Qualified  Contract made prior to age 59 1/2.  However, the 10% penalty tax does not apply when the distribution:
|X|      is part of a properly executed transfer to another IRA or another eligible qualified account;
|X|      is subsequent to the death or  disability  of the taxpayer (for this purpose  disability is as defined in Section  72(m)(7)
         of the Code);
|X|      is part of a series  of  substantially  equal  periodic  payments  to be paid not less  frequently  than  annually  for the taxpayer's life or life expectancy or for the joint lives or life expectancies of the taxpayer and a designated beneficiary;
|X|      is subsequent to a separation from service after the taxpayer attains age 55*;
|X|      does not exceed the employee's allowable deduction in that tax year for medical care;
|X|      is made to an alternate payee pursuant to a qualified domestic relations order*;
|X|      is made pursuant to an IRS levy;
|X|      is made to pay qualified acquisition costs for a first time home purchase (IRA only);
|X|      is made to pay qualified higher education expenses (IRA only); and
|X|      is not more than the cost of your medical insurance (IRA only).

The exceptions above which are followed by an asterisk (*) do not apply to IRAs.  Certain other exceptions may be available.

Minimum  Distributions  after age 70 1/2: A participant's  interest in a Qualified Contract must generally be distributed,  or begin to be distributed, by the "required beginning date".  This is April 1st of the calendar year following the later of:
|X|      the calendar year in which the individual attains age 70 1/2; or
|X|      the calendar  year in which the  individual  retires from service with the employer  sponsoring  the plan.  The  retirement option is not available to IRAs.

The IRS has released Treasury  regulations  containing new Minimum Distribution rules. For Minimum  Distributions  required in 2002, the  individual  may utilize the 2002 Final  Regulations,  the 2001  Proposed  Regulations  or the 1987  Proposed  Regulations.  For
Minimum Distributions  required in 2003 and later,  individuals are required to use the rules under the 2002 Final Regulations.  The
2002 Final  Regulations  contain a  provision  which  could  increase  the  amount of minimum  distributions  required  for  certain individuals.  Under the 2002 Final  Regulations,  individuals are required to include in their annuity  contract value the actuarial value of any other  benefits  that will be  provided  under the  annuity.  We and other  annuity  providers  are  currently  seeking clarification  of this new rule.  You  should  consult  your tax  adviser  to  determine  the  impact  of this rule on your  Minimum
Distributions.

Under the new Minimum  Distribution  rules, a uniform life expectancy table will be utilized by all participants except those with a spouse who is more than ten (10)  years  younger  than the  participant.  In that case,  the new rules  permit  the  participant  to utilize the actual life  expectancies of the participant  and the spouse.  In most cases,  the beneficiary may be changed during the participant's  lifetime with no affect on the Minimum  Distributions.  At death,  the  designated  Beneficiary  may  generally  take
Minimum Distributions over his/her life expectancy or in a lump sum.

If the amount  distributed is less than the minimum  required  distribution for the year, the participant is subject to a 50% tax on the amount that was not properly  distributed.  Because of the many recent changes to the Minimum  Distribution  rules,  we strongly encourage you to consult with your tax advisor for more detailed information.

GENERAL TAX CONSIDERATIONS

Diversification:  Section  817(h) of the Code provides that a variable  annuity  contract,  in order to qualify as an annuity,  must have an "adequately  diversified"  segregated asset account (including  investments in a mutual fund by the segregated asset account of  insurance  companies).  If the  diversification  requirements  under the Code are not met and the  annuity is not  treated as an annuity,  the  taxpayer  will be subject to income tax on the annual gain in the  contract.  The Treasury  Department's  regulations prescribe the  diversification  requirements  for variable  annuity  contracts.  We expect the underlying  mutual fund portfolios to comply with the terms of these regulations.

Transfers Between Investment  Options:  Transfers between investment  options are not subject to taxation.  The Treasury  Department may  promulgate  guidelines  under  which a variable  annuity  will not be treated as an annuity for tax  purposes  if persons  with ownership  rights have excessive  control over the  investments  underlying  such variable  annuity.  Such guidelines may or may not address the number of investment  options or the number of transfers  between  investment  options offered under a variable annuity.
It is not known whether such guidelines,  if in fact promulgated,  would have retroactive  effect. It is also not known what effect, if any, such guidelines may have on transfers  between the investment  options of the Annuity offered  pursuant to this  Prospectus.
We will take any action,  including  modifications to your Annuity or the  Sub-accounts,  required to comply with such guidelines if promulgated.

Federal  Income Tax  Withholding:  Section  3405 of the Code  provides  for  Federal  income  tax  withholding  on the  portion of a distribution  which is  includible  in the gross  income of the  recipient.  Amounts to be  withheld  depend  upon the nature of the distribution.  However,  under most  circumstances  a recipient  may elect not to have income  taxes  withheld or have income  taxes withheld at a different rate by filing a completed election form with us.

Certain  distributions,  known as  eligible  rollover  distributions,  from  Qualified  Contracts,  are  subject  to  automatic  20%
withholding for Federal income taxes. The following  distributions  are not eligible  rollover  distributions and not subject to 20%
withholding:
|X|      any portion of a distribution paid as a Minimum Distribution;
|X|      direct transfers to the trustee of another retirement plan;
|X|      distributions from an individual retirement account or individual retirement annuity;
|X|      distributions  made as  substantially  equal periodic  payments for the life or life  expectancy of the  participant in the retirement plan or the life or life expectancy of such participant and his or her designated beneficiary under such plan;
|X|      distributions  that are part of a series of substantial  periodic  payments pursuant to Section 72(q) or 72(t) of the Code;
     and
|X|      certain other distributions where automatic 20% withholding may not apply.

Loans,  Assignments  and Pledges:  Any amount  received  directly or indirectly  as a loan from, or any  assignment or pledge of any portion of the value of, an annuity  before annuity  payments have begun is treated as a distribution  subject to taxation under the distribution  rules set forth  above.  Any gain in an annuity on or after the  assignment  or pledge of an entire  annuity and while such  assignment  or pledge  remains  in effect is  treated as  "income  on the  contract"  in the year in which it is  earned.  For annuities not issued as Qualified  Contracts,  the cost basis of the annuity is increased by the amount of any  assignment or pledge includible  in gross  income.  The cost basis is not affected by any repayment of any loan for which the annuity is collateral or by payment of any interest thereon.

Gifts:  The gift of an annuity to someone  other than the spouse of the owner (or former  spouse  incident to a divorce) is treated, for income tax purposes, as a distribution.

Estate and Gift Tax  Considerations:  You should obtain  competent tax advice with respect to possible  federal and state estate and gift tax consequences flowing from the ownership and transfer of annuities.

Generation-Skipping  Transfers:  Under the Code  certain  taxes may be due when all or part of an  annuity is  transferred  to, or a death  benefit is paid to, an  individual  two or more  generations  younger than the  contract  holder.  These  generation-skipping transfers  generally  include those subject to federal estate or gift tax rules.  There is an aggregate $1.1 million  exemption from taxes for all such  transfers.  We may be required to determine  whether a  transaction  is a direct skip as defined in the Code and the amount of the  resulting  tax. We will  deduct from your  Annuity or from any  applicable  payment  treated as a direct skip any amount of tax we are required to pay.

Considerations  for Contingent  Annuitants:  There may be adverse tax consequences if a contingent  annuitant  succeeds an annuitant when the Annuity is owned by a trust that is neither tax exempt nor  qualifies  for preferred  treatment  under certain  sections of the Code.  In general,  the Code is designed  to prevent  indefinite  deferral  of tax.  Continuing  the benefit of tax  deferral by naming one or more contingent  annuitants  when the Annuity is owned by a  non-qualified  trust might be deemed an attempt to extend the tax deferral for an indefinite  period.  Therefore,  adverse tax treatment may depend on the terms of the trust, who is named as contingent  annuitant,  as well as the  particular  facts and  circumstances.  You should  consult your tax advisor  before naming a contingent annuitant if you expect to use an Annuity in such a fashion.

GENERAL INFORMATION

HOW WILL I RECEIVE STATEMENTS AND REPORTS?
We send any  statements  and reports  required by applicable  law or  regulation  to you at your last known  address of record.  You should  therefore give us prompt notice of any address change.  We reserve the right, to the extent  permitted by law and subject to your prior  consent,  to provide  any  prospectus,  prospectus  supplements,  confirmations,  statements  and  reports  required  by applicable law or regulation to you through our Internet Website at  http://www.americanskandia.com  or any other electronic  means, including  diskettes or CD ROMs. We send a confirmation  statement to you each time a transaction  is made affecting  Account Value, such as making additional Purchase Payments,  transfers,  exchanges or withdrawals.  We also send quarterly statements detailing the activity affecting your Annuity during the calendar quarter.  We may confirm regularly  scheduled  transactions,  such as the Annual
Maintenance  Fee, in quarterly  statements  instead of  confirming  them  immediately.  You should review the  information  in these statements  carefully.  You may  request  additional  reports.  We  reserve  the right to charge up to $50 for each such  additional report.

Any errors or  corrections  on  transactions  for your  Annuity  must be  reported to us at our Office as soon as possible to assure proper accounting to your Annuity. For transactions that are confirmed  immediately,  we assume all transactions are accurate unless you notify us otherwise  within 30 days from the date you receive the  confirmation.  For  transactions  that are first confirmed on the quarterly  statement,  we assume all transactions are accurate unless you notify us within 30 days from the date you receive the quarterly  statement.  All transactions  confirmed  immediately or by quarterly statement are deemed conclusive after the applicable
30-day  period.  We may also send an annual report and a semi-annual  report  containing  applicable  financial  statements  for the
Separate Account and the Portfolios,  as of December 31 and June 30, respectively,  to Owners or, with your prior consent, make such documents available electronically through our Internet Website or other electronic means.

WHO IS AMERICAN SKANDIA?
American Skandia Life Assurance  Corporation  ("American  Skandia") is a stock life insurance  company domiciled in Connecticut with licenses in all 50 states,  the District of Columbia and Puerto Rico.  American  Skandia is a  wholly-owned  subsidiary  of American
Skandia,  Inc., whose ultimate parent is Skandia  Insurance  Company Ltd., a Swedish company.  American Skandia markets its products to broker-dealers  and financial  planners through an internal field marketing staff. In addition,  American Skandia markets through and in conjunction with financial institutions such as banks that are permitted directly, or through affiliates, to sell annuities.

American Skandia is in the business of issuing variable annuity and variable life insurance  contracts.  American Skandia  currently offers the following  products:  (a) flexible  premium  deferred  annuities and single  premium fixed  deferred  annuities  that are registered  with the SEC;  (b) certain  other fixed  deferred  annuities  that are not  registered  with the SEC; (c) both fixed and variable immediate  adjustable  annuities;  and (d) a single premium variable life insurance policy that is registered with the SEC.
No company  other than  American  Skandia has any legal  responsibility  to pay amounts that it owes under its variable  annuity and variable life insurance contracts.

WHAT ARE SEPARATE ACCOUNTS?
The separate  accounts are where American  Skandia sets aside and invests the assets of some of our annuities.  In the  accumulation period,  assets  supporting  Account Values of the Annuities are held in a separate account  established under the laws of the State of Connecticut.  We are the legal owner of assets in the separate  accounts.  In the payout period,  assets supporting fixed annuity payments  and any  adjustable  annuity  payments we make  available  are held in our general  account.  Assets  supporting  variable annuity  payment  options  may be invested in our  separate  accounts.  Income,  gains and losses  from  assets  allocated  to these separate  accounts are credited to or charged against each such separate account without regard to other income,  gains or losses of
American Skandia or of any other of our separate  accounts.  These assets may only be charged with liabilities  which arise from the
Annuities  issued by American  Skandia.  The amount of our obligation in relation to allocations to the Sub-accounts is based on the investment performance of such Sub-accounts.  However, the obligations themselves are our general corporate obligations.

Separate Account B
During the accumulation  period, the assets supporting  obligations based on allocations to the variable investment options are held in  Sub-accounts  of American  Skandia Life  Assurance  Corporation  Variable  Account B, also referred to as "Separate  Account B".
Separate  Account B was  established by us pursuant to Connecticut  law on November 25, 1987.  Separate  Account B also holds assets of other annuities issued by us with values and benefits that vary according to the investment performance of Separate Account B.

Separate  Account B consists  of  multiple  Sub-accounts.  Each  Sub-account  invests  only in a single  mutual  fund or mutual fund portfolio.  The name of each  Sub-account  generally  corresponds  to the name of the  underlying  Portfolio.  Each  Sub-account  in
Separate  Account B has a different  level of charges  assessed  against such  Sub-accounts.  From  November 16, 1993,  the date the
Annuity was first  available,  until June 30, 1994 the  annualized  expenses  charged  against  the  Sub-accounts  under the Annuity totaled  1.90%.  This included  1.00% as an investment  allocation  services  charge and 0.90% for the  combination of mortality and expense risk, as well as administration  charges (we refer to this as the "Insurance  Charge").  Starting on July 1, 1994, the 1.00%
investment  allocation  services charge was no longer assessed,  so that the total annualized  charges under the Annuity were 0.90%.
As of May 1, 1998 the total  annualized  charges  were  further  reduced to 0.65%.  Separate  Account B is  registered  with the SEC under the  Investment  Company Act of 1940  ("Investment  Company Act") as a unit  investment  trust,  which is a type of investment company.  The SEC does not supervise investment policies, management or practices of Separate Account B.

Prior to November 18, 2002,  Separate Account B was organized as a single separate account with six different  Sub-account  classes, each of which was registered as a distinct unit  investment  trust under the  Investment  Company Act.  Effective  November 18, 2002
each  Sub-account  class of Separate  Account B will be consolidated  into the unit investment trust formerly named American Skandia
Life Assurance  Corporation  Variable  Account B (Class 1  Sub-accounts),  which will  subsequently be renamed American Skandia Life
Assurance  Corporation  Variable  Account B. Each  Sub-account  of Separate  Account B will have multiple Unit Prices to reflect the daily charge  deducted for each  combination of the applicable  Insurance  Charge,  Distribution  Charge (when  applicable)  and the charge for each optional benefit offered under Annuity  contracts  funded through Separate Account B. The  consolidation of Separate
Account B will have no impact on Annuity Owners.

We reserve the right to make  changes to the  Sub-accounts  available  under the Annuity as we determine  appropriate.  We may offer new  Sub-accounts,  eliminate  Sub-accounts,  or combine  Sub-accounts  at our sole  discretion.  We may also close  Sub-accounts to additional  Purchase  Payments on existing Annuity  contracts or close  Sub-accounts  for Annuities  purchased on or after specified dates.  We may also substitute an underlying  mutual fund or portfolio of an underlying  mutual fund for another  underlying  mutual fund or  portfolio  of an  underlying  mutual fund,  subject to our receipt of any  exemptive  relief that we are required to obtain under the Investment Company Act.  We will notify Owners of changes we make to the Sub-accounts available under the Annuity.

Values and benefits based on  allocations to the  Sub-accounts  will vary with the investment  performance of the underlying  mutual funds or fund  portfolios,  as  applicable.  We do not  guarantee  the  investment  results of any  Sub-account.  Your Account Value allocated  to the  Sub-accounts  may increase or  decrease.  You bear the entire  investment  risk.  There is no assurance  that the
Account Value of your Annuity will equal or be greater than the total of the Purchase Payments you make to us.

Separate Account D
During the  accumulation  period,  assets  supporting our obligations  based on Fixed  Allocations are held in American Skandia Life
Assurance  Corporation  Separate  Account D, also  referred to as  "Separate  Account D".  Such  obligations  are based on the fixed interest  rates we credit to Fixed  Allocations  and the terms of the Annuities.  These  obligations do not depend on the investment performance of the assets in Separate Account D.  Separate Account D was established by us pursuant to Connecticut law.

There are no units in Separate  Account D. The Fixed  Allocations  are  guaranteed  by our  general  account.  An Annuity  Owner who allocates a portion of their Account  Value to Separate  Account D does not  participate  in the  investment  gain or loss on assets maintained  in  Separate  Account  D. Such gain or loss  accrues  solely to us. We retain  the risk that the value of the  assets in
Separate  Account D may drop below the reserves and other  liabilities we must maintain.  Should the value of the assets in Separate
Account D drop below the reserve and other  liabilities we must maintain in relation to the annuities  supported by such assets,  we will transfer  assets from our general  account to Separate  Account D to make up the  difference.  We have the right to transfer to our  general  account any assets of Separate  Account D in excess of such  reserves  and other  liabilities.  We maintain  assets in
Separate Account D supporting a number of annuities we offer.

We  currently  employ  investment  managers  to manage the  assets  maintained  in  Separate  Account  D. Each  manager we employ is responsible  for  investment  management  of a different  portion of  Separate  Account D. From time to time  additional  investment managers  may be employed or  investment  managers may cease being  employed.  We are under no  obligation  to employ or continue to employ any investment manager(s) and have sole discretion over the investment managers we retain.

We are not obligated to invest  according to specific  guidelines or strategies  except as may be required by Connecticut  and other state insurance laws.

WHAT IS THE LEGAL STRUCTURE OF THE UNDERLYING FUNDS?
Each underlying  mutual fund is registered as an open-end  management  investment  company under the Investment  Company Act. Shares of the underlying  mutual fund portfolios are sold to separate  accounts of life insurance  companies  offering variable annuity and variable life insurance products.  The shares may also be sold directly to qualified pension and retirement plans.

Voting Rights
We are the legal owner of the shares of the underlying  mutual funds in which the  Sub-accounts  invest.  However,  under SEC rules, you have voting  rights in relation  to Account  Value  maintained  in the  Sub-accounts.  If an  underlying  mutual fund  portfolio requests a vote of  shareholders,  we will vote our shares based on  instructions  received from Owners with Account Value allocated to that  Sub-account.  Owners have the right to vote an amount equal to the number of shares  attributable  to their  contracts.  If we do not receive voting  instructions  in relation to certain  shares,  we will vote those shares in the same manner and proportion as the shares  for which we have  received  instructions.  We will  furnish  those  Owners who have  Account  Value  allocated  to a
Sub-account  whose  underlying  mutual fund portfolio has requested a "proxy" vote with proxy  materials and the necessary  forms to provide us with their voting  instructions.  Generally,  you will be asked to provide instructions for us to vote on matters such as changes in a  fundamental  investment  strategy,  adoption  of a new  investment  advisory  agreement,  or matters  relating  to the structure of the underlying mutual fund that require a vote of shareholders.

American  Skandia  Trust (the  "Trust") has obtained an  exemption  from the  Securities  and Exchange  Commission  that permits its investment adviser,  American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of Trustees of the Trust, to change  sub-advisors  for a Portfolio and to enter into new sub-advisory  agreements,  without  obtaining  shareholder approval of the changes.  This exemption (which is similar to exemptions  granted to other  investment  companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient  supervision  and management of the  sub-advisors by ASISI and the  Trustees.  The Trust is  required,  under the terms of the  exemption,  to  provide  certain  information  to  shareholders following these types of changes.

Material Conflicts
It is possible that  differences  may occur between  companies  that offer shares of an  underlying  mutual fund  portfolio to their respective  separate  accounts  issuing  variable  annuities  and/or  variable life insurance  products.  Differences may also occur surrounding the offering of an underlying  mutual fund portfolio to variable life insurance  policies and variable annuity contracts that we offer.  Under certain  circumstances,  these  differences could be considered  "material  conflicts," in which case we would take  necessary  action to protect  persons with voting rights under our variable  annuity  contracts  and variable  life  insurance policies  against  persons  with  voting  rights  under other  insurance  companies'  variable  insurance  products.  If a "material conflict" were to arise between owners of variable  annuity  contracts and variable life  insurance  policies  issued by us we would take  necessary  action to treat such  persons  equitably  in  resolving  the  conflict.  "Material  conflicts"  could  arise due to differences  in voting  instructions  between  owners of variable  life  insurance  and  variable  annuity  contracts of the same or different companies.  We monitor any potential conflicts that may exist.

Service Fees Payable by Underlying Funds
American  Skandia or our  affiliates  have  entered  into  agreements  with the  investment  adviser or  distributor  of many of the underlying  Portfolios.  Under the terms of these agreements,  American Skandia provides  administrative and support services to the
Portfolios for which a fee is paid that is generally based on a percentage of the average assets  allocated to the Portfolios  under the Annuity.  Any fees payable  will be  consistent  with the services  rendered or the  expected  cost savings  resulting  from the arrangement.  These agreements may be different for each underlying mutual fund whose portfolios are offered as Sub-accounts.

WHO DISTRIBUTES ANNUITIES OFFERED BY AMERICAN SKANDIA?
American Skandia  Marketing,  Incorporated  ("ASM"),  a wholly-owned  subsidiary of American  Skandia,  Inc., is the distributor and principal  underwriter of the securities  offered  through this  prospectus.  ASM acts as the distributor of a number of annuity and life  insurance  products we offer and both American  Skandia Trust and American  Skandia  Advisor  Funds,  Inc., a family of retail mutual  funds.  ASM also acts as an  introducing  broker-dealer  through  which it receives a portion of  brokerage  commissions  in connection  with  purchases  and sales of securities  held by  portfolios of American  Skandia Trust which are offered as underlying investment options under the Annuity.

ASM's principal business address is One Corporate Drive,  Shelton,  Connecticut 06484. ASM is registered as broker-dealer  under the
Securities Exchange Act of 1934 ("Exchange Act") and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The Annuity is offered on a continuous  basis.  ASM enters into  distribution  agreements with  independent  broker-dealers  who are registered  under the Exchange Act and with entities that may offer the Annuity but are exempt from  registration.  Applications for the Annuity are solicited by registered  representatives of those firms. Such  representatives  will also be our appointed insurance agents under state insurance law.  In addition, ASM may offer the Annuity directly to potential purchasers.

Concessions  may be paid based on Account  Value.  The maximum  concession to be paid in connection  with the sale is 0.30% per year of the  Account  Value.  We may also  provide  compensation  for  providing  ongoing  service  to you in  relation  to the  Annuity.
Concessions  and other  compensation  paid in  relation  to the  Annuity  do not  result in any  additional  charge to you or to the
Separate Account.

In addition,  firms may receive  separate  compensation  or  reimbursement  for,  among other things,  training of sales  personnel, marketing or other services they provide to us or our affiliates.  We or ASM may enter into  compensation  arrangements with certain firms.  These  arrangements  will not be offered to all firms and the terms of such  arrangements may differ between firms. Any such compensation  will be paid by us or ASM and will not result in any additional  charge to you. To the extent  permitted by NASD rules and other  applicable laws and  regulations,  ASM may pay or allow other  promotional  incentives or payments in the form of cash or other compensation.

Advertising:  We may  advertise  certain  information  regarding  the  performance  of the  investment  options.  Details  on how we calculate  performance for the  Sub-accounts  are found in the Statement of Additional  Information.  This  information may help you review the performance of the investment  options and provide a basis for comparison with other  annuities.  This information may be less useful when  comparing  the  performance  of the  investment  options with other  savings or  investment  vehicles.  Such other investments  may not  provide  some of the  benefits  of  annuities,  or may not be  designed  for  long-term  investment  purposes.
Additionally  other savings or investment  vehicles may not be receive the  beneficial  tax treatment  given to annuities  under the
Code.

We may advertise the performance of the Portfolios in the form of "Standard" and  "Non-standard"  Total Returns  calculated for each
Sub-account.  "Standard Total Return" figures assume a hypothetical  initial  investment of $1,000 allocated to a Sub-account during the most recent,  one, five and ten year periods (or since the inception  date that the Portfolio has been offered as a Sub-account, if less).  "Standard Total Return" figures assume that the applicable  Insurance Charge and the Annual  Maintenance Fee are deducted and that the Annuity is  surrendered  at the end of the applicable  period,  meaning that any Contingent  Deferred Sales Charge that would apply upon surrender is also deducted.  Since the Annuity does not deduct a Contingent  Deferred Sales Charge upon  surrender, no such charge is deducted when  calculating  Standard Total Returns.  "Non-standard  Total Return"  figures include any performance figures that do not meet the SEC's rules for Standard  Total Returns.  Non-standard  Total Returns are calculated in the same manner as  standardized  returns  except that the figures may not reflect all fees and charges.  Standard and  Non-standard  Total  Returns will not reflect the additional  asset-based  charges that are deducted when you elect any optional  benefits.  The additional  cost associated with any optional  benefits you elected will reduce your performance.  Non-standard  Total Returns must be accompanied by
Standard Total Returns.

Some of the  underlying  Portfolios  existed  prior to the  inception  of these  Sub-accounts.  Performance  quoted  in  advertising regarding  such  Sub-accounts  may indicate  periods during which the  Sub-accounts  have been in existence but prior to the initial offering of the Annuities,  or periods during which the underlying  Portfolios  have been in existence,  but the  Sub-accounts  have not. Such hypothetical  historical  performance is calculated using the same assumptions  employed in calculating actual performance since inception of the  Sub-accounts.  Hypothetical  historical  performance of the underlying  Portfolios prior to the existence of the Sub-accounts may only be presented as Non-standard Total Returns.

We may advertise the  performance  of money  market-type  Sub-accounts  using a measure of the "current and  effective  yield".  The current yield of a money  market-type  Sub-account  is  calculated  based upon the previous  seven-day  period ending on the date of calculation.  The effective yield of a money  market-type  Sub-account  reflects the  reinvestment of net income earned daily on the assets of such a  Sub-account.  The current  and  effective  yields  reflect the  Insurance  Charge and the charge for any  optional benefits (if  applicable)  deducted  against the  Sub-account.  In a low interest  rate  environment,  yields for money  market-type
Sub-accounts,  after  deduction of the Insurance  Charge,  and the charge for any optional  benefits (if applicable) may be negative even though the yield (before  deducting for such charges) is positive.  Current and effective  yield  information  will  fluctuate.
This information may not provide a basis for comparisons with deposits in banks or other  institutions  which pay a fixed yield over a stated period of time, or with investment  companies which do not serve as underlying  mutual funds for variable  annuities and/or do not have additional asset-based charges deducted for the insurance protection provided by the Annuity.

Performance  information on the Sub-accounts is based on past performance only and is not an indication or  representation of future performance.  Performance of the Sub-accounts is not fixed.  Actual  performance  will depend on the type,  quality and, for some of the  Sub-accounts,  the maturities of the investments held by the underlying  mutual funds or portfolios and upon prevailing  market conditions and the response of the underlying  mutual funds to such  conditions.  Actual  performance will also depend on changes in the expenses of the underlying  mutual funds or portfolios.  Such changes are reflected,  in turn, in the Sub-accounts  which invest in such  underlying  mutual  fund or  portfolio.  In  addition,  the total  amount of  asset-based  charges  assessed  against  each
Sub-account will affect performance.

The information we may advertise  regarding the Fixed  Allocations  may include the then current  interest rates we are crediting to new Fixed  Allocations.  Information  on  current  rates  will be as of the date  specified  in such  advertisement.  Rates  will be included in  advertisements  to the extent  permitted by law. Given that the actual rates  applicable to any Fixed Allocation are as of the date of any such Fixed  Allocation's  Guarantee  Period begins,  the rate credited to a Fixed  Allocation may be more or less than those quoted in an advertisement.

Advertisements  we distribute may also compare the  performance of our  Sub-accounts  with: (a) certain  unmanaged  market  indices, including but not limited to the Dow Jones Industrial  Average,  the Standard & Poor's 500, the NASDAQ 100, the Shearson Lehman Bond
Index,  the Frank Russell  non-U.S.  Universal Mean, the Morgan Stanley  Capital  International  Index of Europe,  Asia and Far East
Funds, and the Morgan Stanley Capital  International World Index; and/or (b) other management  investment  companies with investment objectives  similar to the mutual fund or portfolio  underlying the  Sub-accounts  being compared.  This may include the performance ranking assigned by various publications,  including but not limited to the Wall Street Journal,  Forbes,  Fortune, Money, Barron's,
Business Week, USA Today and  statistical  services,  including but not limited to Lipper  Analytical  Services Mutual Funds Survey,
Lipper Annuity and Closed End Survey,  the Variable  Annuity Research Data Survey,  SEI, the Morningstar  Mutual Fund Sourcebook and
the Morningstar Variable Annuity/Life Sourcebook.

American Skandia Life Assurance  Corporation may advertise its rankings and/or ratings by independent  financial  ratings  services.
Such rankings may help you in evaluating  our ability to meet our  obligations in relation to Fixed  Allocations,  pay minimum death benefits,  pay annuity  payments or administer  Annuities.  Such rankings and ratings do not reflect or relate to the performance of
Separate Account B.

AVAILABLE INFORMATION
A Statement of  Additional  Information  is available  from us without  charge upon your  request.  This  Prospectus  is part of the registration  statement we filed with the SEC regarding this offering.  Additional  information on us and this offering is available in those  registration  statements and the exhibits  thereto.  You may obtain copies of these materials at the prescribed rates from the SEC's Public Reference  Section,  450 Fifth Street N.W.,  Washington,  D.C., 20549. You may inspect and copy those  registration statements  and  exhibits  thereto at the SEC's  public  reference  facilities  at the above  address,  Room 1024,  and at the SEC's
Regional Offices,  The Woolworth Building,  233 Broadway,  New York, NY and 175 W. Jackson Boulevard,  Suite 900, Chicago, IL. These
documents,   as  well  as  documents  incorporated  by  reference,   may  also  be  obtained  through  the  SEC's  Internet  Website
(http://www.sec.gov) for this registration statement as well as for other registrants that file electronically with the SEC.

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
To the extent and only to the extent that any statement in a document  incorporated  by reference  into this  Prospectus is modified or  superseded  by a statement in this  Prospectus  or in a  later-filed  document,  such  statement is hereby deemed so modified or superseded and not part of this  Prospectus.  The Annual Report on Form 10-K for the year ended December 31, 2001  previously  filed by the Company with the SEC under the Exchange Act is incorporated by reference in this Prospectus.

We will furnish you without charge a copy of any or all of the documents  incorporated  by reference in this  Prospectus,  including any exhibits to such documents which have been  specifically  incorporated by reference.  We will do so upon receipt of your written or oral request.

HOW TO CONTACT US
You can contact us by:
|X|      calling Skandia's Telephone Automated Response System (STARS) at 1-800-766-4530.
|X|      writing  to us via  regular  mail at  American  Skandia  -  Variable  Annuities,  P.O.  Box 7040,  Bridgeport,  Connecticut
       06601-7040 OR for express mail American  Skandia - Variable  Annuities,  One Corporate  Drive,  Shelton,  Connecticut  06484.
       NOTE: Failure to send mail to the proper address may result in a delay in our receiving and processing your request.
|X|      sending an email to customerservice@skandia.com or visiting our Internet Website at www.americanskandia.com
|X|      accessing information about your Annuity through our Internet Website at www.americanskandia.com

You can obtain account information  through Skandia's  Telephone  Automated Response System (STARS) and at  www.americanskandia.com, our  Internet  Website.  Our  Customer  Service  representatives  are also  available  during  business  hours to  provide  you with information  about your account.  You can request certain  transactions  through our telephone voice response  system,  our Internet
Website  or  through  a  customer  service  representative.  You  can  provide  authorization  for a  third  party,  including  your attorney-in-fact  acting  pursuant to a power of attorney or an  investment  professional,  to access your account  information  and perform certain  transactions on your account.  You will need to complete a form provided by us which identifies those  transactions that you wish to authorize via telephonic  and electronic  means and whether you wish to authorize a third party to perform any such transactions.  We require that you or your  representative  provide proper  identification  before performing  transactions over the telephone  or through our Internet  Website.  This may include a Personal  Identification  Number (PIN) that will be provided to you upon issue of your  Annuity or you may  establish  or change your PIN through  STARS and at  www.americanskandia.com,  our  Internet
Website.  Any third party that you  authorize  to perform  financial  transactions  on your  account will be assigned a PIN for your account.

Transactions  requested  via  telephone are recorded.  To the extent  permitted by law, we will not be  responsible  for any claims, loss,  liability or expense in connection with a transaction  requested by telephone or other  electronic  means if we acted on such transaction  instructions  after following  reasonable  procedures to identify those persons  authorized to perform  transactions on your  Annuity  using  verification  methods  which may  include a request  for your  Social  Security  number,  PIN or other form of electronic  identification.  We may be liable for losses due to  unauthorized  or fraudulent  instructions if we did not follow such procedures.

American Skandia does not guarantee access to telephonic,  facsimile,  Internet or any other electronic  information or that we will be able to accept  transaction  instructions  via such means at all times.  Regular  and/or  express  mail will be the only means by which we will accept  transaction  instructions when telephonic,  facsimile,  Internet or any other electronic means are unavailable or delayed.  American  Skandia  reserves the right to limit,  restrict or  terminate  telephonic,  facsimile,  Internet or any other electronic transaction privileges at any time.

INDEMNIFICATION
Insofar as  indemnification  for  liabilities  arising under the Securities Act of 1933 (the  "Securities  Act") may be permitted to directors,  officers or persons  controlling the registrant pursuant to the foregoing  provisions,  the registrant has been informed that in the opinion of the SEC such  indemnification  is against  public policy as expressed in the  Securities Act and is therefore unenforceable.

LEGAL PROCEEDINGS
As of the date of this  Prospectus,  American  Skandia and its affiliates are not involved in any legal  proceedings  outside of the ordinary course of business.  American  Skandia and its affiliates are involved in pending and threatened  legal  proceedings in the normal course of its business,  however,  we do not anticipate that the outcome of any such legal  proceedings  will have a material adverse  affect on the  Separate  Account,  or American  Skandia's  ability to meet its  obligations  under the  Annuity,  or on the distribution of the Annuity.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
The following are the contents of the Statement of Additional Information:

General Information about American Skandia
|X|      American Skandia Life Assurance Corporation
|X|      American Skandia Life Assurance Corporation Variable Account B
|X|      American Skandia Life Assurance Corporation Separate Account D

Principal Underwriter/Distributor - American Skandia Marketing, Incorporated

How Performance Data is Calculated
|X|      Current and Effective Yield
|X|      Total Return

How the Unit Price is Determined

Additional Information on Fixed Allocations
|X|      How We Calculate the Market Value Adjustment

General Information
|X|      Voting Rights
|X|      Modification
|X|      Deferral of Transactions
|X|      Misstatement of Age or Sex
|X|      Ending the Offer

Annuitization

Independent Auditors

Legal Experts

Financial Statements
|X|      Appendix A - American Skandia Life Assurance Corporation Variable Account B

                                     APPENDIX A - FINANCIAL INFORMATION ABOUT AMERICAN SKANDIA

SELECTED FINANCIAL DATA

The following table summarizes information with respect to the operations of the Company:

(table in thousands)                                         For the Year Ended December 31,
                                              2001          2000           1999          1998          1997
                                              ----          ----           ----          ----          ----
STATEMENT OF OPERATIONS DATA
Revenues:
Annuity and life insurance charges and fee$*   378,693  $    424,578   $    289,989  $    186,211  $    121,158
Fee income                                     111,196       130,610         83,243        50,839        27,593
Net investment income                           20,126        11,656         10,441        11,130         8,181
Premium income and other revenues                3,368         4,778          3,688         1,360         1,082
                                          ------------  ------------   ------------  ------------  ------------

Total revenues                            $    513,383  $    571,622   $    387,361  $    249,540  $    158,014
                                          ============  ============   ============  ============  ============

Benefits and Expenses:
Annuity and life insurance benefits       $      1,955  $        751   $        612  $        558  $      2,033
Change in annuity and life insurance
     policy reserves                           (39,898)       45,018          3,078         1,053            37
Cost of minimum death benefit                        -             -          2,945         5,144         4,545
reinsurance
Return credited to contractowners               16,833         9,046         (1,639)       (8,930)       (2,018)
Underwriting, acquisition and other
     insurance expenses                        420,802       335,213        206,350       167,790        90,496
Interest expense                                73,424        85,998         69,502        41,004        24,895
                                          ------------  ------------   ------------  ------------  ------------

Total benefits and expenses               $    473,116  $    476,026   $    280,848  $    206,619  $    119,988
                                          ============  ============   ============  ============  ============

Income tax expense                        $      7,168  $     30,779   $     30,344  $      8,154  $     10,478
                                          ============  ============   ============  ============  ============

Net income                                $     33,099  $     64,817   $     76,169  $     34,767  $     27,548
                                          ============  ============   ============  ============  ============

STATEMENT OF FINANCIAL CONDITION DATA
Total Assets                              $ 28,036,860  $ 31,702,705   $ 30,881,579  $ 18,848,273  $ 12,894,290
                                          ============  ============   ============  ============  ============

Future fees payable to parent             $    797,055  $    934,410   $    576,034  $    368,978  $    233,034
                                          ============  ============   ============  ============  ============

Surplus Notes                             $    144,000  $    159,000   $    179,000  $    193,000  $    213,000
                                          ============  ============   ============  ============  ============

Shareholder's Equity                      $    577,668  $    496,911   $    359,434  $    250,417  $    184,421
                                          ============  ============   ============  ============  ============

*        On annuity and life insurance sales of $3,834,167,  $8,216,167,  $6,862,968,  $4,159,662, and $3,697,990,  during the years ended December 31, 2001, 2000, 1999, 1998 and 1997,  respectively,  with contractowner  assets under management of $26,017,847,
     $29,751,822, $29,396,693, $17,854,761, and $12,119,191, as of December 31, 2001, 2000, 1999, 1998, and 1997, respectively.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

Management's  Discussion  and Analysis of Financial  Condition  and Results of  Operations  should be read in  conjunction  with the consolidated financial statements and the notes thereto and Item 6, Selected Financial Data.

Results of Operations
---------------------

Annuity and life  insurance  sales  decreased 53% in 2001 to  $3,834,167,000  as compared to a 20% increase in 2000. The decrease in sales in 2001 was consistent with the general decline in sales  throughout the variable annuity  industry,  attributed in large part to the decline in the equity  markets.  The sales  growth in 2000 was driven by  significant  sales  volume in the first  quarter of
2000 due to the strong  equity  market  performance.  However,  the decline in the equity  markets  during the remainder of the year negatively  impacted sales as the first quarter level of sales was not  sustained.  The Company has announced its intention to focus on the growth of its core variable  annuity  business,  with a continuing  focus on  increasing  sales  through  innovative  product development  activities,  the expansion of its wholesaling force through  recruitment and retention of top producers,  and providing consistently good customer service.

Average assets under management totaled  $27,020,489,000 in 2001,  $31,413,809,000 in 2000 and $21,984,759,000 in 1999, representing a decrease of 14% in 2001 and an increase of 46% in 2000.  As a result of the  decrease  in sales  volume and average  assets  under management,  annuity and life  insurance  charges and fees  decreased  11% in 2001,  as compared to an increase of 46% in 2000.  Fee income generated from transfer agency-type and investment support activities decreased 15% in 2001 and increased 57% in 2000.

Net  investment  income  increased 73% in 2001 compared to 2000 and increased 12% in 2000 compared to 1999. The increase in 2001 was primarily  due to a higher level of fixed  maturity  investments  in support of the Company's  risk-based  capital  objectives.  The increase  in 2000 was  primarily  due to the  higher  level  of  fixed  maturity  investments  partially  offset  by  $6,939,000  of amortization of premiums paid on derivative  instruments.  Excluding the derivative  amortization,  net investment  income increased
62% in 2000 as a result of increased fixed maturity investments in support of the Company's risk-based capital objectives.

Premium income represents  premiums earned on the sale of ancillary  contracts such as immediate  annuities with life contingencies, supplementary  contracts  with life  contingencies  and certain life  insurance  products.  Sales of these products will increase or decrease over time  depending on the payout  elections of the  policyholders.  Management  expects  supplementary  contracts to grow over time with the maturing of the core business lines.

Net  realized  investment  gains  totaled  $928,000 in 2001,  compared  to losses of  $688,000  in 2000.  The gross gain in 2001 was partially  offset by losses on securities in the fixed maturity  portfolio.  The most  significant  loss was  $2,636,000  related to
Enron  securities.  In addition net realized  losses were  incurred due to  redemption's  of mutual fund  holdings in support of the
Company's  non-qualified  deferred  compensation program. The change from 1999 to 2000 was primarily due to realized losses on sales of securities in the fixed  maturity  portfolio.  These losses were  partially  offset by realized  gains on sales of fixed maturity investments and mutual funds.

The change in annuity policy  reserves  includes  changes in reserves  related to annuity  contracts with mortality risks as well as the company's  guaranteed minimum death benefit ("GMDB")  liability.  The GMDB reserve decreased  $43,984,000 in 2001, as the result of an update of certain  reserve  assumptions  during 2001 to reflect more realistic  expectations  as to risks inherent in the GMDB liability.  These changes  reduced the GMDB liability  significantly.  Previous  assumptions  had been based on statutory  valuation principles as an  approximation  for  accounting  principles  generally  accepted in the United States ("U.S.  GAAP").  In addition, future  mortality  rates have been lowered to reflect  favorable past  experience.  This decrease in 2001 compares to an increase in
GMDB reserves of $44,186,000 in 2000.

Certain assumptions were also updated in the calculation of the deferred acquisition cost asset,  however,  offsetting the resulting increase in earnings and equity as a result of changes in the GMDB  liability.  The  amortization  of such costs are  determined  in large part by changes in the  expectations  of future  gross  profits of the  variable  annuity  business.  In 2001,  the decline in equity  markets  resulted in a  significantly  lower estimate of future gross profits,  thereby  increasing the expenses  recognized through amortization.

In 1999,  the Company began to develop a program  utilizing  equity put options to manage the risks  embedded in the GMDB in annuity contracts that would result from significant  declines in the equity markets.  Prior to the  implementation  of the hedge strategies utilizing equity put options,  the Company had reinsured  substantially  all of its exposure on the GMDB liability.  The reinsurance was terminated during the second quarter of 1999 as the reinsurer exited this market.

Return  credited to  contractowners  consists of revenues on the variable  and market value  adjusted  annuities  and variable  life insurance,  offset by the benefit  payments  and changes in  reserves  required on this  business.  Market  value  adjusted  annuity activity  has the  largest  impact on this  benefit.  In 2001 and 2000,  the  Separate  Account  investment  returns  on the  assets supporting  market value adjusted  annuities were less than the expected returns as calculated in the reserves,  contributing to the significant  increase in the return credited to  contractholders  benefit.  In addition,  this benefit  increased as a result of the amortization of unearned  Performance  Advantage target value credits,  which increased  $12,814,581 in 2001 over 2000 due primarily to increased  sales of products  containing  this feature.  Other  significant  contributors to the change from 2000 to 2001 include guaranteed minimum death benefit payments on variable  annuities,  which were driven up due to the market declines in 2001, totaling
$2,569,000  net of gains on equity put  options as well as  increased  costs  associated  with  processing  of  backdated  financial transactions.

Underwriting, acquisition and other insurance expenses for 2001, 2000 and 1999 were as follows:

                 (table in thousands)                        2001               2000              1999
                                                             ----               ----              ----
Commissions and purchase credits                           $ 238,847         $ 393,494      $     358,279
General operating expenses                                   167,044           252,206            214,269
Acquisition costs deferred during the year                  (209,136)         (495,103)          (450,059)
Acquisition costs amortized during the year                  224,047           184,616             83,861
                                                           ---------         ---------          ---------
Net amortization of deferred acquisition costs                14,911          (310,487)          (366,198)
                                                           ---------         ----------         ----------
Underwriting, acquisition and other insurance
     expenses                                              $ 420,802         $ 335,213          $ 206,350
                                                           =========         =========          =========

Underwriting,  acquisition  and other  insurance  expenses  increased  26% and 62% in 2001 and 2000,  respectively.  Lower sales and asset levels in 2001 led to a 39% decease in  commissions  and purchase  credits.  Partially  offsetting  this decline,  the company launched a  commission  promotion  program  during  2001,  which  increased  commissions  as a  percentage  of new sales.  Increased commissions and purchase credits reflect the increase in sales in both 2000 and 1999.

General  operating  expenses  decreased 34% from 2000 as a result of lower sales-based  compensation and expense reduction  programs implemented  in 2001 (see Note 18 to the  consolidated  financial  statements).  In addition,  variable  compensation  and long-term incentive plan expense have  decreased due to the slowdown in sales and decline in equity  markets.  Significant  investments in new product development and Internet-based technology contributed to general operating expense increases in both 2001 and 2000.

The company  updated  certain  assumptions in the calculation of expected gross profits used to develop  deferred  acquisition  cost amortization  rates to reflect more recent  experience and current equity market  conditions.  As a result of this the  amortization of such costs increased significantly over the year 2000.

The  amortization of acquisition  costs increased  substantially  in 2000 compared to 1999 as the associated costs from record sales in late 1999 and early 2000 were recognized in accordance with profit and expense recognition models under U.S. GAAP.

Interest  expense  decreased  $12,574,000  in 2001 as a result of the reduction in borrowing and increased  $16,496,000 in 2000 as a result of additional  securitized  financing  transactions,  which consist of the transfer of rights to receive  future fees to ASI,
which  fees   collateralize   notes  issued  in  private   placements  by  ASI  through  special  purpose  trusts   ("securitization
transactions").  In  addition,  the Company paid down surplus  notes on December 3, 2001 and  December 10, 2000 of  $15,000,000  and
$20,000,000  respectively.  Surplus  notes  outstanding  as of December 31, 2001 and 2000  totaled  $144,000,000  and  $159,000,000, respectively.

The  effective  income tax rates for the years ended  December 31,  2001,  2000 and 1999 were 18%,  32% and 28%,  respectively.  The effective  rate is lower than the  corporate  rate of 35% due to permanent  differences,  with the most  significant  item being the dividend  received  deduction.  Management  believes that,  based on the taxable income  produced in the past two years,  as well as continued  growth in annuity sales, the Company will produce  sufficient  taxable income in future years to realize its deferred tax assets.

The Company  generated net income after tax of  $33,099,000,  $64,817,000  and  $76,169,000  in 2001,  2000 and 1999,  respectively.
Equity market  volatility  during 2001 directly  impacted  revenues,  sales and ultimately  expenses for the company.  Revenues were lower than expected due to the  significant  drop in sales year over year, as well as the negative  performance  of the mutual funds underlying  annuity and  insurance  contracts.  Benefits  were higher than  expected  due to the death  claims paid in excess of the account values of the specific  contracts due to GMDB  provisions in such  contracts.  Expenses were  relatively  higher compared to sales and assets than in prior  periods.  Expense  reduction  programs  were  implemented  during the year to better match  expenses incurred  with sales  activity and  management  of the book of business.  Revenue  increases in 2000 were more than offset by higher benefits and expenses driven primarily from the increase in the reserve  requirement  related to the GMDB as a result of the decline in the equity markets.  Investments in new product development and technology also contributed to the increase in expenses.

The Company  considers  Mexico an emerging market and has invested in the Skandia Vida operations with the expectation of generating profits from long-term  savings products in future years. As such,  Skandia Vida has generated net losses of $2,619,000,  $2,540,000 and $2,523,000 for the years ended December 31, 2001, 2000 and 1999, respectively.

Total assets declined 12% in 2001 as a direct result of the decrease in separate  account assets.  Separate  account assets declined consistent with the drop in the equity market, offset in part by new net sales activity.

Liabilities  declined 12% in 2001 as a result of several  factors.  Reserves and Separate  Account  liabilities  required to support the annuity and life insurance  business declined  consistent with market valuing of the underlying assets as well as the changes in the GMDB reserve.  Payable to affiliate  increased due to borrowing from ASI to support  temporary  operating cash needs.  Reduction in Future Fees Payable to ASI declined,  consistent with the  securitization  transaction cash flow realized on the designated block of contracts.

Significant Accounting Policies
-------------------------------

For information on the Company's significant  accounting policies,  see Notes to Consolidated  Financial  Statements.  Specifically,
for Deferred  Acquisition  Costs,  see Note 21, for Separate  Accounts,  see Note 20 and for the Company's  employee  profit sharing programs, see Note 13.

Liquidity and Capital Resources
-------------------------------

The Company's liquidity requirement was met by cash from insurance operations, investment activities and borrowings from ASI.

In 2001, the Company had net positive  operating  cash flow as a result of increased cash from insurance  operations and a decreased acquisition  cost cash flow strain due to the  reduction in sales  activity.  In 2000,  the majority of the  operating  cash outflow resulted from the sale of variable  annuity and variable life products that carry a contingent  deferred sales charge.  This type of product  causes a temporary  cash strain in that 100% of the  proceeds  are  invested in separate  accounts  supporting  the product leaving a cash (but not  capital)  strain  caused by the  acquisition  cost for the new  business.  This cash  strain  required  the
Company to look beyond the cash made available by insurance  operations  and  investments of the Company to financing in the form of surplus notes, capital contributions, cash advances, securitization transactions and modified coinsurance reinsurance arrangements:

During 2001 and 2000, the Company  received  $45,500,000 and  $69,000,000,  respectively,  from ASI to support the solvency  capital needs and anticipated growth in business of its U.S.  operations.  In addition,  the Company received $2,500,000 and $2,450,000 from
ASI in 2001 and 2000, respectively, to support its investment in Skandia Vida.

In 2001, in anticipation of more permanent financing,  the Company received approximately  $100,000,000 from ASI in the form of cash advances.  These amounts are reported as Payable to Affiliates in the Consolidated Statements of Financial Condition.

Funds received from new  securitization  transactions  amounted to  $476,288,000 in 2000 (see Note 8 to the  consolidated  financial statements).

During 2001 and 2000, the Company extended its reinsurance  agreements.  The Company also entered into a reinsurance  agreement with
SICL in 2000. The reinsurance  agreements are modified  coinsurance  arrangements  where the reinsurer shares in the experience of a specific book of business.

The Company expects the continued use of reinsurance and  securitization  transactions to fund the cash strain  anticipated from the acquisition costs on future years' sales volume.

As of December 31, 2001 and 2000,  shareholder's  equity totaled  $577,668,000 and  $496,911,000,  respectively.  The increases were driven by the previously mentioned capital contributions received from ASI and net income from operations.

The Company has long-term surplus notes and short-term borrowings from ASI.  No dividends have been paid to ASI.

The National Association of Insurance  Commissioners  ("NAIC") requires insurance companies to report information  regarding minimum
Risk Based Capital ("RBC")  requirements.  These requirements are intended to allow insurance  regulators to identify companies that may need regulatory  attention.  The RBC model law requires that insurance  companies  apply various  factors to asset,  premium and reserve items,  all of which have inherent risks.  The formula  includes  components for asset risk,  insurance risk,  interest rate risk and business risk.  The Company has complied with the NAIC's RBC reporting  requirements  and has total  adjusted  capital well above required capital.

Effects of Inflation
--------------------

The rate of inflation has not had a significant effect on the Company's financial statements.

Outlook
-------

The Company believes that it is well positioned to retain and enhance its position as a leading  provider of financial  products for long-term  savings and retirement  purposes as well as to address the economic impact of premature death,  estate planning  concerns and supplemental  retirement  needs. The Company has renewed its focus on its core variable annuity  business,  offering  innovative long-term  savings and income products,  strengthening its wholesaling  efforts and providing  consistently good customer service in order to gain market share and improve profitability in an increasingly competitive market.

The  Gramm-Leach-Bliley  Act of 1999 (the Financial Services  Modernization Act) permits  affiliation among banks,  securities firms and insurance  companies.  This legislative change has created  opportunities for continued  consolidation in the financial services industry and increased competition as large companies offer a wide array of financial products and services.

Various  other  legislative  initiatives  could impact the Company  such as pension  reform,  capital  gains and estate tax changes, privacy  standards and Internet  regulation.  Additional  pension reform may change  current tax deferral rules and allow  increased contributions to retirement plans,  which may lead to higher  investments in tax-deferred  products and create growth  opportunities for the Company.  A capital gains tax  reduction may cause  tax-deferred  products to be less  attractive to consumers,  which could adversely  impact the Company.  New privacy  standards  and Internet  regulation  may impact the  Company's  strategic  initiatives, especially related to potential business relationships with web-based technology providers.

Forward Looking Information
---------------------------

The Private Securities  Litigation Reform Act of 1995 (the "1995 Act") provides a "safe harbor" for forward-looking  statements,  so long as those statements are identified as forward-looking,  and the statements are accompanied by meaningful  cautionary statements that identify  important  factors that could cause actual results to differ  materially  from those  discussed in the statement.  We want to take advantage of these safe harbor provisions.

Certain  information  contained in the  Management's  Discussion  and Analysis of Financial  Condition  and Results of Operations is
forward-looking within the meaning of the 1995 Act or Securities and Exchange Commission rules.

These  forward-looking  statements  rely on a number  of  assumptions  concerning  future  events,  and are  subject  to a number of significant  uncertainties  and  results to differ  materially  from these  statements.  You should not put undue  reliance on these forward-looking  statements.  We disclaim any intention or obligation to update or revise forward-looking  statements,  whether as a result of new information, future events or otherwise.

QUANTITATIVE AND QUALITATIVE DISCLOSURES ABOUT MARKET RISK

The Company is subject to potential  fluctuations in earnings and the fair value of certain of its assets and  liabilities,  as well as variations in expected cash flows due to changes in market  interest rates and equity prices.  The following  discussion  focuses on specific  exposures the Company has to interest rate and equity price risk and describes  strategies  used to manage these risks, and includes  "forward-looking  statements" that involve risk and uncertainties.  The discussion is limited to financial instruments subject to market risks and is not intended to be a complete discussion of all of the risks to which the Company is exposed.

Interest Rate Risk
------------------

Fluctuations  in interest rates can  potentially  impact the Company's  profitability  and cash flows.  At December 31, 2001, 97% of assets  held under  management  by the Company are in  non-guaranteed  Separate  Accounts  for which the  Company's  exposure is not significant,  as the contractowner  assumes  substantially all the investment risk. On the remaining 3% of assets, the interest rate risk from  contracts  that carry  interest rate exposure is managed  through an  asset/liability  matching  program which takes into account the risk variables of the insurance liabilities supported by the assets.

At December 31, 2001, the Company held fixed maturity  investments in its general  account that are sensitive to changes in interest rates. These securities are held in support of the Company's fixed immediate  annuities,  fixed supplementary  contracts,  the fixed investment option offered in its variable life insurance  contracts,  and in support of the Company's target solvency  capital.  The
Company has a conservative  investment  philosophy with regard to these investments.  All investments are investment grade corporate securities, government agency or U.S. government securities.

The Company's  deferred  annuity  products  offer a fixed option which  subjects the Company to interest rate risk. The fixed option guarantees a fixed rate of interest for a period of time selected by the  contractowner.  Guarantee  period options  available range from one to ten years.  Withdrawal of funds, or transfer of funds to variable  investment  options,  before the end of the guarantee period subjects the  contractowner  to a market value  adjustment  ("MVA").  In the event of rising  interest rates,  which make the fixed maturity  securities  underlying the guarantee less valuable,  the MVA could be negative.  In the event of declining  interest rates, which make the fixed maturity  securities  underlying the guarantee more valuable,  the MVA could be positive.  The resulting increase or decrease in the value of the fixed option,  from  calculation of the MVA,  should  substantially  offset the increase or decrease in the market value of the securities underlying the guarantee.  The Company maintains strict  asset/liability  matching to enable this offset.  However, the Company still takes on the default risk for the underlying  securities,  the interest rate risk of reinvestment  of  interest  payments  and the risk of failing to maintain  the  asset/liability  matching  program  with  respect to duration and convexity.

Liabilities  held in the  Company's  guaranteed  separate  account as of December  31, 2001  totaled  $1,092,944,000.  Fixed  income investments  supporting  those  liabilities  had a fair value of  $1,092,944,000.  The Company  performed a sensitivity  analysis on these  interest-sensitive  liabilities and assets at December 31, 2001. The analysis showed that an immediate  decrease of 100 basis points in interest rates would result in a net increase in liabilities and the  corresponding  assets of  approximately  $37,300,000 and  $41,500,000,  respectively.  An  analysis  of a 100 basis point  decline in  interest  rates at December  31, 2000 showed a net increase in interest-sensitive liabilities and the corresponding assets of approximately $39,800,000 and $39,900,000, respectively.

Equity Market Exposure
----------------------

The primary  equity market risk to the Company comes from the nature of the variable  annuity and variable life products sold by the
Company.  Various  fees and  charges  earned  are  substantially  derived  as a  percentage  of the  market  value of  assets  under management.  In a market decline,  this income would be reduced.  This could be further compounded by customer  withdrawals,  net of applicable  surrender  charge  revenues,  partially  offset by transfers to the fixed option  discussed  above. A 10% decline in the market value of the assets under  management at December 31, 2001,  sustained  throughout  2002, would result in an approximate drop in related annual fee income of  $49,727,000.  This result was not materially  different than the result  obtained from the analysis performed as of December 31, 2000.

Another equity market risk exposure of the Company  relates to the guaranteed  minimum death benefit  liability.  Declines in equity markets and,  correspondingly,  the  performance  of the mutual funds  underlying  the Company's  products,  increase the guaranteed minimum death benefit liabilities.  As discussed in Note 2E of the consolidated  financial  statements,  the Company uses derivative instruments to hedge against the risk of  significant  decreases in equity  markets.  Prior to the  implementation  of this program, the Company used reinsurance to mitigate this risk.

The  Company  has a small  portfolio  of equity  investments  consisting  of mutual  funds,  which are held in support of a deferred compensation  program.  In the event of a decline  in market  values of  underlying  securities,  the value of the  portfolio  would decline;  however the accrued  benefits  payable under the related  deferred  compensation  program would decline by a corresponding amount.

Estimates of interest rate risk and equity price risk were  obtained  using  computer  models that take into  consideration  various assumptions  about the future.  Given the  uncertainty  of future  interest rate  movements,  volatility  in the equity  markets and consumer behavior, actual results may vary from those predicted by the Company's models.

                                            AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF
                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

Report of Independent Auditors

To the Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation
Shelton, Connecticut

We have audited the consolidated  statements of financial  condition of American  Skandia Life Assurance  Corporation (the "Company"
which is a  wholly-owned  subsidiary  of  Skandia  Insurance  Company  Ltd.) as of  December  31,  2001 and  2000,  and the  related consolidated  statements  of income,  shareholder's  equity and cash flows for each of the three years in the period ended  December
31, 2001. These  consolidated  financial  statements are the  responsibility of the Company's  management.  Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing  standards  generally  accepted in the United States.  Those  standards  require that we plan and perform the audit to obtain  reasonable  assurance  about  whether the  financial  statements  are free of material misstatement.  An audit  includes  examining,  on a test basis,  evidence  supporting  the amounts and  disclosures in the financial statements.  An audit also includes assessing the accounting principles used and significant  estimates made by management,  as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly, in all material respects,  the consolidated  financial position of American  Skandia Life  Assurance  Corporation  at December  31, 2001 and 2000,  and the  consolidated  results of their operations  and their cash flows for each of the three years in the period ended  December 31, 2001 in  conformity  with  accounting principles generally accepted in the United States.

As discussed in Note 2, the Company adopted Financial Accounting Standards (FAS) No. 133, Accounting for Derivative Instruments
and Hedging Activities.

/s/ Ernst & Young LLP
------------------------------------

Hartford, Connecticut
February 2, 2002

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                           Consolidated Statements of Financial Condition
                                                        (table in thousands)

                                                                           As of December 31,
                                                                          2001            2000
                                                                          ----            ----
ASSETS
------
Investments:
   Fixed maturities - at fair value                                  $       362,831 $       285,708
   Equity securities - at fair value                                          45,083          20,402
   Derivative instruments                                                      5,525           3,015
   Policy loans                                                                6,559           3,746
                                                                     --------------- ---------------

     Total investments                                                       419,998         312,871

Cash and cash equivalents                                                     32,231          76,499
Accrued investment income                                                      4,737           5,209
Deferred acquisition costs                                                 1,383,281       1,398,192
Reinsurance receivable                                                         5,863           3,642
Receivable from affiliates                                                     3,283           3,327
Income tax receivable                                                         30,537          34,620
State insurance licenses                                                       3,963           4,113
Fixed assets                                                                  20,734          10,737
Other assets                                                                  96,967          96,403
Separate account assets                                                   26,038,549      29,757,092
                                                                     --------------- ---------------

     Total assets                                                    $    28,040,143 $    31,702,705
                                                                     =============== ===============

LIABILITIES AND SHAREHOLDER'S EQUITY
------------------------------------
Liabilities:
Reserves for future insurance policy and contract benefits           $        89,740 $       135,545
Drafts outstanding                                                            64,438          63,758
Accounts payable and accrued expenses                                        160,261         137,040
Deferred income taxes                                                         54,980           8,949
Payable to affiliates                                                        103,452               -
Future fees payable to American Skandia, Inc. ("ASI")                        797,055         934,410
Short-term borrowing                                                          10,000          10,000
Surplus notes                                                                144,000         159,000
Separate account liabilities                                              26,038,549      29,757,092
                                                                     --------------- ---------------

     Total Liabilities                                                    27,462,475      31,205,794
                                                                     --------------- ---------------

Shareholder's equity:
Common stock, $100 par value, 25,000 shares authorized,
   issued and outstanding                                                      2,500           2,500
Additional paid-in capital                                                   335,329         287,329
Retained earnings                                                            239,078         205,979
Accumulated other comprehensive income                                           761           1,103
                                                                     --------------- ---------------

     Total Shareholder's equity                                              577,668         496,911
                                                                     --------------- ---------------

     Total liabilities and shareholder's equity                      $    28,040,143 $    31,702,705
                                                                     =============== ===============

                                          See notes to consolidated financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                                 Consolidated Statements of Income
                                                       (tables in thousands)

                                                                       For the Year Ended December 31,
                                                                      2001          2000           1999
                                                                      ----          ----           ----

REVENUES
--------

Annuity and life insurance charges and fees                       $    378,693  $    424,578  $    289,989
Fee income                                                             111,196       130,610        83,243
Net investment income                                                   20,126        11,656        10,441
Premium income                                                           1,218         3,118         1,278
Net realized capital gains (losses)                                        928          (688)          578
Other                                                                    1,222         2,348         1,832
                                                                  ------------  ------------  ------------

   Total revenues                                                      513,383       571,622       387,361
                                                                  ------------  ------------  ------------

EXPENSES
--------

Benefits:
   Annuity and life insurance benefits                                   1,955           751           612
   Change in annuity and life insurance policy reserves                (39,898)       45,018         3,078
   Cost of minimum death benefit reinsurance                                 -             -         2,945
   Return credited to contractowners                                    16,833         9,046        (1,639)
                                                                  ------------  ------------  -------------

                                                                       (21,110)       54,815         4,996

Other:
   Underwriting, acquisition and other insurance
     expenses                                                          420,802       335,213       206,350
   Interest expense                                                     73,424        85,998        69,502
                                                                  ------------  ------------  ------------

                                                                       494,226       421,211       275,852
                                                                  ------------  ------------  ------------

   Total benefits and expenses                                         473,116       476,026       280,848
                                                                  ------------  ------------  ------------

     Income from operations before income tax                           40,267        95,596       106,513

       Income tax expense                                                7,168        30,779        30,344
                                                                  ------------  ------------  ------------

         Net income                                               $     33,099  $     64,817  $     76,169
                                                                  ============  ============  ============

                                          See notes to consolidated financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                          Consolidated Statements of Shareholder's Equity
                                                        (table in thousands)

                                                                  For the Year Ended December 31,
                                                               2001             2000             1999
                                                               ----             ----             ----

Common stock:
   Beginning balance                                        $     2,500      $     2,500      $     2,000
   Increase in par value                                              -                -              500
                                                            -----------      -----------      -----------

     Ending balance                                               2,500            2,500            2,500
                                                            -----------      -----------      -----------

Additional paid in capital:
   Beginning balance                                            287,329          215,879          179,889
   Transferred to common stock                                        -                -             (500)
   Additional contributions                                      48,000           71,450           36,490
                                                            -----------      -----------      -----------

     Ending balance                                             335,329          287,329          215,879
                                                            -----------      -----------      -----------

Retained earnings:
   Beginning balance                                            205,979          141,162           64,993
   Net income                                                    33,099           64,817           76,169
                                                            -----------      -----------      -----------

     Ending balance                                             239,078          205,979          141,162
                                                            -----------      -----------      -----------

Accumulated other comprehensive income (loss):
   Beginning balance                                              1,103             (107)           3,535
   Other comprehensive income                                      (342)           1,210           (3,642)
                                                            ------------     -----------      ------------

     Ending balance                                                 761            1,103             (107)
                                                            -----------      -----------      ------------

       Total shareholder's equity                           $   577,668      $   496,911      $   359,434
                                                            ===========      ===========      ===========

                                          See notes to consolidated financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                               Consolidated Statements of Cash Flows
                                                        (table in thousands)

                                                                          For the Year Ended December 31,
                                                                           2001        2000        1999
                                                                           ----        ----        ----
Cash flow from operating activities:
   Net income                                                           $    33,099 $    64,817 $    76,169
   Adjustments to reconcile net income to net
     cash provided by (used in) operating activities:
     Amortization and depreciation                                            1,833       7,565       1,495
     Deferred tax expense                                                    46,215      60,023     (10,903)
     (Decrease) increase in policy reserves                                 (34,679)     50,892       4,367
     Increase (decrease) in payable to affiliates, net                      103,496     (72,063)     69,897
     Change in income tax receivable                                          4,083     (58,888)     17,611
     Increase in other assets                                                  (564)    (59,987)    (32,954)
     Decrease in accrued investment income                                      472      (1,155)     (1,174)
     (Increase) decrease in reinsurance receivable                           (2,221)        420         129
     Net decrease (increase) in deferred acquisition costs                   14,911    (310,487)   (366,198)
     Increase (decrease) in accounts payable and accrued
expenses                                                                     23,221     (21,550)     66,763
     Increase in drafts outstanding                                             680      12,699      22,118
     Investment losses (gains) on derivatives                                 2,902      (3,435)      3,749
     Net realized capital (gains) losses on investments                        (928)        688        (578)
                                                                        ----------------------- ------------
       Net cash provided by (used in) operating activities                  192,520    (330,461)   (149,509)
                                                                        ----------- ------------------------

Cash flow from investing activities:
     Purchase of fixed maturity investments                                (462,820)   (380,737)    (99,250)
     Proceeds from sale and maturity of fixed
       maturity investments                                                 390,816     303,736      36,226
     Purchase of derivatives                                                (66,487)     (6,722)     (4,974)
     Proceeds from exercise of derivative instruments                        61,075           -           -
     Purchase of shares in equity securities                                (55,430)    (18,136)    (17,703)
     Proceeds from sale of shares in equity securities                       25,228       8,345      14,657
     Purchase of fixed assets                                               (10,773)     (7,348)     (3,178)
     Increase in policy loans                                                (2,813)     (2,476)       (701)
                                                                        ------------------------------------
       Net cash used in investing activities                               (121,204)   (103,338)    (74,923)
                                                                        ------------------------------------

Cash flow from financing activities:
     Capital contribution from parent                                        48,000      71,450      36,490
     Repayment of surplus notes                                             (15,000)    (20,000)    (14,000)
     (Decrease) increase in future fees payable to ASI, net                (137,355)    358,376     207,056
     Net (withdrawals) deposits (from) to contractowner accounts            (11,126)     11,361       5,872
                                                                        -----------------------------------
       Net cash (used in) provided by financing activities                 (115,481)    421,187     235,418
                                                                        ----------------------- -----------

       Net (decrease) increase in cash and cash equivalents                 (44,165)    (12,612)     10,986
       Cash and cash equivalents at beginning of period                      76,499      89,212      77,525
       Change in foreign currency translation, net                             (103)       (101)        701
                                                                        -----------------------------------
       Cash and cash equivalents at end of period                       $    32,231 $    76,499 $    89,212
                                                                        =========== =========== ===========
     Income taxes (received) paid                                       $   (43,130)$    29,644 $    23,637
                                                                        ======================= ===========
     Interest paid                                                      $    43,843 $    85,551 $    69,697
                                                                        ===========  ========== ===========
                                          See notes to consolidated financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                             Notes to Consolidated Financial Statements
                                                         December 31, 2001

1.       ORGANIZATION AND OPERATION

         American  Skandia Life  Assurance  Corporation  (the  "Company") is a  wholly-owned  subsidiary of American  Skandia,  Inc.
         ("ASI") whose ultimate parent is Skandia Insurance Company Ltd., ("SICL") a Swedish Corporation.

         The Company develops long-term savings and retirement products which are distributed  through its affiliated  broker/dealer company,  American Skandia Marketing,  Incorporated  ("ASM"). The Company currently issues variable and term life insurance and variable,  fixed, market value adjusted deferred and immediate annuities for individuals,  groups and qualified pension plans.  The Company has announced its  intention to focus on its core  variable  annuity  business by exiting the qualified pension plan market and limiting its variable life insurance  offerings to single premium  products,  as well as term life.
         The Company does not expect to incur any significant costs to exit these businesses.

         The Company has 99.9%  ownership  in Skandia  Vida,  S.A.  de C.V.  ("Skandia  Vida"),  which is a life  insurance  company domiciled  in Mexico.  Skandia  Vida had total  shareholder's  equity of  approximately  $4,179,000  and  $4,402,000  as of
         December  31,  2001,  and 2000,  respectively.  The Company  considers  Mexico an emerging  market and has  invested in the
         Skandia Vida  operations  with the expectation of generating  profits from long-term  savings  products in future years. As such,  Skandia Vida has generated net losses of  approximately  $2,619,000,  $2,540,000  and  $2,523,000 in 2001,  2000 and
         1999, respectively.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         A.       Basis of Reporting
                  ------------------

                  The accompanying  consolidated  financial  statements have been prepared in conformity with accounting  principles generally  accepted in the United  States  ("U.S.  GAAP").  Intercompany  transactions  and  balances  between the
                  Company and Skandia Vida have been eliminated in consolidation.

                  Certain reclassifications have been made to prior year amounts to conform with current year presentation.

         B.       New Accounting Standard
                  -----------------------

                  Effective January 1, 2001, the Company adopted Statement of Financial  Accounting  Standards No. 133,  "Accounting
                  for  Derivative  Instruments  and Hedging  Activities,"  as amended by SFAS 137 and SFAS 138  (collectively  "SFAS
                  133").  Derivative  instruments  held by the Company  consist of equity  option  contracts  utilized to manage the economic risks associated with the guaranteed  minimum death benefits ("GMDB").  These derivative  instruments are carried at fair value.  Realized and  unrealized  gains and losses are reported in the  Consolidated  Statement of
                  Income,  consistent with the item being hedged, as a component of return credited to contractowners.  The adoption of SFAS No. 133 did not have a material effect on the Company's financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Effective April 1, 2001, the Company adopted the Emerging Issues Task Force ("EITF") Issue 99-20,  "Recognition of
                  Interest Income and Impairment on Purchased and Retained  Beneficial  Interests in Securitized  Financial Assets."
                  Under the  consensus,  investors  in certain  asset-backed  securities  are  required  to record  changes in their estimated  yield on a prospective  basis and to evaluate these  securities for an other than temporary  decline in value.  If the fair value of the  asset-backed  security has declined below its carrying amount and the decline is determined  to be other than  temporary,  the security is written  down to fair value.  The adoption of EITF Issue
                  99-20 did not have a significant effect on the Company's financial statements.

         C.       Future Accounting Standard
                  --------------------------

                  In July 2001,  the  Financial  Accounting  Standards  Board  ("FASB")  issued  Statement of  Financial  Accounting
                  Standards.  No. 142  "Accounting  for Goodwill and  Intangible  Assets."  ("SFAS  142").  Under the new  standard, goodwill and intangible  assets deemed to have indefinite lives will no longer be amortized but will be subject to annual  impairment  tests in  accordance  with the new  standard.  Other  intangible  assets  will  continue to be amortized over their useful lives.

                  The Company will apply the new rules on the accounting for goodwill and other  intangible  assets beginning in the first quarter of 2002.  The Company is still  assessing the impact of the new standard,  however,  the adoption of
                  SFAS 142 is not expected to have a significant impact on the Company's financial statements.

         D.       Investments
                  -----------

                  The Company has classified its fixed maturity investments as available-for-sale  and, as such, they are carried at fair value with changes in unrealized gains and losses reported as a component of other comprehensive income.

                  The Company has classified its mutual fund investments held in support of a deferred  compensation  plan (see Note
                  13) as  available-for-sale.  Such  investments  are  carried at fair value with  changes in  unrealized  gains and losses reported as a component of other comprehensive income.

                  Policy loans are carried at their unpaid principal balances.

                  Realized gains and losses on disposal of investments are determined by the specific  identification method and are included in revenues.

         E.       Derivative Instruments
                  ----------------------

                  The Company uses derivative  instruments  which consist of equity option  contracts for risk management  purposes, and not for trading or  speculation.  The Company  economically  hedges the GMDB exposure  associated  with market value fluctuations.

                  AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Based on  criteria  described  in SFAS 133,  the  Company's  hedges do not  qualify  as  "effective"  hedges  and, therefore,  hedge  accounting  may not be applied.  Accordingly,  the derivative  investments  are carried at fair value  with  changes  in  unrealized  gains and losses  being  recorded  in income.  As such,  both  realized  and unrealized gains and losses are reported in the Consolidated Statements of Income,  consistent with the item being hedged, as a component of return credited to contractowners.

         F.       Cash Equivalents
                  ----------------

                  The Company  considers all highly liquid time deposits,  commercial  paper and money market mutual funds purchased with a maturity at date of acquisition of three months or less to be cash equivalents.

         G.       Fair Values of Financial Instruments
                  ------------------------------------

                  The methods and assumptions used to determine the fair value of financial instruments are as follows:

                  Fair values of fixed  maturities with active markets are based on quoted market prices.  For fixed maturities that trade in less active markets, fair values are obtained from an independent pricing service.

                  Fair values of equity securities are based on quoted market prices.

                  The fair value of derivative instruments is determined based on the current value of the underlying index.

                  The carrying value of cash and cash equivalents  (cost)  approximates  fair value due to the short-term  nature of these investments.

                  The carrying value of short-term  borrowings (cost)  approximates fair value due to the short-term nature of these liabilities.

                  Fair  values of certain  financial  instruments,  such as future  fees  payable to ASI and  surplus  notes are not readily determinable and are excluded from fair value disclosure requirements.

         H.       State Insurance Licenses
                  ------------------------

                  Licenses to do business in all states have been  capitalized  and  reflected at the purchase  price of  $6,000,000 less  accumulated  amortization.  The cost of the  licenses is being  amortized on a  straight-line  basis over 40 years.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         I.       Software Capitalization
                  -----------------------

                  The Company  capitalizes  certain costs  associated  with  internal use software in  accordance  with the American
                  Institute of  Certified  Public  Accountants  Statement of Position  98-1,  "Accounting  for the Costs of Software
                  Developed or Obtained for Internal Use" ("SOP 98-1").  SOP 98-1, which was adopted  prospectively as of January 1,
                  1999,  requires the  capitalization of certain costs incurred in connection with developing or obtaining  internal use software.  Prior to the adoption of SOP 98-1, the Company  expensed all internal use software related costs as incurred.  Details  of  the  capitalized  software  costs,  which  are  included  in  fixed  assets,  and  related amortization for the years ended December 31, are as follows:

                  (table in thousands)                                  2001          2000         1999
                                                                        ----          ----         ----
                  Balance at beginning of year                        $    7,212   $    2,920    $        -
                  Software costs capitalized during the year               5,210        4,804         3,035
                  Software costs amortized during the year               (2,660)        (512)         (115)
                                                                     -----------  -----------   -----------
                  Balance at end of year                              $    9,762   $    7,212    $    2,920
                                                                     ===========  ===========   ===========

                  Capitalized software costs are amortized on a straight-line basis over three years.

         J.       Income Taxes
                  ------------

                  The Company is included in the  consolidated  federal  income tax return filed by Skandia  U.S.  Inc. and its U.S.
                  subsidiaries.  In accordance  with the tax sharing  agreement,  the federal  income tax provision is computed on a separate return basis as adjusted for  consolidated  items.  Pursuant to the terms of this agreement,  the Company has the right to recover the value of losses utilized by the  consolidated  group in the year of  utilization.  To the extent the Company  generates  income in future years,  the Company is entitled to offset future taxes on that income through the application of its loss carryforward generated in the current year.

                  Deferred income taxes reflect the net tax effects of temporary  differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

         K.       Recognition of Revenue and Contract Benefits
                  --------------------------------------------

                  Revenues for variable  deferred  annuity  contracts  consist of charges against  contractowner  account values for mortality and expense risks,  administration  fees,  surrender charges and an annual maintenance fee per contract.
                  Benefit reserves for variable annuity  contracts  represent the account value of the contracts and are included in the separate  account  liabilities.  Fee income from mutual fund  organizations  is realized based on assets under management.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Revenues for variable immediate annuity and supplementary  contracts with and without life  contingencies  consist of certain charges against  contractowner  account values including mortality and expense risks and administration fees. Benefit reserves for variable  immediate annuity contracts  represent the account value of the contracts and are included in the separate  account  liabilities.  Revenues for market value  adjusted  fixed annuity  contracts consist of separate  account  investment  income reduced by benefit payments and changes in reserves in support of contractowner  obligations,  all of which are included in return credited to contractowners.  Benefit reserves for these contracts represent the account value of the contracts,  and are included in the general account reserve for future contractowner benefits to the extent in excess of the separate account assets.

                  Revenues for fixed immediate annuity and fixed supplementary  contracts without life contingencies  consist of net investment  income.  Revenues for fixed  immediate  annuity  contracts with life  contingencies  consist of single premium  payments  recognized as annuity  considerations  when received.  Benefit reserves for these contracts are based on applicable  actuarial  standards with assumed  interest rates that vary by issue year.  Assumed  interest rates ranged from 6.25% to 8.25% at December 31, 2001 and 2000.

                  Revenues for variable  life  insurance  contracts  consist of charges  against  contractowner  account  values for mortality  and expense risk fees,  administration  fees,  cost of insurance  fees,  taxes and  surrender  charges.
                  Certain  contracts also include charges against premium to pay state premium taxes.  Benefit reserves for variable life  insurance  contracts  represent the account value of the contracts and are included in the separate  account liabilities.

         L.       Deferred Acquisition Costs
                  --------------------------

                  The costs of acquiring new business,  which vary with and are primarily related to the production of new business, are being deferred, net of reinsurance.  These costs include commissions,  costs of contract issuance, and certain selling  expenses that vary with production.  These costs are being amortized  generally in proportion to expected gross  profits  from  surrender  charges,  policy and asset based fees and  mortality  and expense  margins.  This amortization is adjusted  retrospectively  and prospectively when estimates of current and future gross profits to be realized from a group of products are revised.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Details of the  deferred  acquisition  costs and  related  amortization  for the years ended  December  31, are as follows:

                  (in thousands)                                   2001           2000            1999
                                                                   ----           ----            ----
                  Balance at beginning of year                $  1,398,192    $  1,087,705   $    721,507
                  Acquisition costs deferred during the year
                                                                   209,136         495,103        450,059
                  Acquisition costs amortized during the
                       year                                       (224,047)       (184,616)       (83,861)
                                                              -------------   -------------  -------------
                  Balance at end of year                      $  1,383,281    $  1,398,192   $  1,087,705
                                                              ============    ============   ============

         M.       Reinsurance
                  -----------

                  The Company cedes reinsurance under modified  co-insurance  arrangements.  These reinsurance  arrangements provide additional  capacity  for growth in  supporting  the cash flow  strain  from the  Company's  variable  annuity and variable life insurance business.  The reinsurance is effected under quota share contracts.

                  The Company reinsured its exposure to market fluctuations  associated with its GMDB liability in the first half of
                  1999. Under this reinsurance  agreement,  the Company ceded premiums of approximately  $2,945,000;  received claim reimbursements of approximately $242,000;  and, recorded a decrease in ceded reserves of approximately  $2,763,000 in 1999.

At December 31, 2001 and 2000, in accordance with the provisions of modified coinsurance agreements, the Company accrued approximately
                  $7,733,000 and $4,339,000, respectively, for amounts receivable from favorable reinsurance experience on certain blocks of variable annuity business.

         N.       Translation of Foreign Currency
                  -------------------------------

The financial position and results of operations of Skandia Vida are measured using local currency as the functional currency.  Assets and liabilities are translated at the exchange rate in effect at each year-end.  Statements of income and changes in shareholder's equity accounts are translated at the average rate prevailing during the year.  Translation adjustments arising from the use of differing exchange rates from period to period are reported as a component of other comprehensive income.

         O.       Separate Accounts
                  -----------------

                  Assets and liabilities in Separate  Accounts are included as separate  captions in the consolidated  statements of financial  condition.  Separate  Account  assets  consist  principally  of long term bonds,  investments in mutual funds,  short-term  securities  and  cash and cash  equivalents,  all of which  are  carried  at fair  value.  The investments are managed predominately through the Company's investment advisory affiliate,

                  AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  American Skandia  Investment  Services,  Inc.  ("ASISI"),  utilizing  various fund managers as  sub-advisors.  The remaining  investments are managed by independent  investment firms. The contractowner has the option of directing funds to a wide variety of investment  options,  most of which invest in mutual funds.  The investment risk on the variable  portion of a contract is borne by the  contractowner.  Fixed  options with minimum  guaranteed  interest rates are also available.  The Company bears the credit risk  associated  with the investments  that support these fixed options.

                  Included in Separate  Account  liabilities are reserves of  approximately  $1,092,944,000  and  $1,059,987,000  at
                  December 31, 2001 and 2000, respectively,  relating to annuity contracts for which the contractowner is guaranteed a fixed rate of return.  Separate Account assets of approximately  $1,092,944,000  and  $1,059,987,000 at December
                  31, 2001 and 2000,  respectively,  consisting of long term bonds,  short-term  securities,  transfers due from the general account and cash and cash equivalents are held in support of these annuity obligations,  pursuant to state regulation.

         P.       Estimates
                  ---------

                  The  preparation of financial  statements in conformity with U.S. GAAP requires that management make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial  statements and the reported  amounts of revenues and expenses during the reporting  period.  The more  significant  estimates and assumptions  are  related  to  deferred  acquisition  costs and  involve  policy  lapses,  investment  return  and maintenance expenses.  Actual results could differ from those estimates.

3.       COMPREHENSIVE INCOME

         The components of comprehensive income, net of tax, for the years ended December 31 were as follows:

         (table in thousands)                                                 2001        2000       1999
                                                                              ----        ----       ----
         Net income                                                        $  33,099  $  64,817   $  76,169
         Other comprehensive income:
            Unrealized investment losses on available sale securities
                                                                                (448)    (1,681)     (3,438)
            Reclassification adjustment for realized losses (gains)
              included in investment income                                      173      2,957        (660)
                                                                           ---------  ---------   ----------
            Net unrealized gains (losses) on securities                         (275)     1,276      (4,098)
            Foreign currency translation                                         (67)       (66)        456
                                                                           ---------- ----------  ---------
         Other comprehensive (loss) income                                      (342)     1,210      (3,642)
                                                                           ---------- ---------   ----------
         Comprehensive income                                              $  32,757  $  66,027   $  72,527
                                                                           =========  =========   =========

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

3.       COMPREHENSIVE INCOME (continued)

         Other comprehensive (loss) income is shown net of tax (benefit) expense of approximately ($184) thousand,  $651 thousand and
         ($1,961) thousand for 2001, 2000 and 1999 respectively.

         The components of accumulated other comprehensive income, net of tax, as of December 31 were as follows:

         (table in thousands)                                                  2001         2000
                                                                               ----         ----
         Unrealized investment gains                                           $  746    $  1,021
         Foreign currency translation                                              15          82
                                                                               ------    --------
         Accumulated other comprehensive income                                $  761    $  1,103
                                                                               ======    ========

4.       INVESTMENTS

         The amortized  cost,  gross  unrealized  gains and losses and estimated fair value of fixed  maturities and  investments in equity  securities  as of December 31, 2001 and 2000 are shown  below.  All  securities  held at December 31, 2001 and 2000 were publicly traded.

         Investments in fixed maturities as of December 31, 2001 consisted of the following:

                                                                     Gross          Gross
                                                    Amortized     Unrealized     Unrealized      Estimated
         (table in thousands)                         Cost           Gains         Losses       Fair Value
                                                      ----           -----         ------       ----------
         U.S. Government obligations                 $198,136         $2,869          $(413)      $200,592
         Obligations of state and political
           subdivisions                                   252              8              -            260
         Corporate securities                         158,494          4,051           (566)       161,979
                                                      -------          -----           -----       -------
              Totals                                 $356,882         $6,928          $(979)      $362,831
                                                     ========         ======          ======      ========

         The amortized  cost and fair value of fixed  maturities,  by  contractual  maturity,  at December 31, 2001 are shown below.
         Actual maturities may differ from contractual maturities due to call or prepayment provisions.

                                                       Amortized
         (table in thousands)                             Cost      Fair Value
                                                          ----      ----------
         Due in one year or less                      $    14,755   $    14,784
         Due after one through five years                 232,199       235,845
         Due after five through ten years                  92,984        94,289
         Due after ten years                               16,944        17,913
                                                      -----------   -----------
           Total                                      $   356,882   $   362,831
                                                      ===========   ===========

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

4.       INVESTMENTS (continued)

         Investments in fixed maturities as of December 31, 2000 consisted of the following:

                                                                     Gross          Gross
                                                    Amortized     Unrealized     Unrealized      Estimated
         (table in thousands)                         Cost           Gains         Losses       Fair Value
                                                      ----           -----         ------       ----------
         U.S. Government obligations              $    206,041   $      4,445   $        (11)  $    210,475
         Foreign government obligations                  2,791            195              -          2,986
         Obligations of state and political
              subdivisions                                 253              1              -            254
         Corporate securities                           72,237          1,565         (1,809)        71,993
                                                  ------------   ------------   -------------  ------------
              Totals                              $    281,322   $      6,206   $     (1,820)  $    285,708
                                                  ============   ============   =============  ============

         Proceeds from sales of fixed maturities during 2001, 2000 and 1999 and were  approximately  $386,816,000,  $302,632,000 and
         $32,196,000,  respectively.  Proceeds from maturities during 2001, 2000 and 1999 were approximately $4,000,000,  $1,104,000 and $4,030,000,  respectively.  The cost, gross unrealized  gains/losses and fair value of investments in equity securities at December 31are shown below:

         (table in thousands)                              Gross          Gross
                                                        Unrealized     Unrealized        Fair
                                            Cost           Gains         Losses          Value
                                            ----           -----         ------          -----
         2001                             $  49,886       $   122       $(4,925)       $45,083
         2000                             $  23,218       $   372       $(3,188)       $20,402

         Net realized investment gains (losses) were as follows for the years ended December 31:

         (table in thousands)                             2001          2000           1999
                                                          ----          ----           ----
         Fixed maturities:
           Gross gains                                  $  7,597      $  1,002       $    253
           Gross losses                                   (4,387)       (3,450)          (228)

         Investment in equity securities:
           Gross gains                                     1,910         1,913            990
           Gross losses                                   (4,192)         (153)          (437)
                                                        ---------     ---------      ---------
              Totals                                    $    928      $   (688)      $    578
                                                        ========      =========      ========

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

5.       NET INVESTMENT INCOME

         The sources of net investment income for the years ended December 31 were as follows:

         (table in thousands)                             2001          2000           1999
                                                          ----          ----           ----
         Fixed maturities                              $  18,788     $  13,502      $   9,461
         Cash and cash equivalents                           773         5,154          2,159
         Investment in equity securities                     622            99             32
         Policy loans                                        244            97             31
         Derivative instruments                                -        (6,939)        (1,036)
                                                      ----------    -----------    -----------
         Total investment income                          20,427        11,913         10,647
         Investment expenses                                (301)         (257)          (206)
                                                      -----------   -----------    -----------
         Net investment income                         $  20,126     $  11,656      $  10,441
                                                       ==========    ============   =========

6.       INCOME TAXES

         The significant components of income tax expense for the years ended December 31 were as follows:

         (table in thousands)                             2001          2000           1999
                                                          ----          ----           ----
         Current tax (benefit) expense                $   (39,047)  $   (29,244)   $    41,248
         Deferred tax expense (benefit)                    46,215        60,023        (10,904)
                                                      -----------   -----------    ------------
           Total income tax expense                   $     7,168   $    30,779    $    30,344
                                                      ===========   ===========    ===========

         Deferred tax assets (liabilities) include the following at December 31:

         (table in thousands)                              2001          2000
                                                           ----          ----
         Deferred tax assets:
           GAAP to tax reserve differences             $   241,503   $   382,826
           Future fees payable to ASI                       63,240             -
           Deferred compensation                            20,520        17,869
           Net operating loss carryforward                  14,372             -
           Surplus notes interest                            9,040         5,536
           AMT credit carryforward                           5,451             -
           Other                                             1,114           907
                                                       -----------   -----------
              Total deferred tax assets                    355,240       407,138
                                                       -----------   -----------

         Deferred tax liabilities:
           Deferred acquisition costs                     (404,758)     (411,417)
           Internal use software                            (3,417)       (2,524)
           Policy fees                                      (1,634)       (1,551)
           Net unrealized gains                               (411)         (595)
              Total deferred tax liabilities              (410,220)     (416,087)
                                                       ------------  ------------
                Net deferred tax asset (liability)     $   (54,980)  $    (8,949)
                                                       ============  ============

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

6.       INCOME TAXES (continued)

         The income tax expense  was  different  from the amount  computed by  applying  the  federal  statutory  tax rate of 35% to pre-tax income from continuing operations as follows:

         (table in thousands)                                          2001          2000          1999
                                                                       ----          ----          ----
         Income (loss) before taxes
           Domestic                                                $   42,886    $   98,136    $  109,036
           Foreign                                                     (2,619)       (2,540)       (2,523)
                                                                   -----------   -----------   -----------
           Total                                                       40,267        95,596       106,513
           Income tax rate                                                 35%           35%           35%
                                                                   -----------   -----------   -----------
         Tax expense at federal statutory income tax rate              14,094        33,459        37,280

         Tax effect of:
           Dividend received deduction                                 (8,400)       (7,350)       (9,572)
           Losses of foreign subsidiary                                   917           889           883
           Meals and entertainment                                        603           841           664
           State income taxes                                             (62)         (524)        1,071
           Other                                                           16         3,464            18
                                                                   ----------    ----------    ----------
              Income tax expense                                   $    7,168    $   30,779    $   30,344
                                                                   ==========    ==========    ==========

         The Company's net operating loss  carryforwards,  totaling  approximately  $41,063,000 at December 31, 2001, will expire in
         2016.

7.       COST ALLOCATION AGREEMENTS WITH AFFILIATES

         Certain operating costs (including personnel,  rental of office space,  furniture,  and equipment) have been charged to the
         Company at cost by American Skandia  Information  Services and Technology  Corporation  ("ASIST"),  an affiliated  company.
         The Company has also charged  operating costs to several of its  affiliates.  The total cost to the Company for these items was  approximately  $6,179,000,  $13,974,000  and  $11,136,000 in 2001,  2000 and 1999,  respectively.  Income received for these items was approximately $13,166,000, $11,186,000 and $3,919,000 in 2001, 2000 and 1999, respectively.

         Beginning in 1999, the Company was reimbursed by ASM for certain  distribution  related costs  associated with the sales of business through an investment firm where ASM serves as an introducing  broker dealer.  Under this agreement,  the expenses reimbursed were approximately  $6,391,000,  $5,842,000 and $1,441,000 in 2001, 2000 and 1999, respectively.  As of December
         31, 2001 and 2000, amounts receivable under this agreement were approximately $639,000 and $492,000, respectively.

                                             AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO ASI

         In a series of  transactions  with ASI,  the  Company  transferred  certain  rights to receive a portion of future fees and contract charges expected to be realized on designated blocks of deferred annuity contracts.

         The proceeds from the transfers  have been recorded as a liability  and are being  amortized  over the remaining  surrender charge period of the  designated  contracts  using the interest  method.  The Company did not transfer the right to receive future fees and charges after the expiration of the surrender charge period.

         In connection  with these  transactions,  ASI,  through  special purpose  trusts,  issued  collateralized  notes in private placements, which are secured by the rights to receive future fees and charges purchased from the Company.

         Under the terms of the Purchase  Agreements,  the rights  transferred  provide for ASI to receive a percentage (60%, 80% or
         100% depending on the underlying  commission option) of future mortality and expense charges and contingent  deferred sales charges,  after  reinsurance,  expected  to be  realized  over the  remaining  surrender  charge  period of the  designated contracts (generally 6 to 8 years).

         Payments,  representing  fees and  charges  in the  aggregate  amount,  of  approximately  $207,731,000,  $219,454,000  and
         $131,420,000  were  made by the  Company  to ASI in  2001,  2000  and  1999,  respectively.  Related  interest  expense  of approximately  $59,873,000,  $70,667,000  and  $52,840,000  has been  included in the  statement  of income for 2001,  2000 and1999, respectively.

         The  Commissioner of the State of Connecticut has approved the transfer of future fees and charges;  however,  in the event that the Company becomes subject to an order of liquidation or  rehabilitation,  the  Commissioner  has the ability to stop the payments due to ASI under the Purchase Agreement subject to certain terms and conditions.

         AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO ASI (continued)

         The present values of the transactions as of the respective effective date were as follows:

                           Closing      Effective       Contract Issue        Discount       Present
        Transaction         Date          Date              Period              Rate          Value
        -----------         ----          ----              ------              ----          -----

           1996-1          12/17/96        9/1/96        1/1/94 - 6/30/96       7.5%           $50,221
           1997-1           7/23/97        6/1/97        3/1/96 - 4/30/97       7.5%            58,767
           1997-2          12/30/97       12/1/97        5/1/95 - 12/31/96      7.5%            77,552
           1997-3          12/30/97       12/1/97        5/1/96 - 10/31/97      7.5%            58,193
           1998-1           6/30/98        6/1/98        1/1/97 - 5/31/98       7.5%            61,180
           1998-2          11/10/98       10/1/98        5/1/97 - 8/31/98       7.0%            68,573
           1998-3          12/30/98       12/1/98        7/1/96 - 10/31/98      7.0%            40,128
           1999-1           6/23/99        6/1/99        4/1/94 - 4/30/99       7.5%           120,632
           1999-2          12/14/99       10/1/99       11/1/98 - 7/31/99       7.5%           145,078
           2000-1           3/22/00        2/1/00        8/1/99 - 1/31/00       7.5%           169,459
           2000-2           7/18/00        6/1/00        2/1/00 - 4/30/00      7.25%            92,399
           2000-3          12/28/00       12/1/00        5/1/00 - 10/31/00     7.25%           107,291
           2000-4          12/28/00       12/1/00        1/1/98 - 10/31/00     7.25%           107,139

         Expected payments of future fees payable to ASI as of December 31, 2001 are as follows:

           (table in thousands)           Year             Amount
                                          ----             ------

                                          2002      $   175,357
                                          2003          171,345
                                          2004          156,842
                                          2005          132,702
                                          2006          102,188
                                          2007           50,821
                                          2008            7,800
                                                    -----------
                                          Total         $797,055
                                                        ========

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

9.       LEASES

         The Company leases office space under a lease  agreement  established in 1989 with ASIST.  The Company entered into a lease agreement for office space in  Westminster,  Colorado,  effective  January 1, 2001.  Lease expense for 2001,  2000 and 1999 was  approximately  $8,404,000,  $6,593,000  and  $5,003,000,  respectively.  Future minimum lease payments per year and in aggregate as of December 31, 2001 are as follows:

              (table in thousands)       2002                          $   7,913
                                         2003                              8,087
                                         2004                              8,570
                                         2005                              8,609
                                         2006                              8,698
                                         2007 and thereafter              41,711
                                                                       ---------
                                         Total                         $  83,588
                                                                       =========

10.      RESTRICTED ASSETS

         To comply with certain state insurance  departments'  requirements,  the Company maintains cash, bonds and notes on deposit with various  states.  The carrying  value of these  deposits  amounted to  approximately  $4,822,000  and $4,636,000 as of
         December  31,  2001  and  2000,  respectively.  These  deposits  are  required  to be  maintained  for  the  protection  of contractowners within the individual states.

11.      RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Statutory  basis  shareholder's  equity was  approximately  $226,780,000  and  $342,804,000  at December 31, 2001 and 2000,
         respectively.

         The Company  incurred  statutory  basis net losses for 2001 of  approximately  $121,957,000  due  primarily to  significant declines in the equity  markets  during the year as well as increased  levels of operating  expenses  relative to revenues.
         Statutory basis net income for 2000 was $11,550,000, as compared to losses of $17,672,000 in 1999.

         Under  various  state  insurance  laws,  the maximum  amount of dividends  that can be paid to  shareholders  without prior approval of the state  insurance  department  is subject to  restrictions  relating to statutory  surplus and net gain from operations.  At December 31, 2001, no amounts may be distributed without prior approval.

         On November 8, 1999,  the Board of Directors  authorized  the Company to increase  the par value of its capital  stock from
         $80 per share to $100 per share in order to comply with minimum  capital  levels as required by the  California  Department of Insurance.  This  transaction  resulted in a corresponding  decrease in paid in and contributed  surplus of $500,000 and had no effect on capital and surplus.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

12.      STATUTORY ACCOUNTING PRACTICES

         The Company  prepares its statutory basis financial  statements in accordance with accounting  practices  prescribed by the
         State  of  Connecticut  Insurance  Department.  Prescribed  statutory  accounting  practices  include  publications  of the
         National  Association of Insurance  Commissioners  (NAIC),  as well as state laws,  regulations and general  administrative rules.

         The NAIC adopted the  Codification  of Statutory  Accounting  Principles  (Codification)  in March 1998. The effective date for  codification  was January 1, 2001. The Company's  state of domicile,  Connecticut,  has adopted  codification  and the
         Company has made the  necessary  changes in its  statutory  accounting  and  reporting  required  for  implementation.  The overall impact of adopting  codification  was a one-time,  cumulative  change in accounting  benefit  recorded  directly in statutory surplus of approximately $12,047,000.

         In addition,  during 2001,  based on a  recommendation  from the State of  Connecticut  Insurance  Department,  the Company
         changed its statutory  method of accounting for its liability  associated with  securitized  variable  annuity fees.  Under the new method of accounting,  the liability for securitized  fees is established  consistent with the method of accounting for the liability  associated with variable annuity fees ceded under reinsurance  contracts.  This equates to the statutory liability at any valuation date being equal to the  Commissioners  Annuity Reserve  Valuation Method (CARVM) offset related to the  securitized  contracts.  The impact of this change in  accounting,  representing  the  difference  in the liability calculated  under the old method  versus the new method as of January 1,  2001,  was  reported  as a  cumulative  effect of change in accounting benefit recorded directly in statutory surplus of approximately $20,215,000.

13.      EMPLOYEE BENEFITS

         The Company has a 401(k) plan for which  substantially  all employees are eligible.  Under this plan, the Company  provides a 50% match on  employees'  contributions  up to 6% of an  employee's  salary  (for an  aggregate  match of up to 3% of the employee's  salary).  Additionally,  the Company may contribute  additional  amounts based on  profitability of the Company and  certain  of its  affiliates.  Company  contributions  to this plan on behalf of the  participants  were  approximately
         $2,738,000, $3,734,000 and $3,164,000 in 2001, 2000 and 1999, respectively.

         The  Company  has a  deferred  compensation  plan,  which is  available  to the field  marketing  staff and  certain  other employees.  Company  contributions to this plan on behalf of the participants  were  approximately  $345,000,  $399,000 and
         $193,000 in 2001, 2000 and 1999, respectively.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

13.      EMPLOYEE BENEFITS (continued)

         The Company and certain  affiliates  cooperatively  have a  long-term  incentive  program  under which units are awarded to executive  officers and other  personnel.  The Company and certain  affiliates  also have a profit sharing  program,  which benefits all employees  below the officer level.  These programs  consist of multiple plans with new plans  instituted each year.  Generally,  participants  must remain  employed by the Company or its  affiliates at the time such units are payable in order to receive any  payments  under the  programs.  The accrued  liability  representing  the value of these units was approximately  $13,645,000  and $31,632,000 as of December 31, 2001 and 2000,  respectively.  Payments under these programs were approximately $8,377,000, $13,542,000, and $4,079,000 in 2001, 2000 and 1999, respectively.

14.      REINSURANCE

         The Company  cedes  insurance to other  insurers in order to limit its risk  exposure.  Such  transfer does not relieve the
         Company of its primary  liability and, as such,  failure of reinsurers to honor their  obligation could result in losses to the Company.  The Company reduces this risk by evaluating the financial condition and credit worthiness of reinsurers.

         The effect of reinsurance for the 2001, 2000 and 1999 was as follows:

         (table in thousands)

        2001                                                             Gross         Ceded           Net
        ----                                                             -----         -----           ---
        Annuity and life insurance charges and fees                  $   430,913    $   (52,220)  $   378,693
        Change in annuity and life insurance policy reserves         $   (35,835)   $    (4,063)  $   (39,898)
        Return credited to contractowners                            $    16,741    $        92   $    16,833

        2000
        ----
        Annuity and life insurance charges and fees                  $   477,802    $   (53,224)  $   424,578
        Change in annuity and life insurance policy reserves         $    45,784    $      (766)  $    45,018
        Return credited to contractowners                            $    13,607    $    (4,561)  $     9,046

        1999
        ----
        Annuity and life insurance charges and fees                  $   326,670    $   (36,681)  $   289,989
        Change in annuity and life insurance policy reserves         $     4,151    $    (1,073)  $     3,078
        Return credited to contractowners                            $    (1,382)   $      (257)  $    (1,639)

         In December 2000, the Company  entered into a modified  coinsurance  agreement with SICL covering  certain  contracts  issued since January 1996. The impact of this treaty to the Company was a pre tax loss of  approximately  $4,917,000 in 2001 and pre tax income of  approximately  $7,067,453 in 2000. At December 31, 2001 and 2000,  approximately  $12,983,000  and $6,109,000, respectively, was payable to SICL under this agreement.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

15.      SURPLUS NOTES

         The Company has issued  surplus notes to ASI in exchange for cash.  Surplus notes  outstanding  as of December 31, 2001 and
         2000, and interest expense for 2001, 2000 and 1999 were as follows:

                                                     Liability as of
         (table in thousands)                         December 31,                    Interest Expense
                                   Interest                                            For the Years
            Note Issue Date          Rate          2001          2000          2001         2000         1999
         ----------------------    ---------     ----------    ----------    ---------    ---------    ---------
         ----------------------    ---------     ----------

         February 18, 1994           7.28%               -             -             -          732          738
         March 28, 1994              7.90%               -             -             -          794          801
         September 30, 1994          9.13%               -        15,000         1,282        1,392        1,389
         December 28, 1994           9.78%               -             -             -            -        1,308
         December 19, 1995           7.52%          10,000        10,000           763          765          762
         December 20, 1995           7.49%          15,000        15,000         1,139        1,142        1,139
         December 22, 1995           7.47%           9,000         9,000           682          684          682
         June 28, 1996               8.41%          40,000        40,000         3,411        3,420        3,411
         December 30, 1996           8.03%          70,000        70,000         5,699        5,715        5,698
                                                 ----------    ----------    ---------    ---------    ---------
                                                 ----------    ----------    ---------    ---------    ---------

         Total                                    $144,000      $159,000       $12,976      $14,644      $15,928
                                                 ==========    ==========    =========    =========    =========

         On December 3, 2001, a surplus note,  dated September 30, 1994, for $15,000,000 was repaid.  On December 27, 2000,  surplus notes for  $10,000,000,  dated  February 18, 1994,  and  $10,000,000,  dated March 28, 1994,  were repaid.  On December 10,
         1999, a surplus note,  dated December 28, 1994, for $14,000,000  was repaid.  All surplus notes mature seven years from the issue date.

         Payment of interest and repayment of principal  for these notes is subject to certain  conditions  and require  approval by the Insurance  Commissioner  of the State of  Connecticut.  At December 31, 2001 and 2000,  approximately  $25,829,000  and
         $15,816,000, respectively, of accrued interest on surplus notes was not approved for payment under these criteria.

16.      SHORT-TERM BORROWING

         The Company had a  $10,000,000  short-term  loan payable to ASI at December  31, 2001 and 2000 as part of a revolving  loan agreement.  The loan has an interest  rate of 3.67% and matures on March 12, 2002.  The total related  interest  expense to the Company was  approximately  $522,000,  $687,000 and $585,000 in 2001,  2000 and 1999,  respectively.  Accrued  interest payable was approximately $113,000 and $222,000 as of December 31, 2001 and 2000, respectively.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

17.      CONTRACT WITHDRAWAL PROVISIONS

         Approximately 99% of the Company's separate account  liabilities are subject to discretionary  withdrawal by contractowners at market value or with market value  adjustment.  Separate  account assets,  which are carried at fair value, are adequate to pay such  withdrawals,  which are generally  subject to surrender charges ranging from 10% to 1% for contracts held less than 10 years.

18.      RESTRUCTURING CHARGES

         On March 22, 2001,  and  December 3, 2001,  the Company  announced  separate  plans to reduce  expenses to better align its operating  infrastructure  with  the  current  investment  market  environment.  As part of the two  plans,  the  Company's workforce was reduced by approximately  140 positions and 115 positions,  respectively,  affecting  substantially all areas of the  Company.  Estimated  pre-tax  severance  benefits  of  approximately  $8,500,000  have been  charged  against  2001 operations  related to these  reductions.  These charges have been reported in the  Consolidated  Statements of Income as a
         component  of  Underwriting,   Acquisition  and  Other  Insurance  Expenses.   As  of  December  31,  2001,  the  remaining
         restructuring liability, relating primarily to the December 3, 2001 plan, was approximately $4,104,000.

19.      COMMITMENTS AND CONTINGENT LIABILITIES

         As of the date of this filing,  the Company is not involved in any legal proceedings  outside of the ordinary course of its business  operations.  The Company is involved in pending and threatened  legal  proceedings in the ordinary  course of its
         business   operations.   While  the  outcome  of  these  legal  proceedings  cannot  be  determined  at  this  time,  after consideration  of  the  defenses  available  to the  Company,  applicable  insurance  coverage  and  any  related  reserves established,  these legal  proceedings  are not  expected to result in  liability  for  amounts  material to the  financial condition of the Company, although they may adversely affect results of operations in future periods.

20.      SEGMENT REPORTING

         In recent  years,  in order to complete  the array of products  offered by the  Company and its  affiliates  to meet a wide variety of financial  planning,  the Company  developed  variable  life  insurance and  qualified  retirement  plan annuity products.  Assets under management and sales for products other than variable  annuities have not been  significant  enough to warrant full segment  disclosures  as required by SFAS 131,  "Disclosures  about  Segments of an Enterprise  and Related
         Information,"  and the  Company  does not  anticipate  that they will do so in the future due to a change in the  Company's strategy.  On March 15,  2002,  the  Company  announced  that it will no longer  accept  new  business  for the  funding of qualified  retirement  plans,  effective July 31, 2002 and will not accept  applications for it's flexible premium variable insurance  products that are signed after April 1, 2002 or received after April 15, 2002.  The Company  intends to continue to accept additional  contributions to existing qualified plans, to service and accept additional premiums for its existing flexible  premium  variable  insurance  contracts,  and to  continue  to offer and sell its single  premium  variable  life insurance products.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

21.      QUARTERLY FINANCIAL DATA (UNAUDITED)

         The following table summarizes information with respect to the operations of the Company on a quarterly basis:

                 (table in thousands)                                Three Months Ended
                                                  ----------------------------------------------------------
                          2001                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance
          revenues                                 $   131,096   $   128,665    $   114,714    $   117,854
        Net investment income*                           5,381         4,997          5,006          4,742
        Net realized capital gains (losses)              1,902           373            376         (1,723)
                                                  ------------  ------------   ------------   -------------
        Total revenues                                 138,379       134,035        120,096        120,873
        Benefits and expenses*                         122,940       110,644        115,313        124,219
                                                  ------------  ------------   ------------   ------------
        Pre-tax net income                              15,439        23,391          4,783         (3,346)
        Income taxes                                     4,034         7,451           (480)        (3,837)
                                                  ------------  ------------   -------------  -------------
        Net income                                 $    11,405   $    15,940    $     5,263    $       491
                                                  ============  ============   ============   ============

        *     For the quarters  ended March 31, 2001,  June 30, 2001 and  September  30, 2001,  the Company had reported  investment
              performance   associated  with  its  derivatives  as  net  investment  income.  The  above  presentation   reflects  a
              reclassification of these amounts to benefits and expenses.

                 (table in thousands)                                Three Months Ended
                                                  ----------------------------------------------------------
                          2000                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance
          revenues                                 $   137,255   $   139,317    $   147,923    $   136,159
        Net investment income                            2,876         3,628          4,186            966
        Net realized capital gains (losses)                729        (1,436)          (858)           877
                                                  ------------  -------------  -------------  ------------
        Total revenues                                 140,860       141,509        151,251        138,002
        Benefits and expenses                          106,641       121,356        137,514        110,515
                                                  ------------  ------------   ------------   ------------
        Pre-tax net income                              34,219        20,153         13,737         27,487
        Income taxes                                    10,038         5,225          3,167         12,349
                                                  ------------  ------------   ------------   ------------
        Net income                                 $    24,181   $    14,928    $    10,570    $    15,138
                                                  ============  ============   ============   ============

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

21.      QUARTERLY FINANCIAL DATA (UNAUDITED) (continued)

                 (table in thousands)                                Three Months Ended
                                                  ----------------------------------------------------------
                          1999                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance
          revenues                                 $    78,509   $    88,435    $    97,955    $   111,443
        Net investment income                            2,654         2,842          2,735          2,210
        Net realized capital gains                         295            25            206             52
        Total revenues                                  81,458        91,302        100,896        113,705
        Benefits and expenses                           64,204        67,803         71,597         77,244
        Pre-tax net income                              17,254        23,499         29,299         36,461
        Income taxes                                     3,844         7,142          7,898         11,460
        Net income                                 $    13,410   $    16,357    $    21,401    $    25,001
                                                  ============  ============   ============   ============

                               APPENDIX B - CONDENSED FINANCIAL INFORMATION ABOUT SEPARATE ACCOUNT B

Separate  Account B consists  of  multiple  Sub-accounts.  Each  Sub-account  invests  only in a single  mutual  fund or mutual fund portfolio.  All or some of these  Sub-accounts  are available as investment  options for other variable  annuities we offer pursuant to different prospectuses.

Unit Prices And Numbers Of Units:  The following table shows:  (a) the Unit Price,  as of the dates shown,  for Units in each of the
Sub-accounts of Separate Account B that are being offered pursuant to this Prospectus;  and (b) the number of Units  outstanding for each  such  Sub-account  as of the  dates  shown.  The year in which  operations  commenced  in each  such  Sub-account  is noted in parentheses.  To the extent a Sub-account  commenced  operations during a particular  calendar year, the Unit Price as of the end of the period reflects only the partial year results from the  commencement of operations  until December 31st of the applicable  year.
The  portfolios  in  which a  particular  Sub-account  invests  may or may not have  commenced  operations  prior  to the date  such
Sub-account  commenced  operations.  The initial offering price for each Sub-account was $10.00.  Unit Prices and Units are provided for Sub-accounts that commenced operations prior to January 1, 2002.

Total  annual  expenses  under the Annuity  between  July 1, 1994 and May 1, 1998 were 0.90%.  Prior to July 1, 1994,  total  annual expenses  included an investment  allocation  services  charge of 1.00%;  total annual  expenses were 1.90%.  Effective May 1, 1998, total annual  expenses were further reduced to 0.65%.  Therefore,  Unit Prices as of the dates shown reflect the actual total annual expenses assessed for the periods shown.

Beginning  November 18, 2002,  multiple Unit Prices will be calculated  for each  Sub-account  of Separate  Account B to reflect the daily charge  deducted for each  combination of the applicable  Insurance  Charge,  Distribution  Charge (when  applicable)  and the charge for each optional benefit offered under this Annuity.

                                                                       Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------------------
                            2001      2000       1999       1998       1997       1996       1995       1994       1993       1992
--------------------------------------------------------------------------------------------------------------------------------------
AST Strong
International Equity 1
(1993)
Unit Price                   $15.68     20.44      27.98      17.16      14.38      12.27      11.29      10.36      10.23          -
Number of Units             332,333   481,172    425,100    485,513    477,264    408,066    452,589    199,313     12,521          -
                                                                                                                           -----------
--------------------------------------------------------------------------------------------------------------------------------------
AST Janus Overseas
Growth
(1997)
Unit Price                   $14.04     18.48      24.68      13.60      11.78          -          -          -          -          -
Number of Units             539,241   792,703    962,018    729,573    235,801          -          -          -          -          -
                                                                                                                           -----------
--------------------------------------------------------------------------------------------------------------------------------------
AST American Century
International Growth 2
(1997)
Unit Price                   $13.33     18.44      22.13      13.48      11.42          -          -          -          -          -
Number of Units             810,030   475,460    108,115    105,857     43,776          -          -          -          -          -
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
AST DeAM
International
Equity 3
(1995)
Unit Price                   $11.27     16.73      24.16      12.82      11.63      11.49      10.27          -          -          -
Number of Units             232,142   344,664    274,671    230,548    203,237    278,460    137,991          -          -          -
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
AST MFS Global
Equity
(1999)
Unit Price                    $9.09     10.17      11.03          -          -          -          -          -          -          -
Number of Units              47,989    11,623        213          -          -          -          -          -          -          -
--------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------------------
                            2001      2000       1999       1998       1997       1996       1995       1994       1993       1992
---------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
AST PBHG Small-Cap
Growth 4
(1993)
Unit Price                   $20.79     22.37      43.43      18.07      17.57      16.71      14.04      10.69          -          -
Number of Units             337,538   369,812    690,331    506,384    399,262    271,845    221,840     96,278          -          -
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
AST DeAM Small-Cap
Growth 5
(1999)
Unit Price                    $8.65     12.16      15.49          -          -          -          -          -          -          -
Number of Units             711,997   727,887    608,042          -          -          -          -          -          -          -
                                                                                                                           -----------
--------------------------------------------------------------------------------------------------------------------------------------
AST Federated
Aggressive Growth
(2000)
Unit Price                    $7.17      9.09          -          -          -          -          -          -          -          -
Number of Units             212,523     8,370          -          -          -          -          -          -          -          -
                                                                                                                           -----------
--------------------------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs
Small-Cap Value 6
(1998)
Unit Price                   $15.58     14.27      10.73       9.93          -          -          -          -          -          -
Number of Units             943,242   362,487    133,145     65,255          -          -          -          -          -          -
                                                                                                                           -----------
--------------------------------------------------------------------------------------------------------------------------------------
AST Gabelli Small-Cap
Value 7
(1997)
Unit Price                   $14.61     13.74      11.35      11.36      12.78          -          -          -          -          -
Number of Units             979,765   594,074    570,268    895,422    771,770          -          -          -          -          -
                                                                                                                           -----------
--------------------------------------------------------------------------------------------------------------------------------------
AST Janus Mid-Cap
Growth
(2000)
Unit Price                    $3.93      6.61          -          -          -          -          -          -          -          -
Number of Units             373,853   159,879          -          -          -          -          -          -          -          -
                                                                                                                           -----------
--------------------------------------------------------------------------------------------------------------------------------------
AST Neuberger Berman
Mid-Cap Growth 8
(1993)
Unit Price                   $19.88     26.97      29.53      19.63      16.38      14.15      12.27       9.95          -          -
Number of Units             477,410   301,210     91,314     94,905    104,340    100,758     89,474      3,419          -          -
                                                                                                                           -----------
--------------------------------------------------------------------------------------------------------------------------------------
AST Neuberger Berman
Mid-Cap Value 9
(1993)
Unit Price                   $19.97     20.73      16.37      15.59      16.07      12.81      11.59       9.27      10.10          -
Number of Units             778,257   619,565    385,591    218,024    260,929    103,416    164,976     86,555        467          -
                                                                                                                           -----------
--------------------------------------------------------------------------------------------------------------------------------------
AST Alger All-Cap
Growth
(2000)
Unit Price                    $5.63      6.80          -          -          -          -          -          -          -          -
Number of Units           1,351,204   168,813          -          -          -          -          -          -          -          -
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
AST Gabelli All-Cap
Value
(2000)
Unit Price                    $9.79     10.08          -          -          -          -          -          -          -          -
Number of Units             267,724    54,033          -          -          -          -          -          -          -          -
--------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------------------
                            2001      2000       1999       1998       1997       1996       1995       1994       1993       1992
--------------------------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price
Natural Resources
(1995)
Unit Price                   $20.62     20.61      16.37      12.86      14.68      14.31      11.04          -          -          -
Number of Units             113,440   108,081    106,822    109,887    114,880    140,275     27,379          -          -          -
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
AST Alliance
Growth 10
(1996)
Unit Price                   $15.21     17.95      20.95      15.75      12.45      10.92          -          -          -          -
Number of Units             300,536   218,749    183,376    193,822    199,511    119,830          -          -          -          -
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
AST MFS Growth
(1999)
Unit Price                    $8.15     10.48      11.29          -          -          -          -          -          -          -
Number of Units             892,954    93,890     10,558          -          -          -          -          -          -          -
                                                                                                                           -----------
--------------------------------------------------------------------------------------------------------------------------------------
AST Marsico Capital
Growth
(1997)
Unit Price                   $14.17     18.22      21.39      14.11      10.03          -          -          -          -          -
Number of Units           1,151,083 1,258,964    935,502    739,559     12,993          -          -          -          -          -
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
AST JanCap Growth
(1993)
Unit Price                   $25.38     37.39      54.52      35.40      21.18      16.59      13.04       9.54      10.13          -
Number of Units             760,500   853,950    853,471    823,116    666,835    574,520    384,701    187,924     17,956          -
                                                                                                                           -----------
--------------------------------------------------------------------------------------------------------------------------------------
AST DeAM Large-Cap
Value 11
(2000)
Unit Price                    $9.23      9.84          -          -          -          -          -          -          -          -
Number of Units              63,553    50,761          -          -          -          -          -          -          -          -
                                                                                                                           -----------
--------------------------------------------------------------------------------------------------------------------------------------
AST Alliance/Bernstein
Growth + Value 12
(2001)
Unit Price                    $9.68         -          -          -          -          -          -          -          -          -
Number of Units              24,134         -          -          -          -          -          -          -          -          -
                                                                                                                           -----------
--------------------------------------------------------------------------------------------------------------------------------------
AST Sanford Bernstein
Core Value 12
(2001)
Unit Price                   $10.10         -          -          -          -          -          -          -          -          -
Number of Units              54,784         -          -          -          -          -          -          -          -          -
                                                                                                                           -----------
--------------------------------------------------------------------------------------------------------------------------------------
AST Cohen & Steers
Realty
(1998)
Unit Price                   $10.86     10.63       8.48       8.35          -          -          -          -          -          -
Number of Units             345,833   335,316    232,305     91,685          -          -          -          -          -          -
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
AST Sanford Bernstein
Managed Index 500 13
(1998)
Unit Price                   $12.40     13.86      15.31      12.71          -          -          -          -          -          -
Number of Units             691,458   523,132    262,088    222,115          -          -          -          -          -          -
--------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------------------
                            2001      2000       1999       1998       1997       1996       1995       1994       1993       1992
--------------------------------------------------------------------------------------------------------------------------------------
AST American Century
Income & Growth 14
(1997)
Unit Price                   $13.34     14.66      16.54      13.54      12.14          -          -          -          -          -
Number of Units             361,018   386,882    212,826    158,481    104,567          -          -          -          -          -
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
AST Alliance Growth
and Income 15
(1993)
Unit Price                   $25.17     25.45      24.28      21.05      18.84      15.32      13.04      10.21      10.13          -
Number of Units           1,063,471   824,148    771,705    666,925    700,150    671,510    498,080    238,128      9,793          -
--------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           -----------
AST MFS Growth with
Income
(1999)
Unit Price                    $8.78     10.46      10.51          -          -          -          -          -          -          -
Number of Units              79,553    76,365        383          -          -          -          -          -          -          -
--------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           -----------
AST INVESCO Capital
Income 16
(1993)
Unit Price                   $20.79     22.89      22.00      19.82      17.60      14.38      12.39       9.62          -          -
Number of Units             421,855   458,422    291,589    317,432    287,286    283,889    293,340    150,719          -          -
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
AST DeAM Global
Allocation 17
(1993)
Unit Price                   $17.47     19.92      20.97      17.46      15.57      13.27      12.04       9.91      10.04          -
Number of Units             149,042   172,245    203,969    223,039    211,541    186,453    239,737    114,927      6,185          -
--------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           -----------
AST American Century
Strategic Balanced
(1997)
Unit Price                   $14.00     14.65      15.22      13.56      11.25          -          -          -          -          -
Number of Units             182,487   106,849     52,889     22,252      3,720          -          -          -          -          -
                                                                                                                           -----------
--------------------------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Asset
Allocation
(1993)
Unit Price                   $19.02     20.11      20.34      18.56      15.78      13.44      11.98       9.80          -          -
Number of Units             109,469   114,244    134,685    136,200     99,319     82,655     89,787     74,058          -          -
--------------------------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price
Global Bond 18
(1993)
Unit Price                   $11.15     10.93      11.05      12.13      10.65      11.11      10.58       9.61          -          -
Number of Units             192,368   211,010    222,268    335,544    266,136    213,216    127,373     25,171          -          -
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
AST Federated High
Yield
(1993)
Unit Price                   $13.25     13.31      14.84      14.64      14.37      12.75      11.32       9.56          -          -
Number of Units             786,689   652,586    557,915    626,368    595,692    433,739    300,107    122,508          -          -
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
AST Lord Abbett
Bond-Debenture
(2000)
Unit Price                   $10.38     10.14          -          -          -          -          -          -          -          -
Number of Units             149,890     1,858          -          -          -          -          -          -          -          -
--------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------------------
                            2001      2000       1999       1998       1997       1996       1995       1994       1993       1992
--------------------------------------------------------------------------------------------------------------------------------------
AST PIMCO Total
Return Bond
(1993)
Unit Price                   $16.20     14.98      13.51      13.75      12.65      11.60      11.32       9.62          -          -
Number of Units           2,171,814 2,219,006  1,509,966  1,703,920  1,523,587  1,203,159    846,356    256,950          -          -
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
AST PIMCO Limited
Maturity Bond
(1995)
Unit Price                   $14.24     13.28      12.32      12.00      11.42      10.71      10.41          -          -          -
Number of Units           1,002,458   862,868    807,789    593,352    469,686    424,713    399,158          -          -          -
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
AST Money Market
(1993)
Unit Price                   $13.72     13.31      12.63      12.15      11.63      11.14      10.70      10.23      10.00          -
Number of Units           7,694,667 7,219,151  3,950,988  1,757,232  1,518,310  1,292,931    968,666    880,903     36,093          -

The Montgomery Variable
Series - MV Emerging
Markets
(1996)
Unit Price                    $6.77      7.32      10.31       6.30      10.15      10.29          -          -          -          -
Number of Units             235,357   220,596    210,007    250,465    305,775     39,355          -          -          -          -

Wells Fargo Variable
Trust - Equity Value
(1998)
Unit Price                    $9.07      9.76       9.28       9.58          -          -          -          -          -          -
Number of Units             131,195   131,343     22,874      1,943          -          -          -          -          -          -
--------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable
Trust - Equity Income
(2000)
Unit Price                   $16.01     17.03          -          -          -          -          -          -          -          -
Number of Units              14,888     7,400          -          -          -          -          -          -          -          -

Rydex Variable Trust -
Nova
(1999)
Unit Price                    $6.54      8.61      10.88          -          -          -          -          -          -          -
Number of Units              96,678   160,940    170,171          -          -          -          -          -          -          -
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -
Ursa
(1999)
Unit Price                   $12.29     10.76       9.33          -          -          -          -          -          -          -
Number of Units               1,421    58,713     39,869          -          -          -          -          -          -          -
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -
OTC
(1999)
Unit Price                    $6.78     10.53      17.15          -          -          -          -          -          -          -
Number of Units             185,653   502,685    156,294          -          -          -          -          -          -          -

--------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------------------
                            2001      2000       1999       1998       1997       1996       1995       1994       1993       1992
--------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Dynamics
(1999)
Unit Price                    $9.13     13.35      13.93          -          -          -          -          -          -          -
Number of Units             267,417   210,494      9,545          -          -          -          -          -          -          -
--------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Technology
(1999)
Unit Price                    $6.78     12.59      16.55          -          -          -          -          -          -          -
Number of Units             409,546   381,493    127,037          -          -          -          -          -          -          -
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Health Sciences
(1999)
Unit Price                   $12.79     14.73      11.36          -          -          -          -          -          -          -
Number of Units             322,329   386,673      4,966          -          -          -          -          -          -          -
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Financial Services
(1999)
Unit Price                   $12.69     14.17      11.43          -          -          -          -          -          -          -
Number of Units             282,129   414,091      3,896          -          -          -          -          -          -          -
--------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Telecommunications
(1999)
Unit Price                    $5.09     11.15      15.20          -          -          -          -          -          -          -
Number of Units             242,965   280,967    136,110          -          -          -          -          -          -          -

Evergreen VA - Global
Leaders
(1999)
Unit Price                    $9.16     10.64          -          -          -          -          -          -          -          -
Number of Units              28,265    18,481          -          -          -          -          -          -          -          -
--------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA - Special
Equity
(1999)
Unit Price                   $10.14     11.11          -          -          -          -          -          -          -          -
Number of Units             114,085    33,699          -          -          -          -          -          -          -          -
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA -
Omega 12
(2001)
Unit Price                    $9.08         -          -          -          -          -          -          -          -          -
Number of Units              28,442         -          -          -          -          -          -          -          -          -

ProFund VP -
Europe 30
(1999)
Unit Price                    $8.01     10.62      12.26          -          -          -          -          -          -          -
Number of Units              74,072    33,488        134          -          -          -          -          -          -          -
--------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------------------
                            2001      2000       1999       1998       1997       1996       1995       1994       1993       1992
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
UltraSmall-Cap 19
(1999)
Unit Price                    $8.51      9.27      11.98          -          -          -          -          -          -          -
Number of Units             221,152   233,113          -          -          -          -          -          -          -          -
--------------------------------------------------------------------------------------------------------------------------------------
ProFund VP - OTC 20
(2001)
Unit Price                    $5.81         -          -          -          -          -          -          -          -          -
Number of Units             163,539         -          -          -          -          -          -          -          -          -
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
UltraOTC
(1999)
Unit Price                    $1.94      6.25      23.61          -          -          -          -          -          -          -
Number of Units           1,166,884   473,337    189,497          -          -          -          -          -          -          -
--------------------------------------------------------------------------------------------------------------------------------------
ProFund VP - Bear 20
(2001)
Unit Price Number of         $11.62         -          -          -          -          -          -          -          -          -
Units                       104,865         -          -          -          -          -          -          -          -          -
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
Bull Plus 20
(2001)
Unit Price                    $7.52         -          -          -          -          -          -          -          -          -
Number of Units              80,778         -          -          -          -          -          -          -          -          -
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
Biotechnology 20
(2001)
Unit Price                    $8.43         -          -          -          -          -          -          -          -          -
Number of Units              47,974         -          -          -          -          -          -          -          -          -
--------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
Energy 20
(2001)
Unit Price                    $9.25         -          -          -          -          -          -          -          -          -
Number of Units             262,999         -          -          -          -          -          -          -          -          -
--------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
Financial 20
(2001)
Unit Price                    $9.28         -          -          -          -          -          -          -          -          -
Number of Units              12,893         -          -          -          -          -          -          -          -          -
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
Healthcare 20
(2001)
Unit Price                    $9.42         -          -          -          -          -          -          -          -          -
Number of Units              38,320         -          -          -          -          -          -          -          -          -
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
Real Estate 20
(2001)
Unit Price                   $10.84         -          -          -          -          -          -          -          -          -
Number of Units              35,747         -          -          -          -          -          -          -          -          -
--------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------------------
                            2001      2000       1999       1998       1997       1996       1995       1994       1993       1992
--------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
Technology 20
(2001)
Unit Price                    $5.95         -          -          -          -          -          -          -          -          -
Number of Units              53,955         -          -          -          -          -          -          -          -          -
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
Telecommunications 20
(2001)
Unit Price                    $7.15         -          -          -          -          -          -          -          -          -
Number of Units               1,696         -          -          -          -          -          -          -          -          -
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
Utilities 20
(2001)
Unit Price                    $8.18         -          -          -          -          -          -          -          -          -
Number of Units              48,251         -          -          -          -          -          -          -          -          -

First Trust(R)10
Uncommon Values
(2000)
Unit Price                    $4.77      7.46          -          -          -          -          -          -          -          -
Number of Units              44,306    37,575          -          -          -          -          -          -          -          -

Prudential - SP Jennison
International Growth 21
(2001)
Unit Price                    $7.43         -          -          -          -          -          -          -          -          -
Number of Units                 -0-         -          -          -          -          -          -          -          -          -
--------------------------------------------------------------------------------------------------------------------------------------

1.       Effective December 10, 2001, Strong Capital  Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to December 10,
     2001, A I M Capital  Management,  Inc.  served as  Sub-advisor  of the Portfolio,  then named "AST AIM  International  Equity."
     Between October 15, 1996 and May 3, 1999,  Putnam  Investment  Management,  Inc.  served as Sub-advisor of the Portfolio,  then named "AST Putnam  International  Equity."  Prior to October 15, 1996,  Seligman  Henderson  Co. served as  Sub-advisor  of the
     Portfolio, then named "Seligman Henderson International Equity Portfolio."
2.       This  Portfolio  reflects the  addition of the net assets of the AST American  Century  International  Growth  Portfolio II
     ("Portfolio II") as a result of the merger between the Portfolio and Portfolio II.
3.       Effective  May 1, 2002,  Deutsche  Asset  Management,  Inc.  became  Sub-advisor  of the  Portfolio.  Prior to May 1, 2002,
     Founders Asset Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Founders  Passport." Prior to October
     15, 1996,  Seligman Henderson Co. served as Sub-advisor of the Portfolio,  then named "Seligman  Henderson  International Small
     Cap Portfolio."
4.       Effective  September 17, 2001, Pilgrim Baxter & Associates,  Ltd. became  Sub-advisor of the Portfolio.  Prior to September
     17, 2001, Janus Capital  Corporation served as Sub-advisor of the Portfolio,  then named "AST Janus Small-Cap Growth." Prior to
     December 31, 1998,  Founders  Asset  Management,  LLC served as  Sub-advisor of the  Portfolio,  then named  "Founders  Capital
     Appreciation Portfolio."
5.       Effective December 10, 2001,  Deutsche Asset Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to December 10,
     2001,  Zurich Scudder  Investments,  Inc.  served as Sub-advisor of the  Portfolio,  then named "AST Scudder  Small-Cap  Growth
     Portfolio".  Prior to May 1, 2001 the Portfolio was named "AST Kemper Small-Cap Growth Portfolio."
6.       Effective May 1, 2001,  Goldman Sachs Asset  Management  became  Sub-advisor of the Portfolio.  Prior to May 1, 2001, Lord,
     Abbett & Co. served as Sub-advisor of the Portfolio, then named "AST Lord Abbett Small Cap Value."
7.       Effective  October 23, 2000,  GAMCO  Investors,  Inc.  became  Sub-advisor of the Portfolio.  Prior to October 23, 2000, T.
     Rowe Price  Associates,  Inc.  served as  Sub-advisor  of the  Portfolio,  then named "AST T. Rowe Price  Small  Company  Value
     Portfolio."
8.       Effective May 1, 1998,  Neuberger  Berman  Management,  Inc.  became  Sub-advisor of the  Portfolio.  Prior to May 1, 1998,
     Berger Associates, Inc. served as Sub-advisor of the Portfolio, then named "Berger Capital Growth Portfolio."
9.       Effective May 1, 1998,  Neuberger  Berman  Management,  Inc.  became  Sub-advisor of the  Portfolio.  Prior to May 1, 1998,
     Federated Investment Counseling served as Sub-advisor of the Portfolio, then named "Federated Utility Income Portfolio."
10.      Effective May 1, 2000,  Alliance Capital  Management,  L.P. became Sub-advisor of the Portfolio.  Between December 31, 1998 and May 1, 2000,  OppenheimerFunds,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Oppenheimer Large-Cap Growth
     Portfolio." Prior to December 31, 1998,  Robertson,  Stephens & Company  Investment  Management,  L.P. served as Sub-advisor of the Portfolio, then named "Robertson Stephens Value + Growth Portfolio."
11.      Effective May 1, 2002,  Deutsche Asset Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to May 1, 2002, Janus
     Capital Corporation served as Sub-advisor of the Portfolio, then named "AST Janus Strategic Value."
12.      These Portfolios were first offered as Sub-accounts on May 1, 2001.
13.      Effective  May 1, 2000,  Sanford C.  Bernstein & Co.,  Inc.  became  Sub-advisor  of the  Portfolio.  Prior to May 1, 2000,
     Bankers Trust Company served as Sub-advisor of the Portfolio, then named "AST Bankers Trust Managed Index 500 Portfolio."
14.      Effective May 3, 1999, American Century Investment  Management,  Inc. became Sub-advisor of the Portfolio.  Between October
     15, 1996 and May 3, 1999, Putnam  Investment  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Putnam
     Value Growth & Income."
15.      Effective May 1, 2000,  Alliance  Capital  Management,  L.P.  became  Sub-advisor of the  Portfolio.  Prior to May 1, 2000,
     Lord, Abbett & Co. served as Sub-advisor of the Portfolio, then named "AST Lord Abbett Growth and Income Portfolio."

16.      Effective July 1, 2002, the AST INVESCO Equity Income portfolio changed its name to AST INVESCO Capital Income.

17.      Effective May 1, 2001,  Deutsche Asset Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to May 1, 2002, A I M
     Capital  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST AIM Balanced." Between October 15, 1996 and
     May 3, 1999,  Putnam  Investment  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Putnam  Balanced."
     Prior to October 15, 1996, Phoenix  Investment  Counsel,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Phoenix
     Balanced Asset Portfolio."
18.      Effective August 8, 2000, T. Rowe Price  International,  Inc. became  Sub-advisor of the Portfolio.  Effective May 1, 2000, the name of the  Portfolio  was changed to the "AST T. Rowe Price  Global  Bond".  Effective  May 1, 1996,  Rowe  Price-Fleming
     International,  Inc.  became  Sub-advisor of the Portfolio.  Prior to May 1, 1996,  Scudder,  Stevens & Clark,  Inc.  served as
     Sub-advisor of the Portfolio, then named "AST Scudder International Bond Portfolio."
19.      Prior to May 1, 2000, ProFund VP UltraSmall-Cap was named "ProFund VP Small Cap" and sought daily investment results that corresponded to the performance of the Russell 2000(R)Index.
20.      These Portfolios were first offered as Sub-accounts on January 22, 2001.
21.      This Portfolio was first offered as a Sub-account on April 15, 2001.

                                        APPENDIX C - CALCULATION OF OPTIONAL DEATH BENEFITS

Examples of Enhanced Beneficiary Protection Optional Death Benefit Calculation
The following are examples of how the Enhanced  Beneficiary  Protection  Optional Death Benefit is calculated.  Each example assumes that a $50,000  initial  Purchase  Payment is made. Each example assumes that there is one Owner who is age 50 on the Issue Date and that all Account  Value is maintained in the variable  investment  options.  The formula for  determining  the Enhanced  Beneficiary
Protection Optional Death Benefit is as follows:

           Growth =               Account Value of variable             minus         Purchase Payments - proportional
                               investment options plus Interim
                                Value of Fixed Allocations (no
                                         MVA applies)                                           withdrawals

Example with market increase
Assume that the Owner has made no withdrawals  and that the Account Value has been  increasing due to positive  market  performance.
On the date we receive  due proof of death,  the  Account  Value is  $75,000.  The basic  Death  Benefit is  calculated  as Purchase
Payments minus proportional  withdrawals,  or Account Value, which ever is greater.  Therefore,  the basic Death Benefit is equal to
$75,000.  The Enhanced  Beneficiary  Protection  Optional Death Benefit is equal to the amount payable under the basic Death Benefit
($75,000) PLUS 40% of the "Growth" under the Annuity.

         Growth   =        $75,000 - [$50,000 - $0]
                  =        $25,000

         Benefit Payable under Enhanced Beneficiary Protection Optional Death Benefit = 40% of Growth
                  =        $25,000 * 0.40
                  =        $10,000

         Benefit Payable under Basic Death Benefit PLUS Enhanced Beneficiary Protection Optional Death Benefit
                  =        $85,000

Examples with market decline
Assume  that the  Owner  has made no  withdrawals  and that  the  Account  Value  has been  decreasing  due to  declines  in  market performance.  On the date we receive due proof of death,  the Account  Value is $45,000.  The basic Death  Benefit is  calculated as
Purchase Payments minus proportional  withdrawals,  or Account Value, which ever is greater.  Therefore,  the basic Death Benefit is equal to $50,000.  The Enhanced  Beneficiary  Protection Optional Death Benefit is equal to the amount payable under the basic Death
Benefit ($50,000) PLUS the "Growth" under the Annuity.

         Growth   =        $45,000 - [$50,000 - $0]
                  =        $-5,000

         Benefit Payable under Enhanced Beneficiary Protection Optional Death Benefit = 40% of Growth
                  NO BENEFIT IS PAYABLE

         Benefit Payable under Basic Death Benefit PLUS Enhanced Beneficiary Protection Optional Death Benefit
                  =        $50,000

In this example you would receive no additional benefit from purchasing the Enhanced Beneficiary Protection Optional Death Benefit.

Example with market increase and withdrawals
Assume that the Account Value has been increasing due to positive  market  performance and the Owner made a withdrawal of $15,000 in
Annuity Year 5 when the Account  Value was $75,000.  On the date we receive due proof of death,  the Account  Value is $90,000.  The basic Death Benefit is calculated as Purchase  Payments minus  proportional  withdrawals,  or Account Value,  which ever is greater.
Therefore,  the basic Death Benefit is equal to $90,000.  The Enhanced  Beneficiary  Protection  Optional  Death Benefit is equal to the amount payable under the basic Death Benefit ($90,000) PLUS 40% of the "Growth" under the Annuity.

         Growth   =        $90,000 - [$50,000 - ($50,000 * $15,000/$75,000)]
                  =        $90,000 - [$50,000 - $10,000]
                  =        $90,000 - $40,000
                  =        $50,000

         Benefit Payable under Enhanced Beneficiary Protection Optional Death Benefit = 40% of Growth
                  =        $50,000 * 0.40
                  =        $20,000

         Benefit Payable under Basic Death Benefit PLUS Enhanced Beneficiary Protection Optional Death Benefit
                  =        $110,000

Examples of Highest Anniversary Value Death Benefit Calculation
The  following  are examples of how the Highest  Anniversary  Value Death  Benefit is  calculated.  Each example  assumes an initial
Purchase  Payment of  $50,000.  Each  example  assumes  that there is one Owner who is age 70 on the Issue Date and that all Account
Value is maintained in the variable investment options.

Example with market increase and death before Death Benefit Target Date
Assume that the Owner's  Account Value has generally been  increasing  due to positive  market  performance  and that no withdrawals have been made.  On the date we receive due proof of death,  the Account Value is $75,000;  however,  the  Anniversary  Value on the
5th  anniversary  of the Issue Date was $90,000.  Assume as well that the Owner has died before the Death Benefit  Target Date.  The
Death Benefit is equal to the greater of the Highest  Anniversary  Value or the basic Death Benefit.  The Death Benefit would be the
Highest  Anniversary  Value  ($90,000)  because it is greater  than the amount  that would have been  payable  under the basic Death
Benefit ($75,000).

Example with withdrawals
Assume that the Account Value has been increasing due to positive  market  performance and the Owner made a withdrawal of $15,000 in
Annuity  Year 7 when the  Account  Value was  $75,000.  On the date we receive  due proof of death,  the  Account  Value is $80,000;
however,  the  Anniversary  Value on the 5th  anniversary  of the  Issue  Date was  $90,000.  Assume as well that the Owner has died before the Death  Benefit  Target  Date.  The Death  Benefit is equal to the greater of the Highest  Anniversary  Value or the basic
Death Benefit.

Highest Anniversary Value  = $90,000 - [$90,000 * $15,000/$75,000]
                                    = $90,000 - $18,000
                                    = $72,000

Basic Death Benefit                 = $80,000 - [$80,000 * $15,000/$75,000]
                                    = $80,000 - $16,000
                                    = $64,000

Example with death after Death Benefit Target Date
Assume that the Owner's Account Value has generally been  increasing due to positive market  performance and that no withdrawals had been made prior to the Death  Benefit  Target Date.  Further  assume that the Owner dies after the Death Benefit  Target Date,  when the Account Value is $75,000.  The Highest  Anniversary Value on the Death Benefit Target Date was $80,000;  however,  following the
Death  Benefit  Target  Date,  the Owner made a Purchase  Payment of $15,000 and had taken a  withdrawal  of $5,000 when the Account
Value was  $70,000.  The Death  Benefit is equal to the  greater of the  Highest  Anniversary  Value plus  Purchase  Payments  minus proportional withdrawals after the Death Benefit Target Date or the basic Death Benefit.

Highest Anniversary Value  = $80,000 + $15,000 - [$80,000 * $5,000/$70,000]
                                    = $80,000 + $15,000 - $5,714
                                    = $100,714

Basic Death Benefit                 = $75,000

                                           APPENDIX D-1 -ADVISOR'S CHOICE PRIOR CONTRACT

Between  November 1993 and July 31, 1997, the American  Skandia offered a variable annuity under the marketing name Advisors Choice(R)
which is no  longer  being  offered  ("Choice"  or  "Prior  Contract").  Purchase  Payments  may  continue  to be made to the  Prior
Contract.  Assets supporting the Prior Contracts are maintained in Sub-account of Separate Account B.

The principle  differences  between the contracts offered by this Prospectus under the marketing name Advisors Choice(R)2000 ("Choice
2" or "Current  Contract")  and the Prior  Contract  relate to the  availability  of fixed  investment  options  under the contract, charges made by the Company, and death benefit provisions.

GLOSSARY OF TERMS

Some of the definitions used in the Choice contract are different from the definitions used in Choice 2 contract.

The  definition  of "Account  Value" in the Choice 2  prospectus  is the same as the  definition  of  "Account  Value" in the Choice prospectus,  except  for the  inclusion  of  disclosure  related to fixed  investment  options.  Fixed  investment  options  are not available in the Prior Contract.

The following  defined terms in the Choice 2 prospectus  relating to the fixed  investment  options are not  applicable to the Prior
Contracts: "Current Rates," "Fixed Allocation," "Guarantee Period," "Interim Value," "MVA," and "Maturity Date."

The  definition of "Net Purchase  Payment" in the CHC2  prospectus  is the same as the  definition of "Net Purchase  Payment" in the
Choice prospectus,  except for the inclusion of any applicable sales charge,  initial maintenance fee and/or charge for taxes in the
Choice contracts.

WHAT ARE THE FIXED INVESTMENT OPTIONS?
The Prior Contracts do not offer a fixed investment option.  Therefore, any provisions in this Prospectus that relate to the Fixed
Allocations are not applicable to the Prior Contract.

FEES AND CHARGES

WHAT ARE THE CONTRACT FEES AND CHARGES?

Annual  Maintenance  Fee: A maintenance  fee for the Prior Contract  equaling the lesser of $35 or 2% may be assessed  against:  (a)
the initial  Purchase  Payment;  and (b) each Annuity Year after the first,  the Account Value.  It applies to the initial  Purchase
Payment only if less than $50,000.  It is assessed,  as of the first Valuation  Period of each Annuity Year after the first only if, at that time, the Account Value of the Annuity is less than $50,000.

MANAGING YOUR ACCOUNT VALUE

DO YOU OFFER DOLLAR COST AVERAGING?
Your  Choice  annuity  must have an Account  Value of not less than  $20,000 at the time we accept  your  request  for a dollar cost averaging program.

DO YOU OFFER A PROGRAM TO BALANCED FIXED AND VARIABLE INVESTMENTS?
The "Balanced Investment Program" is not available under the Prior Contract.

Guaranteed Return OptionSM: This benefit is not available in a Choice contract.

AMERICAN SKANDIA'S PERFORMANCE ADVANTAGE
This benefit is not available under the Prior Contract.

ACCESS TO ACCOUNT VALUE

CAN I MAKE PERIODIC WITHDRAWALS FROM THE ANNUITY DURING THE ACCUMULATION PERIOD?
Your Choice  annuity must have an Account  Value of at least  $25,000 at the time we accept your request for a program of Systematic
Withdrawals.

WHAT TYPES OF ANNUITY PAYMENT OPTIONS ARE AVAILABLE UPON ANNUITIZATION?
The minimum monthly annuity payment for the Choice contract is $50.00, except where a lower amount is required by law.

DEATH BENEFIT
The minimum  death  benefit for the Choice  contract is the total of each  Purchase  Payment  growing  daily at the  equivalent of a specified  interest rate per year starting as to each Purchase  Payment on the date it is allocated to the Account  Value,  less the total of each withdrawal,  of any type,  growing daily at the equivalent of the same specified interest rate per year starting as of the date of each such  withdrawal.  However,  this  minimum  death  benefit may not exceed  200% of (A) minus (B),  where (A) is the total of all Purchase Payment received; and (B) is the total of all withdrawals of any type.

Currently, the specified rate at which the minimum death benefit increases is 5% per year, compounded yearly.

Optional Death Benefits
The Optional Death Benefits are not available under the Prior Contract.

Plus40(TM)OPTIONAL LIFE INSURANCE RIDER
The Plus40(TM)Optional Life Insurance Rider is not available under the Prior Contract.

Performance Information

The  calculation  of  performance  information  and the  Standard  Total  Return and the  Non-standard  Total  Return for the Choice
Sub-accounts are set forth in the Choice 2 Statement of Additional Information.

                                           APPENDIX D-2 -ADVISOR'S DESIGN PRIOR CONTRACT

EXPENSE EXAMPLES

The Expense Examples for the Prior Contract are as follows:

The examples  shown assume  that:  (a) the maximum  sales charge  applies (b) fees and expenses  remain  constant;  (c) there are no withdrawals of Account Value during the period shown; (d) there are no transfers or other  transactions  subject to a fee during the period shown; (e) no tax charge applies;  and (f) the expenses  throughout the period for the underlying mutual fund portfolios will be the lower of the expenses  without any applicable  reimbursement or expenses after any applicable  reimbursement,  as shown above in the section entitled Contract Expense Summary.

----------------------------------------------------------------------------------------------------------------------------------------
                                                                  Expense Examples
                                                 (amounts shown are rounded to the nearest dollar)
----------------------------------------------------------------------------------------------------------------------------------------

There is no Contingent  Deferred  Sales Charge on  withdrawals.  Therefore,  whether or not you surrender your Annuity at the end of the  applicable  time  period or begin  taking  annuity  payments  at such time,  you would pay the  following  expenses on a $1,000 investment, assuming 5% annual return on assets:

                                         ---------------------------------------------
                                         If your initial  Purchase  Payment is below
                                         $50,000  and  at  the   beginning  of  each
                                         Annuity  Year your  Account  Value is below
                                         $50,000,   so  that  the   maintenance  fee
                                         applies:

                                         ---------------------------------------------

-------------------------------------------- ---------- ---------- -------- ----------
Sub-Account:                                 1 Year     3 Years    5 Years  10 Years
-------------------------------------------- ---------- ---------- -------- ----------
AST Strong International Equity                 35         76        119       237
AST William Blair International Growth          35         76        119       237
AST American Century International Growth       36         80        126       253
AST DeAM International Equity                   35         76        120       240
AST MFS Global Equity                           37         83        132       264
AST PBHG Small-Cap Growth                       35         76        119       239
AST DeAM Small-Cap Growth                       35         76        119       239
AST Federated Aggressive Growth                 37         82        129       259
AST Goldman Sachs Small-Cap Value               35         77        121       243
AST Gabelli Small-Cap Value                     34         73        115       230
AST DeAM Small-Cap Value                        34         73        114       227
AST Goldman Sachs Mid-Cap Growth                36         79        124       247
AST Neuberger Berman Mid-Cap Growth             34         74        117       234
AST Neuberger Berman Mid-Cap Value              35         77        122       245
AST Alger All-Cap Growth                        35         77        121       243
AST Gabelli All-Cap Value                       35         77        121       243
AST T. Rowe Price Natural Resources             34         74        116       233
AST Alliance Growth                             34         75        118       236
AST MFS Growth                                  34         74        116       233
AST Marsico Capital Growth                      34         73        114       228
AST Goldman Sachs Concentrated Growth           33         71        111       223
AST DeAM Large-Cap Growth                       33         71        111       221
AST DeAM Large-Cap Value                        33         71        111       221
AST Alliance/Bernstein Growth + Value           37         82        129       259
AST Sanford Bernstein Core Value                35         76        119       238
AST Cohen & Steers Realty                       35         77        122       244
AST Sanford Bernstein Managed Index 500         31         64        99        198
-------------------------------------------- ---------- ---------- -------- ----------

-------------------------------------------- ---------- ---------- -------- ----------
Sub-Account:                                 1 Year     3 Years    5 Years  10 Years
-------------------------------------------- ---------- ---------- -------- ----------
AST American Century Income & Growth            33         70        109       216
AST Alliance Growth and Income                  33         70        109       216
AST MFS Growth with Income                      34         74        116       233
AST INVESCO Capital Income                      32         68        106       212
AST DeAM Global Allocation                      26         49        73        142
AST American Century Strategic Balanced         34         73        115       230
AST T. Rowe Price Asset Allocation              34         74        116       233
AST T. Rowe Price Global Bond                   34         73        115       230
AST Federated High Yield                        33         70        109       217
AST Lord Abbett Bond-Debenture                  34         74        116       233
AST DeAM Bond                                   32         68        107       214
AST PIMCO Total Return Bond                     31         65        101       200
AST PIMCO Limited Maturity Bond                 31         65        102       204
AST Money Market                                29         58        89        176

MV Emerging Markets                             40         91        145       292

WFVT Equity Value                               33         71        111       222
WFVT Equity Income                              33         71        111       222

Rydex Nova                                      38         85        134       269
Rydex Ursa                                      38         85        134       269
Rydex OTC                                       42         98        156       313

INVESCO VIF Dynamics                            34         73        115       230
INVESCO VIF Technology                          34         73        114       229
INVESCO VIF Health Sciences                     34         73        114       228
INVESCO VIF Financial Services                  34         73        114       229
INVESCO VIF Telecommunications                  34         74        116       233

Evergreen VA Global Leaders                     33         71        111       222
Evergreen VA Special Equity                     33         72        113       225
Evergreen VA Omega                              30         62        96        191

ProFund VP Europe 30                            42         98        156       313
ProFund VP Asia 30                              43         100       159       318
ProFund VP Japan                                43         100       159       318
ProFund VP Banks                                43         100       160       320
ProFund VP Basic Materials                      43         100       160       320
ProFund VP Biotechnology                        43         101       161       322
ProFund VP Consumer Cyclical                    43         100       160       320
ProFund VP Consumer Non-Cyclical                43         100       160       320
ProFund VP Energy                               43         101       161       322
ProFund VP Financial                            43         101       161       322
ProFund VP Healthcare                           43         101       161       322
ProFund VP Industrial                           43         100       160       320
ProFund VP Internet                             43         100       160       320
ProFund VP Pharmaceuticals                      43         100       160       320
ProFund VP Precious Metals                      43         100       160       320
ProFund VP Real Estate                          43         101       161       322
ProFund VP Semiconductor                        43         100       160       320
ProFund VP Technology                           43         101       161       322
ProFund VP Telecommunications                   43         101       161       322
ProFund VP Utilities                            43         101       161       322
ProFund VP Bull                                 43         101       161       322
-------------------------------------------- ---------- ---------- -------- ----------

-------------------------------------------- ---------- ---------- -------- ----------
Sub-Account:                                 1 Year     3 Years    5 Years  10 Years
-------------------------------------------- ---------- ---------- -------- ----------
-------------------------------------------- ---------- ---------- -------- ----------
ProFund VP Bear                                 42         98        156       313
ProFund VP Bull Plus                            43         100       159       318
ProFund VP OTC                                  42         98        157       315
ProFund VP Short OTC                            43         100       159       319
ProFund VP UltraOTC                             43         100       159       319
ProFund VP Mid-Cap Value                        43         100       160       320
ProFund VP Mid-Cap Growth                       43         100       160       320
ProFund VP UltraMid-Cap                         43         101       161       321
ProFund VP Small-Cap Value                      43         101       161       321
ProFund VP Small-Cap Growth                     43         101       161       321
ProFund VP UltraSmall-Cap                       43         101       161       322
ProFund VP U.S. Government Plus                 40         92        147       294
ProFund VP Rising Rates Opportunity             43         100       159       319

First Trust(R)10 Uncommon Values                 37         82        130       261

SP Jennison International Growth                40         91        144       289
-------------------------------------------- ---------- ---------- -------- ----------

The Expense Examples shown above assume your Account Value is less than $50,000 so that the Annual Maintenance Fee applies.  If your Account Value is greater than $50,000 such that the Annual Maintenance Fee does not apply, the amounts indicated in the
Expense Examples shown above would be reduced.

FEES AND CHARGES

WHAT ARE THE CONTRACT FEES AND CHARGES?

Sales  Charge:  The Prior  Contract  provides  for a sales charge in the amount of 1.5% of each  Purchase  Payment.  Any  applicable sales charge is deducted from each Purchase Payment.

EXCEPTIONS/REDUCTIONS TO FEES AND CHARGES
We may reduce or eliminate  certain  fees and charges or alter the manner in which the  particular  fee or charge is  deducted.  For example,  we may  reduce  the  amount of the CDSC or the length of time it  applies,  reduce or  eliminate  the amount of the Annual
Maintenance Fee or reduce the portion of the Insurance Charge for administrative  costs.  Generally,  these types of changes will be based on a reduction to our sales,  maintenance or  administrative  expenses due to the nature of the individual or group purchasing the Annuity.  Some of the factors we might  consider in making such a decision  are: (a) the size and type of group;  (b) the number of Annuities  purchased by an Owner; (c) the amount of Purchase Payments or likelihood of additional  Purchase Payments;  and/or (d)
other  transactions  where  sales,  maintenance  or  administrative  expenses  are likely to be  reduced.  We will not  discriminate unfairly  between  Annuity  purchasers if and when we reduce the portion of the Insurance  Charge  attributed to the charge covering administrative costs.

No sales charge is imposed when any group annuity  contract or any Annuity issued  pursuant to this Prospectus is owned on its Issue
Date  by:  (a)  any  parent  company,  affiliate  or  subsidiary  of  ours;  (b) an  officer,  director,  employee,  retiree,  sales representative,  or in the case of an affiliated broker-dealer,  registered representative of such company; (c) a director,  officer or trustee of any underlying  mutual fund;  (d) a director,  officer or employee of any investment  manager,  sub-advisor,  transfer agent, custodian,  auditing, legal or administrative services provider that is providing investment management,  advisory,  transfer agency,  custodianship,  auditing,  legal and/or administrative services to an underlying mutual fund or any affiliate of such firm;
(e) a director,  officer,  employee or registered  representative  of a  broker-dealer  or insurance  agency that has a then current selling agreement with us and/or with American Skandia  Marketing,  Incorporated;  (f) a director,  officer,  employee or authorized representative  of any  firm  providing  us or our  affiliates  with  regular  legal,  actuarial,  auditing,  underwriting,  claims, administrative,  computer support,  marketing, office or other services; (g) the then current spouse of any such person noted in (b)
through  (f),  above;  (h) the parents of any such  person  noted in (b)  through  (g),  above;  (i) the  child(ren)  or other legal dependent  under the age of 21 of any such person noted in (b) through (h) above;  and (j) the siblings of any such persons noted in
(b) through (h) above.

Any elimination of the sales charge or any reduction to the amount of such charges will not  discriminate  unfairly  between Annuity purchasers.  We will not make any changes to this charge where prohibited by law.

MANAGING YOUR ACCOUNT VALUE

Guaranteed Return OptionSM: This benefit is not available in the Prior Contract.

DEATH BENEFIT

Optional Death Benefits
The Optional Death Benefits are not available under the Prior Contract.

Plus40(TM)OPTIONAL LIFE INSURANCE RIDER
The Plus40(TM)Optional Life Insurance Rider is not available under the Prior Contract.

                              APPENDIX E - SALE OF THE CONTRACTS TO RESIDENTS OF THE STATE OF NEW YORK

Some of the provisions of the Annuity are different for contracts offered to residents of the State of New York.  These provisions are noted below.

GLOSSARY OF TERMS

MVA: A market  value  adjustment  used in the  determination  of Account  Value of each Fixed  Allocation  on any day other than the
Maturity  Date of such Fixed  Allocation.  You may  transfer or withdraw  all or part of the Account  Value from a Fixed  Allocation during the 30 days prior to the Maturity Date of such Fixed Allocation without application of a market value adjustment.

INVESTMENT OPTIONS

WHAT ARE THE FIXED INVESTMENT OPTIONS?
The State of New York does not allow a Guarantee Period to exceed ten years in duration.  Additionally, the interest rate we credit to the Fixed Allocation is subject to a minimum.

FEES AND CHARGES

WHAT ARE THE CONTRACT FEES AND CHARGES?

Annual  Maintenance Fee: For contracts  offered to residents of the State of New York the Annual  Maintenance Fee is $30.00 or 2% of
your Account Value invested in the variable investment options, whichever is less.

PURCHASING YOUR ANNUITY

Age Restrictions: The following condition has been added: The Annuitant may not be older than age 85.

MANAGING YOUR ANNUITY

"May I Change the Owner, Annuitant and Beneficiary Designations?":  The following condition has been removed:
                                                                                                     -------
|X|      A new Annuitant subsequent to the Annuity Date.

"May I Return the Annuity if I Change My Mind?":  The  "free-look"  period is within 21 days of receipt of the Annuity and within 10 days of receipt for IRAs.  The amount to be refunded is the Account  Value in the  Sub-accounts  plus the Interim Value of the Fixed
Allocations  and for IRAs the  amount to be  refunded  is the  greater  of Premium or  Account  Value.  Notice  received  by mail is effective as of the date of the postmark.

MANAGING YOUR ACCOUNT VALUE

ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?
 The minimum amount allowed in an investment  option is $500.  Your transfer  request must be In Writing.  A specific  authorization form MUST be completed which authorizes us to accept transfers via phone or through means such as electronic mail.

DO YOU OFFER PROGRAMS DESIGNED TO GUARANTEE A "RETURN OF PREMIUM" AT A FUTURE DATE?
The Guaranteed Return OptionSM will be available to residents of the State of New York upon approval by New York.

MVA Formula:  We apply certain formulas to determine "I" and "J" when we do not offer Guarantee Periods with a duration equal to the remaining period.  These formulas are as follows:

(a)      If we offer Guarantee Periods to your class of Annuities with durations that are both shorter and longer than the remaining period, we interpolate a rate for "J" between our then current interest rates for Guarantee Periods with the next shortest or longest durations then available for new Fixed Allocations for your class of Annuities.

(b)      If we no longer offer Guarantee Periods to your class of Annuities with durations that are both longer and shorter than the remaining period, we determine rates for "J" and, for purposes of determining the MVA only, for "I" based on the Moody's Corporate Bond Yield Average - Monthly average Corporates (the "Average"), as published by Moody's
                  Investor Services, Inc., its successor, or an equivalent service should such Average no longer be published by
                  Moody's.  For determining "I", we will use the Average published on or immediately prior to the state of the applicable Guarantee Period.

WHAT HAPPENS WHEN MY GUARANTEE PERIOD MATURES?
We will notify you of the  Guarantee  Periods  available as of the date of such  notice,  at least 45 days and not more than 60 days prior to the Maturity  Date. No MVA applies to any amounts  allocated to a particular  Fixed  Allocation if you withdraw all or part of the  Account  Value in such Fixed  Allocation  within 30 days of  maturity.  If you are age 55 or older you may invest in a Fixed
Allocation with a Guarantee Period of less than five years.

AMERICAN SKANDIA'S PERFORMANCE ADVANTAGE

This benefit is not available to residents of the State of New York.

ACCESS TO ACCOUNT VALUE

WHAT ARE MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM?
The Minimum  Distribution  provision is only available for annuities  issued under Section 403(b) of the IRS Code or for IRA's where
Minimum Distributions are required.  Minimum Distributions are not available for any other contracts.

"What is a Medically-Related Surrender and How Do I Qualify?":  This section is deleted in its entirety.

HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?
The Annuity Date may not be later than the first day of the calendar month  following the  Annuitant's  90th  birthday.  The Annuity
Date must be the first or the fifteenth days of a calendar  month.  However,  if the contract's  accumulated  value,  at the time of annuitization,  is less than $2,000,  or would provide an income,  the initial  payment of which is less than $20 per month, in lieu of  commencing  annuity  payments,  we reserve the right to cancel the  annuity  and pay you the total of the  Account  Value in any
Sub-account plus the Interim value of any Fixed Allocation.

DEATH BENEFIT

Basic Death Benefit
The basic Death Benefit depends on the decedent's age on the date of death:

         If death occurs before the decedent's age 85:  The Death Benefit is the greater of:

|X|      The sum of all Purchase Payments less the sum of all withdrawals; and
|X|      The sum of your Account Value in the variable investment options and your Interim Value in the Fixed Allocations.

         If death occurs when the decedent is age 85 or older:  The Death  Benefit is the sum of your Account  Value in the variable investment options and your Interim Value in the Fixed Allocations.

Optional Death Benefits

====================================================================================================================================
The Optional  Death  Benefits  described in the  Prospectus  are not offered to  residents  of the State of New York.  However,  the
Highest  Anniversary  Value Optional Death Benefit  described  below is available to new purchasers of the Annuity who are residents of the State of New York.
====================================================================================================================================

If the Annuity has one Owner, the Owner must be age 80 or less at the time the Highest  Anniversary  Value Optional Death Benefit is
purchased.  If the Annuity has joint  Owners,  the oldest  Owner must be age 80 or less.  If the Annuity is owned by an entity,  the
Annuitant must be age 80 or less.

Key Terms Used with the Highest Anniversary Value Death Benefit

|X|      The Death Benefit Target Date is the contract  anniversary  on or after the 80th birthday of the current Owner,  the oldest
             -------------------------
     of either joint Owner or the Annuitant, if entity owned.

|X|      The Highest  Anniversary  Value  equals the highest of all  previous  "Anniversary  Values" on or before the earlier of the
             ---------------------------
     Owner's date of death and the "Death Benefit Target Date".

|X|      The Anniversary  Value is the Account Value as each anniversary of the Issue Date plus the sum of all Purchase  Payments on
             ------------------
     or after such anniversary less the sum of all "Proportional  Reductions"  since such anniversary.  The Anniversary Value on the
     Issue Date is equal to your Purchase Payment.

|X|      A  Proportional  Reduction is a reduction to the value being  measured  caused by a withdrawal,  equaling the percentage of
            -----------------------
     the  withdrawal  as compared to the Account  Value as of the date of the  withdrawal.  For example,  if your  Account  Value is
     $10,000 and you withdraw  $2,000 (a 20% reduction),  we will reduce both your  Anniversary  Value and the amount  determined by
     Purchase Payments increasing at the appropriate interest rate by 20%.

Calculation of Highest Anniversary Value Death Benefit
The Highest Anniversary Value Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.

         If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greatest of:

1.       the Account Value in the  Sub-accounts  plus the Interim Value of any Fixed  Allocations (no MVA) as of the date we receive in writing "due proof of death"; and
2.       the "Highest Anniversary Value" on or immediately preceding the Owner's date of death.

         The amount determined by this calculation is increased by any Purchase Payments received after the Owner's date of death and decreased by any Proportional Reductions since such date.

         If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

1.       the Account  Value as of the date we receive in writing  "due proof of death" (an MVA may be  applicable  to amounts in any
              Fixed Allocations); and
2.       the Highest  Anniversary  Value on the Death Benefit Target Date plus the sum of all Purchase  Payments less the sum of all
              Proportional Reductions since the Death Benefit Target Date.

Charges for Highest Anniversary Value Death Benefit
If you purchase the Highest  Anniversary  Value Optional  Death  Benefit,  an annual charge of 0.20% is deducted from your Annuity's
Account  Value.  The charge will be based on the current Death Benefit under the Highest  Anniversary  Value  Optional Death Benefit
as of the date the charge is deducted  minus the Interim Value of any Fixed  Allocations.  The charge is deducted in addition to the
Insurance  Charge.  The charge is deducted in arrears on each  anniversary of the Issue Date of the Annuity or, if you terminate the
Optional Death Benefit or surrender your Annuity, on the date the termination or surrender is effective.

AMERICAN SKANDIA'S ANNUITY REWARDS
This benefit is not available to residents of the State of New York.

Plus40(TM)OPTIONAL LIFE INSURANCE RIDER
This optional life insurance rider is not available to residents of the State of New York.

GENERAL INFORMATION

Separate Account B: We reserve the right to add Sub-accounts,  eliminate  Sub-accounts,  to combine  Sub-accounts,  or to substitute underlying  mutual funds or portfolios  of  underlying  mutual  funds.  In addition to obtaining  prior  approval from the insurance department of our state of domicile  before making such a  substitution,  deletion or addition,  any such changes are subject to the approval of the Superintendent of Insurance for the State of New York.

STATEMENT OF ADDITIONAL INFORMATION

Deferral of  Transactions:  We may defer any  distribution or transfer from a Fixed Allocation or an annuity payout for a period not to exceed 6 months.  If we defer a distribution  or transfer from any Fixed  Allocation or any fixed  annnuity  payout for more than ten (10) days, we pay interest  using our then current  crediting  rate for this purpose,  which is not less than 3% per year on the amount deferred.

Modification:  In addition to obtaining  prior approval from the insurance  department of our state of domicile,  before making such a substitution, deletion or addition, we will also obtain prior approval from the Superintendent of Insurance for New York.

Misstatement of Age or Sex:  The following provision (c) is added:
(c)      as to any annuity  payments,  we shall credit or charge  interest  using our then current  crediting rate for this purpose, which is not greater than 6% interest per year,  calculated  from the date of any  underpayment  or overpayment to the date actual payment is made.

                                                 APPENDIX F - PERFORMANCE ADVANTAGE

AMERICAN SKANDIA'S PERFORMANCE ADVANTAGE

====================================================================================================================================
American Skandia's  Performance  Advantage was offered,  in those states where approved,  between May 15, 1999 and October 22, 2000.
The  description  below of the Performance  Advantage  benefit applies to those Contract Owners who purchased an Annuity during that time period when the Performance Advantage feature was offered.
====================================================================================================================================

GLOSSARY OF TERMS
When  determining  the Account  Value and  Surrender  Value of the Annuity,  both amounts will not include any Target Value  Credits
                       --------------      ----------------
(described below) that we are entitled to recover upon Surrender of your Annuity.

Do you provide any guarantees on my investment?
The Annuity  provides  variable  investment  options and fixed  investment  options.  Only the fixed  investment  options  provide a guaranteed  return on your  investment,  subject to certain terms and  conditions.  However,  your Annuity  includes a feature at no additional  cost that  provides  certain  benefits if your  Account  Value has not reached or exceeded a "target  value" on its 10th anniversary.  If, on the 10th  anniversary  of your  Annuity's  Issue Date,  your Account Value has not reached the target value (as defined below) you can choose either of the following benefits:

|X|      You may continue your Annuity  without  electing to receive  Annuity  payments and receive an annual credit to your Account
                                                                                                       ------
     Value  payable  until you begin  receiving  Annuity  payments.  The credit is equal to 0.25% of the  average of your  Annuity's
     Account Value for the preceding four complete  calendar  quarters.  This credit is applied to your investment  options pro-rata based on the allocation of your then current Account Value.

                                                                 OR

|X|      You may begin receiving  Annuity  payments within one year and accept a one-time credit to your Annuity equal to 10% of the net of the Account  Value on the 10th  anniversary  of its Issue Date minus the sum of all Purchase  Payments  allocated in the prior five years.  The annuity option you select must initially guarantee payments for not less than seven years.

Following the 10th  anniversary  of your  Annuity's  Issue Date, we will inform you if your Account Value did not meet or exceed the
Target  Value.  We will assume that you have elected to receive the annual  credit to your Account  Value  unless,  not less than 30 days  prior to the next  anniversary  of the  Annuity,  we receive at our home  office  your  election  to begin  receiving  Annuity payments.

Certain  provisions of this benefit and of the Target Value Credits  described below may differ if you purchase your Annuity as part of an exchange, replacement or transfer, in whole or in part, from any other Annuity we issue.

What is the "Target Value" and how is it calculated?
The Target Value is a tool used to determine  whether you are eligible to elect either of the benefits  described  above. The Target
Value does not impact the Account Value  available if you surrender  your Annuity or make a partial  withdrawal  and does not impact the Death  Benefit  available to your  Beneficiary(ies).  The Target Value assumes a rate of return over ten (10) Annuity Years that will allow your initial  investment to double in value,  adjusted for any withdrawals  and/or additional  Purchase Payments you make during the 10 year period.  We calculate the "Target Value" as follows:

1.       Accumulate  the initial  Purchase  Payment at an annual  interest rate of 7.2% until the 10th  anniversary of the Annuity's
     Issue Date; plus
                 ----
2.       Accumulate  any  additional  Purchase  Payments at an annual  interest  rate of 7.2% from the date  applied  until the 10th anniversary of the Annuity's Issue Date; minus
                                              -----
3.       Each  "proportional  reduction"  resulting from any  withdrawal,  accumulating  at an annual interest rate of 7.2% from the date the  withdrawal is processed  until the 10th  anniversary  of the Annuity's  Issue Date. We determine  each  "proportional reduction"  by  determining  the  percentage  of your Account  Value then  withdrawn and reducing the Target Value by that same percentage.  We include  any  withdrawals  under  your  Annuity  in this  calculation,  as well as the charge we deduct for any optional benefits you elect under the Annuity, but not the charge we deduct for the Annual Maintenance Fee or the Transfer Fee.

Examples
1.       Assume you make an initial  Purchase  Payment of $10,000 and make no further  Purchase  Payments.  The Target  Value on the
     10th  anniversary of your Annuity's  Issue Date would be $20,042,  assuming no withdrawals  are made.  This is equal to $10,000 accumulating at an annual rate of 7.2% for the 10-year period.

2.       Assume you make an initial  Purchase Payment of $10,000 and make no further  Purchase  Payments.  Assume at the end of Year
     6, your  Account  Value has  increased  to $15,000 and you make a  withdrawal  of 10% or $1,500.  The Target  Value on the 10th anniversary  would be $18,722.  This is equal to $10,000  accumulating at an annual rate of 7.2% for the 10-year period,  minus the proportional reduction accumulating at an annual interest rate of 7.2%.

Can I restart the 10-year Target Value calculation?
Yes, you can elect to lock in the growth in your Annuity by  "restarting"  the 10-year period on any  anniversary of the Issue Date.
If you elect to restart the  calculation  period,  we will treat your Account  Value on the restart date as if it was your  Purchase
Payment  when  determining  if your  Annuity's  Account  Value meets or exceeds the Target  Value on the  appropriate  tenth  (10th)
anniversary.  You may elect to restart the calculation more than once, in which case, the 10-year  calculation  period will begin on the date of the last restart  date. We must receive your  election to restart the  calculation  at our home office not later than 30 days after each anniversary of the Issue Date.

What are Target Value Credits?
Target Value Credits are additional  amounts that we apply to your Account Value to increase the likelihood  that your Account Value will meet or exceed the Target Value.  We add Target Value  Credits to your Account Value at the time a Purchase  Payment is applied to your Annuity.  Only those Purchase  Payments made before the first  anniversary of the Issue Date of your Annuity are eligible to receive Target Value Credits.

The amount of the Target Value Credit is equal to 1.0% of each qualifying  Purchase  Payment.  Target Value Credits are only payable on  qualifying  Purchase  Payments  if the  Owner(s) of the Annuity  is(are)  less than age 81 on its Issue Date.  If the Annuity is owned by an entity,  the age  restriction  applies to the age of the Annuitant on the Issue Date. The Target Value Credit is payable from our general  account and is allocated  to the  investment  options in the same ratio that the  qualifying  Purchase  Payment is allocated.

Target Value Credits will not be available if you purchase your Annuity as part of an exchange,  replacement  or transfer,  in whole or in part, of an Annuity we issued that has the same or a similar benefit.

 ====================================================================================================================================
 The amount of any Target Value Credits are not immediately  vested and can be recovered by American Skandia under the circumstances and for the time periods  shown below.  If American  Skandia  exercises its right to recover the amount of any Target Value Credit, any investment gain on the Target Value Credit will not be taken back.
 1.       If you surrender your Annuity before the 10th anniversary of the Issue Date of the Annuity.
 2.       If you elect to begin receiving Annuity payments before the first anniversary of the Issue Date.
 3.       If a  person  on  whose  life we pay the  Death  Benefit  dies,  or if a  "contingency  event"  occurs  which  triggers  a medically-related surrender:
 |X|      within 12 months after the date a Target Value Credit was allocated to your Account Value; or
 |X|      within 10 years after the date a Target Value Credit was allocated to your Account Value if any owner was over age 70 on the Issue Date, or, if the Annuity was then owned by an entity, the Annuitant was over age 70 on the Issue Date.
 Following completion of the above time periods, the amount of any Target Value Credits are vested in the Owner.
 ====================================================================================================================================

                                         APPENDIX G - PLUS40(TM)OPTIONAL LIFE INSURANCE RIDER

------------------------------------------------------------------------------------------------------------------------------------
The life insurance  coverage  provided under the Plus40(TM)Optional Life Insurance Rider ("Plus40(TM)rider" or the "Rider") is supported by American  Skandia's  general account and is not subject to, or registered as a security under,  either the Securities Act of 1933 or the Investment  Company Act of 1940.  Information  about the Plus40(TM)rider is included as an Appendix to this  Prospectus to help you  understand  the Rider and the  relationship  between the Rider and the value of your Annuity.  It is also included  because you can elect to pay for the Rider with taxable  withdrawals  from your Annuity.  The staff of the  Securities  and Exchange  Commission has not reviewed this  information.  However,  the  information  may be subject to certain  generally  applicable  provisions of the
Federal securities laws regarding accuracy and completeness.
------------------------------------------------------------------------------------------------------------------------------------

The income  tax-free life insurance  payable to your  Beneficiary(ies)  under the Plus40(TM)rider is equal to 40% of the Account Value of your  Annuity  as of the date we  receive  due proof of death,  subject  to certain  adjustments,  restrictions  and  limitations described below.

ELIGIBILITY
The Plus40(TM)rider may be purchased as a rider on your  Annuity.  The Rider must cover those  persons upon whose death the Annuity's death benefit  becomes payable - the Annuity's  owner or owners,  or the Annuitant (in the case of an entity owned Annuity).  If the
Annuity has two Owners,  the Rider's death  benefit is payable upon the first death of such  persons.  If the Annuity is owned by an entity, the Rider's death benefit is payable upon the death of the Annuitant, even if a Contingent Annuitant is named.

The minimum  allowable  age to purchase the Plus40(TM)rider is 40; the maximum  allowable age is 75. If the Rider is purchased on two lives,  both persons must meet the age  eligibility  requirements.  The Plus40(TM)rider is not  available to purchasers  who use their
Annuity as a funding  vehicle for a Tax  Sheltered  Annuity (or 403(b)) or as a funding  vehicle for a qualified  plan under Section
401 of the Internal Revenue Code ("Code").

ADJUSTMENTS, RESTRICTIONS & LIMITATIONS
|X|      If you die during the first 24 months  following the  effective  date of the Plus40(TM)rider  (generally,  the Issue Date of your  Annuity),  the death  benefit will be limited to the amount of any charges paid for the Rider while it was in effect.
         While we will return the charges you have paid during the  applicable  period as the death benefit,  your  Beneficiary(ies)
         will receive no  additional  life  insurance  benefit from the Plus40(TM)rider if you die within 24 months of its  effective
                          ----------
         date.

|X|      If you make a Purchase  Payment  within 24 months  prior to the date of death,  the  Account  Value used to  determine  the amount of the death  benefit  will be reduced by the amount of such  Purchase  Payment(s).  If we reduce the death  benefit payable  under the Plus40(TM)rider based on this  provision,  we will return 50% of any charges  paid for the Rider based on those Purchase Payments as an additional amount included in the death benefit under the Rider.

|X|      If we apply Credits to your Annuity based on Purchase  Payments,  such Credits are treated as Account Value for purposes of determining  the death  benefit  payable under the Plus40(TM)rider.  However,  if Credits were applied to Purchase  Payments made within 24 months  prior to the date of death,  the Account  Value used to  determine  the amount of the death  benefit will be reduced by the amount of such  Credits.  If we reduce the death  benefit  payable  under the Plus40(TM)rider based on this  provision,  we will  return 50% of any  charges  paid for the Rider  based on such  Credits as an  additional  amount included in the death benefit under the Rider.

|X|      If you become  terminally  ill (as  defined in the Rider)  and elect to  receive a portion  of the  Plus40(TM)rider's  death benefit  under the  Accelerated  Death Benefit  provision,  the amount that will be payable under the Rider upon your death will be reduced.  Please refer to the Accelerated Death Benefit provision described below.

|X|      If  charges  for the  Plus40(TM)rider are due and are  unpaid as of the date the death  benefit  is being  determined,  such charges will be deducted from the amount paid to your Beneficiary(ies).

|X|      If the age of any person  covered  under the Plus40(TM)rider is  misstated,  we will adjust any coverage  under the Rider to conform to the facts. For example,  if, due to the  misstatement,  we overcharged you for coverage under the Rider, we will add any  additional  charges  paid to the  amount  payable  to  your  Beneficiary(ies).  If,  due to the  misstatement,  we undercharged  you for coverage  under the Rider,  we will reduce the death benefit in proportion to the charges not paid as compared to the charges that would have been paid had there been no misstatement.

|X|      On or after an Owner reaches the expiry date of the Rider (the anniversary of the Annuity's Issue Date on or immediately  after the 95th  birthday),  coverage  will  terminate.  No charge will be made for an Owner  following  the expiry date. If there are two Owners,  the expiry date  applies  separately  to each Owner;  therefore,  coverage  may continue for one Owner and terminate as to the other Owner.

MAXIMUM BENEFIT
The Plus40(TM)rider is subject to a Maximum  Death  Benefit  Amount  based on the  Purchase  Payments  applied to your  Annuity.  The
Plus40(TM)rider may also be subject to a Per Life Maximum  Benefit  that is based on all amounts  paid under any annuity  contract we
                                                                                                             ---
issue to you under which you have elected the Plus40(TM)rider or similar life insurance coverage.

|X|      The Maximum  Death  Benefit  Amount is 100% of the Purchase  Payments  increasing  at 5% per year  following  the date each
             -------------------------------
         Purchase  Payment is applied to the  Annuity  until the date of death.  If  Purchase  Payments  are  applied to the Annuity within 24 months prior to the date of death,  the Maximum Death Benefit  Amount is decreased by the amount of such Purchase
         Payments.

|X|      The Per Life Maximum Benefit applies to Purchase  Payments  applied to any such annuity  contracts more than 24 months from
             ------------------------
         the date of death that  exceed  $1,000,000.  If you make  Purchase  Payments  in excess of  $1,000,000,  we will reduce the aggregate death benefit  payable under all Plus40(TM)riders,  or similar riders issued by us, based on the combined amount of
         Purchase  Payments in excess of $1,000,000  multiplied by 40%. If the Per Life Maximum Benefit applies,  we will reduce the amount  payable under each  applicable  Plus40(TM)rider on a pro-rata  basis.  If the Per Life Maximum  Benefit  applies upon your death,  we will return any excess  charges that you paid on the portion of your  Account  Value on which no benefit is payable.  The Per Life Maximum Benefit does not limit the amount of Purchase Payments that you may apply to your Annuity.

ACCELERATED DEATH BENEFIT PROVISION
If you become  terminally  ill,  you may request  that a portion of the death  benefit  payable  under the Plus40(TM)rider be prepaid instead of being paid to your  Beneficiary(ies)  upon your  death.  Subject to our  requirements  and where  allowed by law, we will make a one time, lump sum payment.  Our  requirements  include proof  satisfactory to us, in writing,  of terminal illness after the
Rider's Effective Date.

The maximum we will pay,  before any  reduction,  is the lesser of 50% of the Rider's  death  benefit or  $100,000.  If you elect to accelerate  payment of a portion of the death benefit under the Plus40(TM)rider,  the amount of the remaining death benefit is reduced by the prepaid amount  accumulating at an annualized  interest rate of 6.0%.  Eligibility for an accelerated  payout of a portion of your Plus40(TM)rider death benefit may be more restrictive than any  medically-related  surrender  provision that may be applicable to you under the Annuity.

CHARGES FOR THE PLUS40(TM)RIDER
The Plus40(TM)rider has a current  charge and a guaranteed  maximum  charge.  The current  charge for the Plus40(TM)rider is based on a percentage of your Account Value as of the anniversary of the Issue Date of your Annuity.  The applicable  percentages  differ based on the attained age,  last birthday of the Owner(s) or Annuitant (in the case of an entity owned  Annuity) as of the date the charge is due. We reserve the right to change the current charge,  at any time,  subject to regulatory  approval where  required.  If there are two Owners,  we calculate  the current  charge that  applies to each Owner  individually  and deduct the combined  amount as the charge for the Rider.  There is no charge  based on a person's  life after  coverage  expires as to that person.  However,  a charge will still apply to the second of two Owners (and  coverage  will  continue for such Owner) if such Owner has not reached the expiry date.

                                           Attained Age                  Percentage of
                                                                         Account Value
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 40-75                       .80%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 76-80                       1.60%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 81-85                       3.20%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 86-90                       4.80%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 91                         6.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 92                         7.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 93                         8.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 94                         9.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 95                        10.50%
                                   ------------------------------ ----------------------------

The charge for the Plus40(TM)rider may also be subject to a guaranteed  maximum  charge that will apply if the current  charge,  when applied to the Account  Value,  exceeds the  guaranteed  maximum  charge.  The  guaranteed  maximum  charge is based on a charge per
$1,000 of insurance.

We determine the charge for the Rider annually,  in arrears.  We deduct the charge:  (1) upon your death; (2) on each anniversary of the Issue  Date;  (3) on the date that you begin  receiving  annuity  payments;  (4) if you  surrender  your  Annuity  other  than a medically-related  surrender;  or (5) if you  choose to  terminate  the  Rider.  If the Rider  terminates  for any of the  preceding reasons on a date other than the  anniversary  of the  Annuity's  Issue  Date,  the charge will be  prorated.  During the first year after the  Annuity's  Issue Date,  the charge will be prorated  from the Issue Date.  In all  subsequent  years,  the charge will be prorated from the last anniversary of the Issue Date.

You can elect to pay the annual  charge  through a redemption  from your  Annuity's  Account Value or through funds other than those within the Annuity.  If you do not elect a method of payment,  we will  automatically  deduct the annual charge from your  Annuity's
Account Value.  The manner in which you elect to pay for the Rider may have tax implications.

|X|      If you elect to pay the charge through a redemption of your Annuity's  Account Value,  the withdrawal  will be treated as a taxable  distribution,  and will  generally  be  subject  to  ordinary  income  tax on the  amount of any  investment  gain withdrawn.  If you are under age 59 1/2,  the  distribution  may also be subject to a 10%  penalty on any gain  withdrawn,  in addition to  ordinary  income  taxes.  We first  deduct the amount of the charge  pro-rata  from the  Account  Value in the variable  investment  options.  We only  deduct the  charge  pro-rata  from the Fixed  Allocations  to the extent  there is insufficient Account Value in the variable investment options to pay the charge.

|X|      If you elect to pay the  charge  through  funds  other  than  those from your  Annuity,  we  require  that  payment be made electronically in U.S. currency through a U.S.  financial  institution.  If you elect to pay the charge through  electronic transfer  of funds and  payment  has not been  received  within 31 days from the due date,  we will  deduct the charge as a redemption from your Annuity, as described above.

TERMINATION
You can terminate  the Plus40(TM)rider at any time.  Upon  termination,  you will be required to pay a pro-rata  portion of the annual charge for the Rider.  The Plus40(TM)rider will terminate  automatically  on the date your Account Value is applied to begin receiving annuity  payments,  on the date you  surrender the Annuity or, on the expiry date with respect to such person who reaches the expiry date.  We may also  terminate  the Plus40(TM)rider,  if  necessary,  to comply  with our  interpretation  of the Code and  applicable regulations.  Once terminated, you may not reinstate your coverage under the Plus40(TM)rider.

CHANGES IN ANNUITY DESIGNATIONS
Changes in  ownership  and  annuitant  designations  under the Annuity may result in changes in  eligibility  and charges  under the
Plus40(TM)rider.  These changes may include termination of the Rider.  Please refer to the Rider for specific details.

SPOUSAL ASSUMPTION
A spousal  beneficiary  may elect to assume  ownership  of the  Annuity  instead of taking the  Annuity's  Death  Benefit.  However, regardless  of whether a spousal  beneficiary  assumes  ownership of the Annuity,  the death benefit under the Plus40(TM)rider will be paid despite the fact that the Annuity  will  continue.  The spousal  beneficiary  can apply the death  benefit  proceeds  under the
Plus40(TM)rider to the Annuity as a new Purchase  Payment,  can purchase a new annuity  contract or use the death benefit proceeds for any other  purpose.  Certain  restrictions  may apply to an Annuity that is used as a qualified  investment.  Spousal  beneficiaries may also be eligible to purchase the Plus40(TM)rider,  in which case the Annuity's  Account  Value,  as of the date the assumption is effective, will be treated as the initial Purchase Payment under applicable provisions of the Rider.

TAX CONSIDERATION
The  Plus40(TM)rider  was  designed  to  qualify  as a life  insurance  contract  under  the  Code.  As life  insurance,  under  most circumstances, the Beneficiary(ies) does not pay any Federal income tax on the death benefit payable under the Rider.

If your Annuity is being used as an Individual  Retirement  Annuity (IRA),  we consider the Plus40(TM)rider to be outside of your IRA, since  premium for the Rider is paid for either with funds  outside of your Annuity or with  withdrawals  previously  subject to tax and any applicable tax penalty.

We believe  payments under the accelerated  payout provision of the Rider will meet the requirements of the Code and the regulations in order to qualify as tax-free  payments.  To the extent  permitted by law, we will change our procedures in relation to the Rider, or the definition of terminally  ill, or any other  applicable term in order to maintain the tax-free status of any amounts paid out under the accelerated payout provision.

 APPENDIX H - DESCRIPTION AND CALCULATION OF THE ENHANCED BENEFICIARY PROTECTION OPTIONAL DEATH BENEFIT AND THE GUARANTEED MINIMUM
                                                           DEATH BENEFIT

If you purchased  your Annuity  before  November 18, 2002 and were not a resident of the State of New York,  the following  optional death benefits were offered:

Enhanced Beneficiary Protection Optional Death Benefit

The Enhanced  Beneficiary  Protection  Optional Death Benefit can provide additional amounts to your Beneficiary that may be used to offset  federal and state taxes  payable on any taxable  gains in your  Annuity at the time of your death.  Whether  this benefit is appropriate for you may depend on your particular  circumstances,  including other financial resources that may be available to your
Beneficiary to pay taxes on your Annuity  should you die during the  accumulation  period.  No benefit is payable if death occurs on or after the Annuity Date.

The  Enhanced  Beneficiary  Protection  Optional  Death  Benefit  provides a benefit  that is payable in addition to the basic Death
Benefit.  If the Annuity has one Owner,  the Owner must be age 75 or less at the time the benefit is  purchased.  If the Annuity has joint Owners, the oldest Owner must be age 75 or less.  If the Annuity is owned by an entity, the Annuitant must be age 75 or less.

Calculation of Enhanced Beneficiary Protection Optional Death Benefit
If you purchase the Enhanced Beneficiary Protection Optional Death Benefit, the Death Benefit is calculated as follows:

1.   the basic Death Benefit described above

     PLUS

2.   50% of the "Death Benefit Amount" less Purchase Payments reduced by proportional withdrawals.

"Death  Benefit  Amount"  includes your Account Value and any amounts added to your Account Value under the basic Death Benefit when
------------------------
the Death Benefit is calculated.  Under the basic Death  Benefit,  amounts are added to your Account Value when the Account Value is less than Purchase Payments minus proportional withdrawals.

"Proportional  withdrawals"  are  determined  by  calculating  the  percentage  of your  Account  Value that each  prior  withdrawal
 -------------------------
represented when withdrawn.

------------------------------------------------------------------------------------------------------------------------------------
The Enhanced  Beneficiary  Protection  Optional Death Benefit is subject to a maximum of 50% of all Purchase Payments applied to the
Annuity at least 12 months prior to the death of the decedent that triggers the payment of the Death Benefit.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Please refer to the section  entitled "Tax  Considerations"  for a discussion of special tax  considerations  for purchasers of this benefit.
------------------------------------------------------------------------------------------------------------------------------------

NOTE:  You may not elect the Enhanced  Beneficiary  Protection  Optional  Death Benefit if you have elected any other Optional Death
Benefit.

Guaranteed Minimum Death Benefit
If the Annuity has one Owner, the Owner must be age 80 or less at the time the optional Death Benefit is purchased.  If the
Annuity has joint Owners, the oldest Owner must be age 80 or less.  If the Annuity is owned by an entity, the Annuitant must be age 80 or less.

Key Terms Used with the Guaranteed Minimum Death Benefit

|X|      The Death Benefit Target Date is the contract  anniversary  on or after the 80th birthday of the current Owner,  the oldest
             -------------------------
     of either joint Owner or the Annuitant, if entity owned.

|X|      The Highest  Anniversary  Value  equals the highest of all  previous  "Anniversary  Values" on or before the earlier of the
             ---------------------------
     Owner's date of death and the "Death Benefit Target Date".

|X|      The Anniversary  Value is the Account Value as of each anniversary of the Issue Date plus the sum of all Purchase  Payments
             ------------------
     on or after such anniversary less the sum of all "Proportional Reductions" since such anniversary.

|X|      A  Proportional  Reduction is a reduction to the value being  measured  caused by a withdrawal,  equaling the percentage of
            -----------------------
     the  withdrawal  as compared to the Account  Value as of the date of the  withdrawal.  For example,  if your  Account  Value is
     $10,000 and you withdraw  $2,000 (a 20% reduction),  we will reduce both your  Anniversary  Value and the amount  determined by
     Purchase Payments increasing at the appropriate interest rate by 20%.

Calculation of Guaranteed Minimum Death Benefit
The Guaranteed Minimum Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.

         If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greatest of:

1.       the Account Value in the  Sub-accounts  plus the Interim Value of any Fixed  Allocations (no MVA) as of the date we receive in writing "due proof of death"; and
2.       the sum of all Purchase  Payments minus the sum of all  Proportional  Reductions,  each increasing  daily until the Owner's date of  death  at a rate of  5.0%,  subject  to a limit of 200% of the  difference  between  the sum of all  Purchase
              Payments and the sum of all withdrawals as of the Owner's date of death; and
3.       the "Highest Anniversary Value" on or immediately preceding the Owner's date of death.

         The amount determined by this calculation is increased by any Purchase Payments received after the Owner's date of death and decreased by any Proportional Reductions since such date.

         If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

1.       the Account  Value as of the date we receive in writing  "due proof of death" (an MVA may be  applicable  to amounts in any
              Fixed Allocations); and
2.       the greater of Item 2 & 3 above on the Death  Benefit  Target Date plus the sum of all  Purchase  Payments  less the sum of all Proportional Reductions since the Death Benefit Target Date.

------------------------------------------------------------------------------------------------------------------------------------
Between May 15, 1999 and January 22, 2001, in those jurisdictions where we received  regulatory  approval,  American Skandia offered the  Guaranteed  Minimum Death Benefit with a 7.2%  accumulation  rate.  This Benefit will apply to Annuity Owners who purchased the
Annuity and elected the 7.2% GMDB during the period it was offered.
------------------------------------------------------------------------------------------------------------------------------------

Annuities with joint Owners
For  Annuities  with Joint  Owners,  the Death  Benefit is  calculated as shown above except that the age of the oldest of the Joint
Owners is used to determine the Death Benefit  Target Date.  NOTE: If you and your spouse own the Annuity  jointly,  we will pay the
Death Benefit to the Beneficiary.  If the sole primary  Beneficiary is the surviving spouse,  then the surviving spouse can elect to assume ownership of the Annuity and continue the contract instead of receiving the Death Benefit.

Annuities owned by entities
For  Annuities  owned by an entity,  the Death  Benefit is calculated as shown above except that the age of the Annuitant is used to determine  the Death  Benefit  Target  Date.  Payment of the Death  Benefit is based on the death of the  Annuitant  (or  Contingent
Annuitant, if applicable).

Can I terminate the optional Death Benefits?  Do the optional Death Benefits terminate under other circumstances?
You can  terminate the Enhanced  Beneficiary  Protection  Optional  Death  Benefit and the  Guaranteed  Minimum Death Benefit at any
time. Upon  termination,  you will be required to pay a pro-rata  portion of the annual charge for the benefit.  Both optional Death
Benefits  will  terminate  automatically  on the Annuity  Date.  We may also  terminate  any optional  Death Benefit if necessary to comply with our interpretation of the Code and applicable regulations.

What are the charges for the optional Death Benefits?
We deduct a charge from your  Account  Value if you elect to purchase  either  optional  Death  Benefit.  The  Enhanced  Beneficiary
Protection  Death  Benefit  costs 0.25% of Account  Value.  The  Guaranteed  Minimum  Death Benefit costs 0.35% of the current Death
Benefit.  The charges for these death  benefits  are  deducted in arrears each Annuity  Year.  No charge  applies  after the Annuity
Date.  We deduct the charge:

1.       on each anniversary of the Issue Date;
2.       when Account Value is transferred to our general account prior to the Annuity Date;
3.       if you surrender your Annuity; and
4.       if you choose to terminate the benefit (Enhanced Beneficiary Protection Optional Death Benefit only).

If you  surrender  the  Annuity,  elect to begin  receiving  annuity  payments  or  terminate  the  benefit  on a date other than an anniversary  of the Issue  Date,  the charge  will be  prorated.  During the first year  after the Issue  Date,  the charge  will be prorated from the Issue Date.  In all subsequent years, it would be prorated from the last anniversary of the Issue Date.

We first deduct the amount of the charge  pro-rata from the Account  Value in the variable  investment  options.  We only deduct the charge pro-rata from the Fixed Allocations to the extent there is insufficient  Account Value in the variable  investment options to pay the charge.  If your Annuity's  Account Value is insufficient to pay the charge,  we may deduct your remaining Account Value and terminate  your  Annuity.  We will notify you if your  Account  Value is  insufficient  to pay the charge and allow you to submit an additional Purchase Payment to continue your Annuity.

Please refer to the section entitled "Tax Considerations" for additional considerations in relation to the optional Death Benefit.

ADDITIONAL CALCULATIONS
-----------------------

Examples of Enhanced Beneficiary Protection Optional Death Benefit Calculation
The following are examples of how the Enhanced  Beneficiary  Protection  Optional Death Benefit is calculated.  Each example assumes that a $50,000 initial  Purchase  Payment is made and that no withdrawals are made prior to the Owner's death.  Each example assumes that  there is one Owner  who is age 50 on the Issue  Date and that all  Account  Value is  maintained  in the  variable  investment options.

Example with market increase
Assume that the Owner's Account Value has been increasing due to positive  market  performance.  On the date we receive due proof of death,  the Account Value is $75,000.  The basic Death Benefit is calculated as Purchase  Payments minus  proportional  withdrawals, or Account  Value,  which ever is  greater.  Therefore,  the basic  Death  Benefit is equal to  $75,000.  The  Enhanced  Beneficiary
Protection  Optional  Death Benefit is equal to the amount  payable under the basic Death Benefit  ($75,000)  PLUS 50% of the "Death
Benefit Amount" less Purchase Payments reduced by proportional withdrawals.

         Purchase Payments =        $50,000
         Account Value =            $75,000
         Basic Death Benefit =      $75,000
         Death Benefit Amount =     $75,000 - $50,000 = $25,000

         Amount Payable Under Enhanced Beneficiary Protection Optional Death Benefit =  $75,000 + $12,500 = $87,500

Examples with market decline
Assume that the Owner's  Account Value has been decreasing due to declines in market  performance.  On the date we receive due proof of death,  the  Account  Value is  $45,000.  The  basic  Death  Benefit  is  calculated  as  Purchase  Payments  minus  proportional withdrawals,  or Account  Value,  which ever is greater.  Therefore,  the basic  Death  Benefit is equal to  $50,000.  The  Enhanced
Beneficiary  Protection  Optional Death Benefit is equal to the amount  payable under the basic Death Benefit  ($50,000) PLUS 50% of the "Death Benefit Amount" less Purchase Payments reduced by proportional withdrawals.

         Purchase Payments =        $50,000
         Account Value =            $40,000
         Basic Death Benefit =      $50,000
         Death Benefit Amount =     $50,000 - $50,000 = $0

         Amount Payable Under Enhanced Beneficiary Protection Optional Death Benefit =  $50,000 + $0 = $50,000

         In this example you would  receive no additional  benefit from  purchasing  the Enhanced  Beneficiary  Protection  Optional
         Death Benefit.

Examples of Guaranteed Minimum Death Benefit Calculation
The following are examples of how the Guaranteed  Minimum Death Benefit is calculated.  Each example  assumes that a $50,000 initial
Purchase  Payment is made and that no  withdrawals  are made prior to the Owner's  death.  Each  example  assumes  that there is one
Owner who is age 50 on the Issue Date and that all Account Value is maintained in the variable investment options.

Example of market increase
Assume that the Owner's  Account Value has generally been  increasing  due to positive  market  performance.  On the date we receive due proof of death, the Account Value is $90,000.  The Highest  Anniversary Value at the end of any previous period is $72,000.  The
Death Benefit would be the Account Value  ($90,000)  because it is greater than the Highest  Anniversary  Value ($72,000) or the sum of prior Purchase Payments increased by 5.0% annually ($73,872.77).

Example of market decrease
Assume that the Owner's Account Value generally  increased until the fifth  anniversary but generally has been decreasing  since the fifth  contract  anniversary.  On the date we receive due proof of death,  the Account  Value is  $48,000.  The Highest  Anniversary
Value at the end of any previous  period is $54,000.  The Death Benefit  would be the sum of prior  Purchase  Payments  increased by
5.0% annually ($73,872.77) because it is greater than the Highest Anniversary Value ($54,000) or the Account Value ($48,000).

Example of market increase followed by decrease
Assume that the Owner's  Account Value  increased  significantly  during the first six years  following the Issue Date. On the sixth anniversary  date the Account  Value is  $90,000.  During the seventh  Annuity  Year,  the  Account  Value  increases  to as high as
$100,000 but then  subsequently  falls to $80,000 on the date we receive due proof of death.  The Death Benefit would be the Highest
Anniversary Value at the end of any previous period ($90,000),  which occurred on the sixth anniversary,  although the Account Value was higher  during the  subsequent  period.  The Account Value on the date we receive due proof of death  ($80,000) is lower,  as is the sum of all prior Purchase Payments increased by 5.0% annually ($73,872.77).

                                     NOTES

-------------------------------------------------------------------------------------------------------------------
                  PLEASE SEND ME A STATEMENT OF  ADDITIONAL  INFORMATION  THAT CONTAINS  FURTHER  DETAILS ABOUT THE
                  AMERICAN SKANDIA ANNUITY DESCRIBED IN PROSPECTUS CHC2-PROS (11/2002).
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

                                       -------------------------------------------------------
                                                          (print your name)

                                       -------------------------------------------------------
                                                              (address)

                                       -------------------------------------------------------
                                                        (city/state/zip code)

Variable Annuity Issued by:                                                                  Variable Annuity Distributed by:

AMERICAN SKANDIA LIFE                                                                                      AMERICAN SKANDIA
ASSURANCE CORPORATION                                                                               MARKETING, INCORPORATED
One Corporate Drive                                                                                     One Corporate Drive
Shelton, Connecticut 06484                                                                       Shelton, Connecticut 06484
Telephone: 1-800-766-4530                                                                           Telephone: 203-926-1888
http://www.americanskandia.com                                                               http://www.americanskandia.com

                                                         MAILING ADDRESSES:

                                               AMERICAN SKANDIA - VARIABLE ANNUITIES
                                                           P.O. Box 7040
                                                     Bridgeport, CT 06601-7040

                                                           EXPRESS MAIL:
                                               AMERICAN SKANDIA - VARIABLE ANNUITIES
                                                        One Corporate Drive
                                                         Shelton, CT 06484

                                                STATEMENT OF ADDITIONAL INFORMATION

The variable investment options under the Annuity are issued by AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION  VARIABLE ACCOUNT B and
AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION.  The variable  investment  options are registered under the Securities Act of 1933 and the Investment  Company Act of 1940. The fixed  investment  options ("Fixed  Allocations")  under the Annuity are issued by AMERICAN
SKANDIA LIFE ASSURANCE  CORPORATION.  The assets  supporting the Fixed Allocations are maintained in AMERICAN SKANDIA LIFE ASSURANCE
CORPORATION SEPARATE ACCOUNT D, a non-unitized separate account, and are registered solely under the Securities Act of 1933.

                                                         TABLE OF CONTENTS

ITEM                                                                                                                   PAGE
----                                                                                                                   ----

APPENDIX A - Financial Statements for American Skandia Life Assurance Corporation
  Variable Account B.....................................................................................................21

------------------------------------------------------------------------------------------------------------------------------------
THIS STATEMENT OF ADDITIONAL  INFORMATION IS NOT A PROSPECTUS.  YOU SHOULD READ THIS  INFORMATION  ALONG WITH THE PROSPECTUS FOR THE
ANNUITY FOR WHICH IT RELATES.  THE PROSPECTUS  CONTAINS  INFORMATION  THAT YOU SHOULD CONSIDER BEFORE  INVESTING.  FOR A COPY OF THE
PROSPECTUS SEND A WRITTEN REQUEST TO AMERICAN SKANDIA - VARIABLE ANNUITIES,  P.O. BOX 7040, BRIDGEPORT,  CONNECTICUT 06601-7040,  OR
TELEPHONE 1-800-766-4530.  OUR ELECTRONIC MAIL ADDRESS IS CUSTOMERSERVICE@SKANDIA.COM.
------------------------------------------------------------------------------------------------------------------------------------
Date of Prospectus:  May 1, 2002                                       Date of Statement of Additional Information:  May 1, 2002
revised effective November 18, 2002                                                            revised effective November 18, 2002
CHC2 - SAI (11/2002)

GENERAL INFORMATION ABOUT AMERICAN SKANDIA

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

American Skandia Life Assurance  Corporation  ("American  Skandia",  "we",  "our" or "us") is a wholly-owned  subsidiary of American
Skandia,  Inc. ("ASI"),  whose ultimate parent is Skandia Insurance Company Ltd., a Swedish company.  Skandia Insurance Company Ltd.
is a major worldwide  insurance company  operating from Stockholm,  Sweden which owns and controls,  directly or through  subsidiary companies,  numerous  insurance and related  companies.  We are organized as a Connecticut  stock life  insurance  company,  and are subject to Connecticut law governing  insurance  companies.  We are licensed to sell insurance  products in each of the fifty states of the United States,  the District of Columbia,  and Puerto Rico.  American  Skandia's  principal business address is One Corporate
Drive, Shelton, Connecticut 06484.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

American  Skandia Life Assurance  Corporation  Variable  Account B, also referred to as "Separate  Account B", was established by us pursuant to Connecticut  law.  Separate  Account B also holds assets of other  annuities  issued by us with values and benefits that vary according to the investment  performance  of the  underlying  mutual funds or portfolios of underlying  mutual funds offered as
Sub-accounts  of Separate  Account B. The  underlying  mutual funds or portfolios of underlying  mutual funds are referred to as the
Portfolios.  Each  Sub-account  invests  exclusively in a Portfolio.  You will find additional  information  about the Portfolios in their respective prospectuses.

Separate Account B is registered with the Securities and Exchange  Commission  ("SEC") under the Investment Company Act of 1940 (the
"Investment  Company  Act") as a unit  investment  trust,  which is a type of  investment  company.  Values  and  benefits  based on allocations to the  Sub-accounts  will vary with the investment  performance of the Portfolios,  as applicable.  We do not guarantee the investment results of any Sub-account.  You bear the entire investment risk.

Prior to November 18, 2002,  Separate Account B was organized as a single separate account with six different  Sub-account  classes, each of which was registered as a distinct unit  investment  trust under the Investment  Company Act.  Effective  November 11, 2002,
each  Sub-account  class of Separate  Account B will be consolidated  into the unit investment trust formerly named American Skandia
Life Assurance  Corporation  Variable  Account B (Class 1  Sub-accounts),  which will  subsequently be renamed American Skandia Life
Assurance  Corporation  Variable  Account B. Each  Sub-account  of Separate  Account B will have multiple Unit Prices to reflect the daily charge  deducted for each  combination of the applicable  Insurance  Charge and the charge for each optional  benefit  offered under Annuity  contracts funded through  Separate Account B. The  consolidation of Separate Account B will have no impact on Annuity
Owners.

During the accumulation  phase, we offer a number of Sub-accounts.  Certain  Sub-accounts may not be available in all jurisdictions.
If and when we obtain  approval of the applicable  authorities  to make such  Sub-accounts  available,  we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment  objectives and policies of each Portfolio is found in the Prospectus.  More detailed  information about the  investment  objectives,  policies,  risks,  costs and  management of the  Portfolios  are found in the  prospectuses  and statements of  additional  information  for the  Portfolios.  Also included in such  information  is the  investment  policy of each
Portfolio  regarding the acceptable  ratings by recognized  rating  services for bonds and other debt  obligations.  There can be no guarantee that any Portfolio will meet its investment objectives.

Each  underlying  mutual fund is registered  under the  Investment  Company Act, as amended,  as an open-end  management  investment company.  Each  underlying  mutual  fund  thereof  may or may not be  diversified  as defined in the  Investment  Company  Act.  The trustees or directors,  as applicable,  of an underlying mutual fund may add, eliminate or substitute  portfolios from time to time.
Generally,  each portfolio  issues a separate class of shares.  Shares of the portfolios are available to separate  accounts of life insurance  companies  offering  variable  annuity and  variable  life  insurance  products.  The shares may also be made  available, subject to obtaining all required  regulatory  approvals,  for direct purchase by various pension and retirement  savings plans that qualify for preferential tax treatment under the Internal Revenue Code ("Code").

We may make other  portfolios  available by creating new  Sub-accounts.  Additionally,  new  portfolios may be made available by the creation of new  Sub-accounts  from time to time.  Such a new portfolio may be disclosed in its prospectus.  However,  addition of a portfolio  does not require us to create a new  Sub-account  to invest in that  portfolio.  We may take other actions in relation to the Sub-accounts and/or Separate Account B.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D

American  Skandia Life Assurance  Corporation  Separate  Account D, also referred to as "Separate  Account D", was established by us pursuant to Connecticut law. During the accumulation  phase,  assets  supporting our obligations based on Fixed Allocations are held in Separate  Account D. Such  obligations are based on the fixed interest rates we credit to Fixed  Allocations and the terms of the
Annuities.  These obligations do not depend on the investment performance of the assets in Separate Account D.

There are no units in Separate  Account D. The Fixed  Allocations  are  guaranteed  by our  general  account.  An Annuity  Owner who allocates a portion of their Account  Value to Separate  Account D does not  participate  in the  investment  gain or loss on assets maintained  in  Separate  Account  D. Such gain or loss  accrues  solely to us. We retain  the risk that the value of the  assets in
Separate  Account D may drop below the reserves and other  liabilities we must maintain.  Should the value of the assets in Separate
Account D drop below the reserve and other  liabilities we must maintain in relation to the annuities  supported by such assets,  we will transfer  assets from our general  account to Separate  Account D to make up the  difference.  We have the right to transfer to our  general  account any assets of Separate  Account D in excess of such  reserves  and other  liabilities.  We maintain  assets in
Separate Account D supporting a number of annuities we offer.

We  currently  employ  investment  managers  to manage the  assets  maintained  in  Separate  Account  D. Each  manager we employ is responsible  for  investment  management  of a different  portion of  Separate  Account D. From time to time  additional  investment managers  may be employed or  investment  managers may cease being  employed.  We are under no  obligation  to employ or continue to employ any investment manager(s) and have sole discretion over the investment managers we retain.

We operate Separate Account D in a fashion designed to meet the obligations  created by Fixed  Allocations.  Factors affecting these operations include the following:

1.       The State of New York,  which is one of the  jurisdictions  in which we are licensed to do business,  requires that we meet certain  "matching"  requirements.  These  requirements  address the  matching of the  durations of the assets owned by the insurance company with the durations of obligations  supported by such assets.  We believe these matching  requirements are designed to control an  insurer's  ability to risk  investing  in  long-term  assets to support  short term  interest  rate guarantees.  We also believe this limitation controls an insurer's ability to offer unrealistic rate guarantees.

2.       We employ an investment  strategy designed to limit the risk of default.  Some of the guidelines of our current  investment strategy for Separate Account D include, but are not limited to, the following:

a.       Investments   may  include  cash;  debt   securities   issued  by  the  United  States   Government  or  its  agencies  and
              instrumentalities;  money market  instruments;  short,  intermediate  and  long-term  corporate  obligations;  private placements; asset-backed obligations; and municipal bonds.

b.       At the time of purchase,  fixed income  securities will be in one of the top four generic  lettered rating  classifications as established  by a nationally  recognized  statistical  rating  organization  ("NRSRO") such as Standard & Poor's or
              Moody's Investor Services, Inc.

We are not  obligated to invest  according  to the  aforementioned  guidelines  or any other  strategy  except as may be required by
Connecticut and other state insurance laws.

3.       The assets in Separate Account D are accounted for at their market value, rather than at book value.

4.       We are  obligated  by law to  maintain  our  capital  and  surplus,  as well as our  reserves,  at the levels  required  by applicable state insurance law and regulation.

PRINCIPAL UNDERWRITER/DISTRIBUTOR - American Skandia Marketing, Incorporated

American Skandia Marketing,  Incorporated  ("ASM"), a wholly-owned  subsidiary of ASI, is the distributor and principal  underwriter of the Annuity  described  in the  Prospectus  and this  Statement  of  Additional  Information.  American  Skandia  Life  Assurance
Corporation and American Skandia Investment Services,  Incorporated ("ASISI"),  the investment manager of American Skandia Trust and
American  Skandia  Advisor Funds,  Inc., are also  wholly-owned  subsidiaries  of ASI.  American  Skandia  Information  Services and
Technology  Corporation  ("ASIST"),  also a wholly-owned  subsidiary ASI, is a service company that provides systems and information services to American Skandia Life Assurance Corporation and its affiliated companies.

ASM acts as the  distributor  of a number of annuity  and life  insurance  products  we offer and both  American  Skandia  Trust and
American  Skandia  Advisor  Funds,  Inc., a family of retail mutual funds.  ASM also acts as an  introducing  broker-dealer  through which it receives a portion of brokerage  commissions  in connection  with  purchases and sales of securities  held by Portfolios of
American Skandia Trust which are offered as Sub-account under the Annuity.

ASM's principal  business address is One Corporate Drive,  Shelton,  Connecticut  06484. ASM is registered as a broker-dealer  under the Securities and Exchange Act of 1934 ("Exchange  Act") and is a member of the National  Association of Securities  Dealers,  Inc.
("NASD").

The Annuity is offered on a continuous  basis.  ASM enters into  distribution  agreements with  independent  broker-dealers  who are registered  under the Exchange Act and with entities that may offer the Annuity but are exempt from  registration.  Applications for the Annuity are solicited by registered  representatives of those firms. Such  representatives  will also be our appointed insurance agents under state insurance law.  In addition, ASM may offer the Annuity directly to potential purchasers.

Concessions  may be paid based on Account  Value.  The maximum  concession to be paid in connection  with the sale is 0.30% per year of the  Account  Value.  We may also  provide  compensation  for  providing  ongoing  service  to you in  relation  to the  Annuity.
Concessions  and other  compensation  paid in  relation  to the  Annuity  do not  result in any  additional  charge to you or to the
Separate Account.

In addition,  firms may receive  separate  compensation  or  reimbursement  for,  among other things,  training of sales  personnel, marketing or other services they provide to us or our affiliates.  We or ASM may enter into  compensation  arrangements with certain firms.  These  arrangements  will not be offered to all firms and the terms of such  arrangements may differ between firms. Any such compensation  will be paid by us or ASM and will not result in any additional  charge to you. To the extent  permitted by NASD rules and other  applicable laws and  regulations,  ASM may pay or allow other  promotional  incentives or payments in the form of cash or other compensation.

ASLAC pays ASM an  underwriting  commission for its role as principal  underwriter/distributor  of all variable  insurance  products issued by ASLAC.  ASM is  responsible  for payment of  commissions to the  broker-dealer  firms who are the ultimate  sellers of the product.  ASM does not retain any  underwriting  commissions.  For the past three years, the aggregate dollar amount of underwriting commissions paid to ASM in its role as principal  underwriter/distributor  has been: 2001: $193,056,109;  2000: $355,445,427;  1999:
$296,723,325.

HOW PERFORMANCE DATA IS CALCULATED

We may advertise the  performance of  Sub-accounts  using two types of measures.  These measures are "current and effective  yield", which may be used for money market-type  Sub-accounts (like the AST Money Market Sub-account) and "total return",  which may be used with other types of Sub-accounts.

The following descriptions provide details on how we calculate these measures for Sub-accounts.

Current and Effective Yield
---------------------------
The current yield of a money  market-type  Sub-account is calculated based upon the previous  seven-day period ending on the date of calculation.  The current yield of such a Sub-account is computed by determining  the change  (exclusive of capital  changes) in the
Account Value of a hypothetical  pre-existing allocation by an Owner to such a Sub-account (the "Hypothetical  Allocation") having a balance of one Unit at the beginning of the period,  subtracting  a  hypothetical  maintenance  fee, and dividing such net change in the Account Value of the Hypothetical  Allocation by the Account Value of the  Hypothetical  Allocation at the beginning of the same period to obtain the base period return,  and  multiplying the result by (365/7).  The resulting  figure will be carried to at least the nearest l00th of one percent.

We compute  effective  compound  yield for a money  market-type  Sub-account  according  to the method  prescribed  by the SEC.  The effective  yield reflects the  reinvestment  of net income earned daily on assets of such a Sub-account.  Net investment  income for yield quotation purposes will not include either realized or capital gains and losses or unrealized appreciation and depreciation.

Shown below are the current and effective  yields for a hypothetical  contract.  The yield is calculated based on the performance of the AST Money Market  Sub-account  during the last seven days of the calendar  year ending prior to the date of the  Prospectus  and this  Statement of Additional  Information.  At the beginning of the seven day period,  the  hypothetical  contract had a balance of one Unit. The current and effective  yields reflect the Insurance  Charge deducted  against the  Sub-account.  The Insurance  Charge compensates  American  Skandia  for  providing  the  insurance  benefits  under the  Annuity.  In an  extremely  low  interest  rate environment,  money market yields, after deducting the Insurance Charge, may be negative,  even though the Portfolio's yield (before deducting  the  Insurance  Charge) is positive.  Please note that current and  effective  yield  information  will  fluctuate.  This information  may not provide a basis for  comparisons  with deposits in banks or other  institutions  which pay a fixed yield over a stated period of time, or with investment companies which do not serve as underlying funds for variable annuities.

                      Sub-account                       Current Yield                     Effective Yield
                      -----------                       -------------                     ---------------
                   AST Money Market                         1.01%                              1.02%

Total Return
------------
Total return for the other, non-money market-type Sub-accounts is computed by using the formula:

                                                           P(1+T)n = ERV

                                                               where:

         P = a hypothetical allocation of $1,000;

         T = average annual total return;

         n = the number of years over which total return is being measured; and

         ERV = the Account  Value of the  hypothetical  $1,000  payment as of the end of the period over which total return is being measured.

We may advertise the  performance of the  Portfolios in the form of "Standard" and  "Non-standard"  Total Returns.  "Standard  Total
Return" figures assume a hypothetical  initial  investment of $1,000  allocated to a Sub-account  during the most recent,  one, five and ten year periods (or since the inception date that the Portfolio has been offered as a Sub-account,  if less).  "Standard  Total
Return" figures assume that the Insurance  Charge and the Annual  Maintenance Fee (if applicable ) are deducted and that the Annuity is  surrendered  at the end of the  applicable  period,  meaning  that any  Contingent  Deferred  Sales Charge that would apply upon surrender is also deducted.  Since the Annuity does not deduct a Contingent  Deferred Sale Charge upon surrender,  no such charge is deducted when calculating  Standard Total Returns.  "Non-standard  Total Return" figures include any performance figures that do not meet the SEC's rules for Standard  Total  Returns.  Non-standard  Total Returns are  calculated  in the same manner as  standardized returns  except that the figures may not reflect all fees and charges.  Standard  and  Non-standard  Total  Returns will not reflect charges that apply to any optional  benefits.  The additional  cost  associated  with any optional  benefits you elected will reduce your performance.  Non-standard Total Returns must be accompanied by Standard Total Returns.

Some of the  underlying  Portfolios  existed  prior to the  inception  of these  Sub-accounts.  Performance  quoted  in  advertising regarding  such  Sub-accounts  may indicate  periods during which the  Sub-accounts  have been in existence but prior to the initial offering of the Annuities,  or periods during which the underlying  Portfolios  have been in existence,  but the  Sub-accounts  have not. Such hypothetical  historical  performance is calculated using the same assumptions  employed in calculating actual performance since inception of the  Sub-accounts.  Hypothetical  historical  performance of the underlying  Portfolios prior to the existence of the Sub-accounts may only be presented as Non-Standard Total Returns.

As described in the  Prospectus,  Annuities  may be offered in certain  situations  in which the Annual  Maintenance  Fee and/or the portion  of the  Insurance  Charge  for  administrative  costs may be  eliminated  or  reduced.  Advertisements  of  performance  in connection with the offer of such Annuities will be based on the charges applicable to such Annuities.

Shown below are total return  figures for the periods  shown.  Figures are shown only for  Sub-accounts  operational  as of December
31,  2001.  The  "inception-to-date"  figures  shown  below are based on the  inception  date of the  Portfolio.  "N/A"  means  "not applicable"  and indicates that the Portfolio was not in operation for the applicable  period.  Any  performance of such  Portfolios prior to inception of a Sub-account  is provided by the underlying  mutual funds.  The Total Return for any  Sub-account  reflecting performance prior to such Sub-account's inception is based on such information.

Some of the Portfolios may be subject to an expense  reimbursement  or waiver that, in the absence of such  reimbursement or waiver, would reduce the Portfolio's performance.

The performance  quoted in any advertising  should not be considered a  representation  of the performance of these  Sub-accounts in the future since  performance is not fixed or guaranteed in any way. Actual  performance  will depend on the type,  quality and, for some of the  Sub-accounts,  the maturities of the investments held by the Portfolios and upon prevailing  market  conditions and the response of the  investment  manager of the Portfolios to such  conditions.  Actual  performance  will also depend on changes in the expenses of the Portfolios.  In addition, the amount of charges assessed against each Sub-account will affect performance.

The  performance  information  may be useful in reviewing and comparing the  performance  of the  Sub-accounts,  and for providing a basis for  comparison  with  Sub-accounts  offered  under  other  annuities.  This  performance  information  may be less  useful in providing a basis for  comparison  with other  investments  that  neither  provide some of the  benefits of such  annuities  nor are treated in a similar fashion under the Code.

The Standard and Non-Standard Total Returns below apply to Advisors Choice(R)2000 and Advisors Choice(R)Annuity Contracts.

                               ---------------------------------------------------- -- -------------------------------------------------
                                              Standard Total Return                               Non-Standard Total Return
                               ---------------------------------------------------- -- -------------------------------------------------
                               ---------------------------------------------------- -- -------------------------------------------------
                                             (Assuming no CDSC with                                (Assuming no CDSC and no
                                                maintenance fee)                                       maintenance fee)
                               ---------------------------------------------------- -- -------------------------------------------------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years      Years  to Date

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
AST Strong International Equity 2  -23.29    -3.00      4.99      N/A       5.65         -23.25    -2.96      5.03      N/A      5.70
AST Janus Overseas Growth 2        -24.07     1.03      N/A       N/A       6.99         -24.04     1.07      N/A       N/A      7.03
AST American Century               -27.78    -0.43      N/A       N/A       5.87         -27.75    -0.39      N/A       N/A      5.92
  International Growth 2
AST DeAM International Equity 2    -32.68    -4.24     -0.43      N/A       1.77         -32.66    -4.20     -0.38      N/A      1.81
AST MFS Global Equity 2            -10.59     N/A       N/A       N/A       -4.26        -10.56     N/A       N/A       N/A      -4.22
AST PBHG Small-Cap Growth 2         -7.12     4.74      4.43      N/A       9.54         -7.08      4.78      4.47      N/A      9.59
AST DeAM Small-Cap Growth 2        -28.92     N/A       N/A       N/A       -4.77        -28.89     N/A       N/A       N/A      -4.73
AST Federated Aggressive Growth 2  -21.16     N/A       N/A       N/A      -24.47        -21.13     N/A       N/A       N/A     -24.44
AST Goldman Sachs Small-Cap         9.15     16.17      N/A       N/A       11.69         9.19     16.22      N/A       N/A      11.74
  Value 2
AST Gabelli Small-Cap Value 2       6.24      8.69      N/A       N/A       7.84          6.28      8.74      N/A       N/A      7.88
AST Janus Mid-Cap Growth 2         -40.59     N/A       N/A       N/A      -42.91        -40.56     N/A       N/A       N/A     -42.89
AST NB Mid-Cap Growth 2            -26.31     0.38      7.00      N/A       9.97         -26.28     0.42      7.04      N/A      10.01
AST NB Mid-Cap Value 2              -3.70     8.56      9.25      N/A       8.84         -3.66      8.61      9.29      N/A      8.89
AST Alger All-Cap Growth 2         -17.24     N/A       N/A       N/A      -25.10        -17.21     N/A       N/A       N/A     -25.07
AST Gabelli All-Cap Value           -2.85     N/A       N/A       N/A       -1.78        -2.81      N/A       N/A       N/A      -1.74
AST T. Rowe Price Natural           0.01     17.01      7.54      N/A       11.42         0.05     17.06      7.59      N/A      11.46
  Resources 2
AST Alliance Growth 2              -15.31    -1.19      6.80      N/A       7.64         -15.27    -1.15      6.85      N/A      7.68
AST MFS Growth 2                   -22.23     N/A       N/A       N/A       -8.88        -22.19     N/A       N/A       N/A      -8.85
AST Marsico Capital Growth 2       -22.25     0.11      N/A       N/A       9.00         -22.22     0.15      N/A       N/A      9.05
AST JanCap Growth 2                -32.14    -10.53     8.83      N/A       12.10        -32.12    -10.50     8.88      N/A      12.15
AST DeAM Large-Cap Value 2          -6.19     N/A       N/A       N/A       -6.53        -6.15      N/A       N/A       N/A      -6.49
AST Alliance/Bernstein Growth +      N/A      N/A       N/A       N/A       -3.25         N/A       N/A       N/A       N/A      -3.22
   Value 2
AST Sanford Bernstein Core           N/A      N/A       N/A       N/A       0.93          N/A       N/A       N/A       N/A      0.96
   Value 2
AST Cohen & Steers Realty 2         2.14      9.13      N/A       N/A       2.05          2.18      9.18      N/A       N/A      2.09
AST Sanford Bernstein Managed      -10.64    -0.87      N/A       N/A       5.48         -10.60    -0.83      N/A       N/A      5.52
  Index 500 2
AST American Century Income &       -9.07    -0.54      N/A       N/A       5.89         -9.03     -0.50      N/A       N/A      5.93
  Growth 2
AST Alliance Growth and Income 2    -1.17     6.09     10.39      N/A       11.99        -1.13      6.13     10.44      N/A      12.03
AST MFS Growth with Income 2       -16.05     N/A       N/A       N/A       -5.75        -16.01     N/A       N/A       N/A      -5.72

AST INVESCO Capital Income 2        -9.22     1.57      7.61      N/A       9.55         -9.18      1.61      7.65      N/A      9.59

AST DeAM Global Allocation 2       -12.34    -0.03      5.61      N/A       7.06         -12.31     0.01      5.65      N/A      7.11
AST American Century Strategic      -4.46     1.03      N/A       N/A       6.93         -4.43      1.07      N/A       N/A      6.97
  Balanced 2
AST T. Rowe Price Asset             -5.45     0.77      7.15      N/A       8.33         -5.41      0.82      7.20      N/A      8.38
   Allocation 2
AST T. Rowe Price Global Bond 2     1.95     -2.83      0.03      N/A       1.38          1.99     -2.79      0.07      N/A      1.43
AST Federated High Yield 2          -0.55    -3.33      0.73      N/A       3.54         -0.51     -3.29      0.77      N/A      3.58
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years     Years     to Date

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
AST Lord Abbett Bond-Debenture 2    2.33      N/A       N/A       N/A       3.12          2.37      N/A       N/A       N/A      3.17
AST PIMCO Total Return Bond 2       8.11      5.57      6.87      N/A       6.18          8.16      5.61      6.91      N/A      6.22
AST PIMCO Limited Maturity          7.23      5.83      5.81      N/A       5.40          7.27      5.87      5.85      N/A      5.44
  Bond 2

MV Emerging Markets 2               -7.60     2.38     -8.07      N/A       -6.70        -7.57      2.42     -8.03      N/A      -6.66

WFVT Equity Value 2                 -7.04    -1.84      N/A       N/A       -2.65        -7.00     -1.80      N/A       N/A      -2.61
WFVT Equity Income 2                -6.07     N/A       N/A       N/A       0.26         -6.03      N/A       N/A       N/A      0.30

Rydex Nova 2                       -24.11     N/A       N/A       N/A      -14.78        -24.08     N/A       N/A       N/A     -14.74
Rydex Ursa 2                        14.20     N/A       N/A       N/A       8.01         14.25      N/A       N/A       N/A      8.05
Rydex OTC 2                        -35.62     N/A       N/A       N/A      -13.59        -35.60     N/A       N/A       N/A     -13.56

INVESCO VIF Dynamics 2             -31.61     N/A       N/A       N/A       -4.06        -31.59     N/A       N/A       N/A      -4.02
INVESCO VIF Technology 2           -46.20     N/A       N/A       N/A      -16.22        -46.18     N/A       N/A       N/A     -16.19
INVESCO VIF Health Sciences 2      -13.19     N/A       N/A       N/A       11.77        -13.16     N/A       N/A       N/A      11.82
INVESCO VIF Financial Services 2   -10.51     N/A       N/A       N/A       11.35        -10.47     N/A       N/A       N/A      11.40
INVESCO VIF                        -54.32     N/A       N/A       N/A      -26.40        -54.31     N/A       N/A       N/A     -26.37
  Telecommunications 2

Evergreen VA Global Leaders 2      -14.02     N/A       N/A       N/A       -3.96        -13.99     N/A       N/A       N/A      -3.92
Evergreen VA Special Equity 2       -8.74     N/A       N/A       N/A       0.61         -8.70      N/A       N/A       N/A      0.65
Evergreen VA Omega 2                 N/A      N/A       N/A       N/A       -9.25         N/A       N/A       N/A       N/A      -9.22

ProFund VP Europe 30 2             -24.64     N/A       N/A       N/A       -9.63        -24.61     N/A       N/A       N/A      -9.59
ProFund VP OTC 2                     N/A      N/A       N/A       N/A      -80.65         N/A       N/A       N/A       N/A     -80.64
ProFund VP UltraSmall-Cap 2         -8.25     N/A       N/A       N/A       -7.11        -8.21      N/A       N/A       N/A      -7.08
ProFund VP UltraOTC 2              -68.94     N/A       N/A       N/A      -52.49        -68.92     N/A       N/A       N/A     -52.47
ProFund VP Bear 2                    N/A      N/A       N/A       N/A      -61.29         N/A       N/A       N/A       N/A     -61.27
ProFund VP Bull Plus 2               N/A      N/A       N/A       N/A      -74.93         N/A       N/A       N/A       N/A     -74.92
ProFund VP Biotechnology 2           N/A      N/A       N/A       N/A      -71.92         N/A       N/A       N/A       N/A     -71.91
ProFund VP Energy 2                  N/A      N/A       N/A       N/A      -69.17         N/A       N/A       N/A       N/A     -69.16
ProFund VP Financial 2               N/A      N/A       N/A       N/A      -69.07         N/A       N/A       N/A       N/A     -69.06
ProFund VP Healthcare 2              N/A      N/A       N/A       N/A      -68.62         N/A       N/A       N/A       N/A     -68.60
ProFund VP Real Estate 2             N/A      N/A       N/A       N/A      -63.88         N/A       N/A       N/A       N/A     -63.87
ProFund VP Technology 2              N/A      N/A       N/A       N/A      -80.16         N/A       N/A       N/A       N/A     -80.16
ProFund VP Telecommunications 2      N/A      N/A       N/A       N/A      -76.19         N/A       N/A       N/A       N/A     -76.18
ProFund VP Utilities 2               N/A      N/A       N/A       N/A      -72.75         N/A       N/A       N/A       N/A     -72.73

First Trust(R)10 Uncommon Values 2  -36.08     N/A       N/A       N/A      -39.08        -36.06     N/A       N/A       N/A     -39.05

SP Jennison International Growth     N/A      N/A       N/A       N/A      -25.74         N/A       N/A       N/A       N/A     -25.72
2
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

The Standard and Non-Standard Total Returns below apply to Advisors Design Annuity Contract.

                               ---------------------------------------------------- -- -------------------------------------------------
                                              Standard Total Return                               Non-Standard Total Return
                               ---------------------------------------------------- -- -------------------------------------------------
                               ---------------------------------------------------- -- -------------------------------------------------
                                     (Assuming no CDSC with sales charge and                (Assuming no CDSC, no sales charge and
                                                maintenance fee)                                     no maintenance fee)
                               ---------------------------------------------------- -- -------------------------------------------------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years      Years   to Date

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
AST Strong International Equity 2  -24.44    -3.48      4.67      N/A       5.46         -24.41    -3.44      4.72      N/A      5.50
AST Janus Overseas Growth 2        -25.21     0.52      N/A       N/A       6.66         -25.18     0.56      N/A       N/A      6.71
AST American Century               -28.86    -0.93      N/A       N/A       5.55         -28.83    -0.89      N/A       N/A      5.60
  International Growth 2
AST DeAM International Equity 2    -33.69    -4.72     -0.73      N/A       1.54         -33.67    -4.68     -0.69      N/A      1.58
AST MFS Global Equity 2            -11.93     N/A       N/A       N/A       -4.91        -11.90     N/A       N/A       N/A      -4.87
AST PBHG Small-Cap Growth 2         -8.51     4.21      4.11      N/A       9.34         -8.47      4.26      4.15      N/A      9.38
AST DeAM Small-Cap Growth 2        -29.99     N/A       N/A       N/A       -5.25        -29.96     N/A       N/A       N/A      -5.22
AST Federated Aggressive Growth 2  -22.35     N/A       N/A       N/A      -25.42        -22.31     N/A       N/A       N/A     -25.39
AST Goldman Sachs Small-Cap         7.51     15.59      N/A       N/A       11.27         7.56     15.63      N/A       N/A      11.32
  Value 2
AST Gabelli Small-Cap Value 2       4.64      8.15      N/A       N/A       7.51          4.69      8.19      N/A       N/A      7.56
AST Janus Mid-Cap Growth 2         -41.48     N/A       N/A       N/A      -43.43        -41.45     N/A       N/A       N/A     -43.41
AST NB Mid-Cap Growth 2            -27.41    -0.13      6.67      N/A       9.74         -27.38    -0.09      6.72      N/A      9.78
AST NB Mid-Cap Value 2              -5.14     8.02      8.92      N/A       8.64         -5.10      8.06      8.96      N/A      8.69
AST Alger All-Cap Growth 2         -18.49     N/A       N/A       N/A      -25.66        -18.45     N/A       N/A       N/A     -25.63
AST Gabelli All-Cap Value           -4.31     N/A       N/A       N/A       -3.02        -4.27      N/A       N/A       N/A      -2.98
AST T. Rowe Price Natural           -1.49    16.42      7.22      N/A       11.17        -1.45     16.47      7.26      N/A      11.21
  Resources 2
AST Alliance Growth 2              -16.58    -1.68      6.48      N/A       7.35         -16.54    -1.64      6.52      N/A      7.40
AST MFS Growth 2                   -23.39     N/A       N/A       N/A       -9.51        -23.36     N/A       N/A       N/A      -9.47
AST Marsico Capital Growth 2       -23.42    -0.39      N/A       N/A       8.59         -23.38    -0.35      N/A       N/A      8.64
AST JanCap Growth 2                -33.16    -10.98     8.51      N/A       11.89        -33.13    -10.95     8.55      N/A      11.94
AST DeAM Large-Cap Value 2          -7.59     N/A       N/A       N/A       -7.71        -7.56      N/A       N/A       N/A      -7.68
AST Alliance/Bernstein Growth +      N/A      N/A       N/A       N/A       -4.70         N/A       N/A       N/A       N/A      -4.68
   Value 2
AST Sanford Bernstein Core           N/A      N/A       N/A       N/A       -0.58         N/A       N/A       N/A       N/A      -0.56
   Value 2
AST Cohen & Steers Realty 2         0.61      8.59      N/A       N/A       1.66          0.65      8.63      N/A       N/A      1.70
AST Sanford Bernstein Managed      -11.98    -1.37      N/A       N/A       5.08         -11.94    -1.32      N/A       N/A      5.12
  Index 500 2
AST American Century Income &      -10.43    -1.04      N/A       N/A       5.57         -10.40    -1.00      N/A       N/A      5.61
  Growth 2
AST Alliance Growth and Income 2    -2.65     5.56     10.06      N/A       11.78        -2.61      5.60     10.10      N/A      11.82
AST MFS Growth with Income 2       -17.31     N/A       N/A       N/A       -6.40        -17.27     N/A       N/A       N/A      -6.36
AST INVESCO Capital Income 2       -10.58     1.06      7.28      N/A       9.34         -10.55     1.10      7.32      N/A      9.38
AST DeAM Global Allocation 2       -13.66    -0.53      5.29      N/A       6.86         -13.62    -0.49      5.33      N/A      6.91
AST American Century Strategic      -5.90     0.52      N/A       N/A       6.60         -5.86      0.57      N/A       N/A      6.65
  Balanced 2
AST T. Rowe Price Asset             -6.87     0.27      6.83      N/A       8.13         -6.83      0.31      6.87      N/A      8.17
   Allocation 2
AST T. Rowe Price Global Bond 2     0.42     -3.32     -0.28      N/A       1.18          0.46     -3.28     -0.23      N/A      1.23
AST Federated High Yield 2          -2.04    -3.82      0.43      N/A       3.34         -2.00     -3.78      0.47      N/A      3.39
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years     Years     to Date

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
AST Lord Abbett Bond-Debenture 2    0.79      N/A       N/A       N/A       1.82          0.83      N/A       N/A       N/A      1.86
AST PIMCO Total Return Bond 2       6.49      5.04      6.54      N/A       5.98          6.54      5.08      6.59      N/A      6.02
AST PIMCO Limited Maturity          5.62      5.30      5.49      N/A       5.16          5.66      5.34      5.54      N/A      5.21
  Bond 2

MV Emerging Markets 2               -8.99     1.87     -8.35      N/A       -6.95        -8.95      1.91     -8.31      N/A      -6.91

WFVT Equity Value 2                 -8.43    -2.33      N/A       N/A       -3.05        -8.39     -2.29      N/A       N/A      -3.01
WFVT Equity Income 2                -7.48     N/A       N/A       N/A       -1.01        -7.44      N/A       N/A       N/A      -0.97

Rydex Nova 2                       -25.25     N/A       N/A       N/A      -15.26        -25.22     N/A       N/A       N/A     -15.22
Rydex Ursa 2                        12.49     N/A       N/A       N/A       7.40         12.53      N/A       N/A       N/A      7.44
Rydex OTC 2                        -36.59     N/A       N/A       N/A      -14.08        -36.56     N/A       N/A       N/A     -14.04

INVESCO VIF Dynamics 2             -32.64     N/A       N/A       N/A       -4.72        -32.61     N/A       N/A       N/A      -4.68
INVESCO VIF Technology 2           -47.01     N/A       N/A       N/A      -16.79        -46.98     N/A       N/A       N/A     -16.76
INVESCO VIF Health Sciences 2      -14.49     N/A       N/A       N/A       11.01        -14.46     N/A       N/A       N/A      11.05
INVESCO VIF Financial Services 2   -11.85     N/A       N/A       N/A       10.59        -11.81     N/A       N/A       N/A      10.64
INVESCO VIF                        -55.01     N/A       N/A       N/A      -26.90        -54.99     N/A       N/A       N/A     -26.87
  Telecommunications 2

Evergreen VA Global Leaders 2      -15.31     N/A       N/A       N/A       -4.62        -15.28     N/A       N/A       N/A      -4.58
Evergreen VA Special Equity 2      -10.11     N/A       N/A       N/A       -0.08        -10.07     N/A       N/A       N/A      -0.04
Evergreen VA Omega 2                 N/A      N/A       N/A       N/A      -10.61         N/A       N/A       N/A       N/A     -10.59

ProFund VP Europe 30 2             -25.77     N/A       N/A       N/A      -10.25        -25.74     N/A       N/A       N/A     -10.21
ProFund VP OTC 2                     N/A      N/A       N/A       N/A      -80.94         N/A       N/A       N/A       N/A     -80.93
ProFund VP UltraSmall-Cap 2         -9.62     N/A       N/A       N/A       -7.75        -9.59      N/A       N/A       N/A      -7.71
ProFund VP UltraOTC 2              -69.40     N/A       N/A       N/A      -52.82        -69.39     N/A       N/A       N/A     -52.80
ProFund VP Bear 2                    N/A      N/A       N/A       N/A      -61.87         N/A       N/A       N/A       N/A     -61.85
ProFund VP Bull Plus 2               N/A      N/A       N/A       N/A      -75.31         N/A       N/A       N/A       N/A     -75.30
ProFund VP Biotechnology 2           N/A      N/A       N/A       N/A      -72.34         N/A       N/A       N/A       N/A     -72.33
ProFund VP Energy 2                  N/A      N/A       N/A       N/A      -69.63         N/A       N/A       N/A       N/A     -69.62
ProFund VP Financial 2               N/A      N/A       N/A       N/A      -69.53         N/A       N/A       N/A       N/A     -69.52
ProFund VP Healthcare 2              N/A      N/A       N/A       N/A      -69.09         N/A       N/A       N/A       N/A     -69.08
ProFund VP Real Estate 2             N/A      N/A       N/A       N/A      -64.42         N/A       N/A       N/A       N/A     -64.41
ProFund VP Technology 2              N/A      N/A       N/A       N/A      -80.46         N/A       N/A       N/A       N/A     -80.45
ProFund VP Telecommunications 2      N/A      N/A       N/A       N/A      -76.55         N/A       N/A       N/A       N/A     -76.54
ProFund VP Utilities 2               N/A      N/A       N/A       N/A      -73.15         N/A       N/A       N/A       N/A     -73.14

First Trust(R)10 Uncommon Values 2  -37.04     N/A       N/A       N/A      -39.69        -37.02     N/A       N/A       N/A     -39.67

SP Jennison International Growth     N/A      N/A       N/A       N/A      -26.85         N/A       N/A       N/A       N/A     -26.83
2
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

HOW THE UNIT PRICE IS DETERMINED

For each  Sub-account  the initial Unit Price was $10.00.  The Unit Price for each  subsequent  period is the net investment  factor for that  period,  multiplied  by the Unit Price for the  immediately  preceding  Valuation  Period.  The Unit Price for a Valuation
Period applies to each day in the period.  The net investment  factor is an index that measures the investment  performance  of, and charges assessed  against,  a Sub-account  from one Valuation  Period to the next. The net investment  factor for a Valuation Period is: (a) divided by (b), less (c) where:

a.       is the net result of:

1.       the net asset value per share of the Portfolio shares held by that  Sub-account at the end of the current  Valuation Period plus the per share  amount of any  dividend or capital  gain  distribution  declared  and unpaid  (accrued) by the
                  Portfolio; plus or minus

2.       any per share charge or credit  during the  Valuation  Period as a provision  for taxes  attributable  to the  operation or maintenance of that Sub-account.

b.       is the net result of:

1.       the net asset  value per share of the  Portfolio  shares held by that  Sub-account  at the end of the  preceding  Valuation
                  Period plus the per share  amount of any dividend or capital gain  distribution  declared and unpaid  (accrued) by the Portfolio; plus or minus
2.       any per share  charge or credit  during  the  preceding  Valuation  Period as a  provision  for taxes  attributable  to the operation or maintenance of that Sub-account.

c.       is the Insurance Charge deducted daily against the assets of the Separate Account.

We value the assets in each Sub-account at their fair market value in accordance with accepted  accounting  practices and applicable laws and regulations.  The net investment factor may be greater than, equal to, or less than one.

ADDITIONAL INFORMATION ON FIXED ALLOCATIONS

To the extent permitted by law, we reserve the right at any time to offer Guarantee Periods with durations that differ from those which were available when your Annuity was issued.  We also reserve the right at any time to stop accepting new allocations, transfers or renewals for a particular Guarantee Period.  Such an action may have an impact on the market value adjustment ("MVA").

We declare the rates of interest  applicable  during the various  Guarantee  Periods  offered.  Declared rates are effective  annual rates of interest.  The rate of interest  applicable to a Fixed  Allocation is the one in effect when its Guarantee  Period  begins.
The rate is guaranteed  throughout the Guarantee  Period.  We inform you of the interest rate applicable to a Fixed  Allocation,  as well as its Maturity Date,  when we confirm the  allocation.  We declare  interest rates  applicable to new Fixed  Allocations  from time-to-time.  Any new Fixed  Allocation  in an existing  Annuity is credited  interest at a rate not less than the rate we are then crediting to Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

The interest  rates we credit are subject to a minimum.  We may declare a higher  rate.  The minimum is based on both an index and a
                                                                                                                         -----
reduction to the interest rate determined according to the index.
---------

The  index is based on the  published  rate for  certificates  of  indebtedness  (bills,  notes or bonds,  depending  on the term of
     -----
indebtedness)  of the United  States  Treasury at the most recent  Treasury  auction held at least 30 days prior to the beginning of the applicable  Fixed  Allocation's  Guarantee  Period.  The term (length of time from issuance to maturity) of the  certificates of indebtedness  upon  which  the  index  is  based  is the  same as the  duration  of the  Guarantee  Period.  If no  certificates  of indebtedness  are available for such term,  the next shortest  term is used.  If the United  States  Treasury's  auction  program is discontinued,  we will  substitute  indexes which in our opinion are  comparable.  If required,  implementation  of such  substitute indexes  will be subject to  approval  by the SEC and the  Insurance  Department  of the  jurisdiction  in which  your  Annuity  was delivered.  (For Annuities  issued as certificates of  participation  in a group  contract,  it is our expectation  that approval of only the jurisdiction in which such group contract was delivered applies.)

The reduction used in determining the minimum interest rate is one and one half percent of interest (1.50%).
    ---------

Where required by the laws of a particular  jurisdiction,  a specific minimum interest rate,  compounded  yearly,  will apply should the index less the reduction be less than the specific minimum interest rate applicable to that jurisdiction.

WE MAY CHANGE THE  INTEREST  RATES WE CREDIT  NEW FIXED  ALLOCATIONS  AT ANY TIME.  Any such  change  does not have an impact on the rates applicable to Fixed  Allocations with Guarantee  Periods that began prior to such change.  However,  such a change will affect the MVA.

We have no specific  formula for  determining  the interest rates we declare.  Rates may differ between classes and between types of annuities we offer,  even for  guarantees of the same duration  starting at the same time. We expect our interest rate  declarations for Fixed  Allocations  to reflect the  returns  available  on the type of  investments  we make to support  the various  classes of annuities  supported by the assets in Separate Account D. However,  we may also take into  consideration  in determining  rates such factors  including,  but not limited to, the  durations  offered by the  annuities  supported  by the assets in Separate  Account D, regulatory  and tax  requirements,  the  liquidity  of the  secondary  markets  for the type of  investments  we make,  commissions, administrative  expenses,  investment  expenses,  our insurance risks in relation to Fixed Allocations,  general economic trends and competition.  OUR  MANAGEMENT  MAKES THE FINAL  DETERMINATION  AS TO INTEREST  RATES TO BE CREDITED.  WE CANNOT PREDICT THE RATES WE
WILL DECLARE IN THE FUTURE.

How We Calculate the Market Value Adjustment
--------------------------------------------
A MVA is used to  determine  the  Account  Value  of each  Fixed  Allocation.  The  formula  used to  determine  the MVA is  applied separately to each Fixed  Allocation.  Values and time  durations  used in the formula are as of the date the Account Value is being determined.  Current Rates and available Guarantee Periods may be found in the Prospectus.

The formula is:

                                                     [(1+I) / (1+J+0.0010)]N/12

                                                               where:

                  I is the interest rate being credited to the Fixed Allocation;

                  J is the interest rate (for your class of annuity) being credited to new Fixed  Allocations  with
                  Guarantee  Period  durations  equal to the number of years  (rounded to the next  higher  integer when  occurring  on  other  than  an  anniversary  of the  beginning  of the  Fixed  Allocation's
                  Guarantee Period) remaining in your Fixed Allocation Guarantee Period;

                  N is the number of months  (rounded to the next higher  integer  when  occurring  on other than a monthly  anniversary  of the  beginning of the  Guarantee  Period)  remaining  in such  Guarantee
                  Period.

The formula that applies if you surrender the Annuity pursuant to the free-look provision is [(1 + I)/(1 + J)]N/12.

No MVA applies in  determining a Fixed  Allocation's  Account Value on its Maturity  Date.  The formula may be changed if Additional
Amounts have been added to a Fixed Allocation.

Irrespective  of the above,  we apply  certain  formulas to  determine  "I" and "J" when we do not offer  Guarantee  Periods  with a duration equal to the Remaining Period.  These formulas are as follows:

1.       If we offer  Guarantee  Periods to your  class of  Annuities  with  durations  that are both  shorter  and longer  than the
         Remaining  Period,  we interpolate a rate for "J" between our then current  interest  rates for Guarantee  Periods with the next shortest and next longest durations then available for new Fixed Allocations for your class of Annuities .

2.       If we no longer offer  Guarantee  Periods to your class of Annuities  with  durations that are both longer and shorter than the  Remaining  Period,  we determine  rates for "J" and, for purposes of  determining  the MVA only,  for "I" based on the
         Moody's  Corporate  Bond Yield Average - Monthly  Average  Corporates  (the  "Average"),  as published by Moody's  Investor
         Services,  Inc.,  its  successor,  or an  equivalent  service  should such Average no longer be  published by Moody's.  For determining  I, we will use the  Average  published  on or  immediately  prior to the  start  of the  applicable  Guarantee
         Period.  For  determining  J, we will use the Average for the Remaining  Period  published on or  immediately  prior to the date the MVA is calculated.

No MVA applies in  determining a Fixed  Allocation's  Account Value on its Maturity  Date,  and,  where required by law, the 30 days prior to the Maturity Date. If we are not offering a Guarantee  Period with a duration  equal to the number of years  remaining in a
Fixed Allocation's Guarantee Period, we calculate a rate for "J" above using a specific formula.

Our Current  Rates are expected to be sensitive to interest rate  fluctuations,  thereby  making each MVA equally  sensitive to such changes.  There would be a downward  adjustment  when the  applicable  Current Rate plus 0.10  percent of interest  exceeds the rate credited to the Fixed  Allocation and an upward  adjustment  when the applicable  Current Rate is more than 0.10 percent of interest lower than the rate being credited to the Fixed Allocation.

We  reserve  the right,  from time to time,  to  determine  the MVA using an  interest  rate  lower  than the  Current  Rate for all transactions  applicable  to a class of Annuities.  We may do so at our sole  discretion.  This would benefit all such  Annuities if transactions to which the MVA applies occur while we use such lower interest rate.

GENERAL INFORMATION

Voting Rights
-------------
You have voting rights in relation to Account Value  maintained  in the  Sub-accounts.  You do not have voting rights in relation to
Account Value maintained in any Fixed Allocations or in relation to fixed or adjustable annuity payments.

We will vote shares of the Portfolios in which the Sub-accounts  invest in the manner directed by Owners.  Owners give  instructions equal to the number of shares represented by the Sub-account Units attributable to their Annuity.

We will vote the shares  attributable  to assets  held in the  Sub-accounts  solely for us rather  than on behalf of Owners,  or any share as to which we have not received  instructions,  in the same manner and  proportion  as the shares for which we have  received instructions.  We will do so separately for each Sub-account of the Separate Account that may invest in the same Portfolio.

The number of votes for a Portfolio  will be  determined  as of the record date for such  underlying  mutual  fund or  portfolio  as chosen by its board of trustees or board of  directors,  as  applicable.  We will  furnish  Owners with proper  forms and proxies to enable them to instruct us how to vote.

You may  instruct  us how to vote on the  following  matters:  (a)  changes  to the  board of  trustees  or board of  directors,  as applicable;  (b) changing the independent  accountant;  (c) any change in the fundamental  investment  policy;  (d) any other matter requiring  a vote of the  shareholders;  and (e)  approval  of changes to the  investment  advisory  agreement  or adoption of a new investment  advisory  agreement.  American  Skandia  Trust (the  "Trust") has  obtained an  exemption  from the SEC that permits its investment adviser,  American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of Trustees of the Trust, to change  sub-advisors  for a Portfolio and to enter into new sub-advisory  agreements,  without  obtaining  shareholder approval of the changes.  This exemption (which is similar to exemptions  granted to other  investment  companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient  supervision  and management of the  sub-advisors by ASISI and the  Trustees.  The Trust is  required,  under the terms of the  exemption,  to  provide  certain  information  to  shareholders following these types of changes.

With respect to approval of changes to the investment  advisory  agreement,  approval of a new investment  advisory agreement or any change in fundamental  investment policy, only Owners maintaining Account Value as of the record date in a Sub-account  investing in the applicable  underlying  mutual fund portfolio will instruct us how to vote on the matter,  pursuant to the  requirements of Rule
18f-2 under the Investment Company Act.

Modification
------------
We reserve the right to do any or all of the following:  (a) combine a Sub-account  with other  Sub-accounts;  (b) combine  Separate
Account B or a portion of it with other "unitized"  separate  accounts;  (c) terminate offering certain Guarantee Periods for new or renewing Fixed Allocations;  (d) combine Separate Account D with other  "non-unitized"  separate accounts;  (e) deregister  Separate
Account B under the Investment  Company Act; (f) operate Separate Account B as a management  investment company under the Investment
Company Act or in any other form permitted by law; (g) make changes  required by any change in the Securities  Act, the Exchange Act or the  Investment  Company Act; (h) make changes that are necessary to maintain the tax status of your Annuity under the Code;  (i)
make changes required by any change in other Federal or state laws relating to retirement  annuities or annuity  contracts;  and (j)
discontinue offering any Sub-account at any time.

Also,  from time to time,  we may make  additional  Sub-accounts  available to you.  These  Sub-accounts  will invest in  underlying mutual funds or  portfolios  of  underlying  mutual  funds we believe to be suitable  for the Annuity.  We may or may not make a new
Sub-account  available to invest in any new portfolio of one of the current  underlying mutual funds should such a portfolio be made available to Separate Account B.

We may  eliminate  Sub-accounts,  combine  two or more  Sub-accounts  or  substitute  one or more  new  underlying  mutual  funds or portfolios for the one in which a Sub-account is invested.  Substitutions  may be necessary if we believe an underlying  mutual fund or  portfolio no longer suits the purpose of the  Annuity.  This may happen due to a change in laws or  regulations,  or a change in the investment  objectives or  restrictions  of an underlying  mutual fund or portfolio,  or because the  underlying  mutual fund or portfolio is no longer  available  for  investment,  or for some other  reason.  We would obtain prior  approval  from the insurance department  of our state of domicile,  if so required by law,  before  making such a  substitution,  deletion or  addition.  We also would  obtain  prior  approval  from the SEC so long as required  by law,  and any other  required  approvals  before  making such a substitution, deletion or addition.

We reserve the right to transfer  assets of Separate  Account B, which we determine to be associated  with the class of contracts to which your Annuity  belongs,  to another  "unitized"  separate  account.  We also  reserve the right to transfer  assets of Separate
Account D which we determine to be associated with the class of contracts to which your annuity belongs,  to another  "non-unitized"
separate  account.  We will notify you (and/or any payee during the annuity payment phase) of any  modification to your Annuity.  We may endorse your Annuity to reflect the change.

Deferral of Transactions
------------------------
We may defer any  distribution or transfer from a Fixed  Allocation or an annuity payment for a period not to exceed the lesser of 6 months or the period  permitted by law. If we defer a  distribution  or transfer from any Fixed  Allocation  or any annuity  payment for more than thirty days,  or less where  required by law, we pay interest at the minimum rate required by law but not less than 3%
or at  least  4% if  required  by your  contract,  per  year on the  amount  deferred.  We may  defer  payment  of  proceeds  of any distribution  from any  Sub-account or any transfer from a Sub-account  for a period not to exceed 7 calendar days from the date the transaction  is  effected.  Any  deferral  period  begins  on the date such  distribution  or  transfer  would  otherwise  have been transacted.

There may be circumstances  where the NYSE is open,  however,  due to inclement  weather,  natural  disaster or other  circumstances beyond  our  control,  our  offices  may  be  closed  or  our  business  processing  capabilities  may be  restricted.  Under  those circumstances,  your Account Value may fluctuate  based on changes in the Unit Values,  but you may not be able to transfer  Account
Value, or make a purchase or redemption request.

The NYSE is closed on the following nationally  recognized  holidays:  New Year's Day, Martin Luther King, Jr. Day, Presidents' Day,
Good Friday,  Memorial Day,  Independence  Day,  Labor Day,  Thanksgiving,  and Christmas.  On those dates,  we will not process any financial transactions involving purchase or redemption orders.

American Skandia will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
|X|      trading on the NYSE is restricted;
|X|      an emergency exists making redemption or valuation of securities held in the separate account impractical; or
|X|      the SEC, by order, permits the suspension or postponement for the protection of security holders.

Misstatement of Age or Sex
--------------------------
If there has been a misstatement  of the age and/or sex of any person upon whose life annuity  payments or the minimum death benefit are based, we make  adjustments to conform to the facts. As to annuity  payments:  (a) any  underpayments  by us will be remedied on the next payment  following  correction;  and (b) any  overpayments by us will be charged against future amounts payable by us under your Annuity.

Ending the Offer
----------------
We may limit or discontinue offering Annuities.  Existing Annuities will not be affected by any such action.

Annuitization

WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?

We currently make annuity options available that provide fixed annuity payments,  variable  payments or adjustable  payments.  Fixed options  provide the same amount with each  payment.  Variable  options  generally  provide a payment which may increase or decrease depending on the investment  performance of the Sub-accounts.  However,  currently,  we also make a variable payment option that has a guarantee  feature.  Adjustable  options  provide a fixed payment that is periodically  adjusted based on current  interest rates.
We do not guarantee to make all annuity payment options available in the future.

When you purchase an Annuity,  or at a later date,  you may choose an Annuity Date,  an annuity  option and the frequency of annuity payments.  You may change your  choices up to 30 days before the Annuity  Date.  A maximum  Annuity Date may be required by law. Any change to these  options  must be in  writing.  The  Annuity  Date may depend on the  annuity  option you  choose.  Certain  annuity options may not be available  depending on the age of the Annuitant.  You may not annuitize and receive annuity  payments within the first Annuity Year.

Certain of these annuity options may also be available to  Beneficiaries  who choose to receive the Annuity's Death Benefit proceeds as a series of payments instead of a lump sum payment.

Option 1
--------
Payments for Life:  Under this option,  income is payable  periodically  until the death of the "key life".  The "key life" (as used in this  section) is the person or persons  upon whose life annuity  payments are based.  No  additional  annuity  payments are made after the death of the key life.  Since no minimum  number of  payments is  guaranteed,  this  option  offers the largest  amount of periodic  payments of the life  contingent  annuity  options.  It is possible  that only one payment will be payable if the death of the key life occurs before the date the second  payment was due, and no other  payments nor death  benefits  would be payable.  This option is currently  available on a fixed or variable basis.  Under this option,  you cannot make a partial or full surrender of the annuity.

Option 2
--------
Payments Based on Joint Lives:  Under this option,  income is payable  periodically  during the joint lifetime of two key lives, and thereafter  during the remaining  lifetime of the survivor,  ceasing with the last payment prior to the survivor's death. No minimum number of payments is  guaranteed  under this option.  It is possible  that only one payment will be payable if the death of all the key lives  occurs  before the date the second  payment was due,  and no other  payments  or death  benefits  would be payable.  This option is currently  available on a fixed or variable basis.  Under this option,  you cannot make a partial or full surrender of the annuity.

Option 3
--------
Payments for Life with a Certain  Period:  Under this option,  income is payable  until the death of the key life.  However,  if the key life dies before the end of the period selected (5, 10 or 15 years),  the remaining  payments are paid to the Beneficiary  until the end of such period.  This option is  currently  available on a fixed or variable  basis.  If you elect to receive  payments on a variable basis under this option,  you can request  partial or full surrender of the annuity and receive its then current cash value
(if any) subject to our rules.

Option 4
--------
Fixed Payments for a Certain  Period:  Under this option,  income is payable  periodically  for a specified  number of years. If the payee dies before the end of the specified  number of years,  the remaining  payments are paid to the Beneficiary to the end of such period.  Note that under this option,  payments are not based on any  assumptions  of life  expectancy.  Therefore,  that portion of the Insurance  Charge assessed to cover the risk that key lives outlive our  expectations  provides no benefit to an Owner selecting this option.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 5
--------
Variable  Payments for Life with a Cash Value:  Under this  option,  benefits  are payable  periodically  until the death of the key life.  Benefits may  increase or decrease  depending  on the  investment  performance  of the  Sub-accounts.  This option has a cash value that also varies with the  investment  performance  of the  Sub-account.  The cash value  provides a "cushion"  from  volatile investment  performance so that negative investment  performance does not automatically  result in a decrease in the annuity payment each month,  and positive  investment  performance does not  automatically  result in an increase in the annuity payment each month.
The cushion generally  "stabilizes"  monthly annuity payments.  Any cash value remaining on the death of the key life is paid to the
Beneficiary  in a lump sum or as periodic  payments.  Under this option,  you can request  partial or full  surrender of the annuity and receive its then current cash value (if any) subject to our rules.

Option 6
--------
Variable  Payments  for Life with a Cash Value and  Guarantee:  Under this  option,  benefits  are payable as described in Option 5;
except that,  while the key life is alive, the annuity payment will not be less than a guaranteed  amount,  which generally is equal
------
to the first annuity  payment.  We charge an additional  amount for this guarantee.  Under this option,  any cash value remaining on the death of the key life is paid to the  Beneficiary  in a lump sum or as periodic  payments.  Under this  option,  you can request partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

We may make additional annuity payment options available in the future.

WHEN ARE ANNUITY PAYMENTS MADE?

Each Annuity  Payment is payable  monthly on the Annuity  Payment Date. The initial annuity payment will be on a date of your choice of the 1st through the 28th day of the month.  The Annuity Payment Date may not be changed after the Annuity Date.

HOW ARE ANNUITY PAYMENTS CALCULATED?

Fixed Annuity Payments
If you choose to receive fixed annuity  payments,  you will receive equal  fixed-dollar  payments  throughout the period you select.
The amount of the fixed payment will vary  depending on the annuity  payment  option and payment  frequency  you select.  Generally, the first annuity payment is determined by multiplying  the Account Value upon the Annuity Date,  minus any state premium taxes that may apply,  by the factor  determined  from our table of annuity  rates.  The table of annuity  rates  differs  based on the type of annuity  chosen and the  frequency  of  payment  selected.  Our rates  will not be less than our  guaranteed  minimum  rates.  These guaranteed  minimum rates are derived from the 1983a  Individual  Annuity  Mortality  Table with an assumed  interest rate of 3% per annum.  Where  required by law or regulation,  such annuity table will have rates that do not differ  according to the gender of the key life.  Otherwise, the rates will differ according to the gender of the key life.

Variable Annuity Payments
We offer three different  types of variable  annuity payment  options.  The first annuity payment will be calculated  based upon the assumed  investment  return  ("AIR").  You select the AIR before we start to make  annuity  payments.  You will not receive  annuity payments  until you choose an AIR. The remaining  annuity  payments will  fluctuate  based on the  performance  of the  Sub-accounts relative to the AIR as well as other  factors  described  below.  The greater the AIR,  the  greater the first  annuity  payment.  A higher  AIR may result in  smaller  potential  growth in the  annuity  payments.  A lower AIR  results  in a lower  initial  annuity payment.  Within payment options 1-3, if the  Sub-accounts  you choose perform exactly the same as the AIR, then subsequent  annuity payments  will be the same as the  first  annuity  payment.  If the  Sub-accounts  you  choose  perform  better  than the AIR,  then subsequent  annuity  payments  will be higher  than the first.  If the  Sub-accounts  you choose  perform  worse than the AIR,  then subsequent  annuity  payments will be lower than the first.  Within payment option 5 and 6, the cash value for the Annuitant  (while alive) and a variable  period of time during which  annuity  payments  will be made whether or not the  Annuitant is still alive are adjusted based on the  performance of the  Sub-accounts  relative to the AIR;  however,  subsequent  annuity  payments do not always increase or decrease based on the performance of the Sub-accounts relative to the AIR.

         Options 1-3:
         Under Options 1, 2 and 3, annuity  payments are payable for the life of the  Annuitant,  for a Certain  Period,  or for the life of the Annuitant  and a Certain  Period.  Annuity  payments  terminate  when the Annuitant  dies,  the Certain  Period chosen ends, or upon the Inheritance Date if a lump sum death benefit is payable.

         Your  Account  Value on the Annuity Date will be used to purchase  Units.  We will  determine  the number of Units based on the Account Value reduced by any applicable  premium tax, the length of any Certain  Period,  the payment option  selected, and the Unit Value of the  Sub-accounts  you initially  selected on the Annuity Date.  The number of Units also will depend on the  Annuitant's  age and gender  (where  permitted by law) if Annuity  Payments are due for the life of the  Annuitant.
         Other than to fund  Annuity  Payments,  the  number of Units  allocated  to each  Sub-account  will not  change  unless you transfer among the Sub-accounts or make a withdrawal (if allowed).

         We calculate your Annuity  Payment Amount on each Monthly  Processing  Date by multiplying the number of Units scheduled to be redeemed under the Schedule of Units for each  Sub-account  and multiplying  them by the Unit Value of each  Sub-account on such date. This calculation is performed for each  Sub-account,  and the sum of the Sub-account  calculations will equal the amount of your Annuity Payment Amount.

         You can select one of three AIRs for these options: 3%, 5% or 7%.

         Options 5  & 6:
         Annuity  payment  Options 5 and 6 attempt to cushion the Annuity  Payment  Amount from the immediate  impact of Sub-account performance  through a "stabilization"  process.  This means that positive market  performance will not always increase the
         Annuity  Payment  Amount,  and negative  market  performance  will not always  decrease  the Annuity  Payment  Amount.  The stabilization  process  adjusts the length of the Inheritance  Period while  generally  maintaining a level Annuity Payment
         Amount.  When values  under the Annuity  exceed a trigger,  then an  Adjustment  is made to  increase  the Annuity  Payment
         Amount and decrease the Cash Value and the Inheritance Period.  Adjustments do not change the Income Base.

         KEY TERMS

         Adjustment is a change to the benefits that occur if, on an Annuity Payment Date, the Cash Value Trigger is exceeded.

         Annuity Date is the date you choose for annuity payments to commence.  A maximum Annuity Date may apply.

         Annuity  Factors are factors we apply to determine the Schedule of Units.  Annuity Factors  reflect  assumptions  regarding the costs we expect to bear in  guaranteeing  payments  for the lives of the  Annuitants  and will depend on the  Benchmark
         Rate, the Inheritance Period, the Annuitant's attained age and where permitted by law, gender.

         Annuity  Payment Date is the date each month  annuity  payments are payable.  This date is the same day of the month as the
         Annuity  Date which may be any date chosen by you between the 1st and the 28th day of the month.  The Annuity  Payment Date may not be changed on or after the Annuity Date.

         Benchmark  Rate is an assumed  rate of return used in  determining  the  Annuity  Factors  and the  Schedule of Units.  The
         Benchmark  Rate for Annuity  Option 5 is currently  4%. The  Benchmark  Rate for Annuity  Option 6 is currently  3%. We may use a different rate for different  classes of purchasers.  The Benchmark  Rate is set forth in the  supplemental  contract material which you receive upon annuitization.

         Cash Value Trigger is an amount we use to determine  whether an  Adjustment  must be made to your  Annuity's  annuitization values  following  the Annuity  Date.  The initial Cash Value  Trigger is a percentage  of the Account Value on the Annuity
         Date (generally 85% of such amount),  and is always equal to the Cash Value of the contract on the  Annuitization  Date. We reserve the right to change the Cash Value Trigger at any time.

         Income Base is the value of each allocation to a Sub-account,  plus any earnings and any adjustments  made based on whether the  Annuitant(s)  is alive  and/or  less any  losses,  distributions,  and  charges  thereon.  Income  Base is  determined separately  for each  Sub-account,  and then  totaled to  determine  the Income Base for your  Annuity.  The Income Base is always more than the Cash Value.

         Inheritance  Date is the date we receive,  at our office,  due proof  satisfactory to us of the  Annuitant's  death and all other  requirements that enable us to make payments for the benefit of a Beneficiary.  If there are joint  Annuitants,  the
         Inheritance Date refers to the death of the last surviving Annuitant.

         Inheritance  Period is a variable  period of time during which  annuity  payments  are due whether or not the  Annuitant is still alive.  The Inheritance Period is represented in months or partial months.

         Schedule of Units is a schedule for each  Sub-account  of how many Units are  expected to fund your annuity  payments as of each  Annuity  Payment  Date.  The  schedule  initially  is assigned on the Annuity Date and is based on the portion of the
         Account Value on the Annuity Date you allocate to a Sub-account,  the Benchmark  Rate, and Annuity  Factors.  Subsequently,
         the Schedule of Units is adjusted for transfers, Adjustments, or partial surrenders.

|X|      Stabilized Variable Payments (Option 5)
         ----------------------------
         This option provides  guaranteed  payments for life, a cash value for the Annuitant  (while alive) and a variable period of time during which  annuity  payments  will be made whether or not the  Annuitant is still alive.  We calculate  the initial
                                                                                                                             -------
         annuity  payment amount by multiplying  the number of units  scheduled to be redeemed under a schedule of units by the Unit
         Values  determined  on the Annuity  Date.  The  schedule of units is  established  for each  Sub-account  you choose on the
         Annuity  Date based on the  applicable  benchmark  rate,  meaning the AIR,  and the annuity  factors.  The annuity  factors reflect our assumptions  regarding the costs we expect to bear in guaranteeing  payments for the lives of the Annuitant and will depend on the benchmark  rate, the annuitant's  attained age and gender (where  permitted).  Unlike variable  payments
         (described  above)  where each  payment  can vary based on  Sub-account  performance,  this  payment  option  cushions  the immediate  impact of  Sub-account  performance  by adjusting the length of the time during which  annuity  payments will be made whether or not the  Annuitant  is alive while  generally  maintaining  a level  annuity  payment  amount.  Sub-account performance that exceeds a benchmark rate will generally  extend this time period,  while  Sub-account  performance that is less than a benchmark  rate will  generally  shorten the period.  If the period  reaches  zero and the  Annuitant  is still alive,  Annuity  Payments  continue,  however,  the annuity payment amount will vary depending on Sub-account  performance, similar to conventional variable payments.  The AIR for this option is 4%.

|X|      Stabilized Variable Payments with a Guaranteed Minimum (Option 6)
         ------------------------------------------------------
         This option provides  guaranteed  payments for life in the same manner as Stabilized  Variable Payments  (described above).
         In addition to the  stabilization  feature,  this option also  guarantees that variable  annuity  payments will not be less than the initial annuity payment amount regardless of Sub-account performance.  The AIR for this option is 3%.

The variable  annuity payment options are described in greater detail in a separate  prospectus which will be provided to you at the time you elect one of the variable annuity payment options.

Adjustable Annuity Payments
We may make an adjustable annuity payment option available.  Adjustable  annuity payments are calculated  similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving  annuity payments,  the annuity payment amount is adjusted upward or downward  depending on the rate we are currently  crediting to annuity  payments.  The  adjustment in the annuity  payment amount does not affect the duration of remaining annuity payments, only the amount of each payment.

         HOW ANNUITIZATION WORKS FOR OPTIONS 5 & 6:

         Initial Annuity Payment
         The initial  annuity  payment  amount is  calculated  based on the Schedule of Units  multiplied  by the Unit Values on the
         Annuity Date.  We calculate  this value upon  annuitization  and this is the amount  payable on the first  Annuity  Payment
         Date.

         Subsequent Annuity Payments
         The amount of subsequent  annuity  payments are  determined  one month in advance.  On the Annuity  Payment Date,  based on your current  allocations,  we calculate the  Inheritance  Period and the Cash Value.  We calculate these initial values as follows:

|X|      The  Inheritance  Period is first  reduced by one month  (because  one monthly  period has passed)  and then  increased  or
              -------------------
              decreased to reflect the difference  between the value of the Units to be redeemed to fund the stable annuity  payment amount  and the value of the Units in the  Schedule  of Units.  Generally,  if  Sub-account  performance  exceeds  the
              Benchmark  Rate, then the Inheritance  Period will decrease less than one month,  while if Sub-account  performance is less than the Benchmark  Rate,  the  Inheritance  Period will decrease more than one month.  Monthly  annuity  payment amounts are stabilized while the Inheritance Period absorbs the immediate impact of market volatility.

|X|      The Cash Value is determined based on the new Inheritance Period and the current Unit Values.
             ----------

         The next annuity  payment  amount on each Annuity  Payment  Date will depend on whether the  Inheritance  Period is greater than or equal to zero and whether the Cash Value Trigger has been exceeded.

         Inheritance Period Greater Than Zero
         Cash Value Trigger not exceeded
         If the Cash Value Trigger has not been  exceeded  then we do not make an  adjustment.  The next annuity  payment  amount is
                                       ---
         equal to the then current annuity payment amount.  The  Inheritance  Period and the Cash Value initially  calculated  above are established.  The stabilization process maintains a level annuity payment amount.

         Cash Value Trigger exceeded
         If the Cash Value  Trigger has been exceeded  then we make an  adjustment.  The Cash Value of the Annuity is adjusted to be equal to the Cash Value  Trigger and the  Inheritance  Period is  decreased.  The Schedule of Units is revised to reflect a higher  Annuity  Payment Amount to be paid on the next Annuity  Payment Date.  Adjustments do not change the Income Base of the Annuity.  The revised  annuity  payment amount  becomes the new stabilized  payment amount until there is an adjustment or the Inheritance Period becomes equal to zero.

         Inheritance Period Equal To Zero
         If the Inheritance  Period is equal to zero, the Annuity in the annuitization  phase does not have any Cash Value.  Annuity
         Payments will continue until the Inheritance Date;  however,  the annuity payment amount may fluctuate each Annuity Payment
         Date with changes in Unit Values.  The next annuity  payment amount is established  equal to the number of Units  scheduled to be paid under the Schedule of Units multiplied by the current Unit Values.

------------------------------------------------------------------------------------------------------------------------------------
         If you have selected  annuity  payment option 6, the Optional  Guarantee  Feature,  the annuity  payment amount will not be less than the initial guaranteed annuity payment amount.
------------------------------------------------------------------------------------------------------------------------------------

         Can I change the Cash Value Trigger?
         Unless you have  selected  annuity  payment  option 6, you can adjust the Cash  Value  Trigger to 25%,  50%,  or 75% of the original Cash Value Trigger on any Annuity Payment Date.

         Reducing  the Cash Value  Trigger  increases  the  likelihood  that your annuity  payment  amount will  increase.  However, reducing  the Cash Value  Trigger may also  result in using more Units to generate  the larger  monthly  payment.  This can also decrease the  Inheritance  Period more rapidly to support the higher  Annuity  Payment  Amount during  periods of poor market  performance,  which may effect the stability of future annuity  payments.  Any adjustment to the Cash Value Trigger is permanent  although you may  continue to decrease the trigger in the future to 25% of the original  Cash Value  Trigger.
         If you have selected Annuity Payment Option 6, the Cash Value Trigger is set as of the Issue Date, and may NOT be changed.

         Can you illustrate how annuity payments are made?
         Shown below are examples of annuity  payment option 5 under different  hypothetical  interest rate scenarios for a randomly chosen male and female aged 65 with a 4% Benchmark  Rate, and $50,000  Account Value on the Annuity Date.  These values are illustrative only and are hypothetical.

      ---------------------------------------------------------------------------------------------------------------------
                                                            Male Age 65, 4% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 278.96      211.32   $ 50,000    $ 42,500    $ 278.96      132.90    $ 34,857   $ 24,404
                4%                278.96      211.32     50,000      42,500      278.96      156.83      41,916     32,503
                6%                278.96      211.32     50,000      42,500      278.96      166.53      45,789     36,713
                8%                278.96      211.32     50,000      42,500      278.96      175.13      49,903     41,083
               10%                278.96      211.32     50,000      42,500      299.05      161.47      53,912     42,500
               12%                278.96      211.32     50,000      42,500      322.34      142.75      57,988     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 175.01        0.00   $ 21,173         $ 0    $ 104.26        0.00     $ 8,332        $ 0
                4%                278.96       65.92     31,224      14,753      219.83        0.00      17,567          0
                6%                278.96      118.14     39,816      28,948      278.96       44.25      26,839     12,990
                8%                278.96      152.19     50,118      41,912      322.81      108.15      49,512     42,500
               10%                355.11      115.47     59,303      42,500      555.16       61.30      68,412     42,500
               12%                421.98       89.98     70,418      42,500      888.48       37.19     101,564     42,500
      ---------------------------------------------------------------------------------------------------------------------

      ---------------------------------------------------------------------------------------------------------------------
                                                           Female Age 65, 4% Benchmark Rate,
                                                         $50,000 Account Value of Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 258.24      236.78   $ 50,000    $ 42,500    $ 258.24      144.79    $ 35,656   $ 24,173
                4%                258.24      236.78     50,000      42,500      258.24      179.86      42,775     33,347
                6%                258.24      236.78     50,000      42,500      258.24      193.11      46,680     37,896
                8%                258.24      236.78     50,000      42,500      258.54      204.14      50,826     42,500
               10%                258.24      236.78     50,000      42,500      279.62      178.24      54,810     42,500
               12%                258.24      236.78     50,000      42,500      296.48      158.15      59,069     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 162.01        0.00   $ 22,625         $ 0     $ 96.51        0.00     $ 8,891        $ 0
                4%                258.24       76.04     32,961      15,506      203.50        0.00      18,747          0
                6%                258.24      147.89     41,792      32,064      258.24       74.90      29,798     19,391
                8%                278.90      166.58     51,796      42,500      327.20      114.71      50,840     42,500
               10%                335.80      125.86     61,417      42,500      544.61       65.36      72,073     42,500
               12%                390.12       98.61     73,317      42,500      841.11       40.11     107,597     42,500
      ---------------------------------------------------------------------------------------------------------------------

Below are examples of annuity payment option 6 under different  hypothetical  interest rate scenarios for a randomly chosen male and female aged 65 with a 3% Benchmark Rate, and a $50,000  Account Value on Annuity Date.  These values are  illustrative  only and are hypothetical.

      ---------------------------------------------------------------------------------------------------------------------
                                                            Male Age 65, 3% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 249.37      221.37   $ 50,000    $ 42,500    $ 249.37      148.67    $ 34,550   $ 25,151
                4%                249.37      221.37     50,000      42,500      249.37      167.89      41,435     32,509
                6%                249.37      221.37     50,000      42,500      249.37      175.80      45,210     36,410
                8%                249.37      221.37     50,000      42,500      249.37      182.87      49,219     40,492
               10%                249.37      221.37     50,000      42,500      264.57      173.21      53,211     42,500
               12%                249.37      221.37     50,000      42,500      287.28      153.60      57,176     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 249.37        0.00   $ 20,319         $ 0    $ 249.37        0.00     $ 7,773        $ 0
                4%                249.37       82.08     30,483      16,461      249.37        0.00      16,400          0
                6%                249.37      124.93     38,634      28,285      249.37       44.13      25,015     11,687
                8%                249.37      154.02     48,349      39,902      249.37      121.50      47,150     41,888
               10%                309.45      126.69     57,540      42,500      469.02       69.38      64,353     42,500
               12%                370.41       99.14     68,044      42,500      757.89       42.21      94,439     42,500
      ---------------------------------------------------------------------------------------------------------------------

      ---------------------------------------------------------------------------------------------------------------------
                                                           Female Age 65, 3% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 228.98      248.47   $ 50,000    $ 42,500    $ 228.98      166.84    $ 35,323   $ 25,380
                4%                228.98      248.47     50,000      42,500      228.98      193.27      42,265     33,383
                6%                228.98      248.47     50,000      42,500      228.98      203.62      46,069     37,519
                8%                228.98      248.47     50,000      42,500      228.98      212.65      50,108     41,803
               10%                228.98      248.47     50,000      42,500      246.35      191.81      54,055     42,500
               12%                228.98      248.47     50,000      42,500      262.61      170.89      58,198     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 228.98        0.00   $ 21,726         $ 0    $ 228.98        0.00     $ 8,275        $ 0
                4%                228.98       99.00     32,143      17,870      228.98        0.00      17,460          0
                6%                228.98      154.84     40,498      31,093      228.98       74.08      27,657     17,376
                8%                236.22      183.14     50,351      42,500      267.55      130.23      48,732     42,500
               10%                291.75      138.73     59,441      42,500      459.19       74.40      67,427     42,500
               12%                340.24      109.31     70,699      42,500      713.90       45.82      99,672     42,500
      ---------------------------------------------------------------------------------------------------------------------

WHAT HAPPENS WHEN THE ANNUITANT DIES?

As of the Inheritance  Date, if an Inheritance  Period exists and was never zero at any time between the death of the last surviving
Annuitant and the Inheritance  Date, we will make Annuity  Payments to the Beneficiary for the remainder of the Inheritance  Period.
As an  alternative,  a lump sum can be paid to the  Beneficiary.  There is no guarantee  that there will be any  Inheritance  Period after the date of death,  which means there may be no amount due for the  Beneficiary.  If there is no Inheritance  Period as of the
Inheritance Date, the Annuity terminates.

For  Payment  Options 1, 2 and 3 if the  Annuitant  dies before the Annuity  Date,  the Annuity  will end and the Cash Value will be payable as settlement to the Beneficiary(s) after we have received all of our requirements to make settlement.

If the Annuity is used in connection with a tax qualified  retirement plan or qualified contract  (including  individual  retirement annuities),  the beneficiary may only be entitled to a lump sum distribution after the death of the last surviving  Annuitant or the period over which Annuity Payments can be paid may be shortened.

WHEN DO ANNUITY PAYMENTS FOR A BENEFICIARY START?

If annuity  payments are to be paid to a Beneficiary,  annuity  payments will begin as of the next Annuity Payment Date, or the Cash
Value  can then be paid.  No  amounts  are  payable  to a  Beneficiary  until the death of the last  surviving  Annuitant.  Evidence satisfactory to us of the death of all Annuitants must be provided before any amount becomes payable to a Beneficiary.

INDEPENDENT AUDITORS

The consolidated  financial  statements of American  Skandia Life Assurance  Corporation at December 31, 2001 and 2000, and for each of the three years in the period  ended  December  31,  2001,  and the  financial  statements  of American  Skandia  Life  Assurance
Corporation  Variable  Account B at  December  31,  2001 and for the years  ended  December  31,  2001 and 2000,  appearing  in this
Prospectus and Registration  Statement have been audited by Ernst & Young LLP, independent  auditors,  as set forth in their reports thereon  appearing  elsewhere  herein,  and are  included in reliance  upon such  reports  given upon the  authority of such firm as experts in accounting and auditing.

LEGAL EXPERTS

Counsel  for  American  Skandia  Life  Assurance  Corporation  has passed on the legal  matters  with  respect  to Federal  laws and regulations applicable to the issue and sale of the Annuities and with respect to Connecticut law.

FINANCIAL STATEMENTS
American Skandia Life Assurance Corporation Variable Account B

The statements which follow in Appendix A are those of American Skandia Life Assurance  Corporation  Variable Account B Sub-accounts as of December  31, 2001 and for the years ended  December  31,  2001 and 2000.  There are other  Sub-accounts  included in Variable
Account B that are not available in the product described in the applicable prospectus.

To the extent and only to the extent that any statement in a document  incorporated  by reference  into this Statement of Additional
Information  is modified or superseded  by a statement in this  Statement of Additional  Information  or in a later-filed  document, such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.

We furnish you  without  charge a copy of any or all the  documents  incorporated  by  reference  in this  Statement  of  Additional
Information,  including  any exhibits to such  documents  which have been  specifically  incorporated  by  reference.  We do so upon receipt of your  written or oral  request.  Please  address your request to American  Skandia - Variable  Annuities,  P.O. Box 7040,
Bridgeport,  Connecticut  06601-7040.  Our phone number is  1-800-766-4530.  You may also forward such a request  electronically  to our Customer Service Department at customerservice@skandia.com.

                         APPENDIX A - Financial Statements for American Skandia Life Assurance Corporation
                                                         Variable Account B

                                          Report of Independent Auditors

To the Contractowners of
    American Skandia Life Assurance Corporation
    Variable Account B - Class 2 and the
    Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation

We have  audited the  accompanying  statement  of assets,  liabilities  and  contractowners'  equity of the seventy sub-accounts of American  Skandia Life Assurance  Corporation  Variable Account B - Class 2, referred to in Note 1, as of December 31, 2001,  and the related  statement of operations  for the year then ended,  and the statements of changes in net assets  for each of the two years in the period  then  ended.  These  financial  statements  are the responsibility  of the  Company's  management.  Our  responsibility  is to express  an  opinion on these  financial statements based on our audits.

We conducted our audits in accordance  with  auditing  standards  generally  accepted in the United  States.  Those standards  require that we plan and perform the audit to obtain  reasonable  assurance  about whether the financial statements are free of material  misstatement.  An audit includes examining,  on a test basis,  evidence supporting the  amounts  and  disclosures  in the  financial  statements.  An audit also  includes  assessing  the  accounting principles  used and  significant  estimates  made by  management,  as well as  evaluating  the  overall  financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our  opinion,  the  financial  statements  referred to above  present  fairly,  in all  material  respects,  the financial position of the seventy  sub-accounts of American Skandia Life Assurance  Corporation  Variable Account B
- Class 2, referred to in Note 1, at December 31, 2001,  the results of their  operations  for the year then ended, and changes in their net assets for each of the two years in the period then ended in  conformity  with  accounting principles generally accepted in the United States.

                                                                                /s/ Ernst & Young LLP

Hartford, Connecticut
February 2, 2002

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARAIBLE ACCOUNT B - CLASS 2
STATEMENT OF ASSETS, LIABILITIES, AND CONTRACTOWNERS' EQUITY
AS OF DECEMBER 31, 2001

-------------------------------------------------------------------------------------------------------     ----------------------------------------------------------------------------------------------------

                                  ASSETS                                                                                        LIABILITIES

Investment in mutual funds, at market value ( Note 2 ):                                                     Payable to American Skandia Life Assurance Corporation                                  $ 2,682,686
      American Skandia Trust ( AST ):                                                                       Payable to American Skandia Trust                                                         5,933,265
            AIM Balanced - 227,175 shares ( cost $2,715,081)                               $ 2,603,380      Payable to Nike                                                                               2,833
                                                                                                                                                                                            --------------------
            Alger All-Cap Growth - 1,333,708 shares ( cost $7,436,882)                       7,602,134                                Total Liabilities                                               8,618,784
            Alliance Bernstein Growth & Value - 24,030 shares ( cost $218,999)                 233,563
            Alliance Growth & Income - 1,431,151 shares ( cost $28,439,527)                 26,762,521
            Alliance Growth - 467,443 shares ( cost $4,332,043)                              4,571,510
            American Century Income & Growth - 406,652 shares ( cost $5,184,524)             4,814,675                           NET ASSETS
            American Century International Growth I - 886,953 shares ( cost $10,458,336)    10,794,222                                                                             Unit
            American Century Strategic Balanced - 202,460 shares ( cost $2,486,004)          2,554,998      Contractowners' Equity                                   Units        Value
                                                                                                            ----------------------                                   -----        -----
            Cohen & Steers Realty - 371,543 shares ( cost $3,751,091)                        3,756,229
            DeAm Small-Cap Growth - 876,073 shares ( cost $6,099,113)                        6,158,793             AST - AIM Balanced                                  149,042        17.47         $ 2,603,380
            Federated Aggressive Growth - 211,007 shares ( cost $1,522,948)                  1,523,420             AST - Alger All-Cap Growth                        1,351,204         5.63           7,602,134
            Federated High Yield Bond - 1,177,458 shares ( cost $10,450,823)                10,420,500             AST - Alliance Bernstein Growth & Value              24,134         9.68             233,563
            Founders Passport - 259,033 shares ( cost $2,640,093)                            2,616,177             AST - Alliance Growth                               300,536        15.21           4,571,510
            Gabelli All-Cap Value - 265,935 shares ( cost $2,585,516)                        2,622,073             AST - Alliance Growth & Income                    1,063,471        25.17          26,762,521
            Gabelli Small-Cap Value - 1,094,928 shares ( cost $13,768,425)                  14,310,704             AST - American Century Income & Growth              361,018        13.34           4,814,675
            Goldman Sachs Small-Cap Value - 945,074 shares ( cost $14,198,482)              14,695,905             AST - American Century International Growth I       810,030        13.33          10,794,222
            Invesco Equity Income - 562,541 shares ( cost $9,178,968)                        8,770,010             AST - American Century Strategic Balanced           182,487        14.00           2,554,998
            JanCap Growth - 805,279 shares ( cost $18,687,977)                              19,302,541             AST - Cohen & Steers Realty                         345,833        10.86           3,756,229
            Janus Mid-Cap Growth - 370,040 shares ( cost $1,539,579)                         1,469,057             AST - DeAm Small-Cap Growth                         711,997         8.65           6,158,793
            Janus Overseas Growth - 728,699 shares ( cost $7,240,050)                        7,571,183             AST - Federated Aggressive Growth                   212,523         7.17           1,523,420
            Janus Strategic Value - 63,104 shares ( cost $566,517)                             586,785             AST - Federated High Yield Bond                     786,689        13.25          10,420,500
            Kinetics Internet - 2,794 shares ( cost $22,022)                                    23,389             AST - Founders Passport                             232,142        11.27           2,616,177
            Lord Abbett Bond Debenture - 148,852 shares ( cost $1,553,653)                   1,555,480             AST - Gabelli All-Cap Value                         267,724         9.79           2,622,073
            Marsico Capital Growth - 1,175,151 shares ( cost $15,418,710)                   16,311,095             AST - Gabelli Small-Cap Value                       979,765        14.61          14,310,704
            MFS Global Equity - 47,387 shares ( cost $428,290)                                 436,429             AST - Goldman Sachs Small-Cap Value                 943,242        15.58          14,695,905
            MFS Growth - 880,390 shares ( cost $6,976,248)                                   7,280,825             AST - Invesco Equity Income                         421,855        20.79           8,770,010
            MFS Growth with Income - 78,604 shares ( cost $771,151)                            698,740             AST - JanCap Growth                                 760,500        25.38          19,302,541
            Money Market - 105,559,076 shares ( cost $105,559,076)                         105,559,076             AST - Janus Mid-Cap Growth                          373,853         3.93           1,469,057
            Neuberger & Berman Mid-Cap Growth - 695,336 shares ( cost $9,424,298)            9,491,337             AST - Janus Overseas Growth                         539,241        14.04           7,571,183
            Neuberger & Berman Mid-Cap Value - 1,008,663 shares ( cost $14,899,576)         15,543,492             AST - Janus Strategic Value                          63,553         9.23             586,785
            PBHG Small-Cap Growth - 442,111 shares ( cost $6,897,921)                        7,016,308             AST - Kinetics Internet                               2,813         8.32              23,389
            Pimco Limited Maturity Bond - 1,263,356 shares ( cost $14,278,866)              14,275,921             AST - Lord Abbett Bond Debenture                    149,890        10.38           1,555,480
            Pimco Total Return Bond - 2,949,253 shares ( cost $35,040,139)                  35,184,584             AST - Marsico Capital Growth                      1,151,083        14.17          16,311,095
            Sanford Bernstein Core Value - 54,550 shares ( cost $547,181)                      553,087             AST - MFS Global Equity                              47,989         9.09             436,429
            Sanford Bernstein Managed Index 500 - 769,361 shares ( cost $8,514,843)          8,570,684             AST - MFS Growth                                    892,954         8.15           7,280,825
            Scudder Japan - 0 shares ( cost $0)                                                      -             AST - MFS Growth with Income                         79,553         8.78             698,740
            Strong International Equity - 345,861 shares ( cost $5,140,958)                  5,212,118             AST - Money Market                                7,694,667        13.72         105,559,076
            T. Rowe Price Asset Allocation - 138,345 shares ( cost $2,073,110)               2,082,048             AST - Neuberger & Berman Mid-Cap Growth             477,410        19.88           9,491,337
            T. Rowe Price Global Bond - 222,189 shares ( cost $2,153,713)                    2,144,084             AST - Neuberger & Berman Mid-Cap Value              778,257        19.97          15,543,492
            T. Rowe Price Natural Resources - 154,741 shares ( cost $2,184,059)              2,339,644             AST - PBHG Small-Cap Growth                         337,538        20.79           7,016,308
      Evergreen Funds:                                                                                             AST - Pimco Limited Maturity Bond                 1,002,458        14.24          14,275,921
            VA Global Leaders Fund - 20,859 shares ( cost $256,590)                            258,775             AST - Pimco Total Return Bond                     2,171,814        16.20          35,184,584
            VA Omega - 17,857 shares ( cost $251,590)                                          258,181             AST - Sanford Bernstein Core Value                   54,784        10.10             553,087
            VA Special Equity Fund - 118,702 shares ( cost $1,087,472)                       1,157,325             AST - Sanford Bernstein Managed Index 500           691,458        12.40           8,570,684
      INVESCO Variable Investment Funds ( Invesco ):                                                               AST - Scudder Japan                                       -         5.14                 $ -
            VIF Dynamics Fund - 194,798 shares ( cost $2,413,981)                          $ 2,442,691             AST - Strong International Equity                   332,333        15.68           5,212,118
            VIF Financial Services Fund - 288,174 shares ( cost $3,542,679)                  3,579,024             AST - T. Rowe Price Asset Allocation                109,469        19.02           2,082,048
            VIF Health Sciences Fund - 226,535 shares ( cost $4,165,577)                     4,122,867             AST - T. Rowe Price Global Bond                     192,368        11.15           2,144,084
            VIF Technology Fund - 180,559 shares ( cost $2,786,006)                          2,775,102             AST - T. Rowe Price Natural Resources               113,440        20.62           2,339,644
            VIF Telecommunications Fund - 222,211 shares ( cost $1,192,021)                  1,237,624             Evergreen - VA Global Leaders Fund                   28,265         9.16             258,775
      Montgomery Variable Series:                                                                                  Evergreen - VA Omega                                 28,442         9.08             258,181
            Emerging Markets Fund - 220,584 shares ( cost $1,542,211)                        1,592,561             Evergreen - VA Special Equity Fund                  114,085        10.14           1,157,325
      First Defined Portfolio Funds (Nike):                                                                        Invesco VT - VIF Dynamics Fund                      267,417         9.13           2,442,691
            10 Uncommon Values - 39,140 shares ( cost $249,596)                                211,350             Invesco VT - VIF Financial Services Fund            282,129        12.69           3,579,024
      ProFunds:                                                                                                    Invesco VT - VIF Health Sciences Fund               322,329        12.79           4,122,867
            VP Bear - 34,743 shares ( cost $1,208,656)                                       1,218,400             Invesco VT - VIF Technology Fund                    409,546         6.78           2,775,102
            VP Biotechnology - 15,894 shares ( cost $414,196)                                  404,328             Invesco VT - VIF Telecommunications Fund            242,965         5.09           1,237,624
            VP Bull Plus - 26,765 shares ( cost $600,664)                                      607,737             Montgomery Emerging Markets                         235,357         6.77           1,592,561
            VP Energy - 87,131 shares ( cost $2,370,319)                                     2,433,576             Nike - First Trust 10 Uncommon Values                44,306         4.77             211,350
            VP Europe 30 - 24,450 shares ( cost $592,763)                                      593,101             ProFunds - VP Bear                                  104,865        11.62           1,218,400
            VP Financial - 4,272 shares ( cost $118,596)                                       119,681             ProFunds - VP Biotechnology                          47,974         8.43             404,328
            VP Healthcare - 12,697 shares ( cost $364,814)                                     360,929             ProFunds - VP Bull Plus                              80,778         7.52             607,737
            VP OTC - 54,179 shares ( cost $976,046)                                            949,738             ProFunds - VP Energy                                262,999         9.25           2,433,576
            VP Real Estate - 11,843 shares ( cost $384,095)                                    387,496             ProFunds - VP Europe 30                              74,072         8.01             593,101
            VP Technology - 17,876 shares ( cost $336,644)                                     321,205             ProFunds - VP Financial                              12,893         9.28             119,681
            VP Telecommunications - 565 shares ( cost $12,113)                                  12,122             ProFunds - VP HealthCare                             38,320         9.42             360,929
            VP Ultra OTC - 468,923 shares ( cost $2,376,744)                                 2,264,857             ProFunds - VP OTC                                   163,539         5.81             949,738
            VP Ultra Small-Cap - 73,748 shares ( cost $1,862,671)                            1,881,236             ProFunds - VP Real Estate                            35,747        10.84             387,496
            VP Utilities - 15,985 shares ( cost $396,943)                                      394,680             ProFunds - VP Technology                             53,955         5.95             321,205
      Prudential:                                                                                                  ProFunds - VP Telecommunications                      1,696         7.15              12,122
            SP Jennison Int'l Growth - 0 shares ( cost $0)                                           -             ProFunds - VP Ultra OTC                           1,166,884         1.94           2,264,857
      Rydex Inc.:                                                                                                  ProFunds - VP Ultra Small-Cap                       221,152         8.51           1,881,236
            Nova Fund - 72,923 shares ( cost $942,650)                                         632,148             ProFunds - VP Utilities                              48,251         8.18             394,680
            OTC Fund - 85,099 shares ( cost $1,946,123)                                      1,259,441             Prudential - SP Jennison Int'l Growth                     -         7.43                   -
            Ursa Fund - 2,784 shares ( cost $18,000)                                            17,460             Rydex - Nova Fund                                    96,678         6.54             632,148
      Wells Fargo Variable Trust (WFVT):                                                                           Rydex - OTC Fund                                    185,653         6.78           1,259,441
            Equity Income Fund - 15,360 shares ( cost $236,880)                                238,311             Rydex - Ursa Fund                                     1,421        12.29              17,460
            Equity Value Fund - 131,992 shares ( cost $1,258,712)                            1,190,544             WFVT - Equity Income Fund                            14,888        16.01             238,311
                                                                                                                   WFVT - Equity Value Fund                            131,195         9.07           1,190,544
                                                                           ----------------------------
                                                                                                                                                                                            --------------------
                          Total Invested Assets                                          $ 420,941,211                                Total Contractowners' Equity                                $ 420,941,211

Receivable from American Skandia Trust                                                             904
Receivable from Evergreen Variable Annuity Trust                                               224,597
Receivable from Invesco Variable Investment Funds                                            5,175,609
Receivable from Montgomery Variable Series                                                   1,313,110
Receivable from Nike First Defined Portfolio Fund                                                    4
Receivable from Profunds VP                                                                  1,903,156
Receivable from Prudential Series Fund                                                              51
Receivable from Rydex Inc.                                                                         428
Receivable from Wells Fargo Variable Trust                                                         925
                                                                           ----------------------------
                          Total Receivables                                                  8,618,784

                                                                           ----------------------------                                                                                     --------------------
                          Total Assets                                                   $ 429,559,995                                Total Liabilities and Contractowners' Equity                $ 429,559,995
                                                                           ============================                                                                                     ====================

-------------------------------------------------------------------------------------------------------     ----------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 2
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                                              AST - Alger               AST - Alliance Bernstein                                                                                 AST - American Century
                                                                                                                                     AST - Alger Growth      Mid-Cap Growth          Growth & Value                                                          AST                   AST           International Growth II
                                                                                               AST - AIM          AST - Alger           Jan. 1 thru           Jan. 1 thru             * May 1 thru         AST - Alliance      AST - Alliance           American Century    American Century          Jan. 1 thru
                                                                           Total               Balanced          All-Cap Growth      Feb. 15, 2001 **       Feb. 15, 2001 **          Dec. 31, 2001           Growth           Growth & Income          Income & Growth    International Growth I   Sep. 24, 2001 **
                                                                    ---------------------   ----------------   -------------------   ------------------  -----------------------  ----------------------   -------------   ------------------------   ------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                              $ 8,576,900           $ 74,627                   $ -              $ 6,117                      $ -                     $ -             $ -                  $ 189,252             $ 39,019               $ 44,415                 $ 28,000
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)     (2,837,123)           (18,372)              (46,783)              (9,506)                  (9,459)                   (531)        (23,708)                  (152,940)             (36,272)               (67,338)                 (18,936)
                                                                    ---------------------   ----------------   -------------------   ------------------  -----------------------  ----------------------   -------------   ------------------------   ------------------   --------------------  -----------------------
NET INVESTMENT INCOME (LOSS)                                                   5,739,777             56,255               (46,783)              (3,389)                  (9,459)                   (531)        (23,708)                    36,312                2,747                (22,923)                   9,064
                                                                    ---------------------   ----------------   -------------------   ------------------  -----------------------  ----------------------   -------------   ------------------------   ------------------   --------------------  -----------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                     2,586,967,231          4,979,596            19,501,990           11,353,775               12,211,600                 116,639       8,126,993                 13,569,428            4,937,509             66,311,610                4,875,756
   Cost of Securities Sold                                                 2,682,525,794          5,461,008            21,170,974           11,798,784               12,360,391                 122,786      10,345,540                 14,391,719            5,733,589             69,670,414                7,671,747

                                                                    ---------------------   ----------------   -------------------   ------------------  -----------------------  ----------------------   -------------   ------------------------   ------------------   --------------------  -----------------------
       Net Gain (Loss)                                                       (95,558,563)          (481,412)           (1,668,984)            (445,009)                (148,791)                 (6,147)     (2,218,547)                  (822,291)            (796,080)            (3,358,804)              (2,795,991)
   Short-Term Capital Gain Distributions Received                              3,990,141                  -                     -               47,265                   29,309                       -         585,212                    527,525                    -                      -                        -
   Long-Term Capital Gain Distributions Received                              11,182,589                  -                     -                    -                        -                       -         116,099                  1,962,688                    -                677,566                1,072,142
                                                                    ---------------------   ----------------   -------------------   ------------------  -----------------------  ----------------------   -------------   ------------------------   ------------------   --------------------  -----------------------

NET REALIZED GAIN (LOSS)                                                     (80,385,833)          (481,412)           (1,668,984)            (397,744)                (119,482)                 (6,147)     (1,517,236)                 1,667,922             (796,080)            (2,681,238)              (1,723,849)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                       (22,053,452)          (159,587)              (55,948)            (554,160)                (211,524)                      -        (819,463)                   519,254             (465,422)               253,891                  (88,050)
   End of Period                                                               1,653,330           (111,654)              165,252                    -                        -                  14,569         239,553                 (1,677,007)            (369,762)               335,885                        -
                                                                    ---------------------   ----------------   -------------------   ------------------  -----------------------  ----------------------   -------------   ------------------------   ------------------   --------------------  -----------------------

NET UNREALIZED GAIN (LOSS)                                                    23,706,782             47,933               221,200              554,160                  211,524                  14,569       1,059,016                 (2,196,261)              95,660                 81,994                   88,050
                                                                    ---------------------   ----------------   -------------------   ------------------  -----------------------  ----------------------   -------------   ------------------------   ------------------   --------------------  -----------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            $ (50,939,274)        $ (377,224)         $ (1,494,567)           $ 153,027                 $ 82,583                 $ 7,891      $ (481,928)                $ (492,027)          $ (697,673)          $ (2,622,167)            $ (1,626,735)
                                                                    =====================   ================   ===================   ==================  =======================  ======================   =============   ========================   ==================   ====================  =======================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 2
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                            AST                                                                                                                                                                              AST
                                                                      American Century       AST - Cohen &         AST - DeAm         AST - Federated       AST - Federated          AST - Founders        AST - Gabelli        AST - Gabelli           Goldman Sachs         AST - Invesco           AST - JanCap
                                                                     Strategic Balanced     Steers Real Estate  Small-Cap Growth      Aggressive Growth     High Yield Bond             Passport            All-Cap Value      Small-Cap Value         Small-Cap Value        Equity Income              Growth
                                                                    ---------------------   --------------------------------------   -------------------------------------------  ----------------------   ----------------------------------------   ------------------   --------------------  -----------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                 $ 29,803          $ 102,511                   $ -                 $ 34                $ 795,647                     $ -           $ 307                   $ 51,553                  $ -              $ 220,153                      $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)        (11,744)           (23,373)              (52,037)              (5,071)                 (68,721)                (29,350)        (11,299)                   (75,881)             (55,692)               (62,833)                (172,566)
                                                                    ---------------------   ----------------   -------------------   ------------------  -----------------------  ----------------------   -------------   ------------------------   ------------------   --------------------  -----------------------
NET INVESTMENT INCOME (LOSS)                                                      18,059             79,138               (52,037)              (5,037)                 726,926                 (29,350)        (10,992)                   (24,328)             (55,692)               157,320                 (172,566)
                                                                    ---------------------   ----------------   -------------------   ------------------  -----------------------  ----------------------   -------------   ------------------------   ------------------   --------------------  -----------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                         1,927,270          7,470,938           100,882,433           10,177,108               33,199,500              45,914,221      18,948,689                 68,343,220           52,881,267              7,701,225              111,569,998
   Cost of Securities Sold                                                     2,178,005          7,350,892           105,109,071           10,472,950               34,343,717              47,230,739      19,171,884                 68,770,494           52,601,161              8,447,695              127,551,915

                                                                    ---------------------   ----------------   -------------------   ------------------  -----------------------  ----------------------   -------------   ------------------------   ------------------   --------------------  -----------------------
       Net Gain (Loss)                                                          (250,735)           120,046            (4,226,638)            (295,842)              (1,144,217)             (1,316,518)       (223,195)                  (427,274)             280,106               (746,470)             (15,981,917)
   Short-Term Capital Gain Distributions Received                                 14,736                  -               863,140                    -                        -                       -             321                     69,088              118,010                      -                        -
   Long-Term Capital Gain Distributions Received                                  23,677                  -               489,664                    -                        -                       -               -                    457,577               88,845                 99,444                        -
                                                                    ---------------------   ----------------   -------------------   ------------------  -----------------------  ----------------------   -------------   ------------------------   ------------------   --------------------  -----------------------

NET REALIZED GAIN (LOSS)                                                        (212,322)           120,046            (2,873,834)            (295,842)              (1,144,217)             (1,316,518)       (222,874)                    99,391              486,961               (647,026)             (15,981,917)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                           (67,382)           170,714              (130,288)             (13,828)                (433,470)                 39,659           8,658                    281,654              270,787                176,214               (3,475,831)
   End of Period                                                                  69,039              5,209                59,681                  524                  (30,323)                (23,865)         36,606                    542,279              497,423               (408,958)                 614,564
                                                                    ---------------------   ----------------   -------------------   ------------------  -----------------------  ----------------------   -------------   ------------------------   ------------------   --------------------  -----------------------

NET UNREALIZED GAIN (LOSS)                                                       136,421           (165,505)              189,969               14,352                  403,147                 (63,524)         27,948                    260,625              226,636               (585,172)               4,090,395
                                                                    ---------------------   ----------------   -------------------   ------------------  -----------------------  ----------------------   -------------   ------------------------   ------------------   --------------------  -----------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                $ (57,842)          $ 33,679          $ (2,735,902)          $ (286,527)               $ (14,144)           $ (1,409,392)     $ (205,918)                 $ 335,688            $ 657,905           $ (1,074,878)           $ (12,064,088)
                                                                    =====================   ================   ===================   ==================  =======================  ======================   =============   ========================   ==================   ====================  =======================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 2
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                        AST - Janus           AST - Janus         AST - Janus         AST - Kinetics       AST - Lord Abbett          AST - Marsico         AST - MFS             AST - MFS               AST - MFS                AST             AST - Neuberger &
                                                                       Mid-Cap Growth        Overseas Growth    Strategic Value          Internet            Bond Debenture          Capital Growth         Global Equity          Growth              Growth with Income     Money Market       Berman Mid-Cap Growth
                                                                    ---------------------   --------------------------------------   ------------------  -----------------------  ----------------------   ----------------------------------------   -----------------------------------------  -----------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                  $ 1,319          $ 606,203                 $ 655                  $ -                    $ 144                     $ -             $ -                      $ 229              $ 1,118            $ 3,784,749                      $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)        (11,409)           (69,700)               (5,323)                (354)                  (3,641)               (124,490)         (1,951)                   (52,488)              (5,140)              (702,383)                 (60,381)
                                                                    ---------------------   ----------------   -------------------   ------------------  -----------------------  ----------------------   -------------   ------------------------   ------------------   --------------------  -----------------------
NET INVESTMENT INCOME (LOSS)                                                     (10,090)           536,503                (4,668)                (354)                  (3,497)               (124,490)         (1,951)                   (52,259)              (4,022)             3,082,366                  (60,381)
                                                                    ---------------------   ----------------   -------------------   ------------------  -----------------------  ----------------------   -------------   ------------------------   ------------------   --------------------  -----------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                         3,275,942         23,458,031             6,451,946            1,146,544                2,745,453              45,862,514       2,852,685                 32,373,577              636,720            972,633,939              129,933,738
   Cost of Securities Sold                                                     4,701,139         32,755,752             6,555,204            1,147,735                2,734,154              53,960,060       2,865,254                 34,743,704              715,825            972,633,939              134,551,136

                                                                    ---------------------   ----------------   -------------------   ------------------  -----------------------  ----------------------   -------------   ------------------------   ------------------   --------------------  -----------------------
       Net Gain (Loss)                                                        (1,425,197)        (9,297,721)             (103,258)              (1,191)                  11,299              (8,097,546)        (12,569)                (2,370,127)             (79,105)                     -               (4,617,398)
   Short-Term Capital Gain Distributions Received                                      -            924,084                     -                    -                       49                       -               -                          -                    -                      -                  159,230
   Long-Term Capital Gain Distributions Received                                       -          1,970,637                     -                    -                        -                 432,088               -                          -                    -                      -                1,241,728
                                                                    ---------------------   ----------------   -------------------   ------------------  -----------------------  ----------------------   -------------   ------------------------   ------------------   --------------------  -----------------------

NET REALIZED GAIN (LOSS)                                                      (1,425,197)        (6,403,000)             (103,258)              (1,191)                  11,348              (7,665,458)        (12,569)                (2,370,127)             (79,105)                     -               (3,216,440)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                          (335,230)        (2,369,099)                1,046                   (1)                     390              (1,757,510)         (4,277)                   (37,051)             (13,035)                     -                   22,223
   End of Period                                                                 (70,522)           331,133                20,352                1,393                    1,855                 892,385           8,147                    304,577              (72,361)                     -                   67,039
                                                                    ---------------------   ----------------   -------------------   ------------------  -----------------------  ----------------------   -------------   ------------------------   ------------------   --------------------  -----------------------

NET UNREALIZED GAIN (LOSS)                                                       264,708          2,700,232                19,306                1,394                    1,465               2,649,895          12,424                    341,628              (59,326)                     -                   44,816
                                                                    ---------------------   ----------------   -------------------   ------------------  -----------------------  ----------------------   -------------   ------------------------   ------------------   --------------------  -----------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             $ (1,170,579)      $ (3,166,265)            $ (88,620)              $ (151)                 $ 9,316            $ (5,140,053)       $ (2,096)              $ (2,080,758)          $ (142,453)           $ 3,082,366             $ (3,232,005)
                                                                    =====================   ================   ===================   ==================  =======================  ======================   =============   ========================   ==================   ====================  =======================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 2
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                                                    AST - Sanford Bernstein
                                                                                                                  AST - PIMCO           AST - PIMCO            Core Value                                                                               AST - T. Rowe         AST - T. Rowe          AST - T. Rowe
                                                                     AST - Neuberger &        AST - PBHG        Limited Maturity       Total Return           * May 1 thru        AST - Sanford Bernstein   AST - Scudder       AST - Strong             Price Asset          Price Global           Price Natural
                                                                     Berman Mid-Cap Value    Small-Cap Growth         Bond                 Bond              Dec. 31, 2001          Managed Index 500         Japan         International Equity         Allocation               Bond                 Resources
                                                                    --------------------------------------------------------------   ------------------  -----------------------  ----------------------   -------------   ------------------------   ------------------   --------------------  -----------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                 $ 17,128                $ -             $ 652,611          $ 1,601,074                      $ -                $ 63,059             $ -                   $ 13,924             $ 62,086                    $ -                 $ 26,680
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)        (94,168)           (41,984)              (94,358)            (224,090)                  (1,479)                (54,417)           (291)                   (53,225)             (15,341)               (15,397)                 (17,463)
                                                                    ---------------------   ----------------   -------------------   ------------------  -----------------------  ----------------------   -------------   ------------------------   ------------------   --------------------  -----------------------
NET INVESTMENT INCOME (LOSS)                                                     (77,040)           (41,984)              558,253            1,376,984                   (1,479)                  8,642            (291)                   (39,301)              46,745                (15,397)                   9,217
                                                                    ---------------------   ----------------   -------------------   ------------------  -----------------------  ----------------------   -------------   ------------------------   ------------------   --------------------  -----------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                        65,825,572         14,741,984            31,398,741          117,123,173                3,134,079              70,584,859       3,938,741                105,085,844            3,021,642              2,963,839                8,233,577
   Cost of Securities Sold                                                    66,943,196         25,309,096            30,552,543          114,905,806                3,112,777              71,702,140       3,966,257                107,542,350            3,476,999              2,853,730                8,446,004

                                                                    ---------------------   ----------------   -------------------   ------------------  -----------------------  ----------------------   -------------   ------------------------   ------------------   --------------------  -----------------------
       Net Gain (Loss)                                                        (1,117,624)       (10,567,112)              846,198            2,217,367                   21,302              (1,117,281)        (27,516)                (2,456,506)            (455,357)               110,109                 (212,427)
   Short-Term Capital Gain Distributions Received                                597,379                  -                     -                    -                        -                       -             296                          -                    -                      -                   51,868
   Long-Term Capital Gain Distributions Received                                  69,998          1,137,002                     -                    -                        -                  76,591               -                    919,589              208,841                      -                  115,424
                                                                    ---------------------   ----------------   -------------------   ------------------  -----------------------  ----------------------   -------------   ------------------------   ------------------   --------------------  -----------------------

NET REALIZED GAIN (LOSS)                                                        (450,247)        (9,430,110)              846,198            2,217,367                   21,302              (1,040,690)        (27,220)                (1,536,917)            (246,516)               110,109                  (45,135)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                           680,830         (8,882,612)              473,843            1,289,676                        -                (115,434)             29                    145,306              (43,004)                48,249                  199,234
   End of Period                                                                 643,916            118,386                (2,945)             144,444                    5,958                  55,840              (2)                    71,161                8,976                 (9,592)                 155,628
                                                                    ---------------------   ----------------   -------------------   ------------------  -----------------------  ----------------------   -------------   ------------------------   ------------------   --------------------  -----------------------

NET UNREALIZED GAIN (LOSS)                                                       (36,914)         9,000,998              (476,788)          (1,145,232)                   5,958                 171,274             (31)                   (74,145)              51,980                (57,841)                 (43,606)
                                                                    ---------------------   ----------------   -------------------   ------------------  -----------------------  ----------------------   -------------   ------------------------   ------------------   --------------------  -----------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               $ (564,201)        $ (471,096)            $ 927,663          $ 2,449,119                 $ 25,781              $ (860,774)      $ (27,542)              $ (1,650,363)          $ (147,791)              $ 36,871                $ (79,524)
                                                                    =====================   ================   ===================   ==================  =======================  ======================   =============   ========================   ==================   ====================  =======================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 2
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                               Evergreen                                                                                                                                                                                                ProFunds
                                                                                               VA Omega                                                                                                                                                  Montgomery               Nike                  VP Bear
                                                                        Evergreen VA         * May 1 thru         Evergreen VA          INVESCO VIF            INVESCO VIF             INVESCO VIF           INVESCO VIF         INVESCO VIF              Emerging           First Trust 10          * Jan. 22 thru
                                                                      Global Leaders Fund    Dec. 31, 2001      Special Equity Fund    Dynamics Fund      Financial Services Fund   Health Sciences Fund    Technology Fund  Telecommunications Fund       Markets            Uncommon Values        Dec. 31, 2001
                                                                    ----------------------------------------   ----------------------------------------  ---------------------------------------------------------------------------------------------------------------   ---------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                  $ 1,163                $ -                   $ -                  $ -                 $ 17,783                $ 13,726             $ -                        $ -                  $ -                    $ -                      $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)         (1,359)              (263)               (4,762)             (20,193)                 (30,963)                (34,003)        (23,631)                   (16,524)             (10,495)                (1,245)                 (10,340)
                                                                    ---------------------   ----------------   -------------------   ------------------  -----------------------  ----------------------   -------------   ------------------------   ------------------   --------------------  -----------------------
NET INVESTMENT INCOME (LOSS)                                                        (196)              (263)               (4,762)             (20,193)                 (13,180)                (20,277)        (23,631)                   (16,524)             (10,495)                (1,245)                 (10,340)
                                                                    ---------------------   ----------------   -------------------   ------------------  -----------------------  ----------------------   -------------   ------------------------   ------------------   --------------------  -----------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                           978,352            216,183             2,182,508           25,526,885               23,655,271              27,149,083      20,367,756                  8,428,855           13,751,044                165,701               55,156,771
   Cost of Securities Sold                                                     1,012,656            221,733             2,333,434           27,571,060               24,146,816              28,037,736      24,186,438                 11,435,119           13,955,235                259,235               55,383,160

                                                                    ---------------------   ----------------   -------------------   ------------------  -----------------------  ----------------------   -------------   ------------------------   ------------------   --------------------  -----------------------
       Net Gain (Loss)                                                           (34,304)            (5,550)             (150,926)          (2,044,175)                (491,545)               (888,653)     (3,818,682)                (3,006,264)            (204,191)               (93,534)                (226,389)
   Short-Term Capital Gain Distributions Received                                      -                  -                     -                    -                    2,629                       -               -                          -                    -                      -                        -
   Long-Term Capital Gain Distributions Received                                       -                  -                     -                    -                      876                       -               -                          -                    -                      -                        -
                                                                    ---------------------   ----------------   -------------------   ------------------  -----------------------  ----------------------   -------------   ------------------------   ------------------   --------------------  -----------------------

NET REALIZED GAIN (LOSS)                                                         (34,304)            (5,550)             (150,926)          (2,044,175)                (488,040)               (888,653)     (3,818,682)                (3,006,264)            (204,191)               (93,534)                (226,389)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                            (2,244)                 -               (11,744)            (389,161)                 214,415                  85,420      (1,020,866)                  (623,121)            (117,182)               (49,917)                       -
   End of Period                                                                   2,272              6,628                69,876               28,780                   36,441                 (42,635)        (10,816)                    45,692               50,402                (38,242)                   9,777
                                                                    ---------------------   ----------------   -------------------   ------------------  -----------------------  ----------------------   -------------   ------------------------   ------------------   --------------------  -----------------------

NET UNREALIZED GAIN (LOSS)                                                         4,516              6,628                81,620              417,941                 (177,974)               (128,055)      1,010,050                    668,813              167,584                 11,675                    9,777
                                                                    ---------------------   ----------------   -------------------   ------------------  -----------------------  ----------------------   -------------   ------------------------   ------------------   --------------------  -----------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                $ (29,984)             $ 815             $ (74,068)        $ (1,646,427)              $ (679,194)           $ (1,036,985)   $ (2,832,263)              $ (2,353,975)           $ (47,102)             $ (83,104)              $ (226,952)
                                                                    =====================   ================   ===================   ==================  =======================  ======================   =============   ========================   ==================   ====================  =======================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 2
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                          ProFunds             ProFunds             ProFunds                                    ProFunds                ProFunds             ProFunds             ProFunds                ProFunds             ProFunds VP
                                                                      VP Biotechnology       VP Bull Plus          VP Energy                                  VP Financial           VP Health Care           VP OTC           VP Real Estate           VP Technology      Telecommunications
                                                                       * Jan. 22 thru       * Jan. 22 thru       * Jan. 22 thru          ProFunds            * Jan. 22 thru          * Jan. 22 thru        * Jan. 22 thru      * Jan. 22 thru          * Jan. 22 thru        * Jan. 22 thru             ProFunds
                                                                       Dec. 31, 2001         Dec. 31, 2001       Dec. 31, 2001         VP Europe 30          Dec. 31, 2001            Dec. 31, 2001         Dec. 31, 2001       Dec. 31, 2001           Dec. 31, 2001         Dec. 31, 2001           VP Ultra OTC
                                                                    ---------------------   ----------------   -------------------   ------------------  -----------------------  ----------------------   ----------------------------------------   ------------------   --------------------  -----------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                      $ -                $ -                   $ -                  $ -                      $ -                     $ -             $ -                        $ -                  $ -                    $ -                      $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)         (2,755)            (2,934)               (5,401)              (3,011)                  (1,425)                 (1,709)         (3,269)                    (4,001)                (688)                  (287)                 (14,038)
                                                                    ---------------------   ----------------   -------------------   ------------------  -----------------------  ----------------------   -------------   ------------------------   ------------------   --------------------  -----------------------
NET INVESTMENT INCOME (LOSS)                                                      (2,755)            (2,934)               (5,401)              (3,011)                  (1,425)                 (1,709)         (3,269)                    (4,001)                (688)                  (287)                 (14,038)
                                                                    ---------------------   ----------------   -------------------   ------------------  -----------------------  ----------------------   -------------   ------------------------   ------------------   --------------------  -----------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                        20,663,912          8,420,723            23,991,372           10,385,058                9,766,404               9,208,751       4,045,523                 11,892,252            1,564,985                849,020               12,114,008
   Cost of Securities Sold                                                    20,675,584          8,511,415            24,176,923           10,579,038                9,750,861               9,146,001       4,033,676                 11,887,961            1,593,941                887,213               17,603,293

                                                                    ---------------------   ----------------   -------------------   ------------------  -----------------------  ----------------------   -------------   ------------------------   ------------------   --------------------  -----------------------
       Net Gain (Loss)                                                           (11,672)           (90,692)             (185,551)            (193,980)                  15,543                  62,750          11,847                      4,291              (28,956)               (38,193)              (5,489,285)
   Short-Term Capital Gain Distributions Received                                      -                  -                     -                    -                        -                       -               -                          -                    -                      -                        -
   Long-Term Capital Gain Distributions Received                                       -                  -                     -                    -                        -                       -               -                          -                    -                      -                        -
                                                                    ---------------------   ----------------   -------------------   ------------------  -----------------------  ----------------------   -------------   ------------------------   ------------------   --------------------  -----------------------

NET REALIZED GAIN (LOSS)                                                         (11,672)           (90,692)             (185,551)            (193,980)                  15,543                  62,750          11,847                      4,291              (28,956)               (38,193)              (5,489,285)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                 -                  -                     -               (5,857)                       -                       -               -                          -                    -                      -               (2,993,771)
   End of Period                                                                  (9,854)             7,158                63,257                  390                    1,111                  (3,829)        (26,290)                     3,417              (15,405)                    73                 (111,843)
                                                                    ---------------------   ----------------   -------------------   ------------------  -----------------------  ----------------------   -------------   ------------------------   ------------------   --------------------  -----------------------

NET UNREALIZED GAIN (LOSS)                                                        (9,854)             7,158                63,257                6,247                    1,111                  (3,829)        (26,290)                     3,417              (15,405)                    73                2,881,928
                                                                    ---------------------   ----------------   -------------------   ------------------  -----------------------  ----------------------   -------------   ------------------------   ------------------   --------------------  -----------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                $ (24,281)         $ (86,468)           $ (127,695)          $ (190,744)                $ 15,229                $ 57,212       $ (17,712)                   $ 3,707            $ (45,049)             $ (38,407)            $ (2,621,395)
                                                                    =====================   ================   ===================   ==================  =======================  ======================   =============   ========================   ==================   ====================  =======================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 2
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                    -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                               ProFunds          Prudential SP
                                                                                             VP Utilities      Jennison Int'l Growth
                                                                          ProFunds          * Jan. 22 thru        * May 1 thru             Rydex                 Rydex                    Rydex             WFVT - Equity       WFVT - Equity
                                                                     VP Ultra Small-Cap      Dec. 31, 2001       Dec. 31, 2001           Nova Fund              OTC Fund                Ursa Fund          Income Fund           Value Fund
                                                                    ---------------------   ----------------   -------------------   ------------------  -----------------------  ----------------------   -------------   ------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                      $ -                $ -                   $ -            $ 116,931                      $ -                 $ 1,996         $ 4,499                    $ 8,385
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)         (5,945)              (973)                 (671)              (6,961)                 (14,966)                 (1,160)         (2,343)                    (8,923)
                                                                    ---------------------   ----------------   -------------------   ------------------  -----------------------  ----------------------   -------------   ------------------------
NET INVESTMENT INCOME (LOSS)                                                      (5,945)              (973)                 (671)             109,970                  (14,966)                    836           2,156                       (538)
                                                                    ---------------------   ----------------   -------------------   ------------------  -----------------------  ----------------------   -------------   ------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                        14,379,076          4,201,936             5,960,909            1,872,738                5,951,735               8,151,656       2,437,407                  1,107,452
   Cost of Securities Sold                                                    14,484,549          4,283,820             5,916,058            2,236,683                8,293,294               8,100,934       2,565,162                  1,126,491

                                                                    ---------------------   ----------------   -------------------   ------------------  -----------------------  ----------------------   -------------   ------------------------
       Net Gain (Loss)                                                          (105,473)           (81,884)               44,851             (363,945)              (2,341,559)                 50,722        (127,755)                   (19,039)
   Short-Term Capital Gain Distributions Received                                      -                  -                     -                    -                        -                       -               -                          -
   Long-Term Capital Gain Distributions Received                                       -                  -                     -                    -                        -                       -          22,113                          -
                                                                    ---------------------   ----------------   -------------------   ------------------  -----------------------  ----------------------   -------------   ------------------------

NET REALIZED GAIN (LOSS)                                                        (105,473)           (81,884)               44,851             (363,945)              (2,341,559)                 50,722        (105,642)                   (19,039)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                            51,532                  -                     -             (145,203)              (1,614,478)                  2,840           2,704                     13,730
   End of Period                                                                  18,636             (2,263)                    1             (310,408)                (686,659)                   (488)          1,515                    (68,147)
                                                                    ---------------------   ----------------   -------------------   ------------------  -----------------------  ----------------------   -------------   ------------------------

NET UNREALIZED GAIN (LOSS)                                                       (32,896)            (2,263)                    1             (165,205)                 927,819                  (3,328)         (1,189)                   (81,877)
                                                                    ---------------------   ----------------   -------------------   ------------------  -----------------------  ----------------------   -------------   ------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               $ (144,314)         $ (85,120)             $ 44,181           $ (419,180)            $ (1,428,706)               $ 48,230      $ (104,675)                $ (101,454)
                                                                    =====================   ================   ===================   ==================  =======================  ======================   =============   ========================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 2
STATEMENTS OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                           --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                           --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    AAF                                 AAF - Mid-Cap               AST - AIM                     AST - Alger                      AST - Alger                      AST - Alger
                                                                 Total                            Growth                            Growth                          Balanced                            All-Cap Growth               Growth                               Mid-Cap Growth
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                              Year Ended       Year Ended       Year Ended     Jan. 1 thru        Year Ended     Jan. 1 thru       Year Ended    Year Ended        Year Ended    Year Ended        Jan. 1 thru    Year Ended        Jan. 1 thru     Year Ended
                                                             Dec. 31, 2001   Dec. 31, 2000     Dec. 31, 2001 Nov. 11, 2000 **   Dec. 31, 2001  Nov. 11, 2000 **   Dec. 31, 2001 Dec. 31, 2000    Dec. 31, 2001  Dec. 31, 2000    Feb. 15, 2001 **Dec. 31, 2000    Feb. 15, 2001 **Dec. 31, 2000
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                $ 5,739,777    $ 4,798,372              $ -       $ (83,007)              $ -       $ (79,610)        $ 56,255      $ 75,882         $ (46,783)     $ (6,038)          $ (3,389)    $ (10,007)          $ (9,459)     $ (10,617)
     Net Realized Gain (Loss)                                    (80,385,833)     7,068,872                -        (681,871)                -       1,537,373         (481,412)      434,624        (1,668,984)     (525,368)          (397,744)       (8,193)          (119,482)       (19,627)
     Net Unrealized Gain (Loss) On Investments                    23,706,782    (60,265,499)               -        (718,765)                -        (575,847)          47,933      (564,054)          221,200       (55,948)           554,160      (554,160)           211,524       (211,524)
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                          (50,939,274)   (48,398,255)               -      (1,483,643)                -         881,916         (377,224)      (53,548)       (1,494,567)     (587,354)           153,027      (572,360)            82,583       (241,768)
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                          116,538,642    184,241,835                -       1,474,292                 -       1,772,467          500,486       896,899           400,889       671,987             31,513        38,116             63,288        135,004
     Net Transfers Between Sub-accounts                               43,739        (42,422)               -     (11,265,621)             (252)     (8,764,101)        (552,562)   (1,199,815)        8,768,791     1,091,871        (11,278,199)   11,877,413        (11,503,186)    12,192,821
     Surrenders                                                  (75,451,859)   (58,593,056)               -      (1,943,601)              252      (2,309,647)        (398,319)     (488,748)       (1,220,189)      (29,294)           (77,789)     (171,721)          (669,336)       (59,406)
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                           41,130,522    125,606,357                -     (11,734,930)                -      (9,301,282)        (450,395)     (791,664)        7,949,491     1,734,564        (11,324,475)   11,743,808        (12,109,234)    12,268,419
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                           (9,808,752)    77,208,102                -     (13,218,573)                -      (8,419,366)        (827,619)     (845,212)        6,454,924     1,147,210        (11,171,448)   11,171,448        (12,026,651)    12,026,651
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

NET ASSETS:
     Beginning of Period                                         430,749,963    353,541,861                -      13,218,573                 -       8,419,365        3,430,999     4,276,211         1,147,210             -         11,171,448             -         12,026,651              -
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
     End of Period                                             $ 420,941,211  $ 430,749,963                -             $ -               $ -             $ -      $ 2,603,380   $ 3,430,999       $ 7,602,134   $ 1,147,210                $ -  $ 11,171,448                $ -   $ 12,026,651
                                                           =================================   ==============================   ===============================   ============================   =============================   ==============================   ===============================
                                                           =================================   ==============================   ===============================   ============================   =============================   ==============================   ===============================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 2
STATEMENTS OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                           --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                           --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                               AST - Alliance Bernstein        AST - Alliance                   AST - Alliance                      AST - American Century          AST - American Century          AST - American Century            AST - American Century
                                                            Growth & Value                         Growth                              Growth & Income                  Income & Growth             International Growth I          International Growth II             Strategic Balanced
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                             * May 1 thru      Year Ended       Year Ended     Year Ended         Year Ended     Year Ended        Year Ended    Year Ended        Year Ended    Year Ended        Jan. 1 thru    Year Ended        Year Ended      Year Ended
                                                             Dec. 31, 2001   Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000     Dec. 31, 2001 Dec. 31, 2000    Dec. 31, 2001  Dec. 31, 2000    Sep. 24, 2001 **Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                     $ (531)           $ -        $ (23,708)      $ (29,461)         $ 36,312        $ 63,631          $ 2,747     $ (14,294)        $ (22,923)    $ (36,181)           $ 9,064     $ (24,924)          $ 18,059        $ 6,473
     Net Realized Gain (Loss)                                         (6,147)             -       (1,517,236)        638,561         1,667,922       1,386,537         (796,080)      146,215        (2,681,238)     (150,755)        (1,723,849)      619,848           (212,322)        42,557
     Net Unrealized Gain (Loss) On Investments                        14,569              -        1,059,016      (1,471,716)       (2,196,261)       (639,582)          95,660      (756,405)           81,994      (354,172)            88,050    (1,586,936)           136,421       (109,750)
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                                7,891              -         (481,928)       (862,616)         (492,027)        810,586         (697,673)     (624,484)       (2,622,167)     (541,108)        (1,626,735)     (992,012)           (57,842)       (60,720)
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                                6,945              -          270,319       1,154,697         2,921,924       2,871,792          436,196     2,998,415         1,281,134     3,090,137              9,226       396,898            251,804        931,884
     Net Transfers Between Sub-accounts                              220,048              -        1,231,365         101,707         5,569,533       1,048,767         (107,533)      495,371         4,256,983     4,088,122         (2,952,242)   (2,838,989)         1,080,990         32,245
     Surrenders                                                       (1,321)             -         (375,506)       (308,198)       (2,213,401)     (2,490,167)        (488,210)     (717,209)         (890,875)     (260,262)          (295,753)     (753,726)          (285,217)      (143,083)
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                              225,672              -        1,126,178         948,205         6,278,056       1,430,392         (159,547)    2,776,577         4,647,242     6,917,997         (3,238,769)   (3,195,817)         1,047,577        821,046
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                              233,563              -          644,250          85,589         5,786,029       2,240,978         (857,220)    2,152,093         2,025,075     6,376,889         (4,865,504)   (4,187,829)           989,735        760,326
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

NET ASSETS:
     Beginning of Period                                                   -              -        3,927,260       3,841,670        20,976,492      18,735,514        5,671,895     3,519,802         8,769,147     2,392,258          4,865,504     9,053,333          1,565,263        804,937
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
     End of Period                                                 $ 233,563            $ -      $ 4,571,510     $ 3,927,260      $ 26,762,521    $ 20,976,492      $ 4,814,675   $ 5,671,895      $ 10,794,222   $ 8,769,147                $ -   $ 4,865,504        $ 2,554,998    $ 1,565,263
                                                           =================================   ==============================   ===============================   ============================   =============================   ==============================   ===============================
                                                           =================================   ==============================   ===============================   ============================   =============================   ==============================   ===============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   ------------------------------   -------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   ------------------------------   -------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 2
STATEMENTS OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                           --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                           --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                 AST - Cohen & Steers            AST DeAm                              AST - Federated                  AST - Federated                 AST - Founders            AST - Gabelli                    AST - Gabelli
                                                              Real Estate                            Small-Cap Growth                 Aggressive Growth                 High Yield Bond             Passport                            All-Cap Growth                   Small-Cap Value
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                              Year Ended       Year Ended       Year Ended     Year Ended         Year Ended     Year Ended        Year Ended    Year Ended        Year Ended    Year Ended        Year Ended     Year Ended        Year Ended      Year Ended
                                                             Dec. 31, 2001   Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000     Dec. 31, 2001 Dec. 31, 2000    Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                   $ 79,138       $ 42,197        $ (52,037)      $ (65,843)         $ (5,037)         $ (107)       $ 726,926     $ 730,187         $ (29,350)    $ (52,444)         $ (10,992)       $ (227)         $ (24,328)      $ (5,372)
     Net Realized Gain (Loss)                                        120,046        231,075       (2,873,834)     (1,113,849)         (295,842)            244       (1,144,217)   (1,256,376)       (1,316,518)      983,636           (222,874)       (2,370)            99,391      1,083,698
     Net Unrealized Gain (Loss) On Investments                      (165,505)       254,868          189,969      (1,377,740)           14,352         (13,828)         403,147      (252,731)          (63,524)   (1,707,669)            27,948         8,658            260,625        293,104
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                               33,679        528,140       (2,735,902)     (2,557,432)         (286,527)        (13,691)         (14,144)     (778,920)       (1,409,392)     (776,477)          (205,918)        6,061            335,688      1,371,430
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                              314,990        360,429          705,210       2,795,663           215,760           1,989          872,105     1,410,209           220,534     2,437,921            238,283        23,116            973,880        574,709
     Net Transfers Between Sub-accounts                              374,743      1,082,772          139,304         204,143         1,545,507          87,778        2,109,935     1,069,422        (1,614,800)   (1,656,808)         2,123,046       521,250          6,201,189        689,042
     Surrenders                                                     (531,359)      (376,758)        (804,424)     (1,006,329)          (27,396)              -       (1,235,892)   (1,291,585)         (348,027)     (872,888)           (77,864)       (5,901)        (1,364,539)      (944,343)
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                              158,374      1,066,443           40,090       1,993,477         1,733,871          89,767        1,746,148     1,188,046        (1,742,293)      (91,775)         2,283,465       538,465          5,810,530        319,408
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                              192,053      1,594,583       (2,695,811)       (563,955)        1,447,344          76,076        1,732,004       409,126        (3,151,685)     (868,252)         2,077,547       544,526          6,146,218      1,690,838
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

NET ASSETS:
     Beginning of Period                                           3,564,176      1,969,593        8,854,604       9,418,559            76,076               -        8,688,496     8,279,370         5,767,862     6,636,114            544,526             -          8,164,486      6,473,648
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
     End of Period                                               $ 3,756,229    $ 3,564,176      $ 6,158,793     $ 8,854,604       $ 1,523,420        $ 76,076     $ 10,420,500   $ 8,688,496       $ 2,616,177   $ 5,767,862        $ 2,622,073     $ 544,526       $ 14,310,704    $ 8,164,486
                                                           =================================   ==============================   ===============================   ============================   =============================   ==============================   ===============================
                                                           =================================   ==============================   ===============================   ============================   =============================   ==============================   ===============================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 2
STATEMENTS OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                           --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                           --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                 AST - Goldman Sachs                   AST - Invesco                 AST                           AST - Janus                    AST - Janus                      AST - Janus                    AST - Kinetics
                                                            Small-Cap Value                            Equity Income                    JanCap Growth                   Mid-Cap Growth                 Overseas Growth           Strategic Value                     Internet
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                              Year Ended       Year Ended       Year Ended     Year Ended         Year Ended     Year Ended        Year Ended    Year Ended        Year Ended    Year Ended        Year Ended     Year Ended        Year Ended      Year Ended
                                                             Dec. 31, 2001   Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000     Dec. 31, 2001 Dec. 31, 2000    Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                  $ (55,692)     $ (13,909)       $ 157,320        $ 80,949        $ (172,566)     $ (240,942)       $ (10,090)     $ (3,339)        $ 536,503     $ (12,297)          $ (4,668)        $ (62)            $ (354)         $ (13)
     Net Realized Gain (Loss)                                        486,961        525,428         (647,026)        192,909       (15,981,917)     (4,184,607)      (1,425,197)     (147,991)       (6,403,000)    4,964,404           (103,258)         (980)            (1,191)        (1,164)
     Net Unrealized Gain (Loss) On Investments                       226,636        221,935         (585,172)           (507)        4,090,395     (11,171,950)         264,708      (335,230)        2,700,232    (9,457,619)            19,306         1,046              1,394             (1)
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                              657,905        733,454       (1,074,878)        273,351       (12,064,088)    (15,597,499)      (1,170,579)     (486,560)       (3,166,265)   (4,505,512)           (88,620)            4               (151)        (1,178)
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                            1,374,806        709,747          755,673       2,354,682         2,387,793       8,460,585          515,652       869,242           651,564     1,497,687            163,493        33,191             25,492          8,479
     Net Transfers Between Sub-accounts                            8,197,708      2,502,453         (312,907)      2,485,650           253,746      (1,831,506)       1,327,017       678,762        (3,517,731)   (3,942,182)            50,913       466,188              7,461         (7,006)
     Surrenders                                                     (706,634)      (202,118)      (1,091,792)     (1,034,212)       (3,203,776)     (5,632,356)        (260,003)       (4,474)       (1,049,387)   (2,143,102)           (38,384)            -             (9,413)          (295)
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                            8,865,880      3,010,082         (649,026)      3,806,120          (562,237)        996,723        1,582,666     1,543,530        (3,915,554)   (4,587,597)           176,022       499,379             23,540          1,178
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                            9,523,785      3,743,536       (1,723,904)      4,079,471       (12,626,325)    (14,600,776)         412,087     1,056,970        (7,081,819)   (9,093,109)            87,402       499,383             23,389              -
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

NET ASSETS:
     Beginning of Period                                           5,172,120      1,428,584       10,493,914       6,414,443        31,928,866      46,529,642        1,056,970             -        14,653,002    23,746,111            499,383             -                  -              -
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
     End of Period                                              $ 14,695,905    $ 5,172,120      $ 8,770,010    $ 10,493,914      $ 19,302,541    $ 31,928,866      $ 1,469,057   $ 1,056,970       $ 7,571,183  $ 14,653,002          $ 586,785     $ 499,383           $ 23,389            $ -
                                                           =================================   ==============================   ===============================   ============================   =============================   ==============================   ===============================
                                                           =================================   ==============================   ===============================   ============================   =============================   ==============================   ===============================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 2
STATEMENTS OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                           --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                           --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                           AST - Lord Abbett                   AST - Marsico                      AST - MFS                         AST - MFS                      AST - MFS                           AST                           AST - Neuberger & Berman
                                                            Bond Debenture                            Capital Growth            Global Equity                        Growth                           Growth with Income          Money Market                            Mid-Cap Growth
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                              Year Ended       Year Ended       Year Ended     Year Ended         Year Ended     Year Ended        Year Ended    Year Ended        Year Ended    Year Ended        Year Ended     Year Ended        Year Ended      Year Ended
                                                             Dec. 31, 2001   Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000     Dec. 31, 2001 Dec. 31, 2000    Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                   $ (3,497)         $ (15)      $ (124,490)     $ (141,269)         $ (1,951)         $ (720)       $ (52,259)     $ (2,860)         $ (4,022)     $ (2,722)       $ 3,082,366   $ 3,550,960          $ (60,381)     $ (47,225)
     Net Realized Gain (Loss)                                         11,348              4       (7,665,458)      2,969,190           (12,569)         (4,804)      (2,370,127)      (30,429)          (79,105)        1,779                  -           162         (3,216,440)      (167,371)
     Net Unrealized Gain (Loss) On Investments                         1,465            390        2,649,895      (6,476,442)           12,424          (4,498)         341,628       (40,807)          (59,326)      (13,166)                 -             -             44,816       (486,457)
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                                9,316            379       (5,140,053)     (3,648,521)           (2,096)        (10,022)      (2,080,758)      (74,096)         (142,453)      (14,109)         3,082,366     3,551,122         (3,232,005)      (701,053)
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                              278,322              -        2,237,313       6,179,629            96,104          82,650          848,120       461,899           185,656       423,031         80,794,438   107,195,404            903,277      1,828,131
     Net Transfers Between Sub-accounts                            1,314,327         18,950       (1,019,893)      2,283,068           242,432          43,844        8,906,421       736,009             4,475       508,540        (35,722,170)  (46,467,089)         4,589,507      4,963,732
     Surrenders                                                      (65,325)          (489)      (2,701,838)     (1,884,434)          (18,187)           (640)      (1,376,882)     (259,039)         (147,561)     (122,864)       (38,655,192)  (18,107,768)          (892,042)      (664,500)
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                            1,527,324         18,461       (1,484,418)      6,578,263           320,349         125,854        8,377,658       938,869            42,570       808,707          6,417,076    42,620,547          4,600,742      6,127,363
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                            1,536,640         18,840       (6,624,471)      2,929,742           318,253         115,832        6,296,900       864,773           (99,883)      794,598          9,499,442    46,171,669          1,368,737      5,426,310
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

NET ASSETS:
     Beginning of Period                                              18,840              -       22,935,566      20,005,824           118,176           2,344          983,925       119,152           798,623         4,025         96,059,634    49,887,965          8,122,600      2,696,290
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
     End of Period                                               $ 1,555,480       $ 18,840     $ 16,311,095    $ 22,935,566         $ 436,429       $ 118,176      $ 7,280,825     $ 983,925         $ 698,740     $ 798,623      $ 105,559,076  $ 96,059,634        $ 9,491,337    $ 8,122,600
                                                           =================================   ==============================   ===============================   ============================   =============================   ==============================   ===============================
                                                           =================================   ==============================   ===============================   ============================   =============================   ==============================   ===============================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 2
STATEMENTS OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                           --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                           --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                               AST - Neuberger & Berman         AST - PBHG                       AST - PIMCO                       AST - PIMCO                     AST - Sanford Bernstein          AST - Sanford Bernstein        AST - Scudder
                                                             Mid-Cap Value                           Small-Cap Growth               Limited Maturity Bond              Total Return Bond           Core Value                          Managed Index 500               Japan
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                              Year Ended       Year Ended       Year Ended     Year Ended         Year Ended     Year Ended        Year Ended    Year Ended       * May 1 thru   Year Ended        Year Ended     Year Ended        Year Ended      Year Ended
                                                             Dec. 31, 2001   Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000     Dec. 31, 2001 Dec. 31, 2000    Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                  $ (77,040)     $ (30,835)       $ (41,984)     $ (105,900)        $ 558,253       $ 502,015      $ 1,376,984     $ 968,752          $ (1,479)          $ -            $ 8,642     $ (18,609)            $ (291)        $ (196)
     Net Realized Gain (Loss)                                       (450,247)     1,025,866       (9,430,110)      5,845,591           846,198        (171,774)       2,217,367      (373,471)           21,302             -         (1,040,690)     (285,411)           (27,220)        55,768
     Net Unrealized Gain (Loss) On Investments                       (36,914)       777,023        9,000,998     (13,212,881)         (476,788)        453,350       (1,145,232)    2,002,980             5,958             -            171,274      (365,469)               (31)            29
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                             (564,201)     1,772,054         (471,096)     (7,473,190)          927,663         783,591        2,449,119     2,598,261            25,781             -           (860,774)     (669,489)           (27,542)        55,601
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                            1,830,258        885,778          139,184         698,024         2,214,083       2,851,045        4,174,710     4,138,576           153,838             -          1,083,881     1,449,523              2,476        731,915
     Net Transfers Between Sub-accounts                            3,083,355      5,039,799         (199,558)    (13,351,606)        1,383,573         294,245       (1,205,524)    9,473,109           376,217             -          2,212,348     2,953,798             22,194       (784,607)
     Surrenders                                                   (1,649,688)    (1,164,620)        (725,111)     (1,584,809)       (1,704,495)     (2,429,165)      (3,471,168)   (3,377,279)           (2,749)            -         (1,117,841)     (492,169)                 -            (37)
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                            3,263,925      4,760,957         (785,485)    (14,238,391)        1,893,161         716,125         (501,982)   10,234,406           527,306             -          2,178,388     3,911,152             24,670        (52,729)
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                            2,699,724      6,533,011       (1,256,581)    (21,711,581)        2,820,824       1,499,716        1,947,137    12,832,667           553,087             -          1,317,614     3,241,663             (2,872)         2,872
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

NET ASSETS:
     Beginning of Period                                          12,843,768      6,310,757        8,272,889      29,984,470        11,455,097       9,955,381       33,237,447    20,404,780                 -             -          7,253,070     4,011,407              2,872              -
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
     End of Period                                              $ 15,543,492   $ 12,843,768      $ 7,016,308     $ 8,272,889      $ 14,275,921    $ 11,455,097     $ 35,184,584  $ 33,237,447         $ 553,087           $ -        $ 8,570,684   $ 7,253,070                $ -        $ 2,872
                                                           =================================   ==============================   ===============================   ============================   =============================   ==============================   ===============================
                                                           =================================   ==============================   ===============================   ============================   =============================   ==============================   ===============================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 2
STATEMENTS OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                           --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                           --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                             AST - Strong                           AST - T. Rowe Price              AST - T. Rowe Price              AST - T. Rowe Price         Evergreen VA                      Evergreen                      Evergreen VA
                                                                 International Equity                Asset Allocation            Global Bond                           Natural Resources             Global Leaders Fund                 VA Omega Fund                 Special Equity Fund
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                              Year Ended       Year Ended       Year Ended     Year Ended         Year Ended     Year Ended        Year Ended    Year Ended        Year Ended    Year Ended       * May 1 thru    Year Ended        Year Ended      Year Ended
                                                             Dec. 31, 2001   Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000     Dec. 31, 2001 Dec. 31, 2000    Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                  $ (39,301)     $ (51,548)        $ 46,745        $ 46,046         $ (15,397)       $ 18,417          $ 9,217       $ 3,307            $ (196)        $ 227             $ (263)          $ -           $ (4,762)      $ (2,667)
     Net Realized Gain (Loss)                                     (1,536,917)       597,147         (246,516)         89,791           110,109        (242,730)         (45,135)      161,730           (34,304)       (9,351)            (5,550)            -           (150,926)       145,423
     Net Unrealized Gain (Loss) On Investments                       (74,145)    (3,066,810)          51,980        (182,042)          (57,841)        217,081          (43,606)      219,658             4,516        (2,244)             6,628             -             81,620        (11,744)
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                           (1,650,363)    (2,521,211)        (147,791)        (46,205)           36,871          (7,232)         (79,524)      384,695           (29,984)      (11,368)               815             -            (74,068)       131,012
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                              695,067      3,771,494          439,003         387,505           135,770         332,485          801,282        80,700            58,606       170,861                  -             -            145,905        242,065
     Net Transfers Between Sub-accounts                           (2,588,427)    (1,707,628)        (220,299)       (386,891)         (142,481)       (169,655)        (339,111)      212,126            34,363        61,727            264,326             -            772,486          4,195
     Surrenders                                                   (1,077,169)    (1,605,538)        (286,033)       (396,324)         (192,001)       (305,718)        (271,060)     (197,680)             (925)      (24,505)            (6,959)            -            (61,454)        (2,816)
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                           (2,970,529)       458,328          (67,329)       (395,710)         (198,712)       (142,888)         191,111        95,146            92,044       208,083            257,367             -            856,937        243,444
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                           (4,620,892)    (2,062,883)        (215,120)       (441,915)         (161,841)       (150,120)         111,587       479,841            62,060       196,715            258,181             -            782,869        374,456
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

NET ASSETS:
     Beginning of Period                                           9,833,010     11,895,893        2,297,168       2,739,083         2,305,925       2,456,045        2,228,057     1,748,216           196,715             -                  -             -            374,456              -
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
     End of Period                                               $ 5,212,118    $ 9,833,010      $ 2,082,048     $ 2,297,168       $ 2,144,084     $ 2,305,925      $ 2,339,644   $ 2,228,057         $ 258,775     $ 196,715          $ 258,181           $ -        $ 1,157,325      $ 374,456
                                                           =================================   ==============================   ===============================   ============================   =============================   ==============================   ===============================
                                                           =================================   ==============================   ===============================   ============================   =============================   ==============================   ===============================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 2
STATEMENTS OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                           --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                           --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                             INVESCO - VIF                             INVESCO - VIF                    INVESCO - VIF                    INVESCO - VIF           INVESCO - VIF                        Montgomery Emerging                Nike First Trust
                                                             Dynamics Fund                        Financial Services Fund            Health Sciences Fund               Technology Fund            Telecommunications Fund           Markets                            10 Uncommon Values
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                              Year Ended       Year Ended       Year Ended     Year Ended         Year Ended     Year Ended        Year Ended    Year Ended        Year Ended    Year Ended        Year Ended     Year Ended        Year Ended      Year Ended
                                                             Dec. 31, 2001   Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000     Dec. 31, 2001 Dec. 31, 2000    Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                  $ (20,193)     $ (15,542)       $ (13,180)      $ (16,735)        $ (20,277)      $ (15,950)       $ (23,631)    $ (37,601)        $ (16,524)    $ (31,373)         $ (10,495)    $ (13,555)          $ (1,245)        $ (756)
     Net Realized Gain (Loss)                                     (2,044,175)      (287,738)        (488,040)        488,316          (888,653)         83,889       (3,818,682)   (1,435,836)       (3,006,264)   (1,374,711)          (204,191)     (124,258)           (93,534)       (54,977)
     Net Unrealized Gain (Loss) On Investments                       417,941       (397,744)        (177,974)        213,819          (128,055)         83,878        1,010,050    (1,265,453)          668,813      (828,113)           167,584      (566,762)            11,675        (49,917)
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                           (1,646,427)      (701,024)        (679,194)        685,400        (1,036,985)        151,817       (2,832,263)   (2,738,890)       (2,353,975)   (2,234,197)           (47,102)     (704,575)           (83,104)      (105,650)
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                              415,516      1,259,510          505,509         795,073           753,338       2,067,632          814,551     3,213,441           534,225     2,492,022            109,511       383,903             13,716        115,172
     Net Transfers Between Sub-accounts                            1,119,201      2,266,587       (1,686,692)      4,448,818          (730,558)      3,531,356          487,132     2,783,643           249,342     1,111,687             (3,230)      (69,409)            10,545        272,860
     Surrenders                                                     (256,051)      (147,617)        (427,927)       (106,482)         (558,025)       (112,101)        (497,178)     (557,397)         (324,101)     (305,902)           (81,460)     (160,667)           (10,127)        (2,062)
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                            1,278,666      3,378,480       (1,609,110)      5,137,409          (535,245)      5,486,887          804,505     5,439,687           459,466     3,297,807             24,821       153,827             14,134        385,970
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                             (367,761)     2,677,456       (2,288,304)      5,822,809        (1,572,230)      5,638,704       (2,027,758)    2,700,797        (1,894,509)    1,063,610            (22,281)     (550,748)           (68,970)       280,320
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

NET ASSETS:
     Beginning of Period                                           2,810,452        132,996        5,867,328          44,519         5,695,097          56,393        4,802,860     2,102,063         3,132,133     2,068,523          1,614,842     2,165,590            280,320              -
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
     End of Period                                               $ 2,442,691    $ 2,810,452      $ 3,579,024     $ 5,867,328       $ 4,122,867     $ 5,695,097      $ 2,775,102   $ 4,802,860       $ 1,237,624   $ 3,132,133        $ 1,592,561   $ 1,614,842          $ 211,350      $ 280,320
                                                           =================================   ==============================   ===============================   ============================   =============================   ==============================   ===============================
                                                           =================================   ==============================   ===============================   ============================   =============================   ==============================   ===============================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 2
STATEMENTS OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                           --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                           --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                               ProFunds                          ProFunds                          ProFunds                         ProFunds                        ProFunds                        ProFunds                         ProFunds
                                                                VP Bear                              VP Biotechnology            VP Bull Plus                       VP Energy                     VP Europe 30                    VP Financial                    VP Health Care
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                            * Jan. 22 thru     Year Ended      * Jan. 22 thru  Year Ended       * Jan. 22 thru   Year Ended       * Jan. 22 thru Year Ended        Year Ended    Year Ended      * Jan. 22 thru   Year Ended      * Jan. 22 thru    Year Ended
                                                             Dec. 31, 2001   Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000     Dec. 31, 2001 Dec. 31, 2000    Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                  $ (10,340)           $ -         $ (2,755)            $ -          $ (2,934)            $ -         $ (5,401)          $ -          $ (3,011)       (2,046)          $ (1,425)          $ -           $ (1,709)           $ -
     Net Realized Gain (Loss)                                       (226,389)             -          (11,672)              -           (90,692)              -         (185,551)            -          (193,980)     (194,103)            15,543             -             62,750              -
     Net Unrealized Gain (Loss) On Investments                         9,777              -           (9,854)              -             7,158               -           63,257             -             6,247        (6,075)             1,111             -             (3,829)             -
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                             (226,952)             -          (24,281)              -           (86,468)              -         (127,695)            -          (190,744)     (202,224)            15,229             -             57,212              -
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                               12,587              -           10,812               -            73,259               -              999             -            28,006       154,362                411             -             16,738              -
     Net Transfers Between Sub-accounts                            1,676,652              -          427,284               -           667,609               -        2,753,185             -           418,100       410,803            107,467             -            291,382              -
     Surrenders                                                     (243,887)             -           (9,487)              -           (46,663)              -         (192,913)            -           (17,939)       (8,911)            (3,426)            -             (4,403)             -
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                            1,445,352              -          428,609               -           694,205               -        2,561,271             -           428,167       556,254            104,452             -            303,717              -
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                            1,218,400              -          404,328               -           607,737               -        2,433,576             -           237,423       354,030            119,681             -            360,929              -
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

NET ASSETS:
     Beginning of Period                                                   -              -                -               -                 -               -                -             -           355,678         1,648                  -             -                  -              -
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
     End of Period                                               $ 1,218,400            $ -        $ 404,328             $ -         $ 607,737             $ -      $ 2,433,576           $ -         $ 593,101       355,678          $ 119,681           $ -          $ 360,929            $ -
                                                           =================================   ==============================   ===============================   ============================   =============================   ==============================   ===============================
                                                           =================================   ==============================   ===============================   ============================   =============================   ==============================   ===============================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   ------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   ------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 2
STATEMENTS OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                           --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                           --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                               ProFunds                          ProFunds                          ProFunds                         ProFunds                        ProFunds                        ProFunds                         ProFunds
                                                                VP OTC                                VP Real Estate                    VP Technology                VP Telecommunications        VP Ultra OTC                        VP Ultra Small-Cap            VP Utilities
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                            * Jan. 22 thru     Year Ended      * Jan. 22 thru  Year Ended       * Jan. 22 thru   Year Ended       * Jan. 22 thru Year Ended        Year Ended    Year Ended        Year Ended     Year Ended      * Jan. 22 thru    Year Ended
                                                             Dec. 31, 2001   Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000     Dec. 31, 2001 Dec. 31, 2000    Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                   $ (3,269)           $ -         $ (4,001)            $ -            $ (688)            $ -           $ (287)          $ -         $ (14,038)    $ (33,710)          $ (5,945)    $ (10,453)            $ (973)           $ -
     Net Realized Gain (Loss)                                         11,847              -            4,291               -           (28,956)              -          (38,193)            -        (5,489,285)   (2,927,273)          (105,473)     (413,429)           (81,884)             -
     Net Unrealized Gain (Loss) On Investments                       (26,290)             -            3,417               -           (15,405)              -               73             -         2,881,928    (3,998,378)           (32,896)       51,532             (2,263)             -
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                              (17,712)             -            3,707               -           (45,049)              -          (38,407)            -        (2,621,395)   (6,959,361)          (144,314)     (372,350)           (85,120)             -
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                               26,862              -           16,165               -            11,213               -              940             -           152,078       875,755             31,866       483,604              7,388              -
     Net Transfers Between Sub-accounts                            1,018,967              -          450,133               -           357,540               -           52,873             -         1,930,997     4,792,018            (94,671)    2,087,707            474,239              -
     Surrenders                                                      (78,379)             -          (82,509)              -            (2,499)              -           (3,284)            -          (153,205)     (226,549)           (71,985)      (38,621)            (1,827)             -
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                              967,450              -          383,789               -           366,254               -           50,529             -         1,929,870     5,441,224           (134,790)    2,532,690            479,800              -
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                              949,738              -          387,496               -           321,205               -           12,122             -          (691,525)   (1,518,137)          (279,104)    2,160,340            394,680              -
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------

NET ASSETS:
     Beginning of Period                                                   -              -                -               -                 -               -                -             -         2,956,382     4,474,519          2,160,340             -                  -              -
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------   -------------------------------
     End of Period                                                 $ 949,738            $ -        $ 387,496             $ -         $ 321,205             $ -         $ 12,122           $ -       $ 2,264,857   $ 2,956,382        $ 1,881,236   $ 2,160,340          $ 394,680            $ -
                                                           =================================   ==============================   ===============================   ============================   =============================   ==============================   ===============================
                                                           =================================   ==============================   ===============================   ============================   =============================   ==============================   ===============================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 2
STATEMENTS OF CHANGES IN NET ASSETS

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                           ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                           ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                             Prudential SP                         Rydex                            Rydex                             Rydex                           WFVT                            WFVT
                                                                Jennison Int'l Growth            Nova Fund                         OTC Fund                         Ursa Fund                         Equity Income Fund               Equity Value Fund
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------
                                                             * May 1 thru      Year Ended       Year Ended     Year Ended         Year Ended     Year Ended        Year Ended    Year Ended        Year Ended   * Nov. 15 thru     Year Ended     Year Ended
                                                             Dec. 31, 2001   Dec. 31, 2000     Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000     Dec. 31, 2001 Dec. 31, 2000    Dec. 31, 2001  Dec. 31, 2001     Dec. 31, 2001  Dec. 31, 2000
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                     $ (671)           $ -        $ 109,970         $ 4,391         $ (14,966)      $ (28,951)           $ 836       $ 4,751           $ 2,156         $ 254             $ (538)       $ (135)
     Net Realized Gain (Loss)                                         44,851              -         (363,945)       (435,976)       (2,341,559)       (809,215)          50,722       232,039          (105,642)          280            (19,039)       20,796
     Net Unrealized Gain (Loss) On Investments                             1              -         (165,205)       (217,863)          927,819      (1,984,639)          (3,328)       14,686            (1,189)        2,704            (81,877)       11,398
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                               44,181              -         (419,180)       (649,448)       (1,428,706)     (2,822,805)          48,230       251,476          (104,675)      (66,157)          (101,454)       32,059
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                                    1              -           37,172         388,154            57,247       2,020,741                -        28,809                 -         8,535            102,280        74,170
     Net Transfers Between Sub-accounts                              (41,704)             -         (358,538)        245,351        (2,540,224)      3,821,224         (662,445)      232,846           224,594       114,523             57,132       972,149
     Surrenders                                                       (2,478)             -          (13,366)       (448,999)         (123,877)       (405,020)              17      (253,492)           (7,661)         (243)          (148,985)       (9,176)
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                              (44,181)             -         (334,732)        184,506        (2,606,854)      5,436,945         (662,428)        8,163           216,933     1,170,385             10,427     1,037,143
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                    -              -         (753,912)       (464,942)       (4,035,560)      2,614,140         (614,198)      259,639           112,258     1,104,229            (91,027)    1,069,202
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------

NET ASSETS:
     Beginning of Period                                                   -              -        1,386,060       1,851,002         5,295,001       2,680,861          631,658       372,019         1,104,229             -          1,281,571       212,369
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------
                                                           ---------------------------------   ------------------------------   -------------------------------   ----------------------------   -----------------------------   ------------------------------
     End of Period                                                       $ -            $ -        $ 632,148     $ 1,386,060       $ 1,259,441     $ 5,295,001         $ 17,460     $ 631,658       $ 1,216,487   $ 1,104,229        $ 1,190,544   $ 1,281,571
                                                           =================================   ==============================   ===============================   ============================   =============================   ==============================
                                                           =================================   ==============================   ===============================   ============================   =============================   ==============================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations

American Skandia Life Assurance Corporation
Variable Account B - Class 2

Notes to Financial Statements
December 31, 2001
----------------------------------------------------------------------------------------------------------------------

1. ORGANIZATION

     American  Skandia  Life  Assurance  Corporation  Variable  Account  B - Class  2 (the  "Account")  is a  separate investment  account of American  Skandia  Life  Assurance  Corporation  ("American  Skandia" or  "Company").  The
     Account is registered with the Securities and Exchange  Commission under the Investment  Company Act of 1940 as a unit investment trust.

     As of December 31, 2001, the Account  consisted of seventy  sub-accounts.  These financial  statements  report on the seventy funds offered in the Advisors  Choice  Annuity,  Advisors  Select  Annuity,  Advisors Design Annuity,
     Advisors Choice2000 Annuity,  the Advisors Select2000 Annuity and the Advisors Design2000 Annuity.  Each of these sub-accounts  invests only in a single  corresponding  portfolio of either  American  Skandia  Trust,  Montgomery
     Variable Series,  Wells Fargo Variable Trust,  Rydex Variable Trust,  INVESCO Variable  Investment  Funds,  Inc.,
     ProFunds VP, The Prudential Series Fund, Inc.,  Evergreen Variable Annuity Trust, or First Defined Portfolio Fund
     LLC (the "Trusts"). American Skandia Investment Services,  Incorporated, an affiliate of American Skandia, is the investment  manager for American  Skandia Trust,  while AIM Capital  Management,  Inc.,  Lord Abbett & Co., Janus
     Capital  Corporation,  J. P.  Morgan  Investment  Management  Inc.,  Neuberger  Berman  Management  Incorporated,
     Federated Investment  Counseling,  T. Rowe Price Associates,  Inc., T. Rowe Price  International,  Inc., Founders
     Asset Management, LLC, Pacific Investment Management Company,

     INVESCO Funds Group Inc., American Century Investment Management, Inc., Marsico Capital
     Management LLC, Cohen and Steers Capital Management,  Inc.,  Massachusetts Financial Services Company, Sanford C.
     Bernstein & Co., LLC,  Alliance Capital  Management,  L.P., Fred Alger Management,  Inc., GAMCO Investors,  Inc.,
     Zurich Scudder  Investments,  Inc., Kinetics Asset Management,  Inc., Pilgrim Baxter & Associates,  Ltd., Goldman
     Sachs  Asset  Management,  Deutsche  Asset  Management,  Inc.,  and  Strong  Capital  Management,  Inc.  are  the
     sub-advisors.  Montgomery Asset Management,  L.P. is the investment  advisor for the Montgomery  Variable Series.
     Wells Fargo Bank N.A. is the investment  advisor for the Wells Fargo Variable  Trust.  PADCO Advisors II, Inc. is
     the investment advisor for the Rydex Variable Trust.  INVESCO Funds Group, Inc. is the investment advisor for the
     INVESCO  Variable  Investment  Funds,  Inc.  ProFund  Advisors  LLC is the  investment  advisor for  ProFunds VP.
     Evergreen Asset Management Corp. is the investment advisor for Evergreen VA Global Leaders.  Meridian  Investment
     Company is the  investment  advisor  for the  Evergreen  VA  Special  Equity  Fund.  Prudential  Investment  Fund
     Management,  LLC/Jennison  Associates,  LLC are the investment advisors for Prudential SP Jennison  International
     Growth.

     The investment advisors are paid fees for their services by the respective Trusts.

     The annuities  described  above are  distributed by American  Skandia  Marketing,  Inc., an affiliate of American
     Skandia.

 1.  ORGANIZATION (continued)

     During 2001, the following  sub-accounts  incurred a name change or sub-advisor  change:  AST Alger Growth merged into AST MFS  Growth;  AST Alger  Mid-Cap  Growth  merged  into AST  Alger  All-Cap  Growth,  AST  Goldman  Sachs
     Small-Cap Value (formerly AST Lord Abbett  Small-Cap  Value),  AST Scudder  Small-Cap Growth (formerly AST Kemper
     Small-Cap  Growth),  AST PBHG  Small-Cap  Growth  (formerly AST Janus  Small-Cap  Growth),  AST American  Century
     International  Growth II merged  into AST  American  Century  International  Growth,  AST DeAm  Small-Cap  Growth
     (formerly AST Scudder Small-Cap Growth), AST Strong International Equity (formerly AST AIM International  Equity)
     and AST Money Market sub-advised by Wells Fargo Capital  Management,  Inc. (formerly AST Money Market sub-advised by J.P. Morgan Investment Management).

2.   VALUATION OF INVESTMENTS

     The fair value of the  investments in the  sub-accounts is based on the net asset values of the Trust shares held at the end of the  current  period.  Transactions  are  accounted  for on the trade date and  dividend  income is recognized on an accrual basis.  Realized  gains and losses on sales of investments  are determined on a first-in first-out basis.

3.   ESTIMATES

     The  preparation of financial  statements in conformity  with  accounting  principles  generally  accepted in the
     United States requires that management make estimates and assumptions  that affect the reported amounts of assets and liabilities at the date of the financial  statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

4.   INCOME TAXES

     American  Skandia does not expect to incur any federal income tax liability on earnings or realized capital gains attributable  to the Account.  Therefore,  no charges for federal  income taxes are  currently  deducted from the
     Account.  If American  Skandia incurs income taxes  attributable  to the Account,  or determines  that such taxes
     will be incurred, it may make a charge for such taxes against the Account.         Under current  laws,  American
     Skandia may incur state and local income taxes (in addition to premium tax) in several  states.  The Company does not anticipate that these taxes will be significant.  However,  American  Skandia may make charges to the Account in the event that the amount of these taxes changes.

5.   DIVERSIFICATION REQUIREMENTS

     Section 817(h) of the Internal  Revenue Code provides that a variable annuity  contract,  in order to qualify as an annuity, must have an "adequately  diversified"  segregated asset account (including  investments in a mutual fund by the segregated

5.   DIVERSIFICATION REQUIREMENTS
     (continued)

     asset account of the insurance  companies).  If the diversification  requirements under the Internal evenue Code are not met and the  annuity is not  treated as an annuity,  the  taxpayer  will be subject to income tax on the annual gain in the contract.  The Treasury Department's  regulations prescribe the diversification  requirements for variable annuity  contracts.  The Company believes the underlying  mutual fund portfolios have  continuously complied with the terms of these regulations.

6.   CONTRACT CHARGES

     The following  contract  charges are paid to American  Skandia,  which  provides  administrative  services to the
     Account:

     Mortality  and  Expense  Risk  Charges - Charged  daily  against the Account at an annual rate of .50% of the net assets.

     Transfer Fees - Charged at a rate of $10 for each transfer after the 20th,  for each  contractowner  account,  in each annuity year.

     Administrative Fees - Charged daily against the Account at an annual rate of .15% of the net assets.

     Maintenance  Fee - A  maintenance  fee  equaling  the lesser of $35 or 2% may be assessed  against  the  year-end
     Account Value.  This fee may be waived for cumulative premium greater than $50,000.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 2

NOTES TO FINANCIAL STATEMENTS (continued)

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                       AAF                                     AAF                                  AST- AIM                            AST - Alger                            AST - Alger                              AST - Alger                                AST - Alliance Bernstein
                                                                     Growth                                        Mid-Cap Growth                   Balanced                          All-Cap Growth                              Growth                               Mid-Cap Growth                          Growth & Value
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
                                                                   Year Ended        Jan. 1 thru            Year Ended       Jan. 1 thru           Year Ended       Year Ended          Year Ended        Year Ended           Jan. 1 thru        Year Ended            Jan. 1 thru         Year Ended          May 1 * thru       Year Ended
                                                                  Dec. 31, 2001    Nov. 11, 2000 **       Dec. 31, 2001    Nov. 11, 2000 **      Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001    Dec. 31, 2000        Feb. 15, 2001 **    Dec. 31, 2000        Feb. 15, 2001 **     Dec. 31, 2000        Dec. 31, 2001     Dec. 31, 2000
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
Units Outstanding Beginning of the Period                                       -            348,077                    -            264,692             172,245          203,969              168,813                -              1,174,498                 -               1,232,052                 -                    -                 -
Units Purchased                                                                 -             38,991                    -             48,547              26,162           42,621               65,794           77,128                  3,293             3,881                   6,818            14,049                  627                 -
Units Transferred Between Sub-accounts                                          -           (336,899)                   -           (248,911)            (27,527)         (51,472)           1,335,681           94,571             (1,169,652)        1,188,363              (1,171,245)        1,224,141               23,560                 -
Units Surrendered                                                               -            (50,169)                   -            (64,328)            (21,838)         (22,873)            (219,084)          (2,886)                (8,139)          (17,746)                (67,625)           (6,138)                 (53)                -
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
Units Outstanding End of the Period                                             -                  -                    -                  -             149,042          172,245            1,351,204          168,813                      -         1,174,498                       -         1,232,052               24,134                 -
                                                                =====================================    ====================================   ==================================   ===================================    =====================================   =======================================   ====================================
                                                                =====================================    ====================================   ==================================   ===================================    =====================================   =======================================   ====================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 2

NOTES TO FINANCIAL STATEMENTS (continued)

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                 AST - Alliance                           AST - Alliance                              AST- American Century                 AST-American Century                   AST - American Century                    AST-American Century               AST - Cohen &
                                                                      Growth                                       Growth & Income                       Income & Growth                   International Growth I                 International Growth II            Strategic Balanced                               Steers Real Estate
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
                                                                   Year Ended         Year Ended            Year Ended        Year Ended           Year Ended       Year Ended          Year Ended        Year Ended           Jan. 1 thru        Year Ended             Year Ended         Year Ended           Year Ended        Year Ended
                                                                  Dec. 31, 2001     Dec. 31, 2000         Dec. 31, 2001     Dec. 31, 2000        Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001    Dec. 31, 2000        Sep. 24, 2001 **    Dec. 31, 2000         Dec. 31, 2001       Dec. 31, 2000        Dec. 31, 2001     Dec. 31, 2000
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
Units Outstanding Beginning of the Period                                 218,749            183,376              824,148            771,705             386,882          212,826              475,460          108,115                335,835           512,954                 106,849            52,889              335,316           232,305
Units Purchased                                                            16,705             53,457              112,853            118,632              31,471          188,297               85,982          154,536                    750            26,213                  17,409            61,610               28,225            37,366
Units Transferred Between Sub-accounts                                     89,044             (3,028)             212,722             37,133             (21,294)          31,051              312,072          226,472               (311,750)         (155,901)                 78,879             1,936               31,173           104,697
Units Surrendered                                                         (23,962)           (15,056)             (86,252)          (103,322)            (36,041)         (45,292)             (63,484)         (13,663)               (24,835)          (47,431)                (20,650)           (9,586)             (48,881)          (39,052)
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
Units Outstanding End of the Period                                       300,536            218,749            1,063,471            824,148             361,018          386,882              810,030          475,460                      -           335,835                 182,487           106,849              345,833           335,316
                                                                =====================================    ====================================   ==================================   ===================================    =====================================   =======================================   ====================================
                                                                =====================================    ====================================   ==================================   ===================================    =====================================   =======================================   ====================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 2

NOTES TO FINANCIAL STATEMENTS (continued)

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                    AST DeAm                             AST - Federated                         AST-Federated                         AST-Founders                           AST - Gabelli                            AST - Gabelli                                   AST-Goldman Sachs
                                                                          Small-Cap Growth                        Aggressive Growth             High Yield Bond                          Passport                             All-Cap Value                           Small-Cap Value                          Small-Cap Value
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
                                                                   Year Ended         Year Ended            Year Ended        Year Ended           Year Ended       Year Ended          Year Ended        Year Ended            Year Ended        Year Ended             Year Ended         Year Ended           Year Ended        Year Ended
                                                                  Dec. 31, 2001     Dec. 31, 2000         Dec. 31, 2001     Dec. 31, 2000        Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001    Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001       Dec. 31, 2000        Dec. 31, 2001     Dec. 31, 2000
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
Units Outstanding Beginning of the Period                                 727,887            608,042                8,370                  -             652,586          557,915              344,664          274,671                 54,033                 -                 594,074           570,268              362,487           133,145
Units Purchased                                                            70,112            184,311               32,314                199              63,806           99,021               15,740          116,007                 23,149             2,365                  67,469            45,366               93,139            57,838
Units Transferred Between Sub-accounts                                      2,561              1,045              175,923              8,172             160,241           86,134             (102,183)          (8,400)               203,554            52,217                 412,836            55,224              536,955           186,682
Units Surrendered                                                         (88,563)           (65,511)              (4,084)                (1)            (89,944)         (90,484)             (26,079)         (37,614)               (13,012)             (549)                (94,614)          (76,784)             (49,339)          (15,178)
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
Units Outstanding End of the Period                                       711,997            727,887              212,523              8,370             786,689          652,586              232,142          344,664                267,724            54,033                 979,765           594,074              943,242           362,487
                                                                =====================================    ====================================   ==================================   ===================================    =====================================   =======================================   ====================================
                                                                =====================================    ====================================   ==================================   ===================================    =====================================   =======================================   ====================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 2

NOTES TO FINANCIAL STATEMENTS (continued)

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                   AST-Invesco                                 AST                                AST - Janus                            AST-Janus                             AST - Janus                             AST - Kinetics                                  AST - Lord Abbett
                                                                  Equity Income                           JanCap Growth                                  Mid-Cap Growth                       Overseas Growth                Strategic Value                              Internet                             Bond Debenture
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
                                                                   Year Ended         Year Ended            Year Ended        Year Ended           Year Ended       Year Ended          Year Ended        Year Ended            Year Ended        Year Ended             Year Ended         Year Ended           Year Ended        Year Ended
                                                                  Dec. 31, 2001     Dec. 31, 2000         Dec. 31, 2001     Dec. 31, 2000        Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001    Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001       Dec. 31, 2000        Dec. 31, 2001     Dec. 31, 2000
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
Units Outstanding Beginning of the Period                                 458,422            291,589              853,950            853,471             159,879                -              792,703          962,018                 50,761                 -                       -                 -                1,858                 -
Units Purchased                                                            34,950            102,179               82,394            167,003             101,694           92,869               38,350           57,950                 17,008             3,327                   3,067               885               27,094                 -
Units Transferred Between Sub-accounts                                    (19,644)           110,206              (59,413)           (51,899)            167,046           67,591             (223,243)        (136,961)                  (109)           47,434                     897              (854)             127,385             1,907
Units Surrendered                                                         (51,873)           (45,552)            (116,431)          (114,625)            (54,766)            (581)             (68,569)         (90,304)                (4,107)                -                  (1,151)              (31)              (6,447)              (49)
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
Units Outstanding End of the Period                                       421,855            458,422              760,500            853,950             373,853          159,879              539,241          792,703                 63,553            50,761                   2,813                 -              149,890             1,858
                                                                =====================================    ====================================   ==================================   ===================================    =====================================   =======================================   ====================================
                                                                =====================================    ====================================   ==================================   ===================================    =====================================   =======================================   ====================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 2

NOTES TO FINANCIAL STATEMENTS (continued)

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                   AST-Marsico                              AST - MFS                              AST - MFS                             AST - MFS                                 AST                                     AST- Neuberger & Berman                  AST- Neuberger & Berman
                                                                 Capital Growth                           Global Equity                              Growth                                  Growth with Income                Money Market                            Mid-Cap Growth                           Mid-Cap Value
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
                                                                   Year Ended         Year Ended            Year Ended        Year Ended           Year Ended       Year Ended          Year Ended        Year Ended            Year Ended        Year Ended             Year Ended         Year Ended           Year Ended        Year Ended
                                                                  Dec. 31, 2001     Dec. 31, 2000         Dec. 31, 2001     Dec. 31, 2000        Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001    Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001       Dec. 31, 2000        Dec. 31, 2001     Dec. 31, 2000
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
Units Outstanding Beginning of the Period                               1,258,964            935,502               11,623                213              93,890           10,558               76,365              383              7,219,151         3,950,988                 301,210            91,314              619,565           385,591
Units Purchased                                                           141,450            313,644               10,401              7,877              94,513           40,305               19,327           39,698              5,948,331         8,258,137                  43,208            56,203               91,217            49,290
Units Transferred Between Sub-accounts                                    (73,233)           104,040               28,015              3,612             865,779           64,656                 (199)          48,035             (2,643,564)       (3,610,104)                178,235           173,910              150,486           251,148
Units Surrendered                                                        (176,098)           (94,222)              (2,050)               (79)           (161,228)         (21,629)             (15,940)         (11,751)            (2,829,251)       (1,379,870)                (45,243)          (20,217)             (83,011)          (66,464)
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
Units Outstanding End of the Period                                     1,151,083          1,258,964               47,989             11,623             892,954           93,890               79,553           76,365              7,694,667         7,219,151                 477,410           301,210              778,257           619,565
                                                                =====================================    ====================================   ==================================   ===================================    =====================================   =======================================   ====================================
                                                                =====================================    ====================================   ==================================   ===================================    =====================================   =======================================   ====================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 2

NOTES TO FINANCIAL STATEMENTS (continued)

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                   AST - PBHG                              AST - PIMCO                            AST - PIMCO                             AST - Sanford Bernstein                 AST - Sanford Bernstein              AST - Scudder                             AST- Strong
                                                                          Small-Cap Growth                      Limited Maturity Bond                   Total Return Bond               Core Value                                   Managed Index 500                     Japan                                     International Equity
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
                                                                   Year Ended         Year Ended            Year Ended        Year Ended           Year Ended       Year Ended         * May 1 thru       Year Ended            Year Ended        Year Ended             Year Ended         Year Ended           Year Ended        Year Ended
                                                                  Dec. 31, 2001     Dec. 31, 2000         Dec. 31, 2001     Dec. 31, 2000        Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001    Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001       Dec. 31, 2000        Dec. 31, 2001     Dec. 31, 2000
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
Units Outstanding Beginning of the Period                                 369,812            690,331              862,868            807,789           2,219,007        1,509,966                    -                -                523,132           262,088                     348                 -              481,172           425,100
Units Purchased                                                             6,869             16,900              158,933            225,960             265,855          293,203               15,357                -                 83,521            97,339                     325            74,787               39,960           157,638
Units Transferred Between Sub-accounts                                     (2,740)          (294,049)             102,880             20,581             (92,487)         656,556               39,606                -                171,904           196,943                    (670)          (74,422)            (124,892)          (36,311)
Units Surrendered                                                         (36,403)           (43,370)            (122,223)          (191,462)           (220,561)        (240,718)                (179)               -                (87,099)          (33,238)                     (3)              (17)             (63,907)          (65,255)
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
Units Outstanding End of the Period                                       337,538            369,812            1,002,458            862,868           2,171,814        2,219,007               54,784                -                691,458           523,132                       -               348              332,333           481,172
                                                                =====================================    ====================================   ==================================   ===================================    =====================================   =======================================   ====================================
                                                                =====================================    ====================================   ==================================   ===================================    =====================================   =======================================   ====================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 2

NOTES TO FINANCIAL STATEMENTS (continued)

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                         AST-T. Rowe Price                       AST - T. Rowe Price                    AST-T. Rowe Price              Evergreen VA                            Evergreen VA                             Evergreen VA                            INVESCO - VIF
                                                                Asset Allocation                           Global Bond                                  Natural Resources                   Global Leaders Fund                 Omega Fund                          Special Equity Fund                         Dynamics Fund
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
                                                                   Year Ended         Year Ended            Year Ended        Year Ended           Year Ended       Year Ended          Year Ended        Year Ended           May 1 * thru       Year Ended             Year Ended         Year Ended           Year Ended        Year Ended
                                                                  Dec. 31, 2001     Dec. 31, 2000         Dec. 31, 2001     Dec. 31, 2000        Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001    Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001       Dec. 31, 2000        Dec. 31, 2001     Dec. 31, 2000
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
Units Outstanding Beginning of the Period                                 114,244            134,685              211,010            222,268             108,081          106,822               18,481                -                      -                 -                  33,699                 -              210,494             9,545
Units Purchased                                                            22,897             18,852               12,335             32,075              35,034            4,651                5,707           15,339                      -                 -                  14,240            20,702               36,989            82,126
Units Transferred Between Sub-accounts                                    (12,997)           (19,661)             (13,338)           (14,133)            (17,371)           8,370                4,208            5,493                 29,243                 -                  72,177            15,115               45,991           129,211
Units Surrendered                                                         (14,675)           (19,632)             (17,639)           (29,200)            (12,304)         (11,762)                (131)          (2,351)                  (801)                -                  (6,031)           (2,118)             (26,057)          (10,388)
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
Units Outstanding End of the Period                                       109,469            114,244              192,368            211,010             113,440          108,081               28,265           18,481                 28,442                 -                 114,085            33,699              267,417           210,494
                                                                =====================================    ====================================   ==================================   ===================================    =====================================   =======================================   ====================================
                                                                =====================================    ====================================   ==================================   ===================================    =====================================   =======================================   ====================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 2

NOTES TO FINANCIAL STATEMENTS (continued)

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                  INVESCO - VIF                           INVESCO - VIF                          INVESCO - VIF                         INVESCO - VIF                            Montgomery                            Nike First Trust                            ProFunds
                                                                      Financial Services Fund                   Health Sciences Fund                     Technology Fund                  Telecommunications Fund                     Emerging Markets                        10 Uncommon Values                   VP Bear
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
                                                                   Year Ended         Year Ended            Year Ended        Year Ended           Year Ended       Year Ended          Year Ended        Year Ended            Year Ended        Year Ended             Year Ended         Year Ended         * Jan. 22 thru      Year Ended
                                                                  Dec. 31, 2001     Dec. 31, 2000         Dec. 31, 2001     Dec. 31, 2000        Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001    Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001       Dec. 31, 2000        Dec. 31, 2001     Dec. 31, 2000
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
Units Outstanding Beginning of the Period                                 414,091              3,896              386,673              4,966             381,493          127,037              280,967          136,110                220,596           210,007                  37,575                 -                    -                 -
Units Purchased                                                            37,820             62,760               59,157            145,850              82,859          170,506               60,108          157,080                 16,175            40,036                   2,660            12,458                1,093                 -
Units Transferred Between Sub-accounts                                   (137,120)           356,436              (79,240)           244,503                 (29)         110,610              (58,923)          10,377                 10,957           (13,823)                  6,376            25,394              125,263                 -
Units Surrendered                                                         (32,662)            (9,001)             (44,261)            (8,646)            (54,777)         (26,660)             (39,187)         (22,600)               (12,371)          (15,624)                 (2,305)             (277)             (21,491)                -
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
Units Outstanding End of the Period                                       282,129            414,091              322,329            386,673             409,546          381,493              242,965          280,967                235,357           220,596                  44,306            37,575              104,865                 -
                                                                =====================================    ====================================   ==================================   ===================================    =====================================   =======================================   ====================================
                                                                =====================================    ====================================   ==================================   ===================================    =====================================   =======================================   ====================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 2

NOTES TO FINANCIAL STATEMENTS (continued)

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                    ProFunds                                 ProFunds                               ProFunds                             ProFunds                                ProFunds                                 ProFunds                                ProFunds
                                                                          VP Biotechnology                 VP Bull Plus                            VP Energy                           VP Europe 30                            VP Financial                            VP Health Care                              VP OTC
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
                                                                 * Jan. 22 thru       Year Ended          * Jan. 22 thru      Year Ended         * Jan. 22 thru     Year Ended          Year Ended        Year Ended          * Jan. 22 thru      Year Ended           * Jan. 22 thru       Year Ended         * Jan. 22 thru      Year Ended
                                                                  Dec. 31, 2001     Dec. 31, 2000         Dec. 31, 2001     Dec. 31, 2000        Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001    Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001       Dec. 31, 2000        Dec. 31, 2001     Dec. 31, 2000
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
Units Outstanding Beginning of the Period                                       -                  -                    -                  -                   -                -               33,488              134                      -                 -                       -                 -                    -                 -
Units Purchased                                                             1,316                  -                9,315                  -                 105                -                2,817           13,375                     44                 -                   1,769                 -                4,676                 -
Units Transferred Between Sub-accounts                                     49,071                  -               77,502                  -             281,047                -               39,848           20,879                 13,202                 -                  37,043                 -              166,177                 -
Units Surrendered                                                          (2,413)                 -               (6,039)                 -             (18,153)               -               (2,081)            (900)                  (353)                -                    (492)                -               (7,314)                -
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
Units Outstanding End of the Period                                        47,974                  -               80,778                  -             262,999                -               74,072           33,488                 12,893                 -                  38,320                 -              163,539                 -
                                                                =====================================    ====================================   ==================================   ===================================    =====================================   =======================================   ====================================
                                                                =====================================    ====================================   ==================================   ===================================    =====================================   =======================================   ====================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 2

NOTES TO FINANCIAL STATEMENTS (continued)

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                    ProFunds                                 ProFunds                               ProFunds                             ProFunds                                ProFunds                                 ProFunds                              Prudential SP
                                                                 VP Real Estate                           VP Technology                               VP Telecommunications            VP Ultra OTC                                  VP Ultra Small-Cap                 VP Utilities                                 Jennison Int'l Growth
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
                                                                 * Jan. 22 thru       Year Ended          * Jan. 22 thru      Year Ended         * Jan. 22 thru     Year Ended          Year Ended        Year Ended            Year Ended        Year Ended           * Jan. 22 thru       Year Ended          * May 1 thru       Year Ended
                                                                  Dec. 31, 2001     Dec. 31, 2000         Dec. 31, 2001     Dec. 31, 2000        Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001    Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001       Dec. 31, 2000        Dec. 31, 2001     Dec. 31, 2000
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
Units Outstanding Beginning of the Period                                       -                  -                    -                  -                   -                -              473,337          189,495                233,113                 -                       -                 -                    -                 -
Units Purchased                                                             1,604                  -                1,892                  -                 120                -               53,088           51,537                  3,535            37,505                     905                 -                    -                 -
Units Transferred Between Sub-accounts                                     41,729                  -               52,499                  -               1,991                -              723,568          246,779                 (7,684)          196,950                  47,551                 -                  363                 -
Units Surrendered                                                          (7,586)                 -                 (436)                 -                (415)               -              (83,109)         (14,474)                (7,812)           (1,342)                   (205)                -                 (363)                -
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------   ---------------------------------------   ------------------------------------
Units Outstanding End of the Period                                        35,747                  -               53,955                  -               1,696                -            1,166,884          473,337                221,152           233,113                  48,251                 -                    -                 -
                                                                =====================================    ====================================   ==================================   ===================================    =====================================   =======================================   ====================================
                                                                =====================================    ====================================   ==================================   ===================================    =====================================   =======================================   ====================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 2

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                      Rydex                                   Rydex                                  Rydex                                 WFVT                                    WFVT
                                                                    Nova Fund                                OTC Fund                              Ursa Fund                                 Equity Income Fund             Equity Value Fund
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------
                                                                   Year Ended         Year Ended            Year Ended        Year Ended           Year Ended       Year Ended          Year Ended      * Nov. 15 thru          Year Ended        Year Ended
                                                                  Dec. 31, 2001     Dec. 31, 2000         Dec. 31, 2001     Dec. 31, 2000        Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001    Dec. 31, 2000         Dec. 31, 2001      Dec. 31, 2000
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------
Units Outstanding Beginning of the Period                                 160,940            170,171              502,685            156,294              58,713           39,869                7,400                -                131,343            22,874
Units Purchased                                                             4,129             38,026                4,979            119,213                   -            2,970                    -              516                 10,881             7,929
Units Transferred Between Sub-accounts                                    (66,762)            (2,168)            (307,850)           256,474             (57,190)          42,013                7,966            6,892                  5,292           101,968
Units Surrendered                                                          (1,629)           (45,089)             (14,161)           (29,296)               (102)         (26,139)                (478)              (8)               (16,321)           (1,428)
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------
                                                                -------------------------------------    ------------------------------------   ----------------------------------   -----------------------------------    -------------------------------------
Units Outstanding End of the Period                                        96,678            160,940              185,653            502,685               1,421           58,713               14,888            7,400                131,195           131,343
                                                                =====================================    ====================================   ==================================   ===================================    =====================================
                                                                =====================================    ====================================   ==================================   ===================================    =====================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 2

NOTES TO FINANCIAL STATEMENTS (continued)

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

8.  SECURITIES TRANSACTIONS

Purchases and sales of securities, other than short-term securities, for the year ended
December 31, 2001 were as follows:

                                                                       2001
                                                             ---------------------------------------------------
                                                             ---------------------------------------------------
                                                                     Purchases                  Sales
                                                             ---------------------------------------------------
                                                             ---------------------------------------------------

AST - AIM Balanced                                                        $ 4,585,501               $ 4,979,596
AST - Alger All-Cap Growth                                                 27,404,698                19,501,990
AST - Alger Growth                                                             73,176                11,353,775
AST - Alger Mid-Cap Growth                                                    122,216                12,211,600
AST - Alliance Bernstein Growth & Value                                       341,785                   116,639
AST - Alliance Growth                                                       9,930,859                 8,126,993
AST - Alliance Growth & Income                                             22,374,008                13,569,428
AST - American Century Income & Growth                                      4,780,797                 4,937,509
AST - American Century International Growth I                              71,613,495                66,311,610
AST - American Century International Growth II                              2,718,193                 4,875,756
AST - American Century Strategic Balanced                                   3,031,364                 1,927,270
AST - Cohen & Steers Real Estate                                            7,708,521                 7,470,938
AST - DeAm Small-Cap Growth                                               102,223,292               100,882,433
AST - Federated Aggressive Growth                                          11,905,990                10,177,108
AST - Federated High Yield Bond                                            35,672,574                33,199,500
AST - Founders Passport                                                    44,142,629                45,914,221
AST - Gabelli All-Cap Value                                                21,221,532                18,948,689
AST - Gabelli Small-Cap Value                                              74,656,087                68,343,220
AST - Goldman Sachs Small-Cap Value                                        61,898,310                52,881,267
AST - Invesco Equity Income                                                 7,308,962                 7,701,225
AST - JanCap Growth                                                       110,835,195               111,569,998
AST - Janus Mid-Cap Growth                                                  4,848,518                 3,275,942
AST - Janus Overseas Growth                                                22,973,700                23,458,031
AST - Janus Strategic Value                                                 6,623,322                 6,451,946
AST - Kinetics Internet                                                     1,169,743                 1,146,544
AST - Lord Abbett Bond Debenture                                            4,269,341                 2,745,453
AST - Marsico Capital Growth                                               44,685,694                45,862,514
AST - MFS Global Equity                                                     3,171,080                 2,852,685
AST - MFS Growth                                                           40,698,976                32,373,577
AST - MFS Growth with Income                                                  675,231                   636,720
AST - Money Market                                                        982,133,382               972,633,939
AST - Neuberger & Berman Mid-Cap Growth                                   135,875,055               129,933,738
AST - Neuberger & Berman Mid-Cap Value                                     69,679,834                65,825,572
AST - PBHG Small-Cap Growth                                                15,051,517                14,741,984
AST - PIMCO Limited Maturity Bond                                          33,850,155                31,398,741
AST - PIMCO Total Return Bond                                             117,998,174               117,123,173
AST - Sanford Bernstein Core Value                                          3,659,958                 3,134,079
AST - Sanford Bernstein Managed Index 500                                  72,848,479                70,584,859
AST - Scudder Japan                                                         3,963,374                 3,938,741
AST - Strong International Equity                                         102,995,603               105,085,844
AST - T. Rowe Price Asset Allocation                                      $ 3,209,937               $ 3,021,642
AST - T. Rowe Price Global Bond                                             2,749,766                 2,963,839
AST - T. Rowe Price Natural Resources                                       8,601,239                 8,233,577
Evergreen - VA Global Leaders Fund                                          1,070,201                   978,352
Evergreen - VA Omega                                                          473,324                   216,183
Evergreen - VA Special Equity Fund                                          3,034,629                 2,182,508
INVESCO - VIF Dynamics Fund                                                26,785,429                25,526,885
INVESCO - VIF Financial Services Fund                                      22,036,581                23,655,271
INVESCO - VIF Health Sciences Fund                                         26,593,637                27,149,083
INVESCO - VIF Technology Fund                                              21,148,717                20,367,756
INVESCO - VIF Telecommunications Fund                                       8,871,871                 8,428,855
Montgomery Variable Emerging Markets                                       13,765,423                13,751,044
Nike - First Trust 10 Uncommon Values                                         178,574                   165,701
ProFunds - VP Bear                                                         56,591,816                55,156,771
ProFunds - VP Biotechnology                                                21,089,780                20,663,912
ProFunds - VP Bull Plus                                                     9,112,079                 8,420,723
ProFunds - VP Energy                                                       26,547,242                23,991,372
ProFunds - VP Europe 30                                                    10,810,266                10,385,058
ProFunds - VP Financial                                                     9,869,457                 9,766,404
ProFunds - VP Health Care                                                   9,510,815                 9,208,751
ProFunds - VP OTC                                                           5,009,721                 4,045,523
ProFunds - VP Real Estate                                                  12,272,056                11,892,252
ProFunds - VP Technology                                                    1,930,585                 1,564,985
ProFunds - VP Telecommunications                                              899,326                   849,020
ProFunds - VP Ultra OTC                                                    14,029,883                12,114,008
ProFunds - VP Ultra Small-Cap                                              14,238,411                14,379,076
ProFunds - VP Utilities                                                     4,680,763                 4,201,936
Prudential - SP Jennison Int'l Growth                                       5,916,109                 5,960,909
Rydex Nova Fund                                                             1,648,071                 1,872,738
Rydex OTC Fund                                                              3,329,939                 5,951,735
Rydex Ursa Fund                                                             7,490,071                 8,151,656
WFVT - Equity Income Fund                                                   2,678,632                 2,437,407
WFVT - Equity Value Fund                                                    1,117,362                 1,107,452
                                                             ---------------------------------------------------
                                                             ---------------------------------------------------
                                                                      $ 2,649,012,032           $ 2,586,967,231
                                                             ===================================================
                                                             ===================================================

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 2
NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9. FINANCIAL HIGHLIGHTS

                                                     # Of Units Outstanding                              Units Fair Value        Net                  Expense             Investment               Total
                                           -         -----------------------                             ----------------
Fund Name                                     Dec. 31, 2001          Dec. 31, 2000              Lowest         Highest           Assets                  Ratio            Income Ratio*           Return*
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
American Skandia Trust (AST):
AIM Balanced                                            149,042             172,245           $ 10.07             $ 13.81                 $ 2,603,380       0.50%                2.76%           -12.31%
Alger All-Cap Growth Portfolio                        1,351,204             168,813              4.59                7.00                   7,602,134       0.50%                  -             -17.21%
Alger Growth 1                                              -             1,174,498              9.19               10.17                           -          -                 0.35%            10.18%
Alger Mid-Cap Growth 2                                      -             1,232,052              8.96               10.30                           -          -                   -             12.07%
Alliance Bernstein Growth & Value                        24,134                 -               -8.00               10.06                     233,563       0.50%                  -              -4.80%
Alliance Growth                                         300,536             218,749              7.84               16.36                   4,571,510       0.50%                  -              -15.27%
Alliance Growth & Income                              1,063,471             824,148             15.71               22.81                  26,762,521       0.50%                0.83%            -1.13%
American Century Income & Growth                        361,018             386,882             10.00               13.46                   4,814,675       0.50%                0.73%            -9.03%
American Century International Growth I                 810,030             475,460             10.74               17.98                  10,794,222       0.50%                0.45%           -27.75%
American Century International Growth II 3                  -               335,835              5.94               12.28                           -          -                 0.97%           -49.73%
American Century Strategic Balanced                     182,487             106,849             11.38               14.07                   2,554,998       0.50%                1.70%            -4.43%
Cohen & Steers Real Estate                              345,833             335,316              9.20               10.71                   3,756,229       0.50%                3.04%            2.18%
DeAm Small-Cap Growth                                   711,997             727,887              5.69               11.85                   6,158,793       0.50%                   -            -28.89%
Federated Aggressive Growth                             212,523             8,370                5.28               10.06                   1,523,420       0.50%                   -            -21.13%
Federated High Yield Bond                               786,689             652,586              8.36               10.46                  10,420,500       0.50%                7.93%            -0.51%
Founders Passport                                       232,142             344,664              8.56               14.91                   2,616,177       0.50%                   -            -32.66%
Gabelli All-Cap Value                                   267,724              54,033              8.60               10.86                   2,622,073       0.50%                0.02%            -2.81%
Gabelli Small-Cap Value                                 979,765             594,074             10.86               13.79                  14,310,704       0.50%                0.45%            6.28%
Goldman Sachs Small-Cap Value                           943,242             362,487             12.75               15.68                  14,695,905       0.50%                   -             9.19%
Invesco Equity Income                                   421,855             458,422             13.67               17.99                   8,770,010       0.50%                2.37%            -9.18%
JanCap Growth                                           760,500             853,950             19.36               38.54                  19,302,541       0.50%                   -            -32.12%
Janus Mid-Cap Growth                                    373,853             159,879              3.31                7.85                   1,469,057       0.50%                0.08%           -40.56%
Janus Overseas Growth                                   539,241             792,703              8.48               19.71                   7,571,183       0.50%                5.90%           -24.04%
Janus Strategic Value                                    63,553              50,761              7.98               10.43                     586,785       0.50%                0.09%            -6.15%
Kinetics Internet                                         2,813                 -                7.40                8.73                      23,389       0.50%                   -             3.68%
Lord Abbett Bond Debenture                              149,890               1,858              9.85               10.62                   1,555,480       0.50%                0.02%            2.37%
Marsico Capital Growth                                1,151,083           1,258,964             11.53               18.26                  16,311,095       0.50%                   -            -22.22%
MFS Global Equity                                        47,989              11,623              7.75               10.41                     436,429       0.50%                   -            -10.56%
MFS Growth                                              892,954              93,890              6.70               10.79                   7,280,825       0.50%                   -            -22.19%
MFS Growth with Income                                   79,553              76,365            $ 7.63             $ 10.54                $ 698,740.00       0.50%                0.15%           -16.01%
Money Market                                          7,694,667           7,219,151              1.00                1.00                 105,559,076       0.50%                3.62%            3.10%
Neuberger & Berman Mid-Cap Growth                       477,410             301,210             10.57               22.61                9,491,337.00       0.50%                   -            -26.28%
Neuberger & Berman Mid-Cap Value                        778,257             619,565             13.08               16.62                  15,543,492       0.50%                0.12%            -3.66%
PBHG Small-Cap Growth                                   337,538             369,812             11.87               22.48                   7,016,308       0.50%                   -             -7.08%
Pimco Limited Maturity Bond                           1,002,458             862,868             10.65               11.39                  14,275,921       0.50%                4.65%            7.27%
Pimco Total Return Bond                               2,171,814           2,219,007             11.15               12.27                  35,184,584       0.50%                4.84%            8.16%
Sanford Bernstein Core Value                             54,784                                 -8.74               10.33                     553,087       0.50%                   -             1.43%
Sanford Bernstein Managed Index 500                     691,458             523,132              9.47               12.91                   8,570,684       0.50%                0.77%           -10.60%
Scudder Japan                                               -                   348              4.99                8.25                           -       0.50%                   -            -37.84%
Strong International Equity                             332,333             481,172             13.37               22.45                   5,212,118       0.50%                0.19%           -23.25%
T. Rowe Price Asset Allocation                          109,469             114,244             13.39               18.69                   2,082,048       0.50%                2.72%            -5.41%
T. Rowe Price Global Bond                               192,368             211,010              9.16               10.02                   2,144,084       0.50%                   -             1.99%
T. Rowe Price Natural Resources                         113,440             108,081             12.76               17.23                   2,339,644       0.50%                1.07%            0.05%
Evergreen Funds:
VA Global Leaders Fund                                   28,265             18,481              10.30               14.57                     258,775       0.50%                0.59%           -13.99%
VA Omega                                                 28,442                                 10.00               17.42                     258,181       0.50%                   -            -13.74%
VA Special Equity Fund                                  114,085             33,699               7.97               10.59                   1,157,325       0.50%                   -             -8.70%
INVESCO Variable Investment Funds:
VIF Dynamics Fund                                       267,417             210,494              9.40               19.23                   2,442,691       0.50%                   -            -31.59%
VIF Financial Services Fund                             282,129             414,091             10.30               13.91                   3,579,024       0.50%                0.40%           -10.47%
VIF Health Sciences Fund                                322,329             386,673             14.84               20.24                   4,122,867       0.50%                0.28%           -13.16%
VIF Technology Fund                                     409,546             381,493             10.74               32.11                   2,775,102       0.50%                   -            -46.18%
VIF Telecommunications Fund                             242,965             280,967              4.52               14.53                   1,237,624       0.50%                   -            -54.31%
Montgomery Variable Series:
Emerging Markets                                        235,357             220,596             10.00               32.88                   1,592,561       0.50%                   -            -24.61%
NIKE:
First Trust 10 Uncommon Values                           44,306              37,575              4.36                9.10                     211,350       0.50%                   -            -36.06%
Profunds:
VP Bear                                                 104,865                 -               10.00               41.99                   1,218,400       0.50%                   -             17.18%
VP Biotechnology                                         47,974                 -             $ 10.00             $ 32.25                $ 404,328.00       0.50%                   -            -16.68%
VP Bull Plus                                             80,778                 -               10.00               30.99                     607,737       0.50%                   -            -26.28%
VP Energy                                               262,999                 -               10.00               34.72                2,433,576.00       0.50%                   -             -7.92%
VP Europe 30                                             74,072              33,488             10.00               32.88                     593,101       0.50%                   -            -24.61%
VP Financial                                             12,893                 -               10.00               31.22                  119,681.00       0.50%                   -             -7.61%
VP Healthcare                                            38,320                 -               10.00               31.16                     360,929       0.50%                   -             -6.17%
VP OTC                                                  163,539                 -               10.00               30.94                     949,738       0.50%                   -            -44.49%
VP Real Estate                                           35,747                 -               10.00               34.23                     387,496       0.50%                   -             8.91%
VP Technology                                            53,955                 -               10.00               30.88                     321,205       0.50%                   -            -42.94%
VP Telecommunications                                     1,696                 -               10.00               30.27                      12,122       0.50%                   -            -30.28%
VP Ultra OTC                                          1,166,884             473,337              2.64               19.76                   2,264,857       0.50%                   -            -68.92%
VP Ultra Small-Cap                                      221,152             233,113             10.00               30.43                   1,881,236       0.50%                   -             -8.21%
VP Utilities                                             48,251                                 10.00               33.29                     394,680       0.50%                   -            -19.31%
Prudential Funds:
SP Jennison Int'l Growth                                    -                   -                4.70               10.00                           -       0.50%                   -            -38.32%
Rydex Inc:
Nova Fund                                                96,678            160,940               6.79               14.67                     632,148       0.50%                11.15%          -24.08%
OTC Fund                                                185,653            502,685              10.63               26.62                   1,259,441       0.50%                   -            -35.60%
Ursa Fund                                                 1,421             58,713               5.86                7.56                      17,460       0.50%                0.99%            14.25%
Wells Fargo Variable Trust (WFVT):
Equity Income Fund                                       14,888              7,400              13.37               17.33                     238,311       0.50%                1.31%            -6.03%
Equity Value Fund                                       131,195            131,343               7.70               10.07                   1,190,544       0.50%                0.62%            -7.00%

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

Footnotes:
----------
1 - Alger Gowth merged into MFS Growth as of 2/16/01.
2 - Alger Mid-Cap Growth merged into Alger All Cap Growth on 2/16/01
3 - American Century International Growth II merged into American Century International Growth on 9/24/01

* Annualized

CHOICE 2

                                                               PART C

                                                         OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

(a)      All financial statements are included in Parts A & B of this Registration Statement.

(b)      Exhibits are attached as indicated.

         (1)      Copy of the resolution of the board of directors of Depositor  authorizing the establishment of the Registrant for
                  Separate  Account B filed via EDGAR with  Post-Effective  Amendment No. 6 to Registration  Statement No. 33-87010,
                  filed March 2, 1998.

         (2)      Not applicable.  American Skandia Life Assurance Corporation maintains custody of all assets.

         (3)      (a)      Form of revised Principal  Underwriting Agreement between American Skandia Life Assurance Corporation and
                           American Skandia Marketing,  Incorporated,  formerly known as Skandia Life Equity Sales Corporation filed via EDGAR with  Post-Effective  Amendment No. 6 to Registration  Statement No.  33-87010,  filed March 2,
                           1998.

                  (b)      Form of  Revised  Dealer  Agreement  being  filed  via  EDGAR  with  Post-Effective  Amendment  No.  7 to
                           Registration Statement No. 33-87010, filed April 27, 1998.

         (4)      (a)      Copy of the form of the Annuity filed via EDGAR in  Pre-Effective  No. 1 to this  Registration  Statement
                           333-08853, filed December 20, 1996.

                  (b)      Copy of  Guaranteed  Minimum  Death  Benefit  Endorsement  filed via EDGAR  with  Post-Effective  Amendment  No. 8 to
                           Registration Statement No. 33-87010, filed April 26, 1999.

                  (c)      Copy of  Performance-related  Benefits  and First  Year  Credits  Endorsement  filed via  EDGAR  with  Post-Effective
                           Amendment No. 8 to Registration Statement No. 33-87010, filed April 26, 1999.

                  (d)      Copy of  percent  Death  Benefit  Endorsement  filed via EDGAR with  Pre-Effective  Amendment  No. 1 to  Registration
                           Statement No. 333-49478, filed March 14, 2001.

         (5)      A copy of the  application  form used with the Annuity  provided in  response  to (4) above  (previously  filed in
                  Pre-Effective Amendment No. 1 to Registration Statement No. 33-56770, filed November 9, 1993).
                  FILED VIA EDGAR with Post-Effective Amendment No. 2 to Registration Statement No. 333-08853,
                  filed April 27, 1998.

         (6)      (a)      Copy of the certificate of incorporation of American Skandia Life Assurance  Corporation  filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

                  (b)      Copy of the By-Laws of American Skandia Life Assurance  Corporation  filed via EDGAR with  Post-Effective
                           Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

         (7)      Not applicable.

         (8)      Agreements between Depositor and:

                  (a)      American Skandia Trust filed via EDGAR with  Post-effective  Amendment No. 4 to Registration  Statement No. 33-87010,
                           filed  February  25,  1997 (At such  time,  what later  became  American  Skandia  Trust was known as the
                           Henderson Global Asset Trust).

                  (b)      The  Montgomery  Funds III filed via EDGAR in the  Initial  Registration  Statement  to  Registration  Statement  No.
                           333-08853, filed July 25, 1996.

                  (c)      Rydex Variable Trust filed via EDGAR with  Post-Effective  Amendment No. 8 to  Registration  Statement No.  33-87010,
                           filed April 26, 1999.

                  (d)      First Defined Portfolio Fund LLC filed via EDGAR with  Post-Effective  Amendment No. 7 to Registration  Statement No.
                           33-86866, filed April 26, 2000

                  (e)      Evergreen Variable Annuity Trust filed via EDGAR with  Post-Effective  Amendment No. 9 to Registration  Statement No.
                           33-87010, filed April 26, 2000.

                  (f)      INVESCO  Variable  Investment  Funds,  Inc.  filed via EDGAR  with  Post-Effective  Amendment  No. 9 to  Registration
                           Statement No. 33-87010, filed April 26, 2000.

                  (g)      ProFunds VP filed via EDGAR with Post-Effective  Amendment No. 9 to Registration Statement No. 33-87010,  filed April
                           26, 2000.

                  (h)      Prudential  Series  Fund,  Inc.  filed via EDGAR with  Post-Effective  Amendment  No. 15 to  Registration
                           Statement No. 33-87010, filed April 26, 2001.

         (9)      Opinion  and  consent  of  Counsel  filed via EDGAR  with  Post-Effective  Amendment  No. 11 to this  Registration
                  Statement No. 333-08853, filed April 26, 2002.

         (10)     Consent of Ernst & Young LLP filed via EDGAR with Post-Effective  Amendment No. 11 to this Registration  Statement
                  No. 333-08853, filed April 26, 2002.

         (11)     Not applicable.

         (12)     Not applicable.

         (13)     Calculation  of  Performance  Information  for  Advertisement  of  Performance  filed  via  EDGAR  in the  Initial
                  Registration Statement to this Registration Statement, filed July 25, 1996.

         (14)     Financial Data Schedule

Item 25.  Directors and Officers of the Depositor:  The Directors and Officers of the Depositor are:

Name and Principal Business Address                                    Position and Offices with Depositor
-----------------------------------                                    -----------------------------------

Patricia J. Abram                                                      Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert W. Brinkman                                                     Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl A. Cavaliere                                                      Vice President, Corporate Treasurer and
American Skandia Life Assurance Corporation                            Business Controller
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kathleen A. Chapman                                                    Corporate Secretary
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lincoln R. Collins                                                     Senior Vice President, Chief Operating Officer and
American Skandia Life Assurance Corporation                            Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Wade A. Dokken                                                         President and Chief Executive Officer
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Thomas M. Mazzaferro                                                   Executive Vice President,
American Skandia Life Assurance Corporation                            Chief Financial Officer, and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Michael A. Murray                                                      Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert G. Whitcher                                                     Director
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kirk P. Wickman                                                        Senior Vice President and General Counsel
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Brett M. Winson                                                        Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Item 26.  Persons  Controlled  by or Under Common  Control with the  Depositor or  Registrant:  The  Depositor  does not directly or indirectly control any person.  The following persons are under common control with the Depositor by American Skandia, Inc.:

         (1)      American  Skandia  Information  Services and  Technology  Corporation  ("ASIST"):  The  organization  is a general
                  ---------------------------------------------------------------------    -------
                  business  corporation  organized  in the State of Delaware.  Its primary  purpose is to provide  various  types of business services to American Skandia,  Inc. and all of its subsidiaries  including computer systems  acquisition, development and maintenance,  human resources  acquisition,  development and management,  accounting and financial reporting services and general office services.

         (2)      American Skandia  Marketing,  Incorporated  ("ASM,  Inc."):  The  organization is a general  business  corporation
                  ----------------------------------------------------------
                  organized  in the State of  Delaware.  It was formed  primarily  for the purpose of acting as a  broker-dealer  in securities.  It acts as the principal  "underwriter" of annuity contracts deemed to be securities,  as required by the  Securities  and Exchange  Commission,  which  insurance  policies  are to be issued by American  Skandia Life
                  Assurance  Corporation.  It provides  securities  law  supervisory  services in relation to the marketing of those products  of  American  Skandia  Life  Assurance  Corporation  registered  as  securities.  It also may act as the principal  underwriter  and/or  provide  securities  law  supervisory  services in relation to  marketing of other offerings,  including  certain  public  mutual  funds.  It also has the  power to  carry on a  general  financial, securities,  distribution,  advisory,  or investment  advisory  business;  to act as a general agent or broker for insurance  companies and to render  advisory,  managerial,  research and consulting  services for  maintaining and improving managerial efficiency and operation.

         (3)      American Skandia Investment Services,  Incorporated ("ASISI"):  The organization is a general business corporation
                  -------------------------------------------------------------
                  organized  in the state of  Connecticut.  The  organization  is  authorized  to  provide  investment  service  and investment  management advice in connection with the purchasing,  selling,  holding or exchanging of securities or other assets to insurance  companies,  insurance-related  companies,  mutual funds or business trusts. Its primary role is expected to be as investment  manager for certain  mutual funds,  including but not limited to funds to be made available primarily through the variable insurance products of American Skandia Life Assurance Corporation.

         (4)      Skandia Vida: This  subsidiary of American  Skandia Life Assurance  Corporation was organized in March,  1995, and
                  ------------
                  began  operations in July,  1995. It offers  investment  oriented life insurance  products  designed for long-term savings through independent banks and brokers.  Currently, it is licensed for this type of business in Mexico.

Item 27.  Number of Contract Owners:  As of December 31, 2001 there were 4,564 owners of contracts.

Item 28.  Indemnification:  Under Section 33-320a of the Connecticut  General  Statutes,  the Depositor must indemnify a director or officer against judgments,  fines,  penalties,  amounts paid in settlement and reasonable  expenses  including  attorneys' fees, for actions  brought or  threatened  to be brought  against  him in his  capacity as a director or officer  when  certain  disinterested parties  determine  that he  acted  in good  faith  and in a manner  he  reasonably  believed  to be in the  best  interests  of the
Depositor.  In any criminal  action or proceeding,  it also must be determined that the director or officer had no reason to believe his conduct was  unlawful.  The director or officer must also be  indemnified  when he is successful on the merits in the defense of a proceeding or in  circumstances  where a court  determines that he is fairly and reasonable  entitled to be  indemnified,  and the court approves the amount.  In shareholder  derivative  suits, the director or officer must be finally adjudged not to have breached this duty to the Depositor or a court must determine that he is fairly and  reasonably  entitled to be indemnified  and must approve the amount.  In a claim based upon the  director's or officer's  purchase or sale of the  Registrants'  securities,  the director or officer may obtain  indemnification  only if a court determines that, in view of all the circumstances,  he is fairly and reasonably entitled to be indemnified  and then for such amount as the court shall  determine.  The By-Laws of American  Skandia Life Assurance
Corporation ("ASLAC") also provide directors and officers with rights of indemnification, consistent with Connecticut Law.

The foregoing statements are subject to the provisions of Section 33-320a.

Directors and officers of ASLAC and ASM, Inc. can also be  indemnified  pursuant to indemnity  agreements  between each director and officer and  American  Skandia,  Inc.,  a  corporation  organized  under the laws of the state of Delaware.  The  provisions  of the indemnity agreement are governed by Section 45 of the General Corporation Law of the State of Delaware.

The directors and officers of ASLAC and ASM, Inc. are covered under a directors and officers  liability  insurance  policy issued by an unaffiliated  insurance  company to Skandia  Insurance  Company Ltd., their ultimate parent.  Such policy will reimburse ASLAC or
ASM,  Inc., as  applicable,  for any payments that it shall make to directors and officers  pursuant to law and,  subject to certain exclusions  contained in the policy,  will pay any other costs,  charges and expenses,  settlements  and judgments  arising from any proceeding involving any director or officer of ASLAC or ASM, Inc., as applicable, in his or her past or present capacity as such.

               Registrant  hereby undertakes as follows:  Insofar as  indemnification  for liabilities  arising under the Securities
Act of 1933 (the "Act") may be permitted to directors,  officers and  controlling  persons of  Registrant  pursuant to the foregoing provisions,  or  otherwise,  Registrant  has been  advised  that in the  opinion of the  Securities  and  Exchange  Commission  such indemnification  is against public policy as expressed in the Act and,  therefore,  is unenforceable.  In the event that a claim for indemnification  against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director,  officer or  controlling  person of Registrant in the  successful  defense of any action,  suit or  proceeding) is asserted by such director, officer or controlling  person in connection with the securities  being  registered,  unless in the opinion of Registrant's  counsel the matter has been settled by controlling  precedent,  Registrant will submit to a court of appropriate  jurisdiction  the question whether such  indemnification  by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters:

(a)      At present, ASM, Inc. acts as principal underwriter only for annuities to be issued by ASLAC.

(b)      Directors and officers of ASM, Inc.

Name and Principal Business Address                                   Position and Offices with Underwriter
-----------------------------------                                   -------------------------------------

Patricia J. Abram                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lori Allen                                                                      Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Hollie Briggs                                                                   Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert Brinkman                                                                 Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl A. Cavaliere                                                               Vice President, Corporate Treasurer and
American Skandia Life Assurance Corporation                                     Business Controller
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kathleen A. Chapman                                                             Corporate Secretary
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lucinda C. Ciccarello                                                           Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

John W. Coleman                                                                 Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lincoln R. Collins                                                              Senior Vice President, Chief Operating
American Skandia Life Assurance Corporation                                     Officer and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Timothy S. Cronin                                                               Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Wade A. Dokken                                                                  President and Chief Executive Officer
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lisa Foote                                                                      Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Jacob Herchler                                                                  Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Thomas M. Mazzaferro                                                            Executive Vice President,
American Skandia Life Assurance Corporation                                     Chief Financial Officer, and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Michael A. Murray                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl E. Oberholtzer                                                             Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

David A. Pugliese                                                               Interim Chief Compliance Officer
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Polly Rae                                                                       Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Rebecca Ray                                                                     Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Timothy D. Rogers                                                               Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Scott H. Rothstein                                                              Vice President and Deputy General Counsel
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Hayward L. Sawyer                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Charles R. Shaw                                                                 Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Guy Sullivan                                                                    Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Amanda C. Sutyak                                                                Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert G. Whitcher                                                              Director
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kirk P. Wickman                                                                 Senior Vice President and
American Skandia Life Assurance Corporation                                     General Counsel
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Item 30.  Location of Accounts  and  Records:  Accounts  and records are  maintained  by ASLAC at its  principal  office in Shelton,
Connecticut.

Item 31.  Management Services:  None

Item 32.  Undertakings:

(a)            Registrant  hereby undertakes to file a post-effective  amendment to this Registration  Statement as frequently as is necessary to ensure that the audited  financial  statements in the Registration  Statement are never more than 16 months old so long as payments under the annuity contracts may be accepted and allocated to the Sub-accounts of Separate Account B.

(b)            Registrant  hereby  undertakes to include  either (1) as part of any  enrollment  form or  application  to purchase a contract  offered  by the  prospectus,  a space  that an  applicant  or  enrollee  can check to request a  Statement  of  Additional
Information,  or (2) a post card or similar  written  communication  affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)            Registrant  hereby  undertakes  to deliver any  Statement of  Additional  Information  and any  financial  statements required to be made available under this form promptly upon written or oral request.

(d)            American  Skandia Life Assurance  Corporation  ("Depositor")  hereby  represents  that the aggregate fees and charges under the annuity  contracts are  reasonable in relation to the services  rendered,  the expenses  expected to be incurred,  and the risks  assumed by the  Depositor.  Depositor  bases its  representation  on its  assessment  of all of the facts and  circumstances, including  such relevant  factors as: the nature and extent of such services,  expenses and risks;  the need for Depositor to earn a profit; the degree to which the contracts include innovative  features;  and the regulatory standards for exemptive relief under the
Investment Company Act of 1940 used prior to October 1996,  including the range of industry practice.  This  representation  applies to all Contracts sold pursuant to this  Registration  Statement,  including  those sold on the terms  specifically  described in the prospectus  contained  herein,  or any  variations  therein,  based on  supplements,  endorsements,  or riders to any  Contracts  or prospectus, or otherwise.

(e)            With respect to the restrictions on withdrawals for Texas Optional  Retirement  Programs and Section 403(b) plans, we are relying upon: 1) a no-action  letter dated  November 28, 1988 from the staff of the  Securities  and Exchange  Commission to the
American  Council of Life Insurance with respect to annuities  issued under Section  403(b) of the code, the  requirements  of which have been  complied  with by us; and 2) Rule 6c-7 under the 1940 Act with  respect to  annuities  made  available  through the Texas
Optional Retirement Program, the requirements of which have been complied with by us.

                                                              EXHIBITS

         As noted in Item 24(b), various exhibits are incorporated by reference or are not applicable.  The exhibits included are as follows:

                                                              SIGNATURES

         As required by the Securities Act of 1933 and the Investment  Company Act of 1940, the Registrant  certifies that it meets the requirements  of Securities  Act Rule 485(b) for  effectiveness  of the  Registration  Statement and has duly caused this  Registration
Statement to be signed on its behalf, in the Town of Shelton and State of Connecticut, on this  14th day of November, 2002.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

                                                              Registrant

                                            By: American Skandia Life Assurance Corporation
                                            -----------------------------------------------

By:  /s/ Kathleen A. Chapman                                                Attest:  /s/ Scott K. Richardson
Kathleen A. Chapman, Corporate Secretary                                               Scott K. Richardson

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                               Depositor

By:  /s/ Kathleen A. Chapman                                                Attest:  /s/ Scott K. Richardson
Kathleen A. Chapman, Corporate Secretary                                               Scott K. Richardson

As required by the Securities Act of 1933, this  Registration  Statement has been signed by the following persons in the capacities and on the date indicated.

              Signature                            Title                                       Date
              ---------                            -----                                       ----
                                                     (Principal Executive Officer)

          Wade A. Dokken**         President and Chief Executive Officer                  November 14, 2002
          ----------------
           Wade A. Dokken

                                     (Principal Financial Officer and Principal Accounting Officer)

  /s/ Carl A. Cavaliere            Vice President, Corporate Treasurer                    November 14, 2002
  Carl A. Cavaliere                and  Business Controller

  /s/ Thomas M. Mazzaferro         Executive Vice President,                              November 14, 2002
  Thomas M. Mazzaferro             Chief Financial Officer

                                                          (Board of Directors)

      Lincoln R. Collins*                          Thomas M. Mazzaferro*               Robert G. Whitcher***
      -------------------                          --------------------                ---------------------
      Lincoln R. Collins                            Thomas M. Mazzaferro                Robert G. Whitcher

                                    *By:  /s/ Kathleen A. Chapman
                                          -----------------------------
                                            Kathleen A. Chapman

     *Pursuant to Powers of Attorney previously filed with Post-Effective Amendment No. 1 to Registration Statement No. 333-53596.
          **Pursuant to Power of Attorney filed with Post-Effective Amendment No. 6 to Registration Statement No. 333-38119.
          ***Pursuant to Power of Attorney filed with Pre-Effective Amendment No. 1 to Registration Statement No. 333-68714.